      As filed with the Securities and Exchange Commission on April 4, 2007

                                            REGISTRATION STATEMENT NO. 333-27689
                                                                       811-08225

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    ---------

                                    FORM N-4
                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 10


                                       AND

                             REGISTRATION STATEMENT
                    UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 34



                METLIFE OF CT FUND BD III FOR VARIABLE ANNUITIES

                           (Exact name of Registrant)


                    METLIFE INSURANCE COMPANY OF CONNECTICUT

                               (Name of Depositor)


                   ONE CITYPLACE, HARTFORD, CONNECTICUT 06199

              (Address of Depositor's Principal Executive Offices) Depositor's Telephone Number, including area code: (860) 308-1000


                              MARIE C. SWIFT, ESQ.

                       METROPOLITAN LIFE INSURANCE COMPANY
                               501 BOYLSTON STREET
                                BOSTON, MA 02116
                  (Name and Address of Agent Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on April 30, 2007 pursuant to paragraph (b) of Rule 485.


[ ]            days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on            pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Variable Annuity Contracts

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            INDEX ANNUITY PROSPECTUS:

                METLIFE OF CT FUND BD III FOR VARIABLE ANNUITIES
                 METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES



This prospectus describes INDEX ANNUITY, a single premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). Index Annuity is issued as an individual contract.



You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options as of April 30, 2007 are:





LEGG MASON PARTNERS VARIABLE EQUITY TRUST          METROPOLITAN SERIES FUND, INC. (CLASS A)
  (CLASS I)                                           BlackRock Money Market Portfolio
  Legg Mason Partners Variable Equity Index           Morgan Stanley EAFE(R) Index Portfolio
  Portfolio                                           Russell 2000(R) Index Portfolio



-------


+ Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix C Additional Information Regarding Underlying Funds."



THE CONTRACT IS NO LONGER OFFERED TO NEW PURCHASERS.



In addition, we may offer an optional guarantee feature, called "Principal Protection Guarantee," to protect your investment. If you purchase Principal Protection Guarantee, we will guarantee that on the Principal Protection Expiration Date (the last day of the eighth Contract Year), your Contract will be worth at least 115%, 100% or 90% (depending on your selection) of your Purchase Payment, adjusted for withdrawals, even if the value of your Contract on that date is less than the chosen percentage of your Purchase Payment, adjusted for withdrawals. To qualify for the Principal Protection Guarantee feature, you must allocate your Purchase Payment to the Protected Funding Option -- the Legg Mason Partners Variable Equity Trust: Legg Mason Partners Variable Equity Index Portfolio -- and keep your payment in that funding option until the end of the eighth Contract Year. There is a separate charge for this feature. WE ARE NOT CURRENTLY OFFERING THE PRINCIPAL PROTECTION GUARANTEE FEATURE.



This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 30, 2007. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415, call 800-874-1225 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                         PROSPECTUS DATED APRIL 30, 2007

                                TABLE OF CONTENTS





Glossary....................................................    3
Summary.....................................................    4
Fee Tables..................................................    7
Condensed Financial Information.............................    9
The Annuity Contract........................................    9
  Contract Owner Inquiries..................................   10
  Purchase Payments.........................................   11
  Accumulation Units........................................   11
  The Variable Funding Options..............................   11
  Principal Protection Guarantee............................   13
  Principal Protection Expiration Date......................   14
The Fixed Account...........................................   15
Charges and Deductions......................................   15
  General...................................................   15
  Withdrawal Charge.........................................   16
  Free Withdrawal Allowance.................................   16
  Transfer Charge...........................................   16
  Principal Protection Fee..................................   16
  Principal Protection Cancellation Charge..................   17
  Administrative Charges....................................   17
  Mortality and Expense Risk Charge.........................   17
  Variable Liquidity Benefit Charge.........................   18
  Variable Funding Option Expenses..........................   18
  Premium Tax...............................................   18
  Changes in Taxes Based Upon Premium or Value..............   18
Transfers...................................................   18
  Dollar Cost Averaging.....................................   20
Access to Your Money........................................   21
  Systematic Withdrawals....................................   21
Ownership Provisions........................................   22
  Types of Ownership........................................   22
  Contract Owner............................................   22
  Beneficiary...............................................   22
  Annuitant.................................................   22
Death Benefit...............................................   23
  Death Proceeds Before the Maturity Date...................   23
  Payment of Proceeds.......................................   24
  Death Proceeds After the Maturity Date....................   26
The Annuity Period..........................................   26
  Maturity Date.............................................   26
  Allocation of Annuity.....................................   26
  Variable Annuity..........................................   27
  Fixed Annuity.............................................   27
Payment Options.............................................   27
  Election of Options.......................................   27
  Annuity Options...........................................   28
  Variable Liquidity Benefit................................   28
Miscellaneous Contract Provisions...........................   29
  Right to Return...........................................   29
  Termination...............................................   29
  Required Reports..........................................   29
  Suspension of Payments....................................   29
The Separate Accounts.......................................   29
  Performance Information...................................   30
Federal Tax Considerations..................................   31
  General Taxation of Annuities.............................   31
  Types of Contracts: Qualified and Non-qualified...........   32
  Qualified Annuity Contracts...............................   32
     Taxation of Qualified Annuity Contracts................   32
     Mandatory Distributions for Qualified Plans............   32
     Individual Retirement Annuities........................   33
     Roth IRAs..............................................   33
     TSAs (ERISA and Non-ERISA..............................   34
  Non-qualified Annuity Contracts...........................   35
     Diversification Requirements for Variable Annuities....   37
     Ownership of the Investments...........................   37
     Taxation of Death Benefit Proceeds.....................   37
  Other Tax Considerations..................................   37
     Treatment of Charges for Optional Benefits.............   37
     Puerto Rico Tax Considerations.........................   37
     Non-Resident Aliens....................................   38
     Tax Credits and Deductions.............................   38
Other Information...........................................   38
  The Insurance Companies...................................   38
  Financial Statements......................................   38
  Distribution of Variable Annuity Contracts................   38
  Conformity with State and Federal Laws....................   40
  Voting Rights.............................................   40
  Restrictions on Financial Transactions....................   40
  Legal Proceedings.........................................   41
Appendix A: Condensed Financial Information for MetLife of
  CT Fund BD III for Variable Annuities.....................  A-1
Appendix B: Condensed Financial Information for MetLife of
  CT Fund BD IV for Variable Annuities......................  B-1
Appendix C: Additional Information Regarding Underlying
  Funds.....................................................  C-1
Appendix D: The Fixed Account...............................  D-1
Appendix E: Contents of the Statement of Additional
  Information...............................................  E-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract. For transfer, withdrawal, surrender, and (if applicable) loan requests, our Home Office address is: MetLife, P.O. Box 990014, Hartford, CT 06199-0014. For Purchase Payments and (if applicable) loan repayments, our Home Office address is:
MetLife, P.O. Box 371857, Pittsburgh, PA 15250-7857.


MATURITY DATE -- the date on which the Annuity Payments are to begin.


PAYMENT OPTION -- an annuity option elected under your Contract.


PURCHASE PAYMENT -- the premium paid by you to initiate this Contract.


QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, 408A or 414(d) of the Code.


SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.


YOU, YOUR -- the Contract Owner.

                                    SUMMARY:

                                  INDEX ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors the MetLife of CT Fund BD III for Variable Annuities ("Fund BD III"); MetLife Life and Annuity Company of Connecticut sponsors the MetLife of CT Fund BD IV for Variable Annuities ("Fund BD IV"). When we refer to the Separate Account, we are referring to either Fund BD III or Fund BD IV, depending upon your issuing Company.


The Contract is no longer available for sale.



For Contracts issued in New York, a waiver of the withdrawal charge may apply to all Annuity Payments.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.


During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.


WHAT IS THE PRINCIPAL PROTECTION GUARANTEE FEATURE? You can choose to protect your investment by purchasing a separate guarantee from the Company. With the Principal Protection Guarantee, you receive, at the end of eight years, 115%, 100%, or 90% of your Purchase Payment (depending on the guarantee you purchased) reduced proportionately by any withdrawals and related withdrawal charges, or the Contract Value -- whichever is greater. Not all levels of protection may be available for purchase. WE ARE NOT CURRENTLY OFFERING THE PRINCIPAL PROTECTION GUARANTEE FEATURE.

After the end of the eighth Contract Year, you may remain in the Contract and transfer to any of the funding options, transfer to another annuity contract, or withdraw your Contract Value. Unless you inform us in writing of a different investment choice, at the end of the eighth Contract Year, we will transfer your Contract Value to the Money Market Portfolio offered within this Contract.

If you have selected the Principal Protection Feature, any partial amounts you withdraw (including the withdrawal charge and Principal Protection Cancellation Charge) will reduce the amount of principal guaranteed proportionately. If you make a full withdrawal before the end of the eighth Contract Year, the Principal Protection Guarantee is no longer in effect. Depending on market conditions, the Cash Surrender Value may be more or less than the guaranteed principal amount you selected. We will not refund any expenses or fees associated with the Principal Protection Guarantee feature under any circumstances.


WHO CAN PURCHASE THIS CONTRACT? The Contract was available for use in connection with (1) individual Non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another Contract. Qualified Contracts include Contracts qualifying under Section 401(a), 403(b), 408(b) or 408A of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.


The Contract was available for purchase with a single payment of at least $10,000. At this time, the Company does not permit additional payments.



CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. We reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.25% for the Standard Death

Benefit and 1.45% for the Enhanced Death Benefit. For Contracts with a value of less than $50,000, we also deduct an annual Contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

An optional Contract feature, the Principal Protection Guarantee, provides that you will receive a stated percent of your single payment, less partial withdrawals and related withdrawal charges, on the Principal Protection Guarantee Expiration Date. There is an annual Principal Protection Fee of up to 2.00% if you select this feature. If you withdraw your money before the Maturity Date and if you have selected the Principal Protection Guarantee, there is no refund of the Principal Protection Fee and the Company may deduct an additional Principal Protection Cancellation Charge (0% -- 4%).

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payment. The maximum percentage is 6%, decreasing to 0% after eight full years.

If you select the Variable Liquidity Benefit, there is a charge of up to 6% of the amounts withdrawn.

HOW WILL MY PURCHASE PAYMENT AND WITHDRAWALS BE TAXED? Generally, payments to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payment and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.


For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money -- Systematic Withdrawals").


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges and/or the Principal Protection Cancellation Charge may apply. In addition, income taxes and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

                                    FEE TABLE

--------------------------------------------------------------------------------


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES




WITHDRAWAL CHARGE.......................................   6%(1)
(as a percentage of the Purchase Payments withdrawn)

TRANSFER CHARGE.........................................   $10(2)
(assessed on transfers that exceed 12 per year)

VARIABLE LIQUIDITY BENEFIT CHARGE.......................   6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.)

PRINCIPAL PROTECTION CANCELLATION CHARGE (as a percentage of Purchase Payment withdrawn from the Protected Funding Option)






     YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    CANCELLATION CHARGE
------------------------     -------------    -------------------


         0 years                3 years                4%
         3 years                6 years                3%
         6 years                7 years                2%
         7 years                8 years                1%
        8 + years                                      0%



The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES



ANNUAL CONTRACT ADMINISTRATIVE CHARGE...................   $30
(Waived if contract value is $50,000 or more)


---------



1 The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for eight years. The charge is as follows:



     YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------


         0 years                2 years               6%
         2 years                4 years               5%
         4 years                6 years               4%
         6 years                7 years               3%
         7 years                8 years               2%
        8 + years                                     0%





2     We do not currently assess the transfer charge.




3 This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after eight years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------


         0 years                2 years               6%
         2 years                4 years               5%
         4 years                6 years               4%
         6 years                7 years               3%
         7 years                8 years               2%
         8+years                                      0%



ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)


-------------------------------------------------------------------------------------------------
                                    STANDARD                                            ENHANCED
                                      DEATH                                               DEATH
                                     BENEFIT                                             BENEFIT
-------------------------------------------------------------------------------------------------

Mortality and Expense Risk Charge     1.25%        Mortality and Expense Risk Charge      1.45%
Administrative Expense Charge         0.15%        Administrative Expense Charge          0.15%
                                      ----                                                ----
Total Annual Separate Account                        Total Separate Account Charges       1.60%
Charges                               1.40%
-------------------------------------------------------------------------------------------------



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2006 (unless otherwise indicated):



The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9368.



MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES




                                                                         MINIMUM    MAXIMUM
                                                                         -------    -------


TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service fees (12b-1), and
  other expenses)....................................................     0.33%      0.52%




UNDERLYING FUND FEES AND EXPENSES




(as a percentage of average daily net assets)




                                                                                                CONTRACTUAL FEE
                                                                                       TOTAL         WAIVER       NET TOTAL
                                                                                       ANNUAL        AND/OR         ANNUAL
                                          MANAGEMENT  DISTRIBUTION AND/OR    OTHER   OPERATING      EXPENSE       OPERATING
UNDERLYING FUND:                              FEE     SERVICE(12b-1) FEES  EXPENSES   EXPENSES   REIMBURSEMENT    EXPENSES*
----------------                          ----------  -------------------  --------  ---------  ---------------  -----------


LEGG MASON PARTNERS VARIABLE EQUITY
  TRUST
  Legg Mason Partners Variable Equity
     Index Portfolio -- Class I.........     0.31%             0             0.02%     0.33%            0        0.33%
METROPOLITAN SERIES FUND, INC.(1)
  BlackRock Money Market Portfolio
     -- Class A.........................     0.34%             0             0.04%     0.38%         0.01%       0.37%(2)
  Morgan Stanley EAFE(R) Index Portfolio
      -- Class A........................     0.30%             0             0.15%     0.45%         0.01%       0.44%(3)(4)
  Russell 2000(R) Index Portfolio
      -- Class A........................     0.25%             0             0.11%     0.36%         0.01%       0.35%(3)(5)



---------

* Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

NOTES


(1) Other Expenses have been restated to reflect current fees, as if current fees had been in effect during the previous fiscal year.


(2) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008 to reduce the Management Fee to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million.


(3) Other Expenses include 0.02% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year.


(4) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008 to reduce the Management Fee of the Portfolio to 0.293%.


(5) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008 to reduce the Management Fee of the Portfolio to 0.243%



EXAMPLE


The example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses.

The example assumes that you have elected the most expensive death benefit option but have not elected the Principal Protection Guarantee feature.

EXAMPLE



                                                                                           IF CONTRACT IS NOT SURRENDERED OR
                                                 IF CONTRACT IS SURRENDERED AT THE          ANNUITIZED AT THE END OF PERIOD
                                                       END OF PERIOD SHOWN:                             SHOWN:
                                          ----------------------------------------------  ----------------------------------
FUNDING OPTION                              1 YEAR      3 YEARS     5 YEARS    10 YEARS     1 YEAR      3 YEARS     5 YEARS
--------------                            ----------  ----------  ----------  ----------  ----------  ----------  ----------


Underlying Fund with Minimum Total
Annual Operating Expenses...............     $801       $1,070      $1,425      $2,295       $201        $620       $1,065
Underlying Fund with Maximum Total
Annual Operating Expenses...............     $813       $1,107      $1,486      $2,419       $213        $657       $1,126

                                              IF
                                           CONTRACT
                                            IS NOT
                                            SURREN-
                                           DERED OR
                                          ANNUITIZED
                                          AT THE END
                                           OF PERIOD
                                            SHOWN:
                                          ----------
FUNDING OPTION                             10 YEARS
--------------                            ----------


Underlying Fund with Minimum Total
Annual Operating Expenses...............    $2,295
Underlying Fund with Maximum Total
Annual Operating Expenses...............    $2,419



WE DO NOT CURRENTLY OFFER THE PRINCIPAL PROTECTION GUARANTEE FEATURE AND THEREFORE, HAVE NOT PROVIDED EXPENSE EXAMPLES.

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

Index Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.


You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.


Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.


The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.




                                                          MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
            DEATH BENEFIT/OPTIONAL FEATURE                         ANNUITANT ON THE CONTRACT DATE
------------------------------------------------------    -----------------------------------------------


Standard Death Benefit                                                          80*
Enhanced Death Benefit                                                          75



---------
* For Contracts issued prior to May 2, 2005, the maximum age for the Standard Death Benefit is age 85.

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.


Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.


CONTRACT OWNER INQUIRIES


Any questions you have about your Contract should be directed to our Home Office at 1-800-874-1225.

PURCHASE PAYMENTS


Your Purchase Payment is due and payable before the Contract becomes effective. The minimum Purchase Payment is $10,000. No additional payments are allowed at this time. Under certain circumstances, we may waive the minimum Purchase Payment requirement. A Purchase Payment over $1,000,000 may be made only with our prior consent.


We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.")



We will apply the Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission). If your request or other information accompanying the Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.




ACCUMULATION UNITS


The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment or transfer request (or, liquidate for a withdrawal request) is determined by dividing the amount directed to each Variable Funding Option (or, taken from each Variable Funding Option) by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.


THE VARIABLE FUNDING OPTIONS


You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.



We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g., a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's election criteria.



WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.



In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, we are generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company (now MetLife Insurance Company of Connecticut) and The Travelers Life and Annuity Company (now MetLife Life and Annuity Company of Connecticut) from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason. The agreement also obligates Legg Mason to continue making payments to the Company with respect to Underlying Funds advised by Legg Mason affiliates, on the same terms provided for in administrative services agreements between Citigroup's asset management affiliates and the Travelers insurance companies that predated the acquisition.



PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC and Met Investors Advisory LLC) or subadviser of an Underlying Fund, or its affiliates, may compensate us and/or certain of our affiliates. These payments may be used for a variety purposes, including payment of expenses for certain administrative, marketing and support services with respect to the contracts and, in the Company's role as an intermediary, with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Underlying Fund attributable to the Contracts and certain other variable insurance products that the Company and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.



Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.



The Company and/or certain of its affiliated insurance companies have joint ownership interest in our affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are organized as "limited liability companies." The Company's ownership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)





Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and fees. You may obtain an Underlying Fund prospectus by calling 800-874-1225 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.


The current Underlying Funds are listed below, along with their investment advisers and any subadviser:



             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------


LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable     Seeks investment results that,     Legg Mason Partners Fund Advisor,
     Equity Index Portfolio        before expenses, correspond to     LLC
     -- Class I                    the price and yield performance    Subadviser: ClearBridge Advisors,
                                   of the S&P 500 Index.              LLC
METROPOLITAN SERIES FUND, INC.
  BlackRock Money Market           Seeks a high level of current      MetLife Advisers, LLC Subadviser:
     Portfolio -- Class A          income consistent with             BlackRock Advisors, LLC
                                   preservation of capital.
  Morgan Stanley EAFE(R) Index     Seeks to equal the performance of  MetLife Advisers, LLC Subadviser:
     Portfolio  -- Class A         the MSCI EAFE(R) Index.            MetLife Investment Advisors
                                                                      Company, LLC
  Russell 2000(R) Index Portfolio  Seeks to equal the return of the   MetLife Advisers, LLC Subadviser:
      -- Class A.................  Russell 2000 Index.                MetLife Investment Advisors
                                                                      Company, LLC



PRINCIPAL PROTECTION GUARANTEE
THIS OPTIONAL FEATURE IS NOT CURRENTLY BEING OFFERED.

You can choose to protect your investment by purchasing a guarantee called the Principal Protection Feature. If you purchase this feature, the Company will guarantee that on the Principal Protection Expiration Date, your Contract will be worth at least either 115%, 100%, or 90% (depending on the guarantee you purchased) of your Purchase Payment adjusted only for withdrawal reductions (including the withdrawal charge and the Principal Protection Cancellation Charge), even if the value of your Contract on that date is less than the chosen percentage of your Purchase Payment, adjusted for withdrawals. The Purchase Payment is not adjusted for administrative charges and mortality and expense risk charges. To qualify for the Principal Protection Feature, you must select this feature when you purchase the Contract, and allocate your entire Purchase Payment to the Protected Funding Option, the Equity Index Portfolio, until the Principal Protection Expiration Date. Not all levels of protection may be purchased at all times. A Principal Protection Fee and a Cancellation Charge are associated with this feature. (See Charges and Deductions.) YOU SHOULD NOT PURCHASE THIS FEATURE IF YOU INTEND TO SURRENDER THE CONTRACT WITHIN EIGHT YEARS.

At this time, the only Protected Funding Option is Equity Index Portfolio. At some time in the future, we may add additional Protected Funding Options.

If you buy the Principal Protection Guarantee feature, you may not transfer out of the Protected Funding Option before the end of the eighth Contract Year. You may withdraw or annuitize all or part of your Contract Value before the Principal Protection Expiration Date, subject to a Principal Protection Cancellation Charge and withdrawal charges.

The amounts you withdraw (including the withdrawal charge and Principal Protection Cancellation Charge) will reduce the amount of the principal guarantee proportionately. The Principal Protection amount on any date is equal to the amount allocated to the Protected Funding Option, reduced by all prior withdrawal reductions associated with that fund. A withdrawal reduction is calculated by multiplying the fund's Principal Protection amount immediately prior to the withdrawal by the ratio of the amount of the withdrawal from that fund, including all withdrawal charges and fees, to the value of the fund immediately prior to the withdrawal.

The following example illustrates the effect of withdrawals on the amount of principal protected in both a positive and negative market:

                              UP MARKET WITHDRAWAL




-----------------------------------------------------------------------------------------------
(a) Contract Value                                (b) Principal Protection Benefit
-----------------------------------------------------------------------------------------------
Contract Value before withdrawal   $125,000       Principal Protection Benefit
                                                  before withdrawal                   $100,000
Withdrawal                         $ 25,000
                                   --------

Contract Value after withdrawal    $100,000       Partial Surrender Reduction         $ 20,000
                                                    $100,000 x $ 25,000 = $20,000
                                                               --------
                                                               $125,000

                                                  Principal Protection Benefit
                                                  after partial surrender reduction   $ 80,000
                                                    ($100,000 - $20,000 = $80,000)
-----------------------------------------------------------------------------------------------


            PRINCIPAL PROTECTION BENEFIT AFTER WITHDRAWAL IS $80,000

                             DOWN MARKET WITHDRAWAL



----------------------------------------------------------------------------------------------
(a) Contract Value                               (b) Principal Protection Benefit
----------------------------------------------------------------------------------------------
Contract Value before withdrawal   $80,000       Principal Protection Benefit
                                                 before withdrawal                   $100,000
Withdrawal                         $20,000
                                   -------

Contract Value after partial                     Partial Surrender Reduction         $ 25,000
surrender                          $60,000
                                                   $100,000 x $20,000 = $25,000
                                                              -------
                                                              $80,000

                                                 Principal Protection Benefit
                                                 after partial surrender reduction   $ 75,000
                                                   ($100,000 - $25,000 = $75,000)
----------------------------------------------------------------------------------------------


            PRINCIPAL PROTECTION BENEFIT AFTER WITHDRAWAL IS $75,000


PRINCIPAL PROTECTION EXPIRATION DATE


If you purchase the Principal Protection Feature, the Company will fulfill its obligations under the feature on the Principal Expiration Date (which is the last day of the eighth Contract Year). On that date, we will contribute to your Contract Value any amount needed to bring your Contract Value up to 115%, 100% or 90%, depending on your selection, of your original Purchase Payment adjusted for withdrawal reductions. In addition, on the Principal Protection Expiration Date, we will transfer your Contract Value to the Money Market Portfolio, a money market fund, unless you select, in writing, a different Variable Funding Option. On and after the Principal Protection Expiration Date, you may remain in the Contract and transfer to any Variable Funding Options, annuitize your

Contract, exchange this Contract for another annuity contract, or withdraw your Contract Value. ONCE THE PRINCIPAL PROTECTION DATE HAS PASSED, UNLESS YOU PURCHASE A NEW CONTRACT, THE PRINCIPAL PROTECTION BENEFIT IS NO LONGER IN EFFECT. Your registered representative will help you with your decision.

                                  FIXED ACCOUNT

--------------------------------------------------------------------------------


We may offer our Fixed Account as a funding option. Please see Appendix D for more information.


                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

GENERAL


We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:



     - the ability for you to make withdrawals and surrenders under the Contracts


     - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

     - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)


     - administration of the annuity options available under the Contracts and



     -    the distribution of various reports to Contract Owners


Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts


     - sales and marketing expenses including commission payments to your registered representative and



     -    other costs of doing business


Risks we assume include:

     - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established


     - that the amount of the death benefit will be greater than the Contract Value and



     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted


We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE



We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for eight years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:




     YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------


         0 years                2 years               6%
         2 years                4 years               5%
         4 years                6 years               4%
         6 years                7 years               3%
         7 years                8 years               2%
        8+ years                                      0%






For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:



     (a) any part of the Purchase Payment to which no withdrawal charge applies, then



     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then



     (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then



     (d)  any Contract earnings



Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.



We will not deduct a withdrawal charge:



     - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)



     - due to a minimum distribution under our minimum distribution rules then in effect.



FREE WITHDRAWAL ALLOWANCE





Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually, without a withdrawal charge. We calculate the available withdrawal amount as of the first Valuation Date of any given Contract Year. We reserve the right to not permit the provision on a full surrender.


Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

PRINCIPAL PROTECTION FEE

We may offer you the option of purchasing a guarantee on your investment. You can obtain protection for 115%, 100% or 90% of your principal if you buy the Principal Protection Guarantee feature at the time you purchase your Contract. Your registered representative will tell you what levels of protection are currently available for selection. Under this feature, we will guarantee that, on the Principal Protection Expiration Date (which is the last day of the eighth Contract Year), your Contract will be worth at least either 115%, 100% or 90% (depending on your choice of guarantees) of your Purchase Payment, less a reduction for withdrawals, withdrawal charges, and the Principal Protection Cancellation Charge, even if the value of your Contract on that date is less. If your Contract Value is more than the chosen percentage of your original Purchase Payment, you will receive the greater value.

There is an annual charge, the Principal Protection Fee, for this feature. The Principal Protection Fee compensates us for the risks that we will bear in providing this guarantee of principal. The Principal Protection Fee is deducted daily from your Contract Value at a maximum annual rate of 2.00%. The charge varies based on the level of guarantee chosen and the current market conditions that determine our actual costs associated with the Principal Protection Guarantee feature. The charge will be set periodically and will lock in at the time of Contract purchase. The Principal Protection Fee is set forth in your Contract and is nonrefundable. Generally, the Principal Protection Fee will conform to the chart below. Please note that these ranges are estimates. The actual charge will vary due to market conditions, and will be determined by the Company.


  LEVEL OF GUARANTEE         CHARGE RANGE
% OF PURCHASE PAYMENT    % OF CONTRACT VALUE
---------------------    -------------------


         115%               1.90% -- 2.00%
         100%               1.80% -- 2.00%
          90%               1.35% -- 2.00%


You must select the Principal Protection Guarantee feature at the time you purchase your Contract. The Principal Protection Guarantee feature will extend for the eight years from the Contract Date until the Principal Protection Expiration Date. This guarantee is valid only if your Contract is held to the Principal Protection Expiration Date, and you do not annuitize or surrender before that date.

PRINCIPAL PROTECTION CANCELLATION CHARGE

We will assess a Principal Protection Cancellation Charge if you select the Principal Protection Guarantee feature and make a full or partial withdrawal from the Contract before the Principal Protection Expiration Date. This charge compensates us for costs incurred should you withdraw from the Principal Protection Guarantee feature before the Principal Protection Expiration Date.

The Principal Protection Cancellation Charge equals up to 4% of the original Purchase Payment withdrawn. The percent charged depends on the length of time you have had your Contract. The Principal Protection Cancellation Charge is set forth in your Contract.

ADMINISTRATIVE CHARGES


There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:


     (1)  from the distribution of death proceeds;

     (2)  after an annuity payout has begun; or

     (3) if the Contract Value on the date of assessment equals or is greater than $50,000.


We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.


MORTALITY AND EXPENSE RISK CHARGE


Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is equal to 1.25% annually. If you choose the Enhanced Death Benefit, the M&E charge is equal to 1.45% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your registered representative.

VARIABLE LIQUIDITY BENEFIT CHARGE


If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.


We will assess the charge as a percentage of the total benefit received as follows:



       YEARS SINCE PURCHASE PAYMENT
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------


         0 years                2 years               6%
         2 years                4 years               5%
         4 years                6 years               4%
         6 years                7 years               3%
         7 years                8 years               2%
        8+ years                                      0%



Please refer to Payment Options for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE


If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.


                                    TRANSFERS

--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.


Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING


Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., the Morgan Stanley EAFE(R) Index Portfolio and the Russell 2000(R) Index Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.


We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request, certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $10,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.


The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.



You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-DCA Program funds.

You may only have one DCA Program in place at one time.



All provisions and terms of the Contract apply to the DCA Program, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not currently available as a funding option, you may still participate in the DCA Program.


                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------


Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, applicable Principal Protection Cancellation Charge, and any premium tax not previously deducted. Unless you submit a Written Request specifying the Fixed Account and/or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.


If you select the Principal Protection Guarantee feature and withdraw any amounts prior to the Principal Protection Expiration Date, the amounts withdrawn (including the withdrawal charge and Principal Protection Cancellation Charge) will no longer be protected by the Principal Protection Guarantee and will reduce the amount protected by the Guarantee proportionately.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.


We may withhold payment of surrender or withdrawal proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS


After the first Contract Year, and before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.



We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.

Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.


                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER


The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.


You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.


Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:


     -    the death benefit will not be payable upon the Annuitant's death

     -    the Contingent Annuitant becomes the Annuitant

     -    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions ("Death Report Date").

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT

DEATH OF ANY OWNER OR THE ANNUITANT BEFORE AGE 85. We will pay the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax and withdrawals not previously deducted:

     (1)  the Contract Value;

     (2) the Purchase Payment made under the Contract less the total of any withdrawals or

     (3) the Reset Death Benefit Value. The Reset Death Benefit Value is redetermined once every eight years, at which time it is set equal to the then current Contract Value. The Reset Death Benefit Value will also be redetermined any time a withdrawal is taken by reducing the Reset Death Benefit Value by a Partial Surrender Reduction (as described below).

DEATH OF ANY OWNER OR THE ANNUITANT ON OR AFTER AGE 85. We will pay the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or
(3) below, each reduced by any applicable premium tax and withdrawals not previously deducted:

     (1)  the Contract Value;

     (2) the Purchase Payment made under the Contract less the total of any withdrawals or

     (3) the Reset Death Benefit Value (as described above) available at the Annuitant's 85(th) birthday, less any Partial Surrender Reductions (as described below) which occur after the Annuitant's 85(th) birthday.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we reduce the Reset Death Benefit Value by a partial surrender reduction which equals (1) the Reset Death Benefit Value immediately prior to the withdrawal multiplied by (2) the amount of the withdrawal divided by the Contract Value immediately prior to the withdrawal.

For example, assume your current Contract Value is $55,000. If your original Reset Death Benefit Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Reset Death Benefit Value as follows:


           50,000 x (10,000/55,000) = 9,090


Your new Reset Death Benefit Value would be 50,000 - 9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your original Reset Death Benefit Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Reset Death Benefit Value as follows:


           50,000 x (10,000/30,000) = 16,666


Your new Reset Death Benefit Value would be 50,000 - 16,666, or $33,334.

ENHANCED DEATH BENEFIT

DEATH OF ANY OWNER OR THE ANNUITANT BEFORE AGE 80. We will pay the beneficiary a death benefit in an amount equal to the greatest of (1), or (2) below, each reduced by any applicable premium tax, and withdrawals not previously deducted:

     (1)  the Contract Value

     (2) the Roll-Up Death Benefit Value (as described below) available at the Death Report Date

DEATH OF ANY OWNER OR THE ANNUITANT ON OR AFTER AGE 80. We will pay the beneficiary a death benefit in an amount equal to the greatest of (1) or (2) below, each reduced by any applicable premium tax and withdrawals not previously deducted:

     (1)  the Contract Value

     (2) the Roll-Up Death Benefit Value (as described below) available at the Annuitant's 80(th) birthday, less any Partial Surrender Reductions (as described below) which occur after the Annuitant's 80(th) birthday

ROLL-UP DEATH BENEFIT VALUE: On the Contract Date, the Roll-Up Death Benefit Value equals the Purchase Payment. On each anniversary of the Contract Date, we will recalculate the Roll-Up Death Benefit Value as follows:

     (1) the Roll-Up Death Benefit Value on the previous Contract Date anniversary, minus

     (2) any Partial Surrender Reductions (as described below) since the previous Contract Date anniversary

The result, increased by 7%, is the new Roll-Up Death Benefit Value.

On dates other than a Contract Date anniversary, the Roll-Up Death Benefit Value equals:

     (1) the Roll-Up Death Benefit Value on the previous Contract Date anniversary; minus

     (2) any Partial Surrender Reductions (as described below) since the previous Contract Date anniversary.

The maximum Roll-Up Death Benefit payable equals 7% per year, to a maximum of 200% of the difference between the Purchase Payment and all Partial Surrender Reductions (as described below).

The Partial Surrender Reduction equals:

     (1) the amount of the Roll-Up Death Benefit Value just before the reduction for the withdrawal, multiplied by

     (2) the amount of the partial surrender divided by the Contract Value just before the withdrawal.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS



---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

OWNER (WHO IS NOT THE         The beneficiary(ies), or if    Unless the beneficiary         Yes
ANNUITANT) (WITH NO JOINT     none, to the Contract          elects to continue the
OWNER)                        Owner's estate                 Contract rather than receive
                                                             the lump sum distribution.
---------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)  The beneficiary(ies), or if    Unless the beneficiary         Yes
(WITH NO JOINT OWNER)         none, to the Contract          elects to continue the
                              Owner's estate.                Contract rather than receive
                                                             the lump sum distribution.
---------------------------------------------------------------------------------------------------------------
JOINT OWNER (WHO IS NOT THE   The surviving joint owner.     Unless the surviving joint     Yes
ANNUITANT)                                                   owner is the spouse and
                                                             elects to continue the
                                                             Contract.
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

JOINT OWNER (WHO IS THE       The beneficiary(ies), or if    Unless the                     Yes
ANNUITANT)                    none, to the surviving joint   beneficiary/surviving joint
                              owner                          owner is the Contract
                                                             Owner's spouse and the
                                                             spouse elects to continue
                                                             the Contract.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE     The beneficiary(ies), or if    Unless, the beneficiary is     Yes
CONTRACT OWNER)               none, to the Contract Owner.   the Contract Owner's spouse
                              If the Contract Owner is not   and the spouse elects to
                              living, then to the            continue the Contract rather
                              surviving joint owner. If      than receive the
                              none, then to the Contract     distribution.
                              Owner's estate.
                                                             But, if there is a
                                                             Contingent Annuitant, then
                                                             the Contingent Annuitant
                                                             becomes the Annuitant and
                                                             the Contract continues in
                                                             effect (generally using the
                                                             original Maturity Date). The
                                                             proceeds will then be paid
                                                             upon the death of the
                                                             Contingent Annuitant or
                                                             owner.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE         See death of "owner who is                                    Yes
CONTRACT OWNER)               the Annuitant" above.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A   The beneficiary(ies) or if                                    Yes (Death of
NONNATURAL ENTITY/TRUST)      none, to the Contract Owner.                                  Annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
---------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT          No death proceeds are                                         N/A
(ASSUMING ANNUITANT IS STILL  payable; Contract continues.
ALIVE)
---------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues
---------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------

                               QUALIFIED CONTRACTS



---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

OWNER/ANNUITANT               The beneficiary(ies), or if    Unless the beneficiary         Yes
                              none, to the Contract          elects to continue the
                              Owner's estate.                Contract rather than receive
                                                             the lump sum distribution.
---------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------



---------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.




DEATH PROCEEDS AFTER THE MATURITY DATE



If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect.



                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------


MATURITY DATE


Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life;
(b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.



You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 85(th) birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us).



At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 85th birthday for Non-qualified Contracts or, for Qualified Contracts, to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.


ALLOCATION OF ANNUITY


You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.") If the Principal Protection

Guarantee feature is selected and you annuitize before the Principal Protection Expiration Date, a Principal Protection Cancellation Charge may apply.


VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.


DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.



The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.



DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.


FIXED ANNUITY


You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Annuity Tables in effect on the Maturity Date.


                                 PAYMENT OPTIONS

--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.


During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See "Annuity Options.")


The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS


Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.


Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.


Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected. Please note that Option 5 may not satisfy the minimum required distribution rules for Qualified Contracts. Please consult a tax advisor before electing this option.



Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.


VARIABLE LIQUIDITY BENEFIT


This benefit is only offered with the annuity option "Payments for a Fixed Period without Life Contingency."



At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).


We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.


TERMINATION


We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value. Federal tax law may impose additional restrictions on our right to cancel your traditional IRA, Roth IRA or other Qualified Contract.


REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS

--------------------------------------------------------------------------------


MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: MetLife of CT Fund BD III for Variable Annuities ("Fund BD III ") and MetLife of CT Fund BD IV for Variable Annuities ("Fund BD IV"), respectively. References to "Separate Account" refer either to Fund BD III or Fund BD IV, depending on the issuer of your Contract. Both Fund BD III and Fund BD IV were established on March 27, 1997 and are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Fund BD III and Fund BD IV for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims-paying ability of the Company.


All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.


Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.



We reserve the right to transfer assets of the Separate Account to another separate account, and/or to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.


PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.


Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.


In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.


You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income (top rate of 35%). The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.



STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Contract Owners should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.



PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.



TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS


If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.



The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.


TAXATION OF QUALIFIED ANNUITY CONTRACTS


Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.





Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB, if available in your contract) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule


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


and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.



NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 408, OR 457, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.



INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $4,000 in 2007 and $5,000 in 2008 and may be indexed for inflation in years after 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.



Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).



Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a nondeductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.





ROTH IRAS



Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.



Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.



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


TSAS (ERISA AND NON-ERISA)



GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.



In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).



Note: Proposed income tax regulations issued in November 2004 would require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract or sec.403(b)(7) custodial account, (b) significant restrictions on the ability for participants to direct proceeds between 403(b) annuity contracts and (c) additional restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.



The proposed regulations will generally not be effective until taxable years beginning after December 31, 2007 at the earliest, and may not be relied on until issued in final form. However, certain aspects including a proposed prohibition on the use of life insurance contracts under 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective unless revised or revoked in final regulations.



WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:



     - Relates to purchase payments made prior to 1989 (and pre-1989 earnings on those purchase payments;



     - Is directly transferred to another permissible investment under sec.403(b) arrangements;



     -    Relates to amounts that are not salary reduction elective deferrals;



     - Occurs after you die, leave your job or become disabled (as defined by the Code); or



     - Is for financial hardship (but only to the extent of purchase payments) if your plan allows it.



DESIGNATED ROTH ACCOUNT FOR 403(b) PLANS. Effective January 1, 2006, employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:



     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.



     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.



     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).



     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.



     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.



     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.



     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.



Many of the federal income tax rules pertaining to Designated Roth Accounts have not yet been finalized. Both you and your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.



The following general tax rules are based on our understanding of the Code and any regulations issued through December 31, 2005, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:



The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.



Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.



In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).



If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").



Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.



Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.



LOANS. If your TSA Contract permits loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.



The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.



Your Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.


NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract

(earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.


Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



     -    a non-taxable return of your Purchase Payment; or



     -    a taxable payment of earnings.



We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.



If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.



PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.



PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received under that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.



We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS


In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS


Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.


OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS


Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.





TAX CREDITS AND DEDUCTIONS



The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividends received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.


                                OTHER INFORMATION

--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



MetLife Life and Annuity Company of Connecticut is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.


FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. Prior to October 20, 2006, the principal underwriter and distributor was MLI Distribution LLC, which merged with and into MLIDC on that date. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.



MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange

Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").


MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company no longer offers the Contracts to new purchasers but it continues to accept Purchase Payments from Contract Owners.



COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.



We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).



The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into a preferred distribution arrangement with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, Walnut Street Securities, Inc., and New England Securities Corporation. See the "Statement of Additional Information -- DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT" for a list of the broker-dealer firms that received such additional compensation during 2006, as well as the range of additional compensation paid.



The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds that may be offered under the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers LLC and Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.



SALE BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.



MetLife registered representatives receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.


The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

CONFORMITY WITH STATE AND FEDERAL LAWS


The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.


VOTING RIGHTS


The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.


RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------



                METLIFE OF CT FUND BD III FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.40%





                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


DWS Investments VIT Funds
  DWS VIT EAFE(R) Equity Index Subaccount (Class A)
  (9/98).............................................  2005      1.069          1.074                --
                                                       2004      0.911          1.069           208,529
                                                       2003      0.692          0.911           262,796
                                                       2002      0.896          0.692           168,605
                                                       2001      1.206          0.896           176,300
                                                       2000      1.468          1.206           136,060
                                                       1999      1.166          1.468            86,483
                                                       1998      0.972          1.166                --
                                                       1997      1.000          0.972                --

  DWS VIT Small Cap Index Subaccount (Class A)
  (1/98).............................................  2006      1.391          1.612           206,091
                                                       2005      1.353          1.391           385,271
                                                       2004      1.165          1.353           401,331
                                                       2003      0.807          1.165           472,891
                                                       2002      1.030          0.807           606,524
                                                       2001      1.024          1.030           620,344
                                                       2000      1.080          1.024           495,755
                                                       1999      0.911          1.080           379,973
                                                       1998      0.945          0.911                --
                                                       1997      1.000          0.945                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (12/97)..  2006      1.337          1.522         3,897,196
                                                       2005      1.297          1.337         4,190,758
                                                       2004      1.190          1.297         4,261,020
                                                       2003      0.942          1.190         4,746,835
                                                       2002      1.228          0.942         4,986,426
                                                       2001      1.417          1.228         4,108,571
                                                       2000      1.581          1.417         3,645,033
                                                       1999      1.327          1.581         1,776,976
                                                       1998      1.047          1.327           195,925
                                                       1997      1.000          1.047                --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2006      1.174          1.201         2,432,710

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.087                --

Money Market Portfolio
  Money Market Subaccount (2/98).....................  2006      1.162          1.174                --
                                                       2005      1.146          1.162         1,943,467
                                                       2004      1.150          1.146         1,934,132
                                                       2003      1.157          1.150         2,696,830
                                                       2002      1.158          1.157         3,968,056
                                                       2001      1.131          1.158         3,881,543
                                                       2000      1.080          1.131           293,012
                                                       1999      1.044          1.080            87,063
                                                       1998      1.007          1.044             8,882
                                                       1997      1.000          1.007                --






                         SEPARATE ACCOUNT CHARGES 3.60%





                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (12/97)..  2006      1.041          1.159               --
                                                       2005      1.033          1.041          146,501
                                                       2004      0.969          1.033          146,590
                                                       2003      0.784          0.969          146,716
                                                       2002      1.044          0.784          146,854
                                                       2001      1.232          1.044          146,996
                                                       2000      1.405          1.232          147,024
                                                       1999      1.206          1.405          147,045
                                                       1998      1.000          1.206          147,068

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.



Number of Units Outstanding at End of Year may include units for Contract Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.



Effective on or about 07/25/2005, Scudder Investments VIT Funds-EAFE(R) Index Fund was liquidated and is no longer available as a funding option.



Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------



                 METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.40%





                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


DWS Investments VIT Funds
  DWS VIT EAFE(R) Equity Index Subaccount (Class A)
  (10/97)............................................  2005      1.069          1.074                 --
                                                       2004      0.911          1.069          1,487,231
                                                       2003      0.692          0.911          1,597,502
                                                       2002      0.896          0.692          1,659,020
                                                       2001      1.206          0.896          1,593,715
                                                       2000      1.468          1.206          1,663,384
                                                       1999      1.166          1.468          1,264,534
                                                       1998      0.972          1.166            786,358
                                                       1997      1.000          0.972            144,516

  DWS VIT Small Cap Index Subaccount (Class A)
  (10/97)............................................  2006      1.391          1.612          1,847,375
                                                       2005      1.353          1.391          2,025,284
                                                       2004      1.165          1.353          2,136,264
                                                       2003      0.807          1.165          2,372,804
                                                       2002      1.030          0.807          2,867,026
                                                       2001      1.024          1.030          2,628,097
                                                       2000      1.080          1.024          3,263,000
                                                       1999      0.911          1.080          3,362,605
                                                       1998      0.945          0.911          2,147,107
                                                       1997      1.000          0.945            441,762

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (9/97)...  2006      1.337          1.522         14,053,941
                                                       2005      1.297          1.337         16,518,220
                                                       2004      1.190          1.297         17,975,832
                                                       2003      0.942          1.190         19,530,503
                                                       2002      1.228          0.942         21,506,507
                                                       2001      1.417          1.228         20,629,586
                                                       2000      1.581          1.417         17,452,018
                                                       1999      1.327          1.581         15,906,377
                                                       1998      1.047          1.327          6,591,030
                                                       1997      1.000          1.047            934,805

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2006      1.174          1.201         11,977,963

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.087             19,201

Money Market Portfolio
  Money Market Subaccount (10/97)....................  2006      1.162          1.174                 --
                                                       2005      1.146          1.162          7,710,607
                                                       2004      1.150          1.146          6,452,252
                                                       2003      1.157          1.150          8,807,998
                                                       2002      1.158          1.157         10,222,059
                                                       2001      1.131          1.158          9,720,708
                                                       2000      1.080          1.131          2,307,960
                                                       1999      1.044          1.080          1,382,006
                                                       1998      1.007          1.044            728,039
                                                       1997      1.000          1.007             46,237






                         SEPARATE ACCOUNT CHARGES 3.60%





                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (9/97)...  2006      1.041          1.159               --
                                                       2005      1.033          1.041          157,052
                                                       2004      0.969          1.033          157,171
                                                       2003      0.784          0.969          157,297
                                                       2002      1.044          0.784          157,435
                                                       2001      1.232          1.044          162,824
                                                       2000      1.405          1.232          177,591
                                                       1999      1.206          1.405          298,659
                                                       1998      1.004          1.206          341,977

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.



Number of Units Outstanding at End of Year may include units for Contract Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.



Effective on or about 07/25/2005, Scudder Investments VIT Funds-EAFE(R) Index Fund was liquidated and is no longer available as a funding option.



Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------





ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS



Certain Underlying Funds were subject to a merger, substitution or other change. The chart below identifies the former name and new name for each of these Underlying Funds, and where applicable, the former name and new name of the trust of which the Underlying Fund is a part.



UNDERLYING FUND MERGERS/REORGANIZATIONS



The following former Underlying Funds were merged with and into the new Underlying Funds and/or were reorganized into a new trust.




         FORMER UNDERLYING FUND/TRUST                    NEW UNDERLYING FUND/TRUST
---------------------------------------------  ---------------------------------------------


LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Equity Index      Legg Mason Partners Variable Equity Index
     Portfolio -- Class I                           Portfolio -- Class I




UNDERLYING FUND SUBSTITUTIONS


The following new Underlying Funds were substituted for the former Underlying Funds.




            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------


DWS INVESTMENTS VIT FUNDS                      METROPOLITAN SERIES FUND, INC.
  DWS Small Cap Index VIP -- Class A           Russell 2000(R) Index Portfolio -- Class A

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


                                   APPENDIX D

--------------------------------------------------------------------------------


                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.


Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.


We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.


Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein are not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.


Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS


You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.



Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX E

--------------------------------------------------------------------------------




               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:


                     The Insurance Company
                     Principal Underwriter
                     Distribution and Principal Underwriting Agreement Valuation of Assets
                     Federal Tax Considerations
                     Independent Registered Public Accounting Firm Condensed Financial Information
                     Financial Statements

--------------------------------------------------------------------------------


Copies of the Statement of Additional Information dated April 30, 2007 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut/MetLife Life and Annuity Company of Connecticut, One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-17, and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-17.


Name: -------------------------------------------------

Address: ----------------------------------------------


CHECK BOX:


[ ] MIC-Book-17

[ ] MLAC-Book-17

                                  INDEX ANNUITY





                       STATEMENT OF ADDITIONAL INFORMATION



                                      DATED



                                 APRIL 30, 2007



                                       FOR



                METLIFE OF CT FUND BD III FOR VARIABLE ANNUITIES



                                    ISSUED BY



                    METLIFE INSURANCE COMPANY OF CONNECTICUT



This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with the Prospectus dated April 30, 2007. A copy of the Individual Variable Annuity Contract Prospectus may be obtained by writing to MetLife Insurance Company of Connecticut, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 874-1225 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS





          THE INSURANCE COMPANY........................................................       2
          PRINCIPAL UNDERWRITER........................................................       2
          DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT............................       2
          VALUATION OF ASSETS..........................................................       4
          FEDERAL TAX CONSIDERATIONS...................................................       5
          INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM................................       9
          CONDENSED FINANCIAL INFORMATION..............................................      10
          FINANCIAL STATEMENTS.........................................................       1

                              THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut (the "Company") is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.


STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.


THE SEPARATE ACCOUNT. MetLife of CT Fund BD III for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.


                              PRINCIPAL UNDERWRITER


MetLife Investors Distribution Company ("MLIDC") (formerly MLI Distribution LLC*) serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is affiliated with the Company and the Separate Account.


                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT


Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.



Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.




                            UNDERWRITING COMMISSIONS



                                    UNDERWRITING COMMISSIONS PAID        AMOUNT OF UNDERWRITING
                                      TO THE DISTRIBUTOR BY THE        COMMISSIONS RETAINED BY THE
              YEAR                            COMPANY*                        DISTRIBUTOR*
--------------------------------  --------------------------------  --------------------------------


2006............................            $192,981,365                           $0

2005............................            $135,616,994                           $0

2004............................            $117,306,200                           $0




*Effective as of October 20, 2006, MLI Distributors LLC merged with and into MetLife Investors Distribution Company.



The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2006 ranged from $2,029 to $2,179,850. The amount of commissions
paid to selected broker-dealer firms during 2006 ranged from $      to $     .
The amount of total compensation (includes non-commission as well as commission
amounts) paid to selected broker-dealer firms during 2006 ranged from $      to
$     .



The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDC under which the broker-dealer firms received additional compensation in 2006 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:



Citicorp Investment Services




Citigroup Global Markets Inc. (d/b/a Smith Barney)
DWS Scudder Distributors, Inc.
Merrill Lynch, Pierce, Fenner & Smith, Incorporated
Morgan Stanley DW, Inc.
PFS Investments, Inc. (d/b/a Primerica)
Pioneer Funds Distributor, Inc.
Tower Square Securities, Inc.

There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.

                               VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

        (a) = investment income plus capital gains and losses (whether realized or unrealized);

        (b)  = any deduction for applicable taxes (presently zero); and

        (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

CALCULATION OF MONEY MARKET YIELD


From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:


        EffectiveYield = ((BaseReturn + 1) to the power of (365 / 7)) - 1


Where:


Base Return = (AUV Change -- Contract Charge Adjustment) / Prior AUV.



AUV Change = Current AUV -- Prior AUV.



Contract Charge Adjustment = Average AUV * Period Charge.


Average AUV = (Current AUV + Prior AUV) / 2.


Period Charge = Annual Contract Fee * (7/365).


Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.


                           FEDERAL TAX CONSIDERATIONS



The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.



MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1(st) of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.



NONQUALIFIED ANNUITY CONTRACTS



Individuals may purchase tax-deferred annuities without any contribution limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).



If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.



Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.



In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.



INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $4,000 for calendar year 2007, $5,000 for 2008, and may be indexed for inflation in future years. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.



The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $45,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM



Employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit is $10,500 in 2007 (which may be indexed for inflation for future years). (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.



ROTH IRAS



Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.



Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.



QUALIFIED PENSION AND PROFIT-SHARING PLANS



Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.



Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.



The annual limits that apply to the amounts that may be contributed to a defined contribution plan for 2007 is $45,000. The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") is $15,500 in 2007. The annual limit may be indexed for inflation in future years. Additional "catch-up contributions" may be made by individuals age 50 or over.



Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.



SECTION 403(B) PLANS



Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($15,500 in 2007).



Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.



FEDERAL INCOME TAX WITHHOLDING



The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:



1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES



There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:



     (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or



     (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or



     (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or



     (d)  the distribution is a hardship distribution.



A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.



2.   OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)



To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.



3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)



The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.



Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.



Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements of MetLife of CT Fund BD III for Variable Annuities (formerly, The Travelers Fund BD III for Variable Annuities) and the consolidated financial statements and financial statement schedules of MetLife Insurance Company of Connecticut ("MetLife Connecticut") (formerly known as "The Travelers Insurance Company") and its subsidiaries (collectively the "Company") (which report expresses an unqualified opinion and includes an explanatory paragraph relating to a Transfer Agreement entered into on October 11, 2006 between MetLife Connecticut and MetLife Investors Group, Inc. ("MLIG"), both subsidiaries of MetLife, Inc. ("MetLife"), pursuant to which MetLife Connecticut acquired all of the stock of MetLife Investors USA Insurance Company ("MLI-USA") from MLIG. As the transaction was between entities under common control, the transaction was recorded and accounted for in a manner similar to a pooling-of-interests from July 1, 2005 (the "Acquisition Date"); further, as MLI-USA has been controlled by MetLife for longer than MetLife Connecticut, all amounts reported for periods prior to the Acquisition Date are those of MLI-USA) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.

INDEX ANNUITY





                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------



The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                       SEPARATE ACCOUNT CHARGES 1.60% (B)







                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


DWS Investments VIT Funds
  DWS VIT EAFE(R) Equity Index Subaccount (Class A)
  (9/98).............................................  2005      1.054          1.057                --
                                                       2004      0.899          1.054            66,373
                                                       2003      0.685          0.899            80,483
                                                       2002      0.888          0.685            33,293
                                                       2001      1.198          0.888                --
                                                       2000      1.461          1.198                --
                                                       1999      1.163          1.461                --
                                                       1998      0.972          1.163                --
                                                       1997      1.000          0.972                --

  DWS VIT Small Cap Index Subaccount (Class A)
  (1/98).............................................  2006      1.368          1.582                --
                                                       2005      1.333          1.368            58,903
                                                       2004      1.151          1.333            98,688
                                                       2003      0.798          1.151           106,939
                                                       2002      1.022          0.798            79,957
                                                       2001      1.017          1.022                --
                                                       2000      1.075          1.017                --
                                                       1999      0.909          1.075                --
                                                       1998      0.944          0.909                --
                                                       1997      1.000          0.944                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (12/97)..  2006      1.315          1.494           470,848
                                                       2005      1.278          1.315           470,936
                                                       2004      1.175          1.278           813,827
                                                       2003      0.932          1.175           821,797
                                                       2002      1.217          0.932           824,215
                                                       2001      1.408          1.217           681,503
                                                       2000      1.573          1.408           460,622
                                                       1999      1.324          1.573           460,640
                                                       1998      1.046          1.324            16,764
                                                       1997      1.000          1.046                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2006      1.154          1.180         1,808,568

  MSF Morgan Stanley EAFE Index Subaccount (Class A)
  (4/06).............................................  2006      1.003          1.086                --

Money Market Portfolio
  Money Market Subaccount (2/98).....................  2006      1.144          1.154                --
                                                       2005      1.129          1.144         1,730,093
                                                       2004      1.136          1.129         2,129,590
                                                       2003      1.145          1.136         3,004,837
                                                       2002      1.148          1.145         5,422,533
                                                       2001      1.124          1.148         5,439,463
                                                       2000      1.076          1.124                --
                                                       1999      1.041          1.076                --
                                                       1998      1.007          1.041                --
                                                       1997      1.000          1.007                --





                       SEPARATE ACCOUNT CHARGES 2.20% (A)





                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (12/97)..  2006      1.251          1.413             --
                                                       2005      1.224          1.251             --
                                                       2004      1.132          1.224             --
                                                       2003      0.903          1.132             --
                                                       2002      1.186          0.903             --
                                                       2001      1.380          1.186             --
                                                       2000      1.552          1.380             --
                                                       1999      1.314          1.552             --
                                                       1998      1.044          1.314             --
                                                       1997      1.000          1.044             --

                       SEPARATE ACCOUNT CHARGES 2.25% (A)





                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (12/97)..  2006      1.045          1.179             --
                                                       2005      1.022          1.045             --
                                                       2004      0.946          1.022             --
                                                       2003      0.755          0.946             --
                                                       2002      0.992          0.755             --
                                                       2001      1.155          0.992             --
                                                       2000      1.299          1.155             --
                                                       1999      1.100          1.299             --
                                                       1998      1.000          1.100             --






                         SEPARATE ACCOUNT CHARGES 2.35%





                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (12/97)..  2006      1.238          1.396         7,206,066
                                                       2005      1.213          1.238         7,607,263
                                                       2004      1.124          1.213         7,968,189
                                                       2003      0.898          1.124         8,117,883
                                                       2002      1.181          0.898         7,261,504
                                                       2001      1.376          1.181                --
                                                       2000      1.550          1.376            16,712
                                                       1999      1.314          1.550            16,731
                                                       1998      1.000          1.314            16,752






                       SEPARATE ACCOUNT CHARGES 2.40% (A)





                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (12/97)..  2006      1.122          1.264          552,378
                                                       2005      1.099          1.122          553,565
                                                       2004      1.019          1.099          588,698
                                                       2003      0.814          1.019          588,847
                                                       2002      1.072          0.814          615,272
                                                       2001      1.249          1.072          703,102
                                                       2000      1.408          1.249          703,183
                                                       1999      1.194          1.408          577,193
                                                       1998      1.000          1.194           22,680

                       SEPARATE ACCOUNT CHARGES 2.40% (C)





                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (12/97)..  2006      1.231          1.387             --
                                                       2005      1.206          1.231             --
                                                       2004      1.118          1.206             --
                                                       2003      0.894          1.118             --
                                                       2002      1.176          0.894             --
                                                       2001      1.371          1.176             --
                                                       2000      1.545          1.371             --
                                                       1999      1.310          1.545             --
                                                       1998      1.044          1.310             --
                                                       1997      1.000          1.044             --






                         SEPARATE ACCOUNT CHARGES 2.45%





                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (12/97)..  2006      1.029          1.158             --
                                                       2005      1.008          1.029             --
                                                       2004      0.935          1.008             --
                                                       2003      0.748          0.935             --
                                                       2002      0.985          0.748             --
                                                       2001      1.149          0.985             --
                                                       2000      1.295          1.149             --
                                                       1999      1.099          1.295             --
                                                       1998      1.000          1.099             --






                       SEPARATE ACCOUNT CHARGES 2.50% (A)





                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (12/97)..  2006      1.221          1.374               --
                                                       2005      1.197          1.221               --
                                                       2004      1.111          1.197          193,149
                                                       2003      0.889          1.111          197,233
                                                       2002      1.171          0.889          201,539
                                                       2001      1.367          1.171          207,574
                                                       2000      1.541          1.367          212,939
                                                       1999      1.308          1.541          219,822
                                                       1998      1.043          1.308          220,067
                                                       1997      1.000          1.043          143,274

                       SEPARATE ACCOUNT CHARGES 2.55% (A)





                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (12/97)..  2006      1.219          1.371             --
                                                       2005      1.196          1.219             --
                                                       2004      1.110          1.196             --
                                                       2003      0.889          1.110             --
                                                       2002      1.172          0.889             --
                                                       2001      1.368          1.172             --
                                                       2000      1.544          1.368             --
                                                       1999      1.311          1.544             --
                                                       1998      1.000          1.311             --






                       SEPARATE ACCOUNT CHARGES 2.55% (B)





                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (12/97)..  2006      0.818          0.920          689,624
                                                       2005      0.803          0.818          703,710
                                                       2004      0.745          0.803          712,477
                                                       2003      0.597          0.745          717,972
                                                       2002      0.786          0.597          729,349
                                                       2001      0.918          0.786          739,133
                                                       2000      1.000          0.918          452,147






                         SEPARATE ACCOUNT CHARGES 2.60%





                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (12/97)..  2006      1.105          1.243          229,914
                                                       2005      1.085          1.105          229,993
                                                       2004      1.008          1.085          230,077
                                                       2003      0.807          1.008          230,167
                                                       2002      1.065          0.807          230,267
                                                       2001      1.244          1.065          230,371
                                                       2000      1.404          1.244          230,452
                                                       1999      1.193          1.404          254,591
                                                       1998      1.000          1.193           24,092

                         SEPARATE ACCOUNT CHARGES 2.70%





                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (12/97)..  2006      1.200          1.348               --
                                                       2005      1.180          1.200               --
                                                       2004      1.097          1.180            9,589
                                                       2003      0.879          1.097            9,617
                                                       2002      1.161          0.879            9,647
                                                       2001      1.358          1.161            9,647
                                                       2000      1.534          1.358            9,672
                                                       1999      1.305          1.534            9,692
                                                       1998      1.043          1.305            9,713
                                                       1997      1.000          1.043           33,723






                       SEPARATE ACCOUNT CHARGES 2.75% (A)





                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (12/97)..  2006      0.809          0.908           53,189
                                                       2005      0.796          0.809           53,225
                                                       2004      0.740          0.796          162,606
                                                       2003      0.594          0.740          162,647
                                                       2002      0.784          0.594          162,692
                                                       2001      0.917          0.784          162,786
                                                       2000      1.000          0.917               --






                       SEPARATE ACCOUNT CHARGES 2.75% (B)





                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (12/97)..  2006      1.200          1.347           934,300
                                                       2005      1.180          1.200         2,145,186
                                                       2004      1.097          1.180         2,383,848
                                                       2003      0.880          1.097         2,426,355
                                                       2002      1.162          0.880         2,451,216
                                                       2001      1.360          1.162         2,472,146
                                                       2000      1.538          1.360         2,492,334
                                                       1999      1.309          1.538         2,144,703
                                                       1998      1.000          1.309         1,556,018

                         SEPARATE ACCOUNT CHARGES 2.85%





                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (12/97)..  2006      0.997          1.118                --
                                                       2005      0.981          0.997         1,627,427
                                                       2004      0.913          0.981         1,725,538
                                                       2003      0.734          0.913         2,462,314
                                                       2002      0.970          0.734         3,262,459
                                                       2001      1.136          0.970         3,356,677
                                                       2000      1.285          1.136         3,366,565
                                                       1999      1.095          1.285         3,384,455
                                                       1998      1.001          1.095         3,460,179






                         SEPARATE ACCOUNT CHARGES 2.90%





                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (12/97)..  2006      1.181          1.324        157,653,482
                                                       2005      1.163          1.181        157,966,693
                                                       2004      1.083          1.163        123,921,589
                                                       2003      0.870          1.083         71,347,925
                                                       2002      1.151          0.870         74,846,400
                                                       2001      1.349          1.151         78,204,552
                                                       2000      1.527          1.349         62,288,311
                                                       1999      1.302          1.527         36,888,854
                                                       1998      1.042          1.302          2,611,391
                                                       1997      1.000          1.042                 --






                         SEPARATE ACCOUNT CHARGES 2.95%





                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (12/97)..  2006      1.181          1.323          158,538
                                                       2005      1.163          1.181          172,900
                                                       2004      1.084          1.163          172,952
                                                       2003      0.871          1.084          173,008
                                                       2002      1.153          0.871          173,070
                                                       2001      1.352          1.153          105,473
                                                       2000      1.532          1.352           27,046
                                                       1999      1.306          1.532           10,990
                                                       1998      1.000          1.306           11,011

                       SEPARATE ACCOUNT CHARGES 3.05% (A)





                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (12/97)..  2006      0.982          1.099               --
                                                       2005      0.968          0.982           13,008
                                                       2004      0.903          0.968           13,039
                                                       2003      0.727          0.903           13,073
                                                       2002      0.963          0.727           13,110
                                                       2001      1.130          0.963           13,148
                                                       2000      1.281          1.130           61,729
                                                       1999      1.094          1.281           61,752
                                                       1998      1.000          1.094           61,777






                       SEPARATE ACCOUNT CHARGES 3.05% (B)





                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (12/97)..  2006      0.925          1.035         91,035,409
                                                       2005      0.912          0.925         99,416,538
                                                       2004      0.851          0.912        106,137,639
                                                       2003      0.685          0.851        110,478,634
                                                       2002      0.907          0.685        107,341,391
                                                       2001      1.000          0.907         51,177,207






                         SEPARATE ACCOUNT CHARGES 3.10%





                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (12/97)..  2006      1.161          1.299         1,967,129
                                                       2005      1.146          1.161         3,321,968
                                                       2004      1.069          1.146         3,418,136
                                                       2003      0.861          1.069         3,750,491
                                                       2002      1.141          0.861         3,892,402
                                                       2001      1.340          1.141         4,051,968
                                                       2000      1.520          1.340         3,572,891
                                                       1999      1.298          1.520         3,627,419
                                                       1998      1.041          1.298         2,000,628
                                                       1997      1.000          1.041             9,612

                         SEPARATE ACCOUNT CHARGES 3.20%





                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (12/97)..  2006      0.841          0.940        121,977,863
                                                       2005      0.830          0.841        125,361,777
                                                       2004      0.776          0.830        130,601,515
                                                       2003      0.625          0.776        135,823,467
                                                       2002      0.829          0.625        140,160,079
                                                       2001      0.975          0.829        145,663,853
                                                       2000      1.107          0.975        152,615,454
                                                       1999      1.000          1.107         79,071,649






                         SEPARATE ACCOUNT CHARGES 3.25%





                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (12/97)..  2006      0.916          1.024          7,749,288
                                                       2005      0.906          0.916          8,880,348
                                                       2004      0.846          0.906          9,279,755
                                                       2003      0.682          0.846         10,068,181
                                                       2002      0.906          0.682         10,190,542
                                                       2001      1.000          0.906          5,396,299






                         SEPARATE ACCOUNT CHARGES 3.30%





                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (12/97)..  2006      1.148          1.282             --
                                                       2005      1.135          1.148             --
                                                       2004      1.062          1.135             --
                                                       2003      0.856          1.062             --
                                                       2002      1.137          0.856             --
                                                       2001      1.338          1.137             --
                                                       2000      1.521          1.338             --
                                                       1999      1.302          1.521             --
                                                       1998      1.000          1.302             --

                       SEPARATE ACCOUNT CHARGES 3.40% (A)





                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (12/97)..  2006      1.058          1.180               --
                                                       2005      1.047          1.058            8,848
                                                       2004      0.980          1.047           11,672
                                                       2003      0.791          0.980           13,551
                                                       2002      1.052          0.791           15,627
                                                       2001      1.239          1.052           17,881
                                                       2000      1.410          1.239           19,493
                                                       1999      1.208          1.410           20,820
                                                       1998      1.000          1.208           22,226






                       SEPARATE ACCOUNT CHARGES 3.40% (B)





                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (12/97)..  2006      0.830          0.926         1,972,642
                                                       2005      0.822          0.830         1,983,689
                                                       2004      0.769          0.822         2,038,349
                                                       2003      0.621          0.769         2,073,764
                                                       2002      0.826          0.621         2,222,280
                                                       2001      0.972          0.826         2,268,964
                                                       2000      1.106          0.972         2,279,697
                                                       1999      1.000          1.106         1,197,428






                       SEPARATE ACCOUNT CHARGES 3.50% (A)





                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (12/97)..  2006      1.130          1.259             --
                                                       2005      1.119          1.130             --
                                                       2004      1.049          1.119             --
                                                       2003      0.848          1.049             --
                                                       2002      1.128          0.848             --
                                                       2001      1.330          1.128             --
                                                       2000      1.515          1.330             --
                                                       1999      1.299          1.515             --
                                                       1998      1.000          1.299             --






The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.



Number of Units Outstanding at End of Year may include units for Contract Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.



Effective on or about 07/25/2005, Scudder Investments VIT Funds-EAFE Index Fund was liquidated and is no longer available as a funding option.



Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

ANNUAL REPORT
December 31, 2006

                            MetLife of CT Fund BD III
                            for Variable Annuities of
                    MetLife Insurance Company of Connecticut

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyholders of
MetLife of CT Fund BD III for Variable Annuities and the Board of Directors of MetLife Insurance Company of Connecticut:

We have audited the accompanying statement of assets and liabilities of the Subaccounts (as disclosed in Appendix A) comprising MetLife of CT Fund BD III for Variable Annuities (formerly, The Travelers Fund BD III for Variable Annuities) (the "Separate Account") of MetLife Insurance Company of Connecticut (formerly, The Travelers Insurance Company) ("MICC") as of December 31, 2006, the related statement of operations for the period in the year then ended, and the statements of changes in net assets for each of the periods in the two years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights of the Separate Account included in footnote 5 for the periods in the three years ended December 31, 2004, were audited by other auditors whose report, dated March 21, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Subaccounts comprising the Separate Account of MICC as of December 31, 2006, the results of their operations for the period in the year then ended, and the changes in their net assets for each of the periods in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants

Tampa, Florida
March 19, 2007

                                   APPENDIX A

AIM V.I. Core Equity Subaccount (Series I)
AIM V.I. Premier Equity Subaccount (Series I)
AllianceBernstein Growth and Income Subaccount (Class B) AllianceBernstein Large Cap Growth Subaccount (Class B)
American Funds Global Growth Subaccount (Class 2)
American Funds Growth and Income Subaccount (Class 2)
American Funds Growth Subaccount (Class 2)
Capital Appreciation Subaccount
Credit Suisse Trust Emerging Markets Subaccount
Delaware VIP REIT Subaccount (Standard Class)
Dreyfus VIF Appreciation Subaccount (Initial Shares)
Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
DWS VIT Small Cap Index Subaccount (Class A)
FAMVS Mercury Global Allocation V.I. Subaccount (Class III)
FAMVS Mercury Value Opportunities V.I. Subaccount (Class III)
FTVIPT Franklin Income Securities Subaccount (Class 2)
FTVIPT Franklin Small/Mid Cap Growth Securities Subaccount (Class 2) FTVIPT Mutual Shares Securities Subaccount (Class 2)
FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) FTVIPT Templeton Foreign Securities Subaccount (Class 2)
FTVIPT Templeton Growth Securities Subaccount (Class 2)
High Yield Bond Subaccount
Janus Aspen Balanced Subaccount (Service Shares)
Janus Aspen Global Life Sciences Subaccount (Service Shares)
Janus Aspen Global Technology Subaccount (Service Shares)
Janus Aspen Mid Cap Growth Subaccount (Service Shares)
Janus Aspen Worldwide Growth Subaccount (Service Shares)
Lazard Retirement Small Cap Subaccount
LMPIS Dividend Strategy Subaccount
LMPIS Premier Selections All Cap Growth Subaccount
LMPVPI All Cap Subaccount (Class I)
LMPVPI Investors Subaccount (Class I)
LMPVPI Large Cap Growth Subaccount (Class I)
LMPVPI Small Cap Growth Subaccount (Class I)
LMPVPII Aggressive Growth Subaccount (Class I)
LMPVPII Appreciation Subaccount
LMPVPII Diversified Strategic Income Subaccount
LMPVPII Equity Index Subaccount (Class I)
LMPVPII Equity Index Subaccount (Class II)
LMPVPII Fundamental Value Subaccount
LMPVPII Growth and Income Subaccount (Class I)
LMPVPIII Adjustable Rate Income Subaccount
LMPVPIII Aggressive Growth Subaccount
LMPVPIII High Income Subaccount
LMPVPIII International All Cap Growth Subaccount
LMPVPIII Large Cap Growth Subaccount
LMPVPIII Large Cap Value Subaccount
LMPVPIII Mid Cap Core Subaccount
LMPVPIII Money Market Subaccount
LMPVPIII Social Awareness Stock Subaccount
LMPVPIV Multiple Discipline Subaccount-All Cap Growth and Value
LMPVPIV Multiple Discipline Subaccount-Balanced All Cap Growth and Value LMPVPIV Multiple Discipline Subaccount-Global All Cap Growth and Value LMPVPIV Multiple Discipline Subaccount-Large Cap Growth and Value
LMPVPV Small Cap Growth Opportunties Subaccount
Lord Abbett Growth and Income Subaccount (Class VC)
Lord Abbett Mid Cap Value Subaccount (Class VC)
Managed Assets Subaccount
MIST Batterymarch Mid Cap Stock Subaccount (Class A)
MIST BlackRock High Yield Subaccount (Class A)
MIST BlackRock Large Cap Core Subaccount (Class A)
MIST Dreman Small Cap Value Subaccount (Class A)
MIST Harris Oakmark International Subaccount (Class A)
MIST Janus Capital Appreciation Subaccount (Class A)
MIST Legg Mason Partners Managed Assets Subaccount (Class A)
MIST Lord Abbett Bond Debenture Subaccount (Class A)
MIST Lord Abbett Growth and Income Subaccount (Class B)
MIST Lord Abbett Mid Cap Value Subaccount (Class B)
MIST Met/AIM Capital Appreciation Subaccount (Class A)
MIST Met/AIM Small Cap Growth Subaccount (Class A)
MIST MFS(R) Value Subaccount (Class A)
MIST Neuberger Berman Real Estate Subaccount (Class A)
MIST Pioneer Fund Subaccount (Class A)
MIST Pioneer Mid Cap Value Subaccount (Class A)
MIST Pioneer Strategic Income Subaccount (Class A)
MIST Third Avenue Small Cap Value Subaccount (Class B)
Money Market Subaccount
MSF BlackRock Aggressive Growth Subaccount (Class D)
MSF BlackRock Bond Income Subaccount (Class A)
MSF BlackRock Bond Income Subaccount (Class E)
MSF BlackRock Money Market Subaccount (Class A)
MSF Capital Guardian U.S. Equity Subaccount (Class A)
MSF FI Large Cap Subaccount (Class A)
MSF FI Value Leaders Subaccount (Class D)
MSF MetLife Aggressive Allocation Subaccount (Class B)
MSF MetLife Conservative Allocation Subaccount (Class B)
MSF MetLife Conservative to Moderate Allocation Subaccount (Class B)
MSF MetLife Moderate Allocation Subaccount (Class B)
MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B)
MSF MFS(R) Total Return Subaccount (Class F)
MSF Oppenheimer Global Equity Subaccount (Class B)
MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
MSF Western Asset Management High Yield Bond Subaccount (Class A)
MSF Western Asset Management U.S. Government Subaccount (Class A)
PIMCO VIT Real Return Subaccount (Administrative Class)
PIMCO VIT Total Return Subaccount (Administrative Class)
Putnam VT Discovery Growth Subaccount (Class IB)
Putnam VT International Equity Subaccount (Class IB)
Putnam VT Small Cap Value Subaccount (Class IB)
Travelers AIM Capital Appreciation Subaccount
Travelers Convertible Securities Subaccount
Travelers Disciplined Mid Cap Stock Subaccount
Travelers Equity Income Subaccount
Travelers Federated High Yield Subaccount
Travelers Federated Stock Subaccount
Travelers Large Cap Subaccount
Travelers Managed Allocation Series: Aggressive Subaccount
Travelers Managed Allocation Series: Conservative Subaccount
Travelers Managed Allocation Series: Moderate Subaccount
Travelers Managed Allocation Series: Moderate-Aggressive Subaccount Travelers Managed Allocation Series: Moderate-Conservative Subaccount Travelers Managed Income Subaccount
Travelers Mercury Large Cap Core Subaccount
Travelers MFS(R) Mid Cap Growth Subaccount
Travelers MFS(R) Total Return Subaccount
Travelers MFS(R) Value Subaccount
Travelers Mondrian International Stock Subaccount
Travelers Pioneer Fund Subaccount
Travelers Pioneer Mid Cap Value Subaccount
Travelers Pioneer Strategic Income Subaccount
Travelers Quality Bond Subaccount
Travelers Strategic Equity Subaccount

Travelers Style Focus Series: Small Cap Growth Subaccount
Travelers Style Focus Series: Small Cap Value Subaccount
Travelers U.S. Government Securities Subaccount
Travelers Van Kampen Enterprise Subaccount
Van Kampen LIT Comstock Subaccount (Class II)
Van Kampen LIT Enterprise Subaccount (Class II)
Van Kampen LIT Strategic Growth Subaccount (Class I)
VIP Contrafund(R) Subaccount (Service Class 2)
VIP Contrafund(R) Subaccount (Service Class)
VIP Dynamic Capital Appreciation Subaccount (Service Class 2)
VIP Mid Cap Subaccount (Service Class 2)

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2006

                                                                                                          American Funds
                                        AIM V.I.             American Funds         American Funds          Growth and
                                      Core Equity            Global Growth              Growth                Income
                                       Subaccount              Subaccount             Subaccount            Subaccount
                                       (Series I)               (Class 2)              (Class 2)             (Class 2)
                                      --------------         --------------         --------------         --------------
Assets:
  Investments at market value         $      982,694         $   18,131,499         $   40,007,742         $   42,430,424
                                      --------------         --------------         --------------         --------------
      Total Assets ..........                982,694             18,131,499             40,007,742             42,430,424
                                      --------------         --------------         --------------         --------------
Liabilities:
  Payables:
    Insurance charges .......                     73                  1,711                  3,753                  3,945
    Administrative fees .....                      8                    149                    329                    349
    Equity protection fees ..                     --                     --                     --                     --
                                      --------------         --------------         --------------         --------------
      Total Liabilities .....                     81                  1,860                  4,082                  4,294
                                      --------------         --------------         --------------         --------------
Net Assets:                           $      982,613         $   18,129,639         $   40,003,660         $   42,426,130
                                      ==============         ==============         ==============         ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                               Dreyfus VIF                                      FTVIPT            FTVIPT Franklin
                        Dreyfus VIF             Developing              DWS VIT            Franklin Income         Small/Mid Cap
  Credit Suisse         Appreciation             Leaders            Small Cap Index           Securities         Growth Securities
  Trust Emerging         Subaccount             Subaccount             Subaccount             Subaccount             Subaccount
Markets Subaccount    (Initial Shares)       (Initial Shares)           (Class A)              (Class 2)              (Class 2)
------------------    ----------------       ----------------        --------------         --------------         --------------

  $      239,372       $      721,289         $    1,610,664         $      332,118         $    3,781,275         $    1,966,995
  --------------       --------------         --------------         --------------         --------------         --------------
         239,372              721,289              1,610,664                332,118              3,781,275              1,966,995
  --------------       --------------         --------------         --------------         --------------         --------------


              17                   52                    116                     23                    351                    177
               2                    6                     13                      2                     31                     16
              --                   --                     --                     --                     --                     --
  --------------       --------------         --------------         --------------         --------------         --------------
              19                   58                    129                     25                    382                    193
  --------------       --------------         --------------         --------------         --------------         --------------
  $      239,353       $      721,231         $    1,610,535         $      332,093         $    3,780,893         $    1,966,802
  ==============       ==============         ==============         ==============         ==============         ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                         FTVIPT                 FTVIPT
                                       Templeton              Templeton              Janus Aspen            Janus Aspen
                                       Developing              Foreign               Global Life               Global
                                   Markets Securities         Securities               Sciences              Technology
                                       Subaccount             Subaccount              Subaccount             Subaccount
                                        (Class 2)              (Class 2)           (Service Shares)       (Service Shares)
                                      --------------         --------------         --------------         --------------
Assets:
  Investments at market value         $    6,416,192         $   11,098,685         $      704,231         $      435,817
                                      --------------         --------------         --------------         --------------
      Total Assets ..........              6,416,192             11,098,685                704,231                435,817
                                      --------------         --------------         --------------         --------------
Liabilities:
  Payables:
    Insurance charges .......                    605                  1,052                     52                     32
    Administrative fees .....                     53                     91                      6                      4
    Equity protection fees ..                     --                     --                     --                     --
                                      --------------         --------------         --------------         --------------
      Total Liabilities .....                    658                  1,143                     58                     36
                                      --------------         --------------         --------------         --------------
Net Assets:                           $    6,415,534         $   11,097,542         $      704,173         $      435,781
                                      ==============         ==============         ==============         ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

  Janus Aspen           Janus Aspen                                  LMPIS Premier              LMPVPV
    Mid Cap              Worldwide                LMPIS                Selections             Small Cap                LMPVPI
     Growth                Growth                Dividend               All Cap                 Growth                All Cap
   Subaccount            Subaccount              Strategy                Growth             Opportunities            Subaccount
(Service Shares)      (Service Shares)          Subaccount             Subaccount             Subaccount              (Class I)
 --------------        --------------         --------------         --------------         --------------         --------------

 $    1,002,913        $      924,520         $      796,123         $      335,472         $    1,759,305         $    6,135,446
 --------------        --------------         --------------         --------------         --------------         --------------
      1,002,913               924,520                796,123                335,472              1,759,305              6,135,446
 --------------        --------------         --------------         --------------         --------------         --------------


             92                    69                     84                     33                    168                    472
              8                     8                      7                      3                     15                     50
             --                    --                     --                     --                     --                     --
 --------------        --------------         --------------         --------------         --------------         --------------
            100                    77                     91                     36                    183                    522
 --------------        --------------         --------------         --------------         --------------         --------------
 $    1,002,813        $      924,443         $      796,032         $      335,436         $    1,759,122         $    6,134,924
 ==============        ==============         ==============         ==============         ==============         ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                                 LMPVPI                  LMPVPI               LMPVPII
                                          LMPVPI               Large Cap               Small Cap             Aggressive
                                        Investors                Growth                  Growth                Growth
                                        Subaccount             Subaccount              Subaccount            Subaccount
                                         (Class I)              (Class I)               (Class I)             (Class I)
                                      --------------         --------------         --------------         --------------
Assets:
  Investments at market value         $    4,233,157         $      464,034         $    2,650,055         $      456,593
                                      --------------         --------------         --------------         --------------
      Total Assets ..........              4,233,157                464,034              2,650,055                456,593
                                      --------------         --------------         --------------         --------------
Liabilities:
  Payables:
    Insurance charges .......                    327                     36                    228                     36
    Administrative fees .....                     35                      4                     22                      4
    Equity protection fees ..                     --                     --                     --                     --
                                      --------------         --------------         --------------         --------------
      Total Liabilities .....                    362                     40                    250                     40
                                      --------------         --------------         --------------         --------------
Net Assets:                           $    4,232,795         $      463,994         $    2,649,805         $      456,553
                                      ==============         ==============         ==============         ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                                                                                      LMPVPII
                          LMPVPII                LMPVPII                LMPVPII                LMPVPII               Growth and
    LMPVPII             Diversified            Equity Index           Equity Index           Fundamental               Income
  Appreciation        Strategic Income          Subaccount             Subaccount               Value                Subaccount
   Subaccount            Subaccount              (Class I)             (Class II)             Subaccount              (Class I)
--------------         --------------         --------------         --------------         --------------         --------------

$    7,066,308         $    3,019,753         $  470,177,041         $    7,002,802         $    9,305,704         $      179,999
--------------         --------------         --------------         --------------         --------------         --------------
     7,066,308              3,019,753            470,177,041              7,002,802              9,305,704                179,999
--------------         --------------         --------------         --------------         --------------         --------------


           634                    267                 32,353                    597                    846                     14
            58                     25                  3,864                     57                     77                      1
            --                     --                 41,172                     --                     --                     --
--------------         --------------         --------------         --------------         --------------         --------------
           692                    292                 77,389                    654                    923                     15
--------------         --------------         --------------         --------------         --------------         --------------
$    7,065,616         $    3,019,461         $  470,099,652         $    7,002,148         $    9,304,781         $      179,984
==============         ==============         ==============         ==============         ==============         ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                                                                              LMPVPIII
                                         LMPVPIII               LMPVPIII                                   International
                                     Adjustable Rate           Aggressive              LMPVPIII               All Cap
                                          Income                 Growth              High Income               Growth
                                        Subaccount             Subaccount             Subaccount             Subaccount
                                      --------------         --------------         --------------         --------------
Assets:
  Investments at market value         $    2,878,104         $   15,618,941         $    5,159,449         $      368,691
                                      --------------         --------------         --------------         --------------
      Total Assets ..........              2,878,104             15,618,941              5,159,449                368,691
                                      --------------         --------------         --------------         --------------
Liabilities:
  Payables:
    Insurance charges .......                    259                  1,384                    461                     27
    Administrative fees .....                     23                    128                     42                      3
    Equity protection fees ..                     --                     --                     --                     --
                                      --------------         --------------         --------------         --------------
      Total Liabilities .....                    282                  1,512                    503                     30
                                      --------------         --------------         --------------         --------------
Net Assets:                           $    2,877,822         $   15,617,429         $    5,158,946         $      368,661
                                      ==============         ==============         ==============         ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                                                                                      LMPVPIV
                                                                                                                      Multiple
   LMPVPIII               LMPVPIII                                                            LMPVPIII               Discipline
  Large Cap              Large Cap               LMPVPIII              LMPVPIII           Social Awareness           Subaccount-
    Growth                 Value               Mid Cap Core          Money Market              Stock               All Cap Growth
  Subaccount             Subaccount             Subaccount            Subaccount             Subaccount               and Value
--------------         --------------         --------------         --------------         --------------         --------------

$    4,532,738         $    1,334,156         $    3,319,512         $    7,195,753         $       24,871         $   22,091,434
--------------         --------------         --------------         --------------         --------------         --------------
     4,532,738              1,334,156              3,319,512              7,195,753                 24,871             22,091,434
--------------         --------------         --------------         --------------         --------------         --------------


           388                    101                    274                    639                      2                  2,165
            37                     11                     27                     59                     --                    182
            --                     --                     --                     --                     --                     --
--------------         --------------         --------------         --------------         --------------         --------------
           425                    112                    301                    698                      2                  2,347
--------------         --------------         --------------         --------------         --------------         --------------
$    4,532,313         $    1,334,044         $    3,319,211         $    7,195,055         $       24,869         $   22,089,087
==============         ==============         ==============         ==============         ==============         ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                        LMPVPIV                LMPVPIV                 LMPVPIV
                                  Multiple Discipline    Multiple Discipline     Multiple Discipline        Lord Abbett
                                       Subaccount-            Subaccount-             Subaccount-            Growth and
                                        Balanced            Global All Cap            Large Cap                Income
                                     All Cap Growth           Growth and              Growth and             Subaccount
                                        and Value                Value                   Value               (Class VC)
                                      --------------         --------------         --------------         --------------
Assets:
  Investments at market value         $   22,300,285         $   10,859,731         $    4,193,516         $    5,597,286
                                      --------------         --------------         --------------         --------------
      Total Assets ..........             22,300,285             10,859,731              4,193,516              5,597,286
                                      --------------         --------------         --------------         --------------
Liabilities:
  Payables:
    Insurance charges .......                  2,197                  1,083                    413                    522
    Administrative fees .....                    183                     89                     34                     46
    Equity protection fees ..                     --                     --                     --                     --
                                      --------------         --------------         --------------         --------------
      Total Liabilities .....                  2,380                  1,172                    447                    568
                                      --------------         --------------         --------------         --------------
Net Assets:                           $   22,297,905         $   10,858,559         $    4,193,069         $    5,596,718
                                      ==============         ==============         ==============         ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                            MIST                                                                                    MIST Harris
  Lord Abbett           Batterymarch          MIST BlackRock         MIST BlackRock          MIST Dreman              Oakmark
 Mid Cap Value         Mid Cap Stock            High Yield           Large Cap Core         Small Cap Value         International
   Subaccount            Subaccount             Subaccount             Subaccount             Subaccount             Subaccount
   (Class VC)             (Class A)              (Class A)              (Class A)              (Class A)              (Class A)
--------------         --------------         --------------         --------------         --------------         --------------

$    7,519,521         $    1,170,471         $    2,107,879         $    1,246,999         $      185,603         $    3,926,640
--------------         --------------         --------------         --------------         --------------         --------------
     7,519,521              1,170,471              2,107,879              1,246,999                185,603              3,926,640
--------------         --------------         --------------         --------------         --------------         --------------


           701                     87                    157                    108                     18                    366
            62                      9                     17                     10                      2                     32
            --                     --                     --                     --                     --                     --
--------------         --------------         --------------         --------------         --------------         --------------
           763                     96                    174                    118                     20                    398
--------------         --------------         --------------         --------------         --------------         --------------
$    7,518,758         $    1,170,375         $    2,107,705         $    1,246,881         $      185,583         $    3,926,242
==============         ==============         ==============         ==============         ==============         ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                               MIST LEGG
                                                                 MASON
                                        MIST JANUS              PARTNERS              MIST LORD             MIST LORD
                                          CAPITAL               MANAGED              ABBETT BOND          ABBETT GROWTH
                                       APPRECIATION              ASSETS               DEBENTURE             AND INCOME
                                        SUBACCOUNT             SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                         (CLASS A)              (CLASS A)             (CLASS A)             (CLASS B)
                                      --------------         --------------         --------------         --------------
Assets:
  Investments at market value         $    1,756,685         $      199,692         $    1,762,254         $   10,679,443
                                      --------------         --------------         --------------         --------------
      Total Assets ..........              1,756,685                199,692              1,762,254             10,679,443
                                      --------------         --------------         --------------         --------------
Liabilities:
  Payables:
    Insurance charges .......                    135                     14                    129                    971
    Administrative fees .....                     14                      1                     15                     88
    Equity protection fees ..                     --                     --                     --                     --
                                      --------------         --------------         --------------         --------------
      Total Liabilities .....                    149                     15                    144                  1,059
                                      --------------         --------------         --------------         --------------
Net Assets:                           $    1,756,536         $      199,677         $    1,762,110         $   10,678,384
                                      ==============         ==============         ==============         ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                                                                 MIST
   MIST LORD            MIST MET/AIM           MIST MET/AIM                                   NEUBERGER                 MIST
  ABBETT MID              CAPITAL               SMALL CAP              MIST MFS(R)              BERMAN                PIONEER
   CAP VALUE            APPRECIATION              GROWTH                  VALUE              REAL ESTATE                FUND
  SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
   (CLASS B)             (CLASS A)              (CLASS A)               (CLASS A)             (CLASS A)              (CLASS A)
--------------         --------------         --------------         --------------         --------------         --------------

$      168,945         $    1,976,370         $      140,554         $    4,245,164         $    4,096,596         $      684,823
--------------         --------------         --------------         --------------         --------------         --------------
       168,945              1,976,370                140,554              4,245,164              4,096,596                684,823
--------------         --------------         --------------         --------------         --------------         --------------


            16                    175                     14                    411                    327                     67
             2                     16                      1                     35                     33                      6
            --                     --                     --                     --                     --                     --
--------------         --------------         --------------         --------------         --------------         --------------
            18                    191                     15                    446                    360                     73
--------------         --------------         --------------         --------------         --------------         --------------
$      168,927         $    1,976,179         $      140,539         $    4,244,718         $    4,096,236         $      684,750
==============         ==============         ==============         ==============         ==============         ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                                                         MIST              MSF BlackRock
                                       MIST Pioneer           MIST Pioneer           Third Avenue            Aggressive
                                      Mid Cap Value         Strategic Income       Small Cap Value             Growth
                                        Subaccount             Subaccount             Subaccount             Subaccount
                                         (Class A)              (Class A)              (Class B)              (Class D)
                                      --------------         --------------         --------------         --------------
Assets:
  Investments at market value         $      125,931         $    5,622,175         $    3,849,328         $    2,231,295
                                      --------------         --------------         --------------         --------------
      Total Assets ..........                125,931              5,622,175              3,849,328              2,231,295
                                      --------------         --------------         --------------         --------------
Liabilities:
  Payables:
    Insurance charges .......                     11                    501                    349                    176
    Administrative fees .....                      1                     46                     32                     18
    Equity protection fees ..                     --                     --                     --                     --
                                      --------------         --------------         --------------         --------------
      Total Liabilities .....                     12                    547                    381                    194
                                      --------------         --------------         --------------         --------------
Net Assets:                           $      125,919         $    5,621,628         $    3,848,947         $    2,231,101
                                      ==============         ==============         ==============         ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                                      MSF Capital
 MSF BlackRock         MSF BlackRock          MSF BlackRock             Guardian                MSF FI                 MSF FI
  Bond Income           Bond Income            Money Market           U.S. Equity             Large Cap            Value Leaders
   Subaccount            Subaccount             Subaccount             Subaccount             Subaccount             Subaccount
    (Class A)             (Class E)              (Class A)              (Class A)              (Class A)              (Class D)
--------------         --------------         --------------         --------------         --------------         --------------
$    4,133,982         $    3,808,034         $    5,062,715         $      215,465         $    3,890,676         $    8,890,599
--------------         --------------         --------------         --------------         --------------         --------------
     4,133,982              3,808,034              5,062,715                215,465              3,890,676              8,890,599
--------------         --------------         --------------         --------------         --------------         --------------


           300                    340                    370                     18                    303                    728
            34                     31                     42                      2                     32                     73
            --                     --                     --                     --                     --                     --
--------------         --------------         --------------         --------------         --------------         --------------
           334                    371                    412                     20                    335                    801
--------------         --------------         --------------         --------------         --------------         --------------
$    4,133,648         $    3,807,663         $    5,062,303         $      215,445         $    3,890,341         $    8,889,798
==============         ==============         ==============         ==============         ==============         ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                                                     MSF METLIFE
                                        MSF METLIFE           MSF METLIFE            CONSERVATIVE            MSF METLIFE
                                        AGGRESSIVE            CONSERVATIVE           TO MODERATE               MODERATE
                                        ALLOCATION             ALLOCATION             ALLOCATION              ALLOCATION
                                        SUBACCOUNT             SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                         (CLASS B)             (CLASS B)              (CLASS B)               (CLASS B)
                                      --------------         --------------         --------------         --------------
Assets:
  Investments at market value         $      517,950         $       68,358         $      747,796         $    3,121,242
                                      --------------         --------------         --------------         --------------
      Total Assets ..........                517,950                 68,358                747,796              3,121,242
                                      --------------         --------------         --------------         --------------
Liabilities:
  Payables:
    Insurance charges .......                     55                      8                     64                    311
    Administrative fees .....                      4                      1                      7                     26
    Equity protection fees ..                     --                     --                     --                     --
                                      --------------         --------------         --------------         --------------
      Total Liabilities .....                     59                      9                     71                    337
                                      --------------         --------------         --------------         --------------
Net Assets:                           $      517,891         $       68,349         $      747,725         $    3,120,905
                                      ==============         ==============         ==============         ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                                                                 MSF                    MSF
                                                                                               WESTERN                WESTERN
  MSF METLIFE                                       MSF                  MSF T.                 ASSET                  ASSET
  MODERATE TO            MSF MFS(R)             OPPENHEIMER            ROWE PRICE             MANAGEMENT             MANAGEMENT
  AGGRESSIVE               TOTAL                   GLOBAL               LARGE CAP             HIGH YIELD                U.S.
  ALLOCATION               RETURN                  EQUITY                GROWTH                  BOND                GOVERNMENT
  SUBACCOUNT             SUBACCOUNT              SUBACCOUNT            SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
   (CLASS B)             (CLASS F)               (CLASS B)              (CLASS B)             (CLASS A)              (CLASS A)
--------------         --------------         --------------         --------------         --------------         --------------

$    4,206,487         $   31,782,523         $    6,400,336         $    2,839,315         $       63,697         $       15,982
--------------         --------------         --------------         --------------         --------------         --------------
     4,206,487             31,782,523              6,400,336              2,839,315                 63,697                 15,982
--------------         --------------         --------------         --------------         --------------         --------------


           438                  2,688                    575                    236                      4                      1
            35                    261                     53                     24                      1                     --
            --                     --                     --                     --                     --                     --
--------------         --------------         --------------         --------------         --------------         --------------
           473                  2,949                    628                    260                      5                      1
--------------         --------------         --------------         --------------         --------------         --------------
$    4,206,014         $   31,779,574         $    6,399,708         $    2,839,055         $       63,692         $       15,981
==============         ==============         ==============         ==============         ==============         ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                         PIMCO VIT             PIMCO VIT                                     Putnam VT
                                        Real Return           Total Return           Putnam VT             International
                                         Subaccount            Subaccount         Discovery Growth             Equity
                                      (Administrative       (Administrative          Subaccount              Subaccount
                                           Class)                Class)              (Class IB)              (Class IB)
                                      --------------         --------------         --------------         --------------
Assets:
  Investments at market value         $    8,659,461         $   27,050,179         $      299,588         $      939,382
                                      --------------         --------------         --------------         --------------
      Total Assets ..........              8,659,461             27,050,179                299,588                939,382
                                      --------------         --------------         --------------         --------------
Liabilities:
  Payables:
    Insurance charges .......                    823                  2,362                     21                     72
    Administrative fees .....                     71                    223                      2                      8
    Equity protection fees ..                     --                     --                     --                     --
                                      --------------         --------------         --------------         --------------
      Total Liabilities .....                    894                  2,585                     23                     80
                                      --------------         --------------         --------------         --------------
Net Assets:                           $    8,658,567         $   27,047,594         $      299,565         $      939,302
                                      ==============         ==============         ==============         ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

   Putnam VT           Van Kampen LIT         Van Kampen LIT         Van Kampen LIT
Small Cap Value           Comstock              Enterprise          Strategic Growth      VIP Contrafund(R)      VIP Contrafund(R)
   Subaccount            Subaccount             Subaccount             Subaccount            Subaccount             Subaccount
   (Class IB)            (Class II)             (Class II)              (Class I)         (Service Class 2)       (Service Class)
--------------         --------------         --------------         --------------         --------------         --------------

$    6,563,787         $    1,265,467         $       93,088         $      800,236         $    3,184,420         $   10,524,484
--------------         --------------         --------------         --------------         --------------         --------------
     6,563,787              1,265,467                 93,088                800,236              3,184,420             10,524,484
--------------         --------------         --------------         --------------         --------------         --------------


           562                     93                      7                     68                    236                    982
            54                     11                      1                      6                     26                     87
            --                     --                     --                     --                     --                     --
--------------         --------------         --------------         --------------         --------------         --------------
           616                    104                      8                     74                    262                  1,069
--------------         --------------         --------------         --------------         --------------         --------------
$    6,563,171         $    1,265,363         $       93,080         $      800,162         $    3,184,158         $   10,523,415
==============         ==============         ==============         ==============         ==============         ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Concluded)
                                December 31, 2006

                                      VIP Dynamic
                                        Capital
                                      Appreciation           VIP Mid Cap
                                       Subaccount             Subaccount
                                    (Service Class 2)      (Service Class 2)
                                    -----------------      -----------------
Assets:
  Investments at market value         $      329,187         $   10,709,915
                                      --------------         --------------
      Total Assets ..........                329,187             10,709,915
                                      --------------         --------------
Liabilities:
  Payables:
    Insurance charges .......                     24                    947
    Administrative fees .....                      3                     88
    Equity protection fees ..                     --                     --
                                      --------------         --------------
      Total Liabilities .....                     27                  1,035
                                      --------------         --------------
Net Assets:                           $      329,160         $   10,708,880
                                      ==============         ==============

   The accompanying notes are an integral part of these financial statements.

                      [This page intentionally left blank]

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      For the year ended December 31, 2006

                                                                                        AllianceBernstein     AllianceBernstein
                                                 AIM V.I.              AIM V.I.             Growth and            Large Cap
                                               Core Equity          Premier Equity            Income                Growth
                                                Subaccount            Subaccount            Subaccount            Subaccount
                                                (Series I)            (Series I)             (Class B)             (Class B)
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $        5,433        $       12,387        $           --        $           --
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................                9,941                 5,241                10,375                13,489
  Administrative fees .................                1,102                   580                   886                 1,332
  Equity protection fees ..............                   --                    --                    --                    --
                                              --------------        --------------        --------------        --------------
    Total expenses ....................               11,043                 5,821                11,261                14,821
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....               (5,610)                6,566               (11,261)              (14,821)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                   --                    --                    --                    --
    Realized gain (loss) on sale of
      investments .....................                9,117               161,380               235,487               300,419
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............                9,117               161,380               235,487               300,419
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................               77,205              (109,098)             (146,119)             (301,371)
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $       80,712        $       58,848        $       78,107        $      (15,773)
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                            American Funds
 American Funds       American Funds          Growth and                                Credit Suisse          Delaware VIP
 Global Growth            Growth                Income               Capital            Trust Emerging             REIT
   Subaccount           Subaccount            Subaccount           Appreciation            Markets              Subaccount
    (Class 2)            (Class 2)             (Class 2)            Subaccount            Subaccount         (Standard Class)
--------------        --------------        --------------        --------------        --------------        --------------

$      141,701        $      305,366        $      619,504        $           --        $        1,143        $       65,885
--------------        --------------        --------------        --------------        --------------        --------------

       279,008               640,103               653,544                 7,653                 2,773                15,386
        24,310                56,200                57,728                   827                   307                 1,622
            --                    --                    --                    --                    --                    --
--------------        --------------        --------------        --------------        --------------        --------------
       303,318               696,303               711,272                 8,480                 3,080                17,008
--------------        --------------        --------------        --------------        --------------        --------------
      (161,617)             (390,937)              (91,768)               (8,480)               (1,937)               48,877
--------------        --------------        --------------        --------------        --------------        --------------


            --               235,529               911,477                65,133                 2,808               219,671

       231,661               291,657               207,433               271,220                27,263               695,376
--------------        --------------        --------------        --------------        --------------        --------------
       231,661               527,186             1,118,910               336,353                30,071               915,047
--------------        --------------        --------------        --------------        --------------        --------------

     2,661,079             2,818,644             3,802,446              (345,707)               26,882              (712,078)
--------------        --------------        --------------        --------------        --------------        --------------

$    2,731,123        $    2,954,893        $    4,829,588        $      (17,834)       $       55,016        $      251,846
==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                                                                    FAMVS
                                                                     Dreyfus VIF                                   Mercury
                                               Dreyfus VIF            Developing             DWS VIT                Global
                                               Appreciation            Leaders           Small Cap Index       Allocation V.I.
                                                Subaccount            Subaccount            Subaccount            Subaccount
                                             (Initial Shares)      (Initial Shares)          (Class A)            (Class III)
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $       10,881        $        6,810        $        2,303        $           --
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................                9,288                22,336                 4,396                 1,837
  Administrative fees .................                1,058                 2,545                   525                   164
  Equity protection fees ..............                   --                    --                    --                    --
                                              --------------        --------------        --------------        --------------
    Total expenses ....................               10,346                24,881                 4,921                 2,001
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....                  535               (18,071)               (2,618)               (2,001)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                   --               140,830                15,406                    --
    Realized gain (loss) on sale of
      investments .....................               72,429                61,721               102,366                48,959
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............               72,429               202,551               117,772                48,959
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................               31,178              (143,045)              (55,767)              (18,771)
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $      104,142        $       41,435        $       59,387        $       28,187
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

    FAMVS                 FTVIPT                 FTVIPT                                     FTVIPT                FTVIPT
Mercury Value            Franklin               Franklin               FTVIPT             Templeton             Templeton
Opportunities             Income             Small/Mid Cap         Mutual Shares          Developing             Foreign
     V.I.               Securities         Growth Securities         Securities       Markets Securities        Securities
  Subaccount            Subaccount             Subaccount            Subaccount           Subaccount            Subaccount
  (Class III)            (Class 2)              (Class 2)             (Class 2)            (Class 2)             (Class 2)
--------------        --------------        --------------        --------------        --------------        --------------

$           58        $       91,135        $           --        $           --        $       61,982        $      124,898
--------------        --------------        --------------        --------------        --------------        --------------

         9,655                44,853                33,982                37,495                95,995               171,837
           862                 3,990                 3,126                 3,344                 8,340                14,890
            --                    --                    --                    --                    --                    --
--------------        --------------        --------------        --------------        --------------        --------------
        10,517                48,843                37,108                40,839               104,335               186,727
--------------        --------------        --------------        --------------        --------------        --------------
       (10,459)               42,292               (37,108)              (40,839)              (42,353)              (61,829)
--------------        --------------        --------------        --------------        --------------        --------------


       202,338                12,190                    --                    --                    --                    --

      (467,093)                8,950                61,791             1,254,183               179,765               115,217
--------------        --------------        --------------        --------------        --------------        --------------
      (264,755)               21,140                61,791             1,254,183               179,765               115,217
--------------        --------------        --------------        --------------        --------------        --------------

       463,123               345,878               102,248              (757,447)            1,119,673             1,698,267
--------------        --------------        --------------        --------------        --------------        --------------

$      187,909        $      409,310        $      126,931        $      455,897        $    1,257,085        $    1,751,655
==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                  FTVIPT
                                                Templeton                                                        Janus Aspen
                                                  Growth                                   Janus Aspen           Global Life
                                                Securities                                   Balanced              Sciences
                                                Subaccount         High Yield Bond          Subaccount            Subaccount
                                                 (Class 2)            Subaccount         (Service Shares)      (Service Shares)
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $           --        $        2,349        $           --        $           --
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................               27,366                   150                11,637                 9,931
  Administrative fees .................                2,411                    18                 1,327                 1,103
  Equity protection fees ..............                   --                    --                    --                    --
                                              --------------        --------------        --------------        --------------
    Total expenses ....................               29,777                   168                12,964                11,034
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....              (29,777)                2,181               (12,964)              (11,034)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                   --                   187                    --                    --
    Realized gain (loss) on sale of
      investments .....................              791,090                  (707)              421,698                33,064
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............              791,090                  (520)              421,698                33,064
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................             (349,618)                 (836)             (319,295)               12,562
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $      411,695        $          825        $       89,439        $       34,592
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                                                                    LMPIS
  Janus Aspen                                Janus Aspen                                                          Premier
     Global            Janus Aspen            Worldwide               Lazard                LMPIS                Selections
   Technology         Mid Cap Growth            Growth              Retirement             Dividend               All Cap
   Subaccount           Subaccount            Subaccount            Small Cap              Strategy                Growth
(Service Shares)     (Service Shares)      (Service Shares)         Subaccount            Subaccount             Subaccount
 --------------       --------------        --------------        --------------        --------------        --------------

 $           --       $           --        $       14,883        $           --        $       16,312        $           --
 --------------       --------------        --------------        --------------        --------------        --------------

          6,445               17,081                12,847                25,019                14,287                 6,014
            717                1,560                 1,403                 2,287                 1,113                   492
             --                   --                    --                    --                    --                    --
 --------------       --------------        --------------        --------------        --------------        --------------
          7,162               18,641                14,250                27,306                15,400                 6,506
 --------------       --------------        --------------        --------------        --------------        --------------
         (7,162)             (18,641)                  633               (27,306)                  912                (6,506)
 --------------       --------------        --------------        --------------        --------------        --------------


             --                   --                    --               149,364                    --                10,858

         18,021               62,919                21,816                74,111                 4,986                 2,467
 --------------       --------------        --------------        --------------        --------------        --------------
         18,021               62,919                21,816               223,475                 4,986                13,325
 --------------       --------------        --------------        --------------        --------------        --------------

         15,999               62,656               115,984                (4,663)              103,003                 9,538
 --------------       --------------        --------------        --------------        --------------        --------------

 $       26,858       $      106,934        $      138,433        $      191,506        $      108,901        $       16,357
==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                  LMPVPV                LMPVPI                LMPVPI                LMPVPI
                                             Small Cap Growth          All Cap              Investors          Large Cap Growth
                                               Opportunities           Subaccount            Subaccount            Subaccount
                                                Subaccount             (Class I)             (Class I)             (Class I)
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $           --        $       79,040        $       65,362        $           --
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................               30,304                84,887                56,895                 8,138
  Administrative fees .................                2,593                 9,065                 6,093                   848
  Equity protection fees ..............                   --                    --                    --                    --
                                              --------------        --------------        --------------        --------------
    Total expenses ....................               32,897                93,952                62,988                 8,986
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....              (32,897)              (14,912)                2,374                (8,986)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........              116,902               214,126                93,969                    --
    Realized gain (loss) on sale of
      investments .....................               24,902               239,763               132,784                26,283
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............              141,804               453,889               226,753                26,283
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................               67,141               474,324               393,715               (18,864)
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $      176,048        $      913,301        $      622,842        $       (1,567)
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                         LMPVPII                                      LMPVPII
     LMPVPI             Aggressive                                  Diversified            LMPVPII               LMPVPII
Small Cap Growth          Growth                LMPVPII              Strategic           Equity Index          Equity Index
   Subaccount           Subaccount            Appreciation             Income             Subaccount            Subaccount
    (Class I)            (Class I)             Subaccount            Subaccount            (Class I)            (Class II)
 --------------       --------------        --------------        --------------        --------------        --------------

 $           --       $           --        $       75,047        $      180,316        $    7,252,242        $       90,130
 --------------       --------------        --------------        --------------        --------------        --------------

         41,161                5,738               111,528                48,909             5,672,855               105,088
          3,956                  595                10,333                 4,560               677,342                10,150
             --                   --                    --                    --             7,216,770                    --
 --------------       --------------        --------------        --------------        --------------        --------------
         45,117                6,333               121,861                53,469            13,566,967               115,238
 --------------       --------------        --------------        --------------        --------------        --------------
        (45,117)              (6,333)              (46,814)              126,847            (6,314,725)              (25,108)
 --------------       --------------        --------------        --------------        --------------        --------------


        125,378                   --               197,190                    --             5,674,154                84,847

         61,301                3,226               126,190                (6,884)            2,651,186               126,897
 --------------       --------------        --------------        --------------        --------------        --------------
        186,679                3,226               323,380                (6,884)            8,325,340               211,744
 --------------       --------------        --------------        --------------        --------------        --------------

        131,080               40,074               553,523               (15,497)           49,389,505               632,637
 --------------       --------------        --------------        --------------        --------------        --------------

 $      272,642       $       36,967        $      830,089        $      104,466        $   51,400,120        $      819,273
 ==============       ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                       LMPVPII
                                                 LMPVPII              Growth and             LMPVPIII              LMPVPIII
                                               Fundamental              Income           Adjustable Rate          Aggressive
                                                  Value               Subaccount              Income                Growth
                                                Subaccount             (Class I)            Subaccount            Subaccount
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $      143,651        $          685        $      130,142        $           --
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................              150,524                 2,365                42,186               245,476
  Administrative fees .................               13,678                   256                 3,870                22,785
  Equity protection fees ..............                   --                    --                    --                    --
                                              --------------        --------------        --------------        --------------
    Total expenses ....................              164,202                 2,621                46,056               268,261
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....              (20,551)               (1,936)               84,086              (268,261)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........              364,328                 1,172                    --                16,701
    Realized gain (loss) on sale of
      investments .....................              178,745                 1,706                    28               257,549
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............              543,073                 2,878                    28               274,250
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................              734,787                16,732               (25,544)              962,175
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $    1,257,309        $       17,674        $       58,570        $      968,164
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                         LMPVPIII               LMPVPIII                                                         LMPVPIII
    LMPVPIII          International            Large Cap              LMPVPIII              LMPVPIII              Money
  High Income         All Cap Growth             Growth           Large Cap Value         Mid Cap Core            Market
   Subaccount           Subaccount             Subaccount            Subaccount            Subaccount           Subaccount
--------------        --------------        --------------        --------------        --------------        --------------

$      392,098        $        7,258        $        6,909        $       15,897        $       17,687        $      305,674
--------------        --------------        --------------        --------------        --------------        --------------

        80,749                 4,612                69,824                17,227                46,922               108,285
         7,461                   515                 6,730                 1,876                 4,694                10,062
            --                    --                    --                    --                    --                    --
--------------        --------------        --------------        --------------        --------------        --------------
        88,210                 5,127                76,554                19,103                51,616               118,347
--------------        --------------        --------------        --------------        --------------        --------------
       303,888                 2,131               (69,645)               (3,206)              (33,929)              187,327
--------------        --------------        --------------        --------------        --------------        --------------


            --                 7,419                    --                23,388               403,780                    --

       (12,729)               12,994                86,995                10,883                40,042                    --
--------------        --------------        --------------        --------------        --------------        --------------
       (12,729)               20,413                86,995                34,271               443,822                    --
--------------        --------------        --------------        --------------        --------------        --------------

       140,717                52,622               104,348               161,840               (24,491)                   --
--------------        --------------        --------------        --------------        --------------        --------------

$      431,876        $       75,166        $      121,698        $      192,905        $      385,402        $      187,327
==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                                             LMPVPIV              LMPVPIV
                                                                       LMPVPIV               Multiple             Multiple
                                                                       Multiple             Discipline           Discipline
                                                  LMPVPIII            Discipline            Subaccount-          Subaccount-
                                              Social Awareness        Subaccount-            Balanced          Global All Cap
                                                   Stock            All Cap Growth        All Cap Growth           Growth
                                                 Subaccount            and Value             and Value            and Value
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $          127        $      134,453        $      339,481        $      122,236
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................                  363               390,012               385,390               184,881
  Administrative fees .................                   44                32,690                32,117                15,246
  Equity protection fees ..............                   --                    --                    --                    --
                                              --------------        --------------        --------------        --------------
    Total expenses ....................                  407               422,702               417,507               200,127
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....                 (280)             (288,249)              (78,026)              (77,891)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                   --             1,015,203               642,739               273,044
    Realized gain (loss) on sale of
      investments .....................                  879               341,143               136,391               145,227
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............                  879             1,356,346               779,130               418,271
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................                1,058             1,283,523             1,042,932               893,573
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $        1,657        $    2,351,620        $    1,744,036        $    1,233,953
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

    LMPVPIV
    Multiple
   Discipline           Lord Abbett                                                           MIST
   Subaccount-           Growth and           Lord Abbett                                 Batterymarch        MIST BlackRock
   Large Cap               Income            Mid Cap Value            Managed            Mid Cap Stock          High Yield
     Growth              Subaccount            Subaccount              Assets              Subaccount           Subaccount
    and Value            (Class VC)            (Class VC)            Subaccount             (Class A)            (Class A)
--------------        --------------        --------------        --------------        --------------        --------------

$       31,432        $       66,347        $       36,418        $        3,980        $           --        $           --
--------------        --------------        --------------        --------------        --------------        --------------

        70,231                87,374               119,528                   884                11,112                17,746
         5,868                 7,674                10,527                   104                 1,235                 1,965
            --                    --                    --                    --                    --                    --
--------------        --------------        --------------        --------------        --------------        --------------
        76,099                95,048               130,055                   988                12,347                19,711
--------------        --------------        --------------        --------------        --------------        --------------
       (44,667)              (28,701)              (93,637)                2,992               (12,347)              (19,711)
--------------        --------------        --------------        --------------        --------------        --------------


       103,015               177,790               567,434                 5,399                    --                    --

        17,083                25,967                43,429                12,199               (12,314)                1,080
--------------        --------------        --------------        --------------        --------------        --------------
       120,098               203,757               610,863                17,598               (12,314)                1,080
--------------        --------------        --------------        --------------        --------------        --------------

       306,674               554,425               186,864               (13,401)              (36,589)              122,300
--------------        --------------        --------------        --------------        --------------        --------------

$      382,105        $      729,481        $      704,090        $        7,189        $      (61,250)       $      103,669
==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                                           MIST Harris            MIST Janus
                                              MIST BlackRock         MIST Dreman             Oakmark               Capital
                                              Large Cap Core       Small Cap Value        International          Appreciation
                                                Subaccount            Subaccount            Subaccount            Subaccount
                                                 (Class A)             (Class A)             (Class A)             (Class A)
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $           --        $          764        $           --        $           --
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................               12,448                 1,336                39,893                15,869
  Administrative fees .................                1,194                   110                 3,530                 1,705
  Equity protection fees ..............                   --                    --                    --                    --
                                              --------------        --------------        --------------        --------------
    Total expenses ....................               13,642                 1,446                43,423                17,574
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....              (13,642)                 (682)              (43,423)              (17,574)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                   --                   441                    --                    --
    Realized gain (loss) on sale of
      investments .....................                 (920)                  169                   788                (4,565)
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............                 (920)                  610                   788                (4,565)
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................               82,020                12,968               397,022                65,526
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $       67,458        $       12,896        $      354,387        $       43,387
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

     MIST                                         MIST                  MIST
  Legg Mason               MIST               Lord Abbett           Lord Abbett          MIST Met/AIM         MIST Met/AIM
   Partners            Lord Abbett             Growth and             Mid Cap              Capital             Small Cap
Managed Assets        Bond Debenture             Income                Value             Appreciation            Growth
  Subaccount            Subaccount             Subaccount            Subaccount           Subaccount           Subaccount
   (Class A)             (Class A)              (Class B)             (Class B)            (Class A)            (Class A)
--------------        --------------        --------------        --------------        --------------        --------------

$           --        $           --        $           --        $           --        $        3,444        $           --
--------------        --------------        --------------        --------------        --------------        --------------

         1,551                16,747               113,235                 1,144                22,202                 1,422
           186                 1,879                10,265                    98                 2,062                   116
            --                    --                    --                    --                    --                    --
--------------        --------------        --------------        --------------        --------------        --------------
         1,737                18,626               123,500                 1,242                24,264                 1,538
--------------        --------------        --------------        --------------        --------------        --------------
        (1,737)              (18,626)             (123,500)               (1,242)              (20,820)               (1,538)
--------------        --------------        --------------        --------------        --------------        --------------


            --                    --                    --                    --               239,830                 1,494

           326                 2,322                 4,485                   (14)               (9,239)                   24
--------------        --------------        --------------        --------------        --------------        --------------
           326                 2,322                 4,485                   (14)              230,591                 1,518
--------------        --------------        --------------        --------------        --------------        --------------

        11,997                98,607               849,474                15,748              (245,521)                2,517
--------------        --------------        --------------        --------------        --------------        --------------

$       10,586        $       82,303        $      730,459        $       14,492        $      (35,750)       $        2,497
==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                         MIST
                                                MIST MFS(R)        Neuberger Berman        MIST Pioneer          MIST Pioneer
                                                  Value              Real Estate               Fund             Mid Cap Value
                                                Subaccount            Subaccount            Subaccount            Subaccount
                                                 (Class A)             (Class A)             (Class A)             (Class A)
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $       50,135        $           --        $           --        $          280
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................               47,556                35,306                 7,958                 1,247
  Administrative fees .................                4,026                 3,664                   665                   115
  Equity protection fees ..............                   --                    --                    --                    --
                                              --------------        --------------        --------------        --------------
    Total expenses ....................               51,582                38,970                 8,623                 1,362
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....               (1,447)              (38,970)               (8,623)               (1,082)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........              168,641                    --                    --                 1,742
    Realized gain (loss) on sale of
      investments .....................               12,050                21,252                    35                  (203)
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............              180,691                21,252                    35                 1,539
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................              221,324               728,770                54,781                 6,047
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $      400,568        $      711,052        $       46,193        $        6,504
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                           MIST             MSF BlackRock
   MIST Pioneer        Third Avenue           Aggressive          MSF BlackRock         MSF BlackRock          MSF BlackRock
 Strategic Income    Small Cap Value            Growth             Bond Income           Bond Income            Money Market
    Subaccount          Subaccount            Subaccount            Subaccount            Subaccount             Subaccount
     (Class A)           (Class B)             (Class D)             (Class A)             (Class E)              (Class A)
  --------------      --------------        --------------        --------------        --------------        --------------

  $      253,474      $           --        $           --        $           --        $           --        $      155,759
  --------------      --------------        --------------        --------------        --------------        --------------

          57,529              25,493                22,379                36,806                40,370                42,851
           5,317               2,286                 2,329                 4,169                 3,715                 4,808
              --                  --                    --                    --                    --                    --
  --------------      --------------        --------------        --------------        --------------        --------------
          62,846              27,779                24,708                40,975                44,085                47,659
  --------------      --------------        --------------        --------------        --------------        --------------
         190,628             (27,779)              (24,708)              (40,975)              (44,085)              108,100
  --------------      --------------        --------------        --------------        --------------        --------------


              --                  --                    --                    --                    --                    --

           8,752              (2,201)              (18,183)                7,668                 3,098                    --
  --------------      --------------        --------------        --------------        --------------        --------------
           8,752              (2,201)              (18,183)                7,668                 3,098                    --
  --------------      --------------        --------------        --------------        --------------        --------------

         (18,198)            118,682               (25,199)              192,496               172,427                    --
  --------------      --------------        --------------        --------------        --------------        --------------

  $      181,182      $       88,702        $      (68,090)       $      159,189        $      131,440        $      108,100
  ==============      ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                               MSF Capital                                                       MSF MetLife
                                                 Guardian               MSF FI                MSF FI              Aggressive
                                               U.S. Equity            Large Cap           Value Leaders           Allocation
                                                Subaccount            Subaccount            Subaccount            Subaccount
                                                 (Class A)             (Class A)             (Class D)             (Class B)
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $           --        $           --        $           --        $           --
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................                2,243                37,669                89,814                 6,127
  Administrative fees .................                  223                 3,995                 9,051                   481
  Equity protection fees ..............                   --                    --                    --                    --
                                              --------------        --------------        --------------        --------------
    Total expenses ....................                2,466                41,664                98,865                 6,608
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....               (2,466)              (41,664)              (98,865)               (6,608)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                   --                    --                    --                    --
    Realized gain (loss) on sale of
      investments .....................                  671               (34,984)              (27,360)                 (685)
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............                  671               (34,984)              (27,360)                 (685)
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................                8,101                95,685               317,310                39,943
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $        6,306        $       19,037        $      191,085        $       32,650
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                       MSF MetLife                                  MSF MetLife
 MSF MetLife         Conservative to          MSF MetLife           Moderate to                                    MSF
 Conservative            Moderate               Moderate             Aggressive            MSF MFS(R)          Oppenheimer
  Allocation            Allocation             Allocation            Allocation          Total Return         Global Equity
  Subaccount            Subaccount             Subaccount            Subaccount           Subaccount            Subaccount
   (Class B)             (Class B)              (Class B)             (Class B)            (Class F)             (Class B)
--------------        --------------        --------------        --------------        --------------        --------------

$           --        $           --        $           --        $           --        $           --        $           --
--------------        --------------        --------------        --------------        --------------        --------------

           935                 7,172                35,090                46,755               321,777                66,395
            66                   690                 2,895                 3,684                31,335                 6,064
            --                    --                    --                    --                    --                    --
--------------        --------------        --------------        --------------        --------------        --------------
         1,001                 7,862                37,985                50,439               353,112                72,459
--------------        --------------        --------------        --------------        --------------        --------------
        (1,001)               (7,862)              (37,985)              (50,439)             (353,112)              (72,459)
--------------        --------------        --------------        --------------        --------------        --------------


            --                    --                    --                    --                    --                    --

            17                   398                   311                   430                42,282                (5,243)
--------------        --------------        --------------        --------------        --------------        --------------
            17                   398                   311                   430                42,282                (5,243)
--------------        --------------        --------------        --------------        --------------        --------------

         3,402                43,679               188,509               295,882             2,360,289               409,395
--------------        --------------        --------------        --------------        --------------        --------------

$        2,418        $       36,215        $      150,835        $      245,873        $    2,049,459        $      331,693
==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                   MSF               MSF Western           MSF Western
                                              T. Rowe Price        Asset Management      Asset Management
                                             Large Cap Growth      High Yield Bond       U.S. Government
                                                Subaccount            Subaccount            Subaccount           Money Market
                                                 (Class B)             (Class A)             (Class A)            Subaccount
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $           --        $           --        $           --        $       60,547
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................               27,594                   359                   384                19,293
  Administrative fees .................                2,730                    43                    53                 2,142
  Equity protection fees ..............                   --                    --                    --                    --
                                              --------------        --------------        --------------        --------------
    Total expenses ....................               30,324                   402                   437                21,435
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....              (30,324)                 (402)                 (437)               39,112
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                   --                    --                    --                    --
    Realized gain (loss) on sale of
      investments .....................               (1,847)                  936                 1,765                    --
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............               (1,847)                  936                 1,765                    --
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................              219,560                 2,182                   686                    --
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $      187,389        $        2,716        $        2,014        $       39,112
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

   PIMCO VIT             PIMCO VIT             Putnam VT             Putnam VT
  Real Return           Total Return           Discovery           International           Putnam VT          Travelers AIM
   Subaccount            Subaccount              Growth                Equity           Small Cap Value          Capital
(Administrative       (Administrative          Subaccount            Subaccount            Subaccount          Appreciation
     Class)                Class)              (Class IB)            (Class IB)            (Class IB)           Subaccount
--------------        --------------        --------------        --------------        --------------        --------------

$      366,931        $    1,152,229        $           --        $        4,734        $       20,847        $           --
--------------        --------------        --------------        --------------        --------------        --------------

       149,971               410,855                 3,725                11,460                98,712                11,329
        12,980                39,068                   431                 1,234                 9,518                 1,054
            --                    --                    --                    --                    --                    --
--------------        --------------        --------------        --------------        --------------        --------------
       162,951               449,923                 4,156                12,694               108,230                12,383
--------------        --------------        --------------        --------------        --------------        --------------
       203,980               702,306                (4,156)               (7,960)              (87,383)              (12,383)
--------------        --------------        --------------        --------------        --------------        --------------


       228,321               144,752                    --                    --               638,356                11,859

       (41,571)              (39,196)                2,090                31,618               158,908               465,936
--------------        --------------        --------------        --------------        --------------        --------------
       186,750               105,556                 2,090                31,618               797,264               477,795
--------------        --------------        --------------        --------------        --------------        --------------

      (494,852)             (253,755)               28,142               169,937               179,282              (331,891)
--------------        --------------        --------------        --------------        --------------        --------------

$     (104,122)       $      554,107        $       26,076        $      193,595        $      889,163        $      133,521
==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                 Travelers            Travelers                                    Travelers
                                                Convertible          Disciplined            Travelers              Federated
                                                 Securities         Mid Cap Stock         Equity Income            High Yield
                                                 Subaccount           Subaccount            Subaccount             Subaccount
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $       17,934        $        6,827        $      126,785        $      167,659
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................                9,182                 5,440                45,336                 9,366
  Administrative fees .................                1,024                   606                 4,604                 1,044
  Equity protection fees ..............                   --                    --                    --                    --
                                              --------------        --------------        --------------        --------------
    Total expenses ....................               10,206                 6,046                49,940                10,410
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....                7,728                   781                76,845               157,249
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........               28,092               203,671               968,117                    --
    Realized gain (loss) on sale of
      investments .....................              208,280               229,805               701,647                (4,971)
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............              236,372               433,476             1,669,764                (4,971)
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................             (109,462)             (323,924)           (1,279,995)              (98,217)
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $      134,638        $      110,333        $      466,614        $       54,061
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                               Travelers            Travelers             Travelers              Travelers
                                                Managed              Managed               Managed                Managed
                                               Allocation           Allocation            Allocation         Allocation Series:
   Travelers             Travelers              Series:              Series:               Series:                Moderate-
Federated Stock          Large Cap             Aggressive          Conservative            Moderate              Aggressive
   Subaccount            Subaccount            Subaccount           Subaccount            Subaccount             Subaccount
--------------        --------------        --------------        --------------        --------------        --------------

$        9,598        $        7,094        $        6,717        $        2,444        $       70,756        $       61,854
--------------        --------------        --------------        --------------        --------------        --------------

         2,576                 7,380                 2,248                   437                14,840                15,939
           284                   762                   181                    31                 1,228                 1,250
            --                    --                    --                    --                    --                    --
--------------        --------------        --------------        --------------        --------------        --------------
         2,860                 8,142                 2,429                   468                16,068                17,189
--------------        --------------        --------------        --------------        --------------        --------------
         6,738                (1,048)                4,288                 1,976                54,688                44,665
--------------        --------------        --------------        --------------        --------------        --------------


        79,447                86,810                55,310                 1,466               191,371               267,009

        31,837               214,484               (16,888)               (3,236)              (99,422)             (154,147)
--------------        --------------        --------------        --------------        --------------        --------------
       111,284               301,294                38,422                (1,770)               91,949               112,862
--------------        --------------        --------------        --------------        --------------        --------------

       (97,544)             (253,817)              (21,081)                 (116)              (62,498)              (56,075)
--------------        --------------        --------------        --------------        --------------        --------------

$       20,478        $       46,429        $       21,629        $           90        $       84,139        $      101,452
==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                Travelers
                                                 Managed
                                            Allocation Series:        Travelers             Travelers
                                                 Moderate-             Managed               Mercury           Travelers MFS(R)
                                               Conservative             Income            Large Cap Core       Mid Cap Growth
                                                Subaccount            Subaccount            Subaccount           Subaccount
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $       17,300        $       74,602        $        2,562        $           --
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................                2,946                18,595                 5,874                11,765
  Administrative fees .................                  269                 1,725                   571                 1,225
  Equity protection fees ..............                   --                    --                    --                    --
                                              --------------        --------------        --------------        --------------
    Total expenses ....................                3,215                20,320                 6,445                12,990
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....               14,085                54,282                (3,883)              (12,990)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........               30,840                    --                37,409               135,275
    Realized gain (loss) on sale of
      investments .....................              (20,326)             (270,196)              237,038               295,456
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............               10,514              (270,196)              274,447               430,731
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................              (13,523)              180,748              (201,801)             (258,555)
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $       11,076        $      (35,166)       $       68,763        $      159,186
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                              Travelers                                                          Travelers
                                               Mondrian                                   Travelers               Pioneer
Travelers MFS(R)     Travelers MFS(R)        International           Travelers             Pioneer               Strategic
 Total Return            Value                  Stock              Pioneer Fund         Mid Cap Value              Income
  Subaccount           Subaccount             Subaccount            Subaccount            Subaccount             Subaccount
 --------------       --------------        --------------        --------------        --------------        --------------

 $      372,771       $           --        $      119,775        $        6,625        $            2        $           --
 --------------       --------------        --------------        --------------        --------------        --------------

        138,870               20,598                17,522                 3,704                   334                23,785
         13,418                1,749                 1,526                   308                    28                 2,200
             --                   --                    --                    --                    --                    --
 --------------       --------------        --------------        --------------        --------------        --------------
        152,288               22,347                19,048                 4,012                   362                25,985
 --------------       --------------        --------------        --------------        --------------        --------------
        220,483              (22,347)              100,727                 2,613                  (360)              (25,985)
 --------------       --------------        --------------        --------------        --------------        --------------


        404,610               21,703               134,651                    --                    --                    --

        120,530              252,738               661,275                82,602                 2,645               (34,989)
 --------------       --------------        --------------        --------------        --------------        --------------
        525,140              274,441               795,926                82,602                 2,645               (34,989)
 --------------       --------------        --------------        --------------        --------------        --------------

        120,802               22,050              (450,842)              (48,109)                  199               102,849
 --------------       --------------        --------------        --------------        --------------        --------------

 $      866,425       $      274,144        $      445,811        $       37,106        $        2,484        $       41,875
 ==============       ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                                         Travelers Style       Travelers Style
                                                 Travelers            Travelers           Focus Series:         Focus Series:
                                                Quality Bond       Strategic Equity      Small Cap Growth      Small Cap Value
                                                 Subaccount           Subaccount            Subaccount            Subaccount
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $      257,301        $       10,496        $            6        $            4
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................               18,655                12,870                   523                   382
  Administrative fees .................                2,117                 1,387                    41                    30
  Equity protection fees ..............                   --                    --                    --                    --
                                              --------------        --------------        --------------        --------------
    Total expenses ....................               20,772                14,257                   564                   412
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....              236,529                (3,761)                 (558)                 (408)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                   --               115,083                 2,346                   196
    Realized gain (loss) on sale of
      investments .....................             (340,164)              206,505                 9,858                 8,530
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............             (340,164)              321,588                12,204                 8,726
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................               65,976              (197,193)                 (801)                 (553)
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $      (37,659)       $      120,634        $       10,845        $        7,765
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

   Travelers             Travelers           Van Kampen LIT       Van Kampen LIT        Van Kampen LIT
U.S. Government          Van Kampen             Comstock            Enterprise         Strategic Growth     VIP Contrafund(R)
   Securities            Enterprise            Subaccount           Subaccount            Subaccount           Subaccount
   Subaccount            Subaccount            (Class II)           (Class II)             (Class I)        (Service Class 2)
--------------        --------------        --------------        --------------        --------------      -----------------

$        3,215        $           76        $       15,872        $           37        $           --        $       30,634
--------------        --------------        --------------        --------------        --------------        --------------

           366                   803                16,721                   957                12,557                41,701
            42                    80                 1,854                   109                 1,232                 4,628
            --                    --                    --                    --                    --                    --
--------------        --------------        --------------        --------------        --------------        --------------
           408                   883                18,575                 1,066                13,789                46,329
--------------        --------------        --------------        --------------        --------------        --------------
         2,807                  (807)               (2,703)               (1,029)              (13,789)              (15,695)
--------------        --------------        --------------        --------------        --------------        --------------


           782                 6,188                73,793                    --                    --               256,844

        (5,608)                3,333                32,563                    65                (1,737)              143,449
--------------        --------------        --------------        --------------        --------------        --------------
        (4,826)                9,521               106,356                    65                (1,737)              400,293
--------------        --------------        --------------        --------------        --------------        --------------

          (888)               (4,250)               65,154                 3,631                19,800               (98,796)
--------------        --------------        --------------        --------------        --------------        --------------

$       (2,907)       $        4,464        $      168,807        $        2,667        $        4,274        $      285,802
==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Concluded)
                      For the year ended December 31, 2006

                                                                    VIP Dynamic
                                                                      Capital                 VIP
                                             VIP Contrafund(R)      Appreciation            Mid Cap
                                                Subaccount           Subaccount            Subaccount
                                              (Service Class)     (Service Class 2)     (Service Class 2)
                                              ---------------     -----------------     -----------------
Investment Income:
  Dividends ...........................       $      108,189        $          741        $       16,976
                                              --------------        --------------        --------------
Expenses:
  Insurance charges ...................              162,805                 4,367               161,535
  Administrative fees .................               14,343                   478                15,022
  Equity protection fees ..............                   --                    --                    --
                                              --------------        --------------        --------------
    Total expenses ....................              177,148                 4,845               176,557
                                              --------------        --------------        --------------
      Net investment income (loss) ....              (68,959)               (4,104)             (159,581)
                                              --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........              830,067                 8,756             1,131,885
    Realized gain (loss) on sale of
      investments .....................              192,551                 7,866                91,450
                                              --------------        --------------        --------------
      Realized gain (loss) ............            1,022,618                16,622             1,223,335
                                              --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................              (60,008)               23,018               (94,192)
                                              --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $      893,651        $       35,536        $      969,562
                                              ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                      [This page intentionally left blank]

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENTS OF CHANGES IN NET ASSETS
                 For the years ended December 31, 2006 and 2005

                                              AIM V.I.                      AIM V.I.                 AllianceBernstein
                                            Core Equity                  Premier Equity              Growth and Income
                                        Subaccount (Series I)         Subaccount (Series I)         Subaccount (Class B)
                                     --------------------------    --------------------------    --------------------------
                                         2006           2005           2006           2005           2006           2005
                                     -----------    -----------    -----------    -----------    -----------    -----------
Operations:
  Net investment income (loss) ...   $    (5,610)   $        --    $     6,566    $    (8,206)   $   (11,261)   $    (9,310)
  Realized gain (loss) ...........         9,117             --        161,380         10,017        235,487          4,367
  Change in unrealized gain (loss)
    on investments ...............        77,205             --       (109,098)        43,551       (146,119)        50,146
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      operations .................        80,712             --         58,848         45,362         78,107         45,203
                                     -----------    -----------    -----------    -----------    -----------    -----------
Unit Transactions:
  Participant purchase payments ..            --             --            775             --          2,943        521,215
  Participant transfers from other
    funding options ..............     1,199,802             --          4,855         11,724        203,978        387,567
  Growth rate intra-fund
    transfers in .................            --             --             --             --             --             --
  Administrative charges .........          (251)            --             (5)          (270)            --           (172)
  Contract surrenders ............      (218,338)            --        (27,807)       (97,615)        (2,158)        (9,881)
  Participant transfers to other
    funding options ..............       (79,312)            --     (1,196,919)       (31,202)    (1,946,823)        (5,009)
  Growth rate intra-fund
    transfers out ................            --             --             --             --             --             --
  Other receipts/(payments) ......            --             --         (9,242)       (36,570)            --             --
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........       901,901             --     (1,228,343)      (153,933)    (1,742,060)       893,720
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets .................       982,613             --     (1,169,495)      (108,571)    (1,663,953)       938,923
                                     -----------    -----------    -----------    -----------    -----------    -----------
Net Assets:
  Beginning of year ..............            --             --      1,169,495      1,278,066      1,663,953        725,030
                                     -----------    -----------    -----------    -----------    -----------    -----------
  End of year ....................   $   982,613    $        --    $        --    $ 1,169,495    $        --    $ 1,663,953
                                     ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

   AllianceBernstein                 American Funds                 American Funds               American Funds
    Large Cap Growth                 Global Growth                      Growth                 Growth and Income
  Subaccount (Class B)            Subaccount (Class 2)           Subaccount (Class 2)         Subaccount (Class 2)
--------------------------    --------------------------    --------------------------    --------------------------
    2006           2005           2006           2005           2006           2005           2006           2005
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

$   (14,821)   $   (39,970)   $  (161,617)   $  (104,128)   $  (390,937)   $  (210,495)   $   (91,768)   $   (31,561)
    300,419          9,887        231,661         24,717        527,186          7,363      1,118,910        135,609

   (301,371)       384,572      2,661,079      1,396,822      2,818,644      3,790,974      3,802,446      1,336,027
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    (15,773)       354,489      2,731,123      1,317,411      2,954,893      3,587,842      4,829,588      1,440,075
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

      5,108        441,647        555,287      3,848,098      1,531,074     10,062,373      1,066,440     11,359,694

     33,267         50,978      2,420,135      4,165,798      4,263,077      9,371,242      4,500,210      9,000,077

         --             --             --        239,674             --        236,801             --        115,311
         --           (701)        (2,832)        (1,439)        (7,294)        (3,944)        (7,885)        (4,388)
    (16,442)       (82,693)      (456,804)      (163,300)    (1,116,063)      (414,063)      (897,491)      (813,268)

 (2,704,887)      (154,817)      (717,946)      (288,370)      (964,146)      (692,590)    (1,262,644)      (469,689)

         --             --             --       (239,673)            --       (236,801)            --       (115,311)
         --             --       (131,139)       (97,270)      (234,405)       (77,773)      (270,534)      (121,188)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


 (2,682,954)       254,414      1,666,701      7,463,518      3,472,243     18,245,245      3,128,096     18,951,238
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

 (2,698,727)       608,903      4,397,824      8,780,929      6,427,136     21,833,087      7,957,684     20,391,313
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

  2,698,727      2,089,824     13,731,815      4,950,886     33,576,524     11,743,437     34,468,446     14,077,133
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$        --    $ 2,698,727    $18,129,639    $13,731,815    $40,003,660    $33,576,524    $42,426,130    $34,468,446
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                      Credit Suisse Trust
                                        Capital Appreciation            Emerging Markets            Delaware VIP REIT
                                             Subaccount                    Subaccount           Subaccount (Standard Class)
                                     --------------------------    --------------------------    --------------------------
                                         2006           2005           2006           2005           2006           2005
                                     -----------    -----------    -----------    -----------    -----------    -----------
Operations:
  Net investment income (loss) ...   $    (8,480)   $   (21,399)   $    (1,937)   $    (1,197)   $    48,877    $     6,267
  Realized gain (loss) ...........       336,353         24,188         30,071          2,319        915,047        186,288
  Change in unrealized gain (loss)
    on investments ...............      (345,707)       217,206         26,882         36,322       (712,078)       (55,646)
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      operations .................       (17,834)       219,995         55,016         37,444        251,846        136,909
                                     -----------    -----------    -----------    -----------    -----------    -----------
Unit Transactions:
  Participant purchase payments ..        27,696         62,323            800            201         53,713        249,547
  Participant transfers from other
    funding options ..............       114,813        172,822         10,369            400        261,227        547,418
  Growth rate intra-fund
    transfers in .................            --             --             --             --             --             --
  Administrative charges .........            (3)          (376)           (85)           (65)            (4)          (768)
  Contract surrenders ............       (14,075)       (86,425)        (2,427)        (3,050)       (48,613)       (86,581)
  Participant transfers to other
    funding options ..............    (1,745,822)       (61,217)        (6,150)          (201)    (3,555,037)      (153,155)
  Growth rate intra-fund
    transfers out ................            --             --             --             --             --             --
  Other receipts/(payments) ......            --         (7,995)           358             --        (27,165)       (16,000)
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........    (1,617,391)        79,132          2,865         (2,715)    (3,315,879)       540,461
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets .................    (1,635,225)       299,127         57,881         34,729     (3,064,033)       677,370
Net Assets:
  Beginning of year ..............     1,635,225      1,336,098        181,472        146,743      3,064,033      2,386,663
                                     -----------    -----------    -----------    -----------    -----------    -----------
  End of year ....................   $        --    $ 1,635,225    $   239,353    $   181,472    $        --    $ 3,064,033
                                     ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                     Dreyfus VIF                     DWS VIT                     FAMVS Mercury
 Dreyfus VIF Appreciation         Developing Leaders             Small Cap Index             Global Allocation V.I.
Subaccount (Initial Shares)   Subaccount (Initial Shares)      Subaccount (Class A)          Subaccount (Class III)
--------------------------    --------------------------    --------------------------    --------------------------
    2006           2005           2006           2005           2006           2005           2006           2005
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

$       535    $   (17,656)   $   (18,071)   $   (27,891)   $    (2,618)   $    (4,762)   $    (2,001)   $     3,587
     72,429         26,352        202,551         80,874        117,772         40,624         48,959          1,562

     31,178         25,538       (143,045)        22,829        (55,767)       (20,900)       (18,771)        13,600
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    104,142         34,234         41,435         75,812         59,387         14,962         28,187         18,749
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

         --          1,320          3,999          3,675             --             --          6,580        148,632

     38,619          5,817         48,924         16,033             --         13,636         14,239         80,173

         --             --             --             --             --             --             --             --
       (214)          (271)          (444)          (511)           (95)          (121)            --            (47)
    (67,190)       (18,133)      (106,610)      (174,267)       (53,856)       (12,199)        (1,901)       (13,546)

   (404,112)      (171,392)      (159,987)      (112,451)       (86,011)       (74,352)      (369,075)       (22,465)

         --             --             --             --             --             --             --             --
         --             --             --        (35,400)      (203,754)            --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


   (432,897)      (182,659)      (214,118)      (302,921)      (343,716)       (73,036)      (350,157)       192,747
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

   (328,755)      (148,425)      (172,683)      (227,109)      (284,329)       (58,074)      (321,970)       211,496

  1,049,986      1,198,411      1,783,218      2,010,327        616,422        674,496        321,970        110,474
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$   721,231    $ 1,049,986    $ 1,610,535    $ 1,783,218    $   332,093    $   616,422    $        --    $   321,970
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                               FAMVS                     FTVIPT Franklin              FTVIPT Franklin
                                    Mercury Value Opportunities         Income Securities           Small/Mid Cap Growth
                                     V.I. Subaccount (Class III)       Subaccount (Class 2)    Securities Subaccount (Class 2)
                                     --------------------------    --------------------------  ------------------------------
                                         2006           2005           2006           2005           2006           2005
                                     -----------    -----------    -----------    -----------    -----------    -----------
Operations:
  Net investment income (loss) ...   $   (10,459)   $    (4,608)   $    42,292    $    (4,443)   $   (37,108)   $   (33,593)
  Realized gain (loss) ...........      (264,755)       589,757         21,140            (42)        61,791         22,549
  Change in unrealized gain (loss)
    on investments ...............       463,123       (451,466)       345,878        (10,416)       102,248         96,909
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      operations .................       187,909        133,683        409,310        (14,901)       126,931         85,865
                                     -----------    -----------    -----------    -----------    -----------    -----------
Unit Transactions:
  Participant purchase payments ..        26,596        793,913        660,566        663,595             --        231,047
  Participant transfers from other
    funding options ..............       234,279        800,718      1,530,241        805,555         90,181        472,445
  Growth rate intra-fund
    transfers in .................            --             --             --             --             --             --
  Administrative charges .........            --            (86)          (367)           (22)          (509)          (523)
  Contract surrenders ............       (27,109)       (13,931)       (73,301)        (3,038)       (89,449)       (82,215)
  Participant transfers to other
    funding options ..............    (2,020,674)      (181,412)      (171,646)       (24,256)      (279,435)      (173,538)
  Growth rate intra-fund
    transfers out ................            --             --             --             --             --             --
  Other receipts/(payments) ......            --             --           (843)            --         (9,129)       (15,930)
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........    (1,786,908)     1,399,202      1,944,650      1,441,834       (288,341)       431,286
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets .................    (1,598,999)     1,532,885      2,353,960      1,426,933       (161,410)       517,151
Net Assets:
  Beginning of year ..............     1,598,999         66,114      1,426,933             --      2,128,212      1,611,061
                                     -----------    -----------    -----------    -----------    -----------    -----------
  End of year ....................   $        --    $ 1,598,999    $ 3,780,893    $ 1,426,933    $ 1,966,802    $ 2,128,212
                                     ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

       FTVIPT Mutual               FTVIPT Templeton               FTVIPT Templeton             FTVIPT Templeton
     Shares Securities           Developing Markets             Foreign Securities           Growth Securities
   Subaccount (Class 2)     Securities Subaccount (Class 2)     Subaccount (Class 2)         Subaccount (Class 2)
--------------------------  ------------------------------  --------------------------    --------------------------
    2006           2005           2006           2005           2006           2005           2006           2005
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

$   (40,839)   $   (41,024)   $   (42,353)   $   (15,416)   $   (61,829)   $   (39,235)   $   (29,777)   $   (20,738)
  1,254,183         68,964        179,765         21,335        115,217         26,438        791,090         23,541

   (757,447)       420,345      1,119,673        667,307      1,698,267        573,722       (349,618)       258,647
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    455,897        448,285      1,257,085        673,226      1,751,655        560,925        411,695        261,450
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    300,726      1,811,290        425,652      1,713,562        382,320      2,486,691        289,322      1,576,210

    652,091      2,283,766      1,260,702      1,738,871      1,490,020      3,460,190        576,258      1,887,013

         --             --             --             --             --             --             --             --
         (6)          (692)        (1,097)          (499)        (1,607)          (869)            --           (320)
    (60,889)      (213,614)      (140,456)       (58,635)      (282,779)       (82,529)       (28,310)       (81,008)

 (7,658,413)      (659,561)      (811,201)      (253,625)      (495,256)      (361,137)    (5,652,231)      (418,213)

         --             --             --             --             --             --             --             --
    (19,247)       (52,246)        (5,994)      (165,051)       (41,337)      (164,179)          (274)           (69)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


 (6,785,738)     3,168,943        727,606      2,974,623      1,051,361      5,338,167     (4,815,235)     2,963,613
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

 (6,329,841)     3,617,228      1,984,691      3,647,849      2,803,016      5,899,092     (4,403,540)     3,225,063

  6,329,841      2,712,613      4,430,843        782,994      8,294,526      2,395,434      4,403,540      1,178,477
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$        --    $ 6,329,841    $ 6,415,534    $ 4,430,843    $11,097,542    $ 8,294,526    $        --    $ 4,403,540
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                                                        Janus Aspen
                                           High Yield Bond            Janus Aspen Balanced          Global Life Sciences
                                              Subaccount           Subaccount (Service Shares)   Subaccount (Service Shares)
                                     --------------------------    --------------------------    --------------------------
                                         2006           2005           2006           2005           2006           2005
                                     -----------    -----------    -----------    -----------    -----------    -----------
Operations:
  Net investment income (loss) ...   $     2,181    $      (430)   $   (12,964)   $    15,777    $   (11,034)   $   (10,997)
  Realized gain (loss) ...........          (520)          (256)       421,698         29,223         33,064         26,383
  Change in unrealized gain (loss)
    on investments ...............          (836)           626       (319,295)       113,779         12,562         59,035
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      operations .................           825            (60)        89,439        158,779         34,592         74,421
                                     -----------    -----------    -----------    -----------    -----------    -----------
Unit Transactions:
  Participant purchase payments ..            --             --          2,641         10,969            800            661
  Participant transfers from other
    funding options ..............         1,052        (47,172)         6,282         61,265         73,620         25,289
  Growth rate intra-fund
    transfers in .................            --             --             --             --             --             --
  Administrative charges .........            --             (9)            --           (830)          (145)          (162)
  Contract surrenders ............          (162)           619        (36,169)      (179,776)       (40,948)       (91,691)
  Participant transfers to other
    funding options ..............       (37,791)        (1,846)    (2,748,692)      (106,004)       (81,852)       (50,451)
  Growth rate intra-fund
    transfers out ................            --             --             --             --             --             --
  Other receipts/(payments) ......            (1)        (1,047)            --        (14,424)            --             --
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........       (36,902)       (49,455)    (2,775,938)      (228,800)       (48,525)      (116,354)
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets .................       (36,077)       (49,515)    (2,686,499)       (70,021)       (13,933)       (41,933)
Net Assets:
  Beginning of year ..............        36,077         85,592      2,686,499      2,756,520        718,106        760,039
                                     -----------    -----------    -----------    -----------    -----------    -----------
  End of year ....................   $        --    $    36,077    $        --    $ 2,686,499    $   704,173    $   718,106
                                     ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

       Janus Aspen                   Janus Aspen                   Janus Aspen
    Global Technology               Mid Cap Growth               Worldwide Growth             Lazard Retirement
Subaccount (Service Shares)   Subaccount (Service Shares)   Subaccount (Service Shares)      Small Cap Subaccount
--------------------------    --------------------------    --------------------------    --------------------------
    2006           2005           2006           2005           2006           2005           2006           2005
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

$    (7,162)   $    (7,575)   $   (18,641)   $   (16,269)   $       633    $    (2,975)   $   (27,306)   $   (16,111)
     18,021          5,645         62,919         12,037         21,816          1,175        223,475         79,513

     15,999         49,139         62,656        104,600        115,984         36,257         (4,663)       (25,959)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     26,858         47,209        106,934        100,368        138,433         34,457        191,506         37,443
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

        822            662          4,079         63,256         11,649         12,751         51,543        734,665

     47,899         53,121         35,820        157,087          7,885         31,667        308,291        473,884

         --             --             --          4,155             --             --             --             --
       (162)          (168)          (196)          (210)          (315)          (328)          (277)          (138)
    (32,936)       (49,427)      (109,796)       (21,631)      (109,726)       (80,977)        (7,120)        (1,379)

   (105,878)       (84,251)       (98,524)       (32,296)       (62,692)       (37,656)    (2,082,991)       (22,344)

         --             --             --         (4,155)            --             --             --             --
         --             --            542             --            (69)            --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    (90,255)       (80,063)      (168,075)       166,206       (153,268)       (74,543)    (1,730,554)     1,184,688
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    (63,397)       (32,854)       (61,141)       266,574        (14,835)       (40,086)    (1,539,048)     1,222,131

    499,178        532,032      1,063,954        797,380        939,278        979,364      1,539,048        316,917
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$   435,781    $   499,178    $ 1,002,813    $ 1,063,954    $   924,443    $   939,278    $        --    $ 1,539,048
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                         LMPIS Premier                LMPVPV Small Cap
                                          LMPIS Dividend               Selections All Cap           Growth Opportunities
                                        Strategy Subaccount             Growth Subaccount                Subaccount
                                     --------------------------    --------------------------    --------------------------
                                         2006           2005           2006           2005           2006           2005
                                     -----------    -----------    -----------    -----------    -----------    -----------
Operations:
  Net investment income (loss) ...   $       912    $       104    $    (6,506)   $    (5,598)   $   (32,897)   $   (20,611)
  Realized gain (loss) ...........         4,986          3,008         13,325          2,515        141,804        148,347
  Change in unrealized gain (loss)
    on investments ...............       103,003         (8,970)         9,538         16,662         67,141        (60,592)
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      operations .................       108,901         (5,858)        16,357         13,579        176,048         67,144
                                     -----------    -----------    -----------    -----------    -----------    -----------
Unit Transactions:
  Participant purchase payments ..            --        234,888             --         19,905         33,398        600,025
  Participant transfers from other
    funding options ..............        38,662        286,165             87         47,697        184,014        269,540
  Growth rate intra-fund
    transfers in .................            --             --             --             --             --             --
  Administrative charges .........          (169)          (128)          (144)          (141)          (310)          (189)
  Contract surrenders ............       (12,235)       (90,696)        (4,105)        (5,237)      (111,094)        (7,858)
  Participant transfers to other
    funding options ..............       (33,032)       (18,207)        (7,324)       (21,224)       (93,734)       (33,376)
  Growth rate intra-fund
    transfers out ................            --             --             --             --             --             --
  Other receipts/(payments) ......        (7,284)       (27,024)            --             --        (13,112)            26
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........       (14,058)       384,998        (11,486)        41,000           (838)       828,168
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets .................        94,843        379,140          4,871         54,579        175,210        895,312
Net Assets:
  Beginning of year ..............       701,189        322,049        330,565        275,986      1,583,912        688,600
                                     -----------    -----------    -----------    -----------    -----------    -----------
  End of year ....................   $   796,032    $   701,189    $   335,436    $   330,565    $ 1,759,122    $ 1,583,912
                                     ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

      LMPVPI All Cap                LMPVPI Investors             LMPVPI Large Cap              LMPVPI Small Cap
   Subaccount (Class I)           Subaccount (Class I)      Growth Subaccount (Class I)   Growth Subaccount (Class I)
--------------------------    --------------------------    --------------------------    --------------------------
    2006           2005           2006           2005           2006           2005           2006           2005
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

$   (14,912)   $   (45,454)   $     2,374    $   (14,887)   $    (8,986)   $   (11,396)   $   (45,117)   $   (39,477)
    453,889        215,082        226,753         97,327         26,283         29,586        186,679        218,922

    474,324        (24,896)       393,715        102,483        (18,864)         9,448        131,080        (85,197)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    913,301        144,732        622,842        184,923         (1,567)        27,638        272,642         94,248
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     18,949        244,988         81,747        121,252             --             --         27,710        245,399

     35,451         66,821        139,432        112,433         34,784          1,282        108,827        176,058

         --          5,653             --             --             --             --             --         35,187
     (1,607)        (1,734)          (693)          (766)          (139)          (141)          (442)          (383)
   (593,305)      (327,205)      (308,993)      (169,894)       (69,622)       (52,091)      (192,573)       (24,614)

   (219,769)      (822,941)      (156,762)      (235,997)      (134,736)      (102,878)       (87,420)       (98,817)

         --         (5,653)            --             --             --             --             --        (35,187)
    (33,560)       (10,482)           180        (60,303)            --             --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


   (793,841)      (850,553)      (245,089)      (233,275)      (169,713)      (153,828)      (143,898)       297,643
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    119,460       (705,821)       377,753        (48,352)      (171,280)      (126,190)       128,744        391,891

  6,015,464      6,721,285      3,855,042      3,903,394        635,274        761,464      2,521,061      2,129,170
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$ 6,134,924    $ 6,015,464    $ 4,232,795    $ 3,855,042    $   463,994    $   635,274    $ 2,649,805    $ 2,521,061
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                                                   LMPVPII Diversified
                                         LMPVPII Aggressive          LMPVPII Appreciation            Strategic Income
                                     Growth Subaccount (Class I)          Subaccount                    Subaccount
                                     --------------------------    --------------------------    --------------------------
                                         2006           2005           2006           2005           2006           2005
                                     -----------    -----------    -----------    -----------    -----------    -----------
Operations:
  Net investment income (loss) ...   $    (6,333)   $    (5,358)   $   (46,814)   $   (45,528)   $   126,847    $   121,253
  Realized gain (loss) ...........         3,226         10,809        323,380         19,749         (6,884)         5,450
  Change in unrealized gain (loss)
    on investments ...............        40,074         24,977        553,523        203,131        (15,497)      (100,055)
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      operations .................        36,967         30,428        830,089        177,352        104,466         26,648
                                     -----------    -----------    -----------    -----------    -----------    -----------
Unit Transactions:
  Participant purchase payments ..            --            512        129,462      1,496,294             --        433,602
  Participant transfers from other
    funding options ..............        63,675         70,631        164,789        923,866         66,856        413,148
  Growth rate intra-fund
    transfers in .................            --             --             --             --             --             --
  Administrative charges .........          (134)          (149)        (1,156)          (953)          (377)          (398)
  Contract surrenders ............        (8,495)       (52,629)      (398,299)      (170,656)      (158,354)       (50,508)
  Participant transfers to other
    funding options ..............            --             --        (69,855)       (51,537)      (176,670)      (407,247)
  Growth rate intra-fund
    transfers out ................            --             --             --             --             --             --
  Other receipts/(payments) ......            --             --       (256,001)       (14,918)            --        (81,581)
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........        55,046         18,365       (431,060)     2,182,096       (268,545)       307,016
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets .................        92,013         48,793        399,029      2,359,448       (164,079)       333,664
Net Assets:
  Beginning of year ..............       364,540        315,747      6,666,587      4,307,139      3,183,540      2,849,876
                                     -----------    -----------    -----------    -----------    -----------    -----------
  End of year ....................   $   456,553    $   364,540    $ 7,065,616    $ 6,666,587    $ 3,019,461    $ 3,183,540
                                     ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

   LMPVPII Equity Index          LMPVPII Equity Index          LMPVPII Fundamental           LMPVPII Growth and
   Subaccount (Class I)          Subaccount (Class II)           Value Subaccount        Income Subaccount (Class I)
--------------------------    --------------------------    --------------------------   ---------------------------
    2006           2005           2006           2005           2006           2005           2006           2005
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

$(6,314,725)   $(6,116,299)   $   (25,108)   $   (22,263)   $   (20,551)   $   (59,075)   $    (1,936)   $    (3,686)
  8,325,340       (256,579)       211,744        113,489        543,073        568,380          2,878         22,075

 49,389,505     12,996,678        632,637         83,226        734,787       (209,242)        16,732        (12,916)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


 51,400,120      6,623,800        819,273        174,452      1,257,309        300,063         17,674          5,473
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

 13,200,988     46,440,286        218,857        752,273        207,041      1,286,741             --             --

         33        132,100        354,581      1,157,739        354,371        949,855             --             --

         --             --             --             --             --        231,232             --             --
   (150,127)      (139,384)        (1,024)          (995)        (1,872)        (1,711)           (46)           (47)
(24,521,679)   (17,568,400)      (240,697)      (296,715)      (462,148)      (308,036)        (5,476)        (1,890)

 (5,195,649)      (259,354)      (660,315)    (1,057,649)      (675,087)      (467,736)            --       (131,558)

         --             --             --             --             --       (231,232)            --             --
 (3,939,388)    (3,592,925)       (17,791)            --       (185,732)       (29,191)            --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


(20,605,822)    25,012,323       (346,389)       554,653       (763,427)     1,429,922         (5,522)      (133,495)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

 30,794,298     31,636,123        472,884        729,105        493,882      1,729,985         12,152       (128,022)

439,305,354    407,669,231      6,529,264      5,800,159      8,810,899      7,080,914        167,832        295,854
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$470,099,652   $439,305,354   $ 7,002,148    $ 6,529,264    $ 9,304,781    $ 8,810,899    $   179,984    $   167,832
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                      LMPVPIII Adjustable Rate         LMPVPIII Aggressive             LMPVPIII High
                                          Income Subaccount              Growth Subaccount            Income Subaccount
                                     --------------------------    --------------------------    --------------------------
                                         2006           2005           2006           2005           2006           2005
                                     -----------    -----------    -----------    -----------    -----------    -----------
Operations:
  Net investment income (loss) ...   $    84,086    $    39,903    $  (268,261)   $  (190,979)   $   303,888    $   313,340
  Realized gain (loss) ...........            28          1,291        274,250         62,723        (12,729)         3,061
  Change in unrealized gain (loss)
    on investments ...............       (25,544)       (31,628)       962,175      1,352,999        140,717       (272,294)
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      operations .................        58,570          9,566        968,164      1,224,743        431,876         44,107
                                     -----------    -----------    -----------    -----------    -----------    -----------
Unit Transactions:
  Participant purchase payments ..       251,010      1,028,848        589,348      2,503,004         85,593      1,152,938
  Participant transfers from other
    funding options ..............       625,132        983,178      1,779,508      2,395,395        630,328      1,259,079
  Growth rate intra-fund
    transfers in .................            --             --             --        234,460             --             --
  Administrative charges .........          (283)          (134)        (3,482)        (2,689)          (833)          (613)
  Contract surrenders ............       (79,392)       (45,080)      (583,543)      (452,123)      (416,900)      (305,645)
  Participant transfers to other
    funding options ..............      (103,280)      (298,172)    (1,009,836)      (525,601)      (382,015)      (557,136)
  Growth rate intra-fund
    transfers out ................            --             --             --       (234,460)            --             --
  Other receipts/(payments) ......            --        (88,179)       (42,523)       (87,530)       (33,286)       (17,909)
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........       693,187      1,580,461        729,472      3,830,456       (117,113)     1,530,714
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets .................       751,757      1,590,027      1,697,636      5,055,199        314,763      1,574,821
Net Assets:
  Beginning of year ..............     2,126,065        536,038     13,919,793      8,864,594      4,844,183      3,269,362
                                     -----------    -----------    -----------    -----------    -----------    -----------
  End of year ....................   $ 2,877,822    $ 2,126,065    $15,617,429    $13,919,793    $ 5,158,946    $ 4,844,183
                                     ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

  LMPVPIII International
     All Cap Growth               LMPVPIII Large Cap            LMPVPIII Large Cap            LMPVPIII Mid Cap
       Subaccount                  Growth Subaccount             Value Subaccount              Core Subaccount
--------------------------    --------------------------    --------------------------    --------------------------
    2006           2005           2006           2005           2006           2005           2006           2005
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

$     2,131    $      (289)   $   (69,645)   $   (59,473)   $    (3,206)   $     1,095    $   (33,929)   $   (28,002)
     20,413          1,758         86,995         60,893         34,271          4,260        443,822        259,406

     52,622         29,297        104,348        174,744        161,840         50,656        (24,491)       (40,735)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     75,166         30,766        121,698        176,164        192,905         56,011        385,402        190,669
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

         --             60        143,101      1,101,253             --             --          1,537        312,485

         --             --        528,364        558,937            319            254         75,932         67,167

         --             --             --             --             --             --             --             --
        (59)           (53)          (882)          (863)          (358)          (378)          (652)          (645)
    (12,749)        (7,809)       (98,043)       (60,221)       (41,823)       (48,860)       (59,269)       (41,356)

    (29,153)          (130)      (740,372)      (659,027)       (22,464)        (2,685)      (119,841)      (131,077)

         --             --             --             --             --             --             --             --
         --             --        (36,372)       (10,246)            --            452            253        (12,623)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    (41,961)        (7,932)      (204,204)       929,833        (64,326)       (51,217)      (102,040)       193,951
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     33,205         22,834        (82,506)     1,105,997        128,579          4,794        283,362        384,620

    335,456        312,622      4,614,819      3,508,822      1,205,465      1,200,671      3,035,849      2,651,229
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$   368,661    $   335,456    $ 4,532,313    $ 4,614,819    $ 1,334,044    $ 1,205,465    $ 3,319,211    $ 3,035,849
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                             LMPVPIII                 LMPVPIV Multiple
                                           LMPVPIII Money                Social Awareness          Discipline Subaccount-
                                          Market Subaccount              Stock Subaccount         All Cap Growth and Value
                                     --------------------------    --------------------------    --------------------------
                                         2006           2005           2006           2005           2006           2005
                                     -----------    -----------    -----------    -----------    -----------    -----------
Operations:
  Net investment income (loss) ...   $   187,327    $    62,706    $      (280)   $      (163)   $  (288,249)   $  (281,888)
  Realized gain (loss) ...........            --             --            879             56      1,356,346        692,919
  Change in unrealized gain (loss)
    on investments ...............            --             --          1,058            962      1,283,523        505,093
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      operations .................       187,327         62,706          1,657            855      2,351,620        916,124
                                     -----------    -----------    -----------    -----------    -----------    -----------
Unit Transactions:
  Participant purchase payments ..       154,176      5,109,228             --             --        138,300      5,732,824
  Participant transfers from other
    funding options ..............     2,872,255      4,803,110          6,000          6,000        993,302      5,513,498
  Growth rate intra-fund
    transfers in .................            --             --             --             --             --             --
  Administrative charges .........        (1,461)          (903)            (8)            (4)        (5,228)        (4,036)
  Contract surrenders ............      (153,261)    (1,541,895)           (19)          (453)    (1,076,186)      (539,862)
  Participant transfers to other
    funding options ..............    (1,513,169)    (6,202,362)       (11,612)            --     (1,409,486)    (2,786,878)
  Growth rate intra-fund
    transfers out ................            --             --             --             --             --             --
  Other receipts/(payments) ......      (498,180)       (33,865)            --         (3,201)       (21,744)       (13,207)
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........       860,360      2,133,313         (5,639)         2,342     (1,381,042)     7,902,339
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets .................     1,047,687      2,196,019         (3,982)         3,197        970,578      8,818,463
Net Assets:
  Beginning of year ..............     6,147,368      3,951,349         28,851         25,654     21,118,509     12,300,046
                                     -----------    -----------    -----------    -----------    -----------    -----------
  End of year ....................   $ 7,195,055    $ 6,147,368    $    24,869    $    28,851    $22,089,087    $21,118,509
                                     ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

LMPVPIV Multiple Discipline   LMPVPIV Multiple Discipline   LMPVPIV Multiple Discipline          Lord Abbett
  Subaccount-Balanced All      Subaccount-Global All Cap        Subaccount-Large Cap          Growth and Income
    Cap Growth and Value            Growth and Value              Growth and Value           Subaccount (Class VC)
--------------------------    --------------------------    --------------------------    --------------------------
    2006           2005           2006           2005           2006           2005           2006           2005
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

$   (78,026)   $   (62,628)   $   (77,891)   $   (59,962)   $   (44,667)   $   (26,504)   $   (28,701)   $   (15,919)
    779,130        206,656        418,271        121,162        120,098         64,574        203,757        281,930

  1,042,932        500,238        893,573        456,078        306,674         60,549        554,425       (137,196)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


  1,744,036        644,266      1,233,953        517,278        382,105         98,619        729,481        128,815
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    695,416      6,584,231         92,110      3,805,736         40,842      1,581,089         19,084      2,173,473

    654,245      6,978,114        980,780      3,986,272        258,397      1,318,994        468,130        695,014

         --             --             --             --             --             --             --             --
     (4,465)        (2,826)        (3,019)        (1,314)          (887)          (498)          (954)          (532)
   (732,777)      (311,368)      (555,842)       (75,817)      (156,564)      (140,156)      (121,266)       (32,566)

   (704,832)      (956,885)      (645,579)      (204,012)       (69,856)      (202,110)      (233,059)       (36,389)

         --             --             --             --             --             --             --             --
     (9,081)       (10,343)      (531,478)      (208,547)            --             --        (16,660)            --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


   (101,494)    12,280,923       (663,028)     7,302,318         71,932      2,557,319        115,275      2,799,000
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

  1,642,542     12,925,189        570,925      7,819,596        454,037      2,655,938        844,756      2,927,815

 20,655,363      7,730,174     10,287,634      2,468,038      3,739,032      1,083,094      4,751,962      1,824,147
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$22,297,905    $20,655,363    $10,858,559    $10,287,634    $ 4,193,069    $ 3,739,032    $ 5,596,718    $ 4,751,962
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                                                    MIST Batterymarch
                                        Lord Abbett Mid Cap               Managed Assets              Mid Cap Stock
                                     Value Subaccount (Class VC)            Subaccount             Subaccount (Class A)
                                     --------------------------    --------------------------    --------------------------
                                         2006           2005           2006           2005           2006           2005
                                     -----------    -----------    -----------    -----------    -----------    -----------
Operations:
  Net investment income (loss) ...   $   (93,637)   $   (50,456)   $     2,992    $    (3,113)   $   (12,347)   $        --
  Realized gain (loss) ...........       610,863        391,418         17,598          1,934        (12,314)            --
  Change in unrealized gain (loss)
    on investments ...............       186,864         (3,579)       (13,401)         7,261        (36,589)            --
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      operations .................       704,090        337,383          7,189          6,082        (61,250)            --
                                     -----------    -----------    -----------    -----------    -----------    -----------
Unit Transactions:
  Participant purchase payments ..       253,121      2,348,993            106             --             --             --
  Participant transfers from other
    funding options ..............       894,806      2,309,488             --         63,534      1,415,399             --
  Growth rate intra-fund
    transfers in .................            --             --             --             --             --             --
  Administrative charges .........        (1,325)          (749)            --           (103)          (317)            --
  Contract surrenders ............      (234,891)       (66,291)       (32,598)       (10,962)      (113,613)            --
  Participant transfers to other
    funding options ..............      (490,112)      (373,216)      (203,045)        (6,800)       (69,844)            --
  Growth rate intra-fund
    transfers out ................            --             --             --             --             --             --
  Other receipts/(payments) ......       (31,337)            --             --         (2,072)            --             --
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........       390,262      4,218,225       (235,537)        43,597      1,231,625             --
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets .................     1,094,352      4,555,608       (228,348)        49,679      1,170,375             --
Net Assets:
  Beginning of year ..............     6,424,406      1,868,798        228,348        178,669             --             --
                                     -----------    -----------    -----------    -----------    -----------    -----------
  End of year ....................   $ 7,518,758    $ 6,424,406    $        --    $   228,348    $ 1,170,375    $        --
                                     ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

     MIST BlackRock                 MIST BlackRock                 MIST Dreman                MIST Harris Oakmark
       High Yield                   Large Cap Core               Small Cap Value                 International
  Subaccount (Class A)           Subaccount (Class A)          Subaccount (Class A)           Subaccount (Class A)
--------------------------    --------------------------    --------------------------    --------------------------
    2006           2005           2006           2005           2006           2005           2006           2005
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

$   (19,711)   $        --    $   (13,642)   $        --    $      (682)   $        --    $   (43,423)   $        --
      1,080             --           (920)            --            610             --            788             --

    122,300             --         82,020             --         12,968             --        397,022             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    103,669             --         67,458             --         12,896             --        354,387             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

         --             --         17,431             --             --             --         25,197             --

  2,406,523             --      1,274,993             --        185,478             --      3,749,350             --

         --             --             --             --             --             --             --             --
       (295)            --           (227)            --            (13)            --           (593)            --
    (71,290)            --        (59,478)            --             --             --        (28,655)            --

   (330,902)            --        (53,296)            --        (12,778)            --       (167,114)            --

         --             --             --             --             --             --             --             --
         --             --             --             --             --             --         (6,330)            --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


  2,004,036             --      1,179,423             --        172,687             --      3,571,855             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

  2,107,705             --      1,246,881             --        185,583             --      3,926,242             --

         --             --             --             --             --             --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$ 2,107,705    $        --    $ 1,246,881    $        --    $   185,583    $        --    $ 3,926,242    $        --
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                         MIST Janus Capital              MIST Legg Mason              MIST Lord Abbett
                                            Appreciation             Partners Managed Assets           Bond Debenture
                                        Subaccount (Class A)           Subaccount (Class A)         Subaccount (Class A)
                                     --------------------------    --------------------------    --------------------------
                                         2006           2005           2006           2005           2006           2005
                                     -----------    -----------    -----------    -----------    -----------    -----------
Operations:
  Net investment income (loss) ...   $   (17,574)   $        --    $    (1,737)   $        --    $   (18,626)   $        --
  Realized gain (loss) ...........        (4,565)            --            326             --          2,322             --
  Change in unrealized gain (loss)
    on investments ...............        65,526             --         11,997             --         98,607             --
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      operations .................        43,387             --         10,586             --         82,303             --
                                     -----------    -----------    -----------    -----------    -----------    -----------
Unit Transactions:
  Participant purchase payments ..        12,463             --             --             --             --             --
  Participant transfers from other
    funding options ..............     1,822,717             --        197,294             --      2,136,630             --
  Growth rate intra-fund
    transfers in .................            --             --             --             --             --             --
  Administrative charges .........          (444)            --            (93)            --           (263)            --
  Contract surrenders ............       (27,373)            --         (3,710)            --       (201,955)            --
  Participant transfers to other
    funding options ..............       (93,935)            --         (4,400)            --       (249,721)            --
  Growth rate intra-fund
    transfers out ................            --             --             --             --             --             --
  Other receipts/(payments) ......          (279)            --             --             --         (4,884)            --
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........     1,713,149             --        189,091             --      1,679,807             --
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets .................     1,756,536             --        199,677             --      1,762,110             --
Net Assets:
  Beginning of year ..............            --             --             --             --             --             --
                                     -----------    -----------    -----------    -----------    -----------    -----------
  End of year ....................   $ 1,756,536    $        --    $   199,677    $        --    $ 1,762,110    $        --
                                     ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

      MIST Lord Abbett             MIST Lord Abbett                MIST Met/AIM                  MIST Met/AIM
     Growth and Income              Mid Cap Value              Capital Appreciation            Small Cap Growth
    Subaccount (Class B)         Subaccount (Class B)          Subaccount (Class A)          Subaccount (Class A)
--------------------------    --------------------------    --------------------------    --------------------------
    2006           2005           2006           2005           2006           2005           2006           2005
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

$  (123,500)   $        --    $    (1,242)   $        --    $   (20,820)   $        --    $    (1,538)   $        --
      4,485             --            (14)            --        230,591             --          1,518             --

    849,474             --         15,748             --       (245,521)            --          2,517             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    730,459             --         14,492             --        (35,750)            --          2,497             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    141,047             --         22,242             --             --             --             --             --

 10,470,541             --        136,786             --      2,238,519             --        152,784             --

         --             --             --             --             --             --             --             --
     (1,597)            --            (10)            --           (334)            --            (12)            --
   (143,928)            --           (212)            --       (143,230)            --             (4)            --

   (506,716)            --         (4,371)            --        (83,026)            --        (14,726)            --

         --             --             --             --             --             --             --             --
    (11,422)            --             --             --             --             --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


  9,947,925             --        154,435             --      2,011,929             --        138,042             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

 10,678,384             --        168,927             --      1,976,179             --        140,539             --

         --             --             --             --             --             --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$10,678,384    $        --    $   168,927    $        --    $ 1,976,179    $        --    $   140,539    $        --
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                      MIST Neuberger Berman
                                           MIST MFS(R) Value               Real Estate                MIST Pioneer Fund
                                         Subaccount (Class A)          Subaccount (Class A)          Subaccount (Class A)
                                     --------------------------    --------------------------    --------------------------
                                         2006           2005           2006           2005           2006           2005
                                     -----------    -----------    -----------    -----------    -----------    -----------
Operations:
  Net investment income (loss) ...   $    (1,447)   $        --    $   (38,970)   $        --    $    (8,623)   $        --
  Realized gain (loss) ...........       180,691             --         21,252             --             35             --
  Change in unrealized gain (loss)
    on investments ...............       221,324             --        728,770             --         54,781             --
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      operations .................       400,568             --        711,052             --         46,193             --
                                     -----------    -----------    -----------    -----------    -----------    -----------
Unit Transactions:
  Participant purchase payments ..        33,923             --            357             --            382             --
  Participant transfers from other
    funding options ..............     4,115,866             --      3,789,952             --        664,464             --
  Growth rate intra-fund
    transfers in .................            --             --             --             --             --             --
  Administrative charges .........          (523)            --           (843)            --           (207)            --
  Contract surrenders ............      (139,261)            --        (83,348)            --        (11,783)            --
  Participant transfers to other
    funding options ..............      (166,182)            --       (294,551)            --        (14,299)            --
  Growth rate intra-fund
    transfers out ................            --             --             --             --             --             --
  Other receipts/(payments) ......           327             --        (26,383)            --             --             --
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........     3,844,150             --      3,385,184             --        638,557             --
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets .................     4,244,718             --      4,096,236             --        684,750             --
Net Assets:
  Beginning of year ..............            --             --             --             --             --             --
                                     -----------    -----------    -----------    -----------    -----------    -----------
  End of year ....................   $ 4,244,718    $        --    $ 4,096,236    $        --    $   684,750    $        --
                                     ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

        MIST Pioneer                  MIST Pioneer              MIST Third Avenue               MSF BlackRock
       Mid Cap Value                Strategic Income             Small Cap Value              Aggressive Growth
    Subaccount (Class A)          Subaccount (Class A)         Subaccount (Class B)          Subaccount (Class D)
--------------------------    --------------------------    --------------------------    --------------------------
    2006           2005           2006           2005           2006           2005           2006           2005
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

$    (1,082)   $        --    $   190,628    $        --    $   (27,779)   $        --    $   (24,708)   $        --
      1,539             --          8,752             --         (2,201)            --        (18,183)            --

      6,047             --        (18,198)            --        118,682             --        (25,199)            --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


      6,504             --        181,182             --         88,702             --        (68,090)            --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

      3,254             --         74,972             --         19,070             --          1,700             --

    120,168             --      5,830,307             --      3,868,904             --      2,596,039             --

         --             --             --             --             --             --             --             --
        (18)            --           (682)            --           (243)            --           (722)            --
        (36)            --       (135,824)            --        (38,278)            --       (166,249)            --

     (3,953)            --       (328,325)            --        (89,528)            --       (131,577)            --

         --             --             --             --             --             --             --             --
         --             --             (2)            --            320             --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    119,415             --      5,440,446             --      3,760,245             --      2,299,191             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    125,919             --      5,621,628             --      3,848,947             --      2,231,101             --

         --             --             --             --             --             --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$   125,919    $        --    $ 5,621,628    $        --    $ 3,848,947    $        --    $ 2,231,101    $        --
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                             MSF BlackRock                MSF BlackRock                 MSF BlackRock
                                              Bond Income                  Bond Income                  Money Market
                                         Subaccount (Class A)         Subaccount (Class E)          Subaccount (Class A)
                                     --------------------------    --------------------------    --------------------------
                                         2006           2005           2006           2005           2006           2005
                                     -----------    -----------    -----------    -----------    -----------    -----------
Operations:
  Net investment income (loss) ...   $   (40,975)   $        --    $   (44,085)   $        --    $   108,100    $        --
  Realized gain (loss) ...........         7,668             --          3,098             --             --             --
  Change in unrealized gain (loss)
    on investments ...............       192,496             --        172,427             --             --             --
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      operations .................       159,189             --        131,440             --        108,100             --
                                     -----------    -----------    -----------    -----------    -----------    -----------
Unit Transactions:
  Participant purchase payments ..           280             --         22,747             --         39,228             --
  Participant transfers from other
    funding options ..............     4,353,992             --      3,779,541             --      9,708,061             --
  Growth rate intra-fund
    transfers in .................            --             --             --             --             --             --
  Administrative charges .........        (1,391)            --           (709)            --         (1,337)            --
  Contract surrenders ............      (146,096)            --        (79,249)            --     (3,839,736)            --
  Participant transfers to other
    funding options ..............      (223,638)            --        (46,107)            --       (952,068)            --
  Growth rate intra-fund
    transfers out ................            --             --             --             --             --             --
  Other receipts/(payments) ......        (8,688)            --             --             --             55             --
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........     3,974,459             --      3,676,223             --      4,954,203             --
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets .................     4,133,648             --      3,807,663             --      5,062,303             --
Net Assets:
  Beginning of year ..............            --             --             --             --             --             --
                                     -----------    -----------    -----------    -----------    -----------    -----------
  End of year ....................   $ 4,133,648    $        --    $ 3,807,663    $        --    $ 5,062,303    $        --
                                     ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

   MSF Capital Guardian                                                                           MSF MetLife
        U.S. Equity                MSF FI Large Cap            MSF FI Value Leaders          Aggressive Allocation
   Subaccount (Class A)          Subaccount (Class A)          Subaccount (Class D)           Subaccount (Class B)
--------------------------    --------------------------    --------------------------    --------------------------
    2006           2005           2006           2005           2006           2005           2006           2005
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

$    (2,466)   $        --    $   (41,664)   $        --    $   (98,865)   $        --    $    (6,608)   $        --
        671             --        (34,984)            --        (27,360)            --           (685)            --

      8,101             --         95,685             --        317,310             --         39,943             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


      6,306             --         19,037             --        191,085             --         32,650             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

         --             --         17,015             --         43,331             --             --             --

    236,516             --      4,445,574             --      9,718,462             --        500,558             --

         --             --             --             --             --             --             --             --
        (86)            --         (1,072)            --         (2,026)            --           (248)            --
    (15,661)            --       (125,235)            --       (263,727)            --             --             --

    (11,630)            --       (333,280)            --       (783,065)            --        (15,069)            --

         --             --             --             --             --             --             --             --
         --             --       (131,698)            --        (14,262)            --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    209,139             --      3,871,304             --      8,698,713             --        485,241             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    215,445             --      3,890,341             --      8,889,798             --        517,891             --

         --             --             --             --             --             --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$   215,445    $        --    $ 3,890,341    $        --    $ 8,889,798    $        --    $   517,891    $        --
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                            MSF MetLife             MSF MetLife Conservative             MSF MetLife
                                      Conservative Allocation        to Moderate Allocation          Moderate Allocation
                                       Subaccount (Class B)           Subaccount (Class B)          Subaccount (Class B)
                                     --------------------------    --------------------------    --------------------------
                                         2006           2005           2006           2005           2006           2005
                                     -----------    -----------    -----------    -----------    -----------    -----------
Operations:
  Net investment income (loss) ...   $    (1,001)   $        --    $    (7,862)   $        --    $   (37,985)   $        --
  Realized gain (loss) ...........            17             --            398             --            311             --
  Change in unrealized gain (loss)
    on investments ...............         3,402             --         43,679             --        188,509             --
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      operations .................         2,418             --         36,215             --        150,835             --
                                     -----------    -----------    -----------    -----------    -----------    -----------
Unit Transactions:
  Participant purchase payments ..            --             --             --             --             --             --
  Participant transfers from other
    funding options ..............        66,046             --        721,551             --      3,007,082             --
  Growth rate intra-fund
    transfers in .................            --             --             --             --             --             --
  Administrative charges .........           (40)            --            (41)            --           (687)            --
  Contract surrenders ............           (75)            --        (10,000)            --        (36,242)            --
  Participant transfers to other
    funding options ..............            --             --             --             --            (83)            --
  Growth rate intra-fund
    transfers out ................            --             --             --             --             --             --
  Other receipts/(payments) ......            --             --             --             --             --             --
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........        65,931             --        711,510             --      2,970,070             --
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets .................        68,349             --        747,725             --      3,120,905             --
Net Assets:
  Beginning of year ..............            --             --             --             --             --             --
                                     -----------    -----------    -----------    -----------    -----------    -----------
  End of year ....................   $    68,349    $        --    $   747,725    $        --    $ 3,120,905    $        --
                                     ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

  MSF MetLife Moderate to              MSF MFS(R)                MSF Oppenheimer              MSF T. Rowe Price
   Aggressive Allocation             Total Return                 Global Equity                Large Cap Growth
   Subaccount (Class B)          Subaccount (Class F)         Subaccount (Class B)           Subaccount (Class B)
--------------------------    --------------------------    --------------------------    --------------------------
    2006           2005           2006           2005           2006           2005           2006           2005
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

$   (50,439)   $        --    $  (353,112)   $        --    $   (72,459)   $        --    $   (30,324)   $        --
        430             --         42,282             --         (5,243)            --         (1,847)            --

    295,882             --      2,360,289             --        409,395             --        219,560             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    245,873             --      2,049,459             --        331,693             --        187,389             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

      1,588             --         89,789             --         63,106             --             --             --

  3,960,081             --     31,781,174             --      6,426,304             --      2,787,054             --

         --             --             --             --             --             --             --             --
       (348)            --         (6,645)            --           (643)            --           (673)            --
     (1,046)            --       (862,709)            --       (111,555)            --        (71,399)            --

       (134)            --     (1,119,270)            --       (291,581)            --        (63,319)            --

         --             --             --             --             --             --             --             --
         --             --       (152,224)            --        (17,616)            --              3             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


  3,960,141             --     29,730,115             --      6,068,015             --      2,651,666             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

  4,206,014             --     31,779,574             --      6,399,708             --      2,839,055             --

         --             --             --             --             --             --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$ 4,206,014    $        --    $31,779,574    $        --    $ 6,399,708    $        --    $ 2,839,055    $        --
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                          MSF Western Asset             MSF Western Asset
                                     Management High Yield Bond    Management U.S. Government           Money Market
                                        Subaccount (Class A)          Subaccount (Class A)               Subaccount
                                     --------------------------    --------------------------    --------------------------
                                         2006           2005           2006           2005           2006           2005
                                     -----------    -----------    -----------    -----------    -----------    -----------
Operations:
  Net investment income (loss) ...   $      (402)   $        --    $      (437)   $        --    $    39,112    $    59,401
  Realized gain (loss) ...........           936             --          1,765             --             --             --
  Change in unrealized gain (loss)
    on investments ...............         2,182             --            686             --             --             --
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      operations .................         2,716             --          2,014             --         39,112         59,401
                                     -----------    -----------    -----------    -----------    -----------    -----------
Unit Transactions:
  Participant purchase payments ..            --             --             --             --         50,732          6,722
  Participant transfers from other
    funding options ..............        98,050             --         53,043             --      1,865,624      1,275,382
  Growth rate intra-fund transfers in         --             --             --             --             --             --
  Administrative charges .........            (6)            --            (23)            --           (111)        (1,329)
  Contract surrenders ............           (25)            --           (436)            --     (1,853,865)      (177,836)
  Participant transfers to other
    funding options ..............       (37,043)            --        (38,617)            --     (4,258,885)    (1,545,905)
  Growth rate intra-fund
    transfers out ................            --             --             --             --             --             --
  Other receipts/(payments) ......            --             --             --             --        (86,925)            --
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........        60,976             --         13,967             --     (4,283,430)      (442,966)
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets .................        63,692             --         15,981             --     (4,244,318)      (383,565)
Net Assets:
  Beginning of year ..............            --             --             --             --      4,244,318      4,627,883
                                     -----------    -----------    -----------    -----------    -----------    -----------
  End of year ....................   $    63,692    $        --    $    15,981    $        --    $        --    $ 4,244,318
                                     ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

   PIMCO VIT Real Return        PIMCO VIT Total Return      Putnam VT Discovery Growth      Putnam VT International
        Subaccount                    Subaccount                    Subaccount                  Equity Subaccount
  (Administrative Class)        (Administrative Class)              (Class IB)                      (Class IB)
--------------------------    --------------------------    --------------------------    --------------------------
    2006           2005           2006           2005           2006           2005           2006           2005
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

$   203,980    $    59,284    $   702,306    $   372,587    $    (4,156)   $    (4,004)   $    (7,960)   $      (771)
    186,750         89,442        105,556        431,361          2,090          6,612         31,618         31,760

   (494,852)      (141,399)      (253,755)      (648,780)        28,142         13,084        169,937         34,773
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


   (104,122)         7,327        554,107        155,168         26,076         15,692        193,595         65,762
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    135,722      2,913,044        683,099      4,341,899             --             --          1,925          7,928

  1,837,678      3,786,456      4,613,700      7,434,328             --            751        135,787        156,656
         --             --             --             --             --             --             --             --
     (1,376)          (797)        (5,053)        (3,875)           (53)           (60)          (258)          (227)
   (312,223)       (73,061)    (1,098,079)    (2,326,015)        (2,495)       (32,205)       (65,282)       (41,774)

 (1,108,344)      (474,958)    (1,728,606)    (1,300,398)        (1,925)        (2,439)       (29,162)       (63,679)

         --             --             --             --             --             --             --             --
    (91,041)            24       (222,170)      (217,332)            --             --             --        (41,532)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    460,416      6,150,708      2,242,891      7,928,607         (4,473)       (33,953)        43,010         17,372
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    356,294      6,158,035      2,796,998      8,083,775         21,603        (18,261)       236,605         83,134

  8,302,273      2,144,238     24,250,596     16,166,821        277,962        296,223        702,697        619,563
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$ 8,658,567    $ 8,302,273    $27,047,594    $24,250,596    $   299,565    $   277,962    $   939,302    $   702,697
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                     Putnam VT Small Cap Value            Travelers AIM                  Travelers
                                            Subaccount                Capital Appreciation        Convertible Securities
                                            (Class IB)                     Subaccount                    Subaccount
                                     --------------------------    --------------------------    --------------------------
                                         2006           2005           2006           2005           2006           2005
                                     -----------    -----------    -----------    -----------    -----------    -----------
Operations:
  Net investment income (loss) ...   $   (87,383)   $   (79,054)   $   (12,383)   $   (26,593)   $     7,728    $    22,055
  Realized gain (loss) ...........       797,264        397,083        477,795         37,349        236,372         63,080
  Change in unrealized gain (loss)
    on investments ...............       179,282        (21,995)      (331,891)       128,799       (109,462)      (114,494)
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      operations .................       889,163        296,034        133,521        139,555        134,638        (29,359)
                                     -----------    -----------    -----------    -----------    -----------    -----------
Unit Transactions:
  Participant purchase payments ..       179,155        917,116          5,646        577,769            754            353
  Participant transfers from other
    funding options ..............       246,965        592,459         17,053        140,251          1,584        143,037
  Growth rate intra-fund transfers in         --        244,210             --             --             --             --
  Administrative charges .........        (1,157)        (1,042)            (5)          (264)            (5)          (306)
  Contract surrenders ............      (308,873)      (177,304)       (12,782)       (61,366)       (35,967)      (269,721)
  Participant transfers to other
    funding options ..............      (347,391)      (313,902)    (2,216,944)      (253,750)    (2,166,866)       (62,624)
  Growth rate intra-fund
    transfers out ................            --       (244,210)            --             --             --             --
  Other receipts/(payments) ......       (64,579)       (50,035)            --        (33,753)            --             --
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........      (295,880)       967,292     (2,207,032)       368,887     (2,200,500)      (189,261)
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets .................       593,283      1,263,326     (2,073,511)       508,442     (2,065,862)      (218,620)
Net Assets:
  Beginning of year ..............     5,969,888      4,706,562      2,073,511      1,565,069      2,065,862      2,284,482
                                     -----------    -----------    -----------    -----------    -----------    -----------
  End of year ....................   $ 6,563,171    $ 5,969,888    $        --    $ 2,073,511    $        --    $ 2,065,862
                                     ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

  Travelers Disciplined                                              Travelers
     Mid Cap Stock              Travelers Equity Income        Federated High Yield       Travelers Federated Stock
       Subaccount                      Subaccount                    Subaccount                   Subaccount
--------------------------    --------------------------    --------------------------    --------------------------
    2006           2005           2006           2005           2006           2005           2006           2005
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

$       781    $   (17,668)   $    76,845    $  (135,056)   $   157,249    $   (36,294)   $     6,738    $    (9,716)
    433,476         74,434      1,669,764        202,143         (4,971)        48,319        111,284         24,255

   (323,924)        63,577     (1,279,995)       214,968        (98,217)        20,378        (97,544)         4,193
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    110,333        120,343        466,614        282,055         54,061         32,403         20,478         18,732
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

      2,969          2,635         95,960        909,133             --        138,467             --             --

        649        120,720        164,102        972,182        219,358        531,565          1,847          3,995
         --             --             --          6,084             --             --             --             --
         --           (361)           (10)        (2,047)            (7)          (572)            --           (145)
     (9,090)      (144,561)      (224,105)      (391,396)       (44,614)      (418,770)        (3,675)       (72,284)

 (1,302,887)      (113,710)    (9,689,903)      (431,239)    (2,238,117)      (993,071)      (589,897)      (113,172)

         --             --             --         (6,084)            --             --             --             --
         --             --             --        (19,535)            --        (29,211)            (3)            --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


 (1,308,359)      (135,277)    (9,653,956)     1,037,098     (2,063,380)      (771,592)      (591,728)      (181,606)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

 (1,198,026)       (14,934)    (9,187,342)     1,319,153     (2,009,319)      (739,189)      (571,250)      (162,874)

  1,198,026      1,212,960      9,187,342      7,868,189      2,009,319      2,748,508        571,250        734,124
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$        --    $ 1,198,026    $        --    $ 9,187,342    $        --    $ 2,009,319    $        --    $   571,250
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                            Travelers                    Travelers
                                                                       Managed Allocation           Managed Allocation
                                         Travelers Large Cap           Series: Aggressive           Series: Conservative
                                             Subaccount                    Subaccount                    Subaccount
                                     --------------------------    --------------------------    --------------------------
                                         2006           2005           2006           2005           2006           2005
                                     -----------    -----------    -----------    -----------    -----------    -----------
Operations:
  Net investment income (loss) ...   $    (1,048)   $   (22,605)   $     4,288    $    (3,179)   $     1,976    $      (808)
  Realized gain (loss) ...........       301,294         16,539         38,422          2,910         (1,770)           747
  Change in unrealized gain (loss)
    on investments ...............      (253,817)       111,683        (21,081)        21,080           (116)           116
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      operations .................        46,429        105,617         21,629         20,811             90             55
                                     -----------    -----------    -----------    -----------    -----------    -----------
Unit Transactions:
  Participant purchase payments ..        36,386         92,962         68,896        329,127             --        152,589
  Participant transfers from other
    funding options ..............         8,459        112,376          2,267         30,388          1,200            900
  Growth rate intra-fund transfers in         --             --             --             --             --             --
  Administrative charges .........           (10)          (484)            --            (33)            --             (2)
  Contract surrenders ............       (22,406)       (84,727)            --             --            (21)          (888)
  Participant transfers to other
    funding options ..............    (1,577,431)       (41,226)      (424,151)       (48,934)       (63,847)            --
  Growth rate intra-fund
    transfers out ................            --             --             --             --             --             --
  Other receipts/(payments) ......            --             --             --             --             --        (90,076)
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........    (1,555,002)        78,901       (352,988)       310,548        (62,668)        62,523
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets .................    (1,508,573)       184,518       (331,359)       331,359        (62,578)        62,578
Net Assets:
  Beginning of year ..............     1,508,573      1,324,055        331,359             --         62,578             --
                                     -----------    -----------    -----------    -----------    -----------    -----------
  End of year ....................   $        --    $ 1,508,573    $        --    $   331,359    $        --    $    62,578
                                     ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

        Travelers                     Travelers                      Travelers
    Managed Allocation            Managed Allocation        Managed Allocation Series:
     Series: Moderate         Series: Moderate-Aggressive     Moderate-Conservative        Travelers Managed Income
        Subaccount                    Subaccount                     Subaccount                  Subaccount
--------------------------    --------------------------    --------------------------    --------------------------
    2006           2005           2006           2005           2006           2005           2006           2005
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

$    54,688    $    (1,548)   $    44,665    $    (3,515)   $    14,085    $    (1,842)   $    54,282    $    72,750
     91,949          1,898        112,862          1,205         10,514            258       (270,196)       (11,333)

    (62,498)        62,498        (56,075)        56,074        (13,523)        13,523        180,748        (71,289)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     84,139         62,848        101,452         53,764         11,076         11,939        (35,166)        (9,872)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    131,079      1,593,534        159,685      1,035,134         19,065        464,150         73,402        407,962

    317,508        622,989        721,973      1,014,704        158,826         11,728        257,371      1,051,905
         --             --             --             --             --             --             --             --
         --            (44)            --            (39)            --             (2)            --           (606)
     (8,629)        (4,903)        (3,220)            --             --             --        (24,617)       (80,525)

 (2,798,437)           (84)    (3,083,449)            (4)      (676,782)            --     (3,790,996)      (340,712)

         --             --             --             --             --             --             --             --
         --             --             --             --             --             --             --        (63,656)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


 (2,358,479)     2,211,492     (2,205,011)     2,049,795       (498,891)       475,876     (3,484,840)       974,368
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

 (2,274,340)     2,274,340     (2,103,559)     2,103,559       (487,815)       487,815     (3,520,006)       964,496

  2,274,340             --      2,103,559             --        487,815             --      3,520,006      2,555,510
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$        --    $ 2,274,340    $        --    $ 2,103,559    $        --    $   487,815    $        --    $ 3,520,006
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                         Travelers Mercury                Travelers MFS(R)              Travelers MFS(R)
                                           Large Cap Core                 Mid Cap Growth                 Total Return
                                             Subaccount                     Subaccount                    Subaccount
                                     --------------------------    --------------------------    --------------------------
                                         2006           2005           2006           2005           2006           2005
                                     -----------    -----------    -----------    -----------    -----------    -----------
Operations:
  Net investment income (loss) ...   $    (3,883)   $   (16,050)   $   (12,990)   $   (38,693)   $   220,483    $   195,821
  Realized gain (loss) ...........       274,447         17,971        430,731         22,944        525,140      1,309,919
  Change in unrealized gain (loss)
    on investments ...............      (201,801)        93,479       (258,555)       110,971        120,802     (1,150,895)
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      operations .................        68,763         95,400        159,186         95,222        866,425        354,845
                                     -----------    -----------    -----------    -----------    -----------    -----------
Unit Transactions:
  Participant purchase payments ..            --        100,616          7,555        407,821        327,812      4,215,331
  Participant transfers from other
    funding options ..............        12,971        161,677         38,667      1,229,923      1,503,394      6,380,818
  Growth rate intra-fund transfers in         --          3,564             --             --             --          6,082
  Administrative charges .........            --           (208)           (20)          (806)           (38)        (4,975)
  Contract surrenders ............        (2,266)       (40,761)       (54,569)       (59,142)      (338,714)    (1,257,394)
  Participant transfers to other
    funding options ..............    (1,195,485)       (89,781)    (2,964,067)      (321,172)   (28,536,531)    (1,203,907)
  Growth rate intra-fund
    transfers out ................            --         (3,564)            --             --             --         (6,082)
  Other receipts/(payments) ......            (5)            --             --             --       (276,163)      (106,893)
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........    (1,184,785)       131,543     (2,972,434)     1,256,624    (27,320,240)     8,022,980
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets .................    (1,116,022)       226,943     (2,813,248)     1,351,846    (26,453,815)     8,377,825
Net Assets:
  Beginning of year ..............     1,116,022        889,079      2,813,248      1,461,402     26,453,815     18,075,990
                                     -----------    -----------    -----------    -----------    -----------    -----------
  End of year ....................   $        --    $ 1,116,022    $        --    $ 2,813,248    $        --    $26,453,815
                                     ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                  Travelers Mondrian                                          Travelers Pioneer
   Travelers MFS(R) Value         International Stock         Travelers Pioneer Fund             Mid Cap Value
        Subaccount                    Subaccount                    Subaccount                    Subaccount
--------------------------    --------------------------    --------------------------    --------------------------
    2006           2005           2006           2005           2006           2005           2006           2005
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

$   (22,347)   $     2,263    $   100,727    $   (41,845)   $     2,613    $    (9,939)   $      (360)   $      (170)
    274,441        126,236        795,926         14,119         82,602          5,529          2,645            468

     22,050        (29,558)      (450,842)       254,910        (48,109)        30,684            199           (199)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    274,144         98,941        445,811        227,184         37,106         26,274          2,484             99
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     15,343      1,863,086         35,999        999,105             --        154,529            211         27,783

    539,158      1,274,833        145,307        814,264         24,995        291,759         54,628         23,868
         --             --             --             --             --             --             --             --
         --           (224)            --           (485)            (7)          (137)            --             (2)
    (20,369)       (19,198)       (10,230)       (28,679)       (13,215)       (17,651)            --             --

 (4,031,892)      (229,790)    (3,751,142)      (177,652)      (671,962)      (108,889)      (109,071)            --

         --             --             --             --             --             --             --             --
         --             --        (10,041)            --           (260)       (10,324)            --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


 (3,497,760)     2,888,707     (3,590,107)     1,606,553       (660,449)       309,287        (54,232)        51,649
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

 (3,223,616)     2,987,648     (3,144,296)     1,833,737       (623,343)       335,561        (51,748)        51,748

  3,223,616        235,968      3,144,296      1,310,559        623,343        287,782         51,748             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$        --    $ 3,223,616    $        --    $ 3,144,296    $        --    $   623,343    $        --    $    51,748
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                               Travelers
                                      Pioneer Strategic Income       Travelers Quality Bond      Travelers Strategic Equity
                                              Subaccount                    Subaccount                    Subaccount
                                     --------------------------    --------------------------    --------------------------
                                         2006           2005           2006           2005           2006           2005
                                     -----------    -----------    -----------    -----------    -----------    -----------
Operations:
  Net investment income (loss) ...   $   (25,985)   $   119,952    $   236,529    $   (75,257)   $    (3,761)   $   (27,017)
  Realized gain (loss) ...........       (34,989)           (24)      (340,164)       (35,415)       321,588         15,472
  Change in unrealized gain (loss)
    on investments ...............       102,849        (59,035)        65,976        117,710       (197,193)         9,054
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      operations .................        41,875         60,893        (37,659)         7,038        120,634         (2,491)
                                     -----------    -----------    -----------    -----------    -----------    -----------
Unit Transactions:
  Participant purchase payments ..       290,223        728,815            116        240,996          1,207         43,686
  Participant transfers from other
    funding options ..............       516,640      2,067,307         69,782        437,888         15,668         81,775
  Growth rate intra-fund transfers in         --             --             --             --             --             --
  Administrative charges .........            --           (427)           (10)        (1,625)            (1)          (720)
  Contract surrenders ............       (62,398)       (38,774)       (69,351)      (625,351)       (36,075)      (227,379)
  Participant transfers to other
    funding options ..............    (5,029,391)      (124,579)    (4,622,075)      (879,200)    (2,845,094)      (228,885)
  Growth rate intra-fund
    transfers out ................            --             --             --             --             --             --
  Other receipts/(payments) ......            --             --             --        (41,228)        (9,783)        (3,128)
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........    (4,284,926)     2,632,342     (4,621,538)      (868,520)    (2,874,078)      (334,651)
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets .................    (4,243,051)     2,693,235     (4,659,197)      (861,482)    (2,753,444)      (337,142)
Net Assets:
  Beginning of year ..............     4,243,051      1,549,816      4,659,197      5,520,679      2,753,444      3,090,586
                                     -----------    -----------    -----------    -----------    -----------    -----------
  End of year ....................   $        --    $ 4,243,051    $        --    $ 4,659,197    $        --    $ 2,753,444
                                     ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

       Travelers                     Travelers
   Style Focus Series:           Style Focus Series:        Travelers U.S. Government        Travelers Van Kampen
     Small Cap Growth              Small Cap Value                   Securities                    Enterprise
        Subaccount                   Subaccount                      Subaccount                    Subaccount
--------------------------    --------------------------    --------------------------    --------------------------
    2006           2005           2006           2005           2006           2005           2006           2005
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

$      (558)   $      (261)   $      (408)   $       (31)   $     2,807    $    (1,807)   $      (807)   $    (2,004)
     12,204          1,080          8,726            455         (4,826)            64          9,521         (4,411)

       (801)           801           (553)           553           (888)         4,778         (4,250)        13,121
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     10,845          1,620          7,765            977         (2,907)         3,035          4,464          6,706
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

        195         11,503             --          7,429              1             --              3         62,236

     22,705         50,892         13,726         39,527             --         61,158         88,841         21,882
         --             --             --             --             --             --             --             --
         --             (1)            --             (1)            --            (32)            (1)           (66)
         --             --             --             --        (41,317)        (5,831)        (4,397)        (4,883)

    (97,733)           (26)       (69,313)          (108)       (68,677)       (34,189)      (235,076)          (132)

         --             --             --             --             --             --             --             --
         --             --             (2)            --             --         (2,175)          (260)       (50,184)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    (74,833)        62,368        (55,589)        46,847       (109,993)        18,931       (150,890)        28,853
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    (63,988)        63,988        (47,824)        47,824       (112,900)        21,966       (146,426)        35,559

     63,988             --         47,824             --        112,900         90,934        146,426        110,867
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$        --    $    63,988    $        --    $    47,824    $        --    $   112,900    $        --    $   146,426
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Concluded)
                 For the years ended December 31, 2006 and 2005

                                       Van Kampen LIT Comstock     Van Kampen LIT Enterprise      Van Kampen LIT Strategic
                                              Subaccount                   Subaccount                Growth Subaccount
                                              (Class II)                   (Class II)                     (Class I)
                                     --------------------------    --------------------------    --------------------------
                                         2006           2005           2006           2005           2006           2005
                                     -----------    -----------    -----------    -----------    -----------    -----------
Operations:
  Net investment income (loss) ...   $    (2,703)   $    (5,636)   $    (1,029)   $      (235)   $   (13,789)   $   (10,841)
  Realized gain (loss) ...........       106,356         43,328             65            806         (1,737)        (2,260)
  Change in unrealized gain (loss)
    on investments ...............        65,154        (11,435)         3,631            718         19,800         67,355
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      operations .................       168,807         26,257          2,667          1,289          4,274         54,254
                                     -----------    -----------    -----------    -----------    -----------    -----------
Unit Transactions:
  Participant purchase payments ..           216          1,380             --            415            477         72,520
  Participant transfers from other
    funding options ..............        80,856        321,817         71,263          2,262         24,663         65,079
  Growth rate intra-fund transfers in         --             --             --             --             --             --
  Administrative charges .........          (418)          (408)           (10)           (22)          (264)          (282)
  Contract surrenders ............       (81,475)       (36,339)          (145)          (115)        (7,136)       (29,597)
  Participant transfers to other
    funding options ..............      (119,299)       (26,659)          (591)        (4,092)       (70,465)        (7,151)
  Growth rate intra-fund
    transfers out ................            --             --             --             --             --             --
  Other receipts/(payments) ......          (542)            --             --         (2,000)           (75)        (2,950)
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........      (120,662)       259,791         70,517         (3,552)       (52,800)        97,619
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets .................        48,145        286,048         73,184         (2,263)       (48,526)       151,873
Net Assets:
  Beginning of year ..............     1,217,218        931,170         19,896         22,159        848,688        696,815
                                     -----------    -----------    -----------    -----------    -----------    -----------
  End of year ....................   $ 1,265,363    $ 1,217,218    $    93,080    $    19,896    $   800,162    $   848,688
                                     ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Concluded)
                 For the years ended December 31, 2006 and 2005

                                                                VIP Dynamic Capital
VIP Contrafund(R) Subaccount  VIP Contrafund(R) Subaccount     Appreciation Subaccount        VIP Mid Cap Subaccount
     (Service Class 2)              (Service Class)                (Service Class 2)             (Service Class 2)
----------------------------  --------------------------    --------------------------    --------------------------
     2006           2005          2006           2005           2006           2005           2006           2005
 -----------    -----------   -----------    -----------    -----------    -----------    -----------    -----------

 $   (15,695)   $   (37,656)  $   (68,959)   $   (85,968)   $    (4,104)   $    (4,144)   $  (159,581)   $  (103,673)
     400,293        102,033     1,022,618         26,884         16,622          2,854      1,223,335        104,125

     (98,796)       328,189       (60,008)       889,111         23,018         50,118        (94,192)     1,046,107
 -----------    -----------   -----------    -----------    -----------    -----------    -----------    -----------


     285,802        392,566       893,651        830,027         35,536         48,828        969,562      1,046,559
 -----------    -----------   -----------    -----------    -----------    -----------    -----------    -----------

      11,249         13,819       703,775      2,951,563          1,412          1,380        159,357      2,599,500

     305,176        368,790     1,961,396      2,472,356          6,152          6,827      1,741,489      2,425,682
          --             --            --          4,465             --             --             --             --
        (999)        (1,089)       (2,106)        (1,009)           (52)           (55)        (1,960)        (1,116)
    (205,170)      (194,729)     (198,808)      (100,165)        (5,150)        (7,902)      (304,482)      (100,362)

    (221,491)      (162,533)   (1,100,317)      (166,174)       (13,207)        (1,044)      (692,750)      (419,907)

          --             --            --         (4,465)            --             --             --             --
          --             --          (566)      (184,985)        (1,499)            --        (29,378)            --
 -----------    -----------   -----------    -----------    -----------    -----------    -----------    -----------


    (111,235)        24,258     1,363,374      4,971,586        (12,344)          (794)       872,276      4,503,797
 -----------    -----------   -----------    -----------    -----------    -----------    -----------    -----------

     174,567        416,824     2,257,025      5,801,613         23,192         48,034      1,841,838      5,550,356

   3,009,591      2,592,767     8,266,390      2,464,777        305,968        257,934      8,867,042      3,316,686
 -----------    -----------   -----------    -----------    -----------    -----------    -----------    -----------
 $ 3,184,158    $ 3,009,591   $10,523,415    $ 8,266,390    $   329,160    $   305,968    $10,708,880    $ 8,867,042
 ===========    ===========   ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                          NOTES TO FINANCIAL STATEMENTS

1. BUSINESS

MetLife of CT Fund BD III for Variable Annuities ("Fund BD III") (formerly, The Travelers Fund BD III for Variable Annuities) is a separate account of MetLife Insurance Company of Connecticut (the "Company") (formerly, The Travelers Insurance Company), a wholly owned subsidiary of MetLife, Inc., a Delaware corporation, and is available for funding certain variable annuity contracts issued by the Company. Fund BD III, established on March 27, 1997, is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The products supported by Fund BD III are Index Annuity (formerly, Travelers Index Annuity), Vintage XTRA Annuity (formerly, Travelers Vintage XTRA Annuity), Vintage XTRA (Series II) Variable Annuity (formerly, Travelers Life & Annuity Vintage XTRA (Series II) Annuity), Protected Equity Portfolio (formerly, Travelers Protected Equity Portfolio) and Portfolio Architect XTRA Variable Annuity (formerly, Travelers Portfolio Architect XTRA Annuity).

Fund BD III is divided into Subaccounts, each of which is treated as an individual separate account for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolios, series and funds (with the same name) of registered investment management companies (collectively, the "Funds") which are presented below. For convenience, the portfolios, series or funds are referred to as "portfolios".

      AIM Variable Insurance Funds                            Legg Mason Partners Variable Portfolios II
      American Funds Insurance Series                         Legg Mason Partners Variable Portfolios III, Inc.
      Credit Suisse Trust                                     Legg Mason Partners Variable Portfolios IV
      Dreyfus Variable Investment Fund                        Lord Abbett Series Fund, Inc.
      DWS Investments VIT Funds                               Met Investors Series Trust
      Franklin Templeton Variable Insurance Products Trust    Metropolitan Series Fund, Inc.
      Janus Aspen Series                                      PIMCO Variable Insurance Trust
      Legg Mason Partners Investment Series                   Putnam Variable Trust
      Legg Mason Partners Variable Portfolios V               Van Kampen Life Investment Trust
      Legg Mason Partners Variable Portfolios I, Inc.         Variable Insurance Products Fund

Participant purchase payments applied to Fund BD III are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts were available for investment as of December 31, 2006 (the share class indicated in parentheses is that of the portfolio in which the Subaccount invests):

      AIM V.I. Core Equity Subaccount (Series I)
      American Funds Global Growth Subaccount (Class 2)
      American Funds Growth Subaccount (Class 2)
      American Funds Growth and Income Subaccount (Class 2)
      Credit Suisse Trust Emerging Markets Subaccount
      Dreyfus VIF Appreciation Subaccount (Initial Shares)
      Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
      DWS VIT Small Cap Index Subaccount (Class A)
      FTVIPT Franklin Income Securities Subaccount (Class 2)
      FTVIPT Franklin Small/Mid Cap Growth Securities Subaccount (Class 2) FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) FTVIPT Templeton Foreign Securities Subaccount (Class 2)
      Janus Aspen Global Life Sciences Subaccount (Service Shares)
      Janus Aspen Global Technology Subaccount (Service Shares)
      Janus Aspen Mid Cap Growth Subaccount (Service Shares)
      Janus Aspen Worldwide Growth Subaccount (Service Shares)
      LMPIS Dividend Strategy Subaccount
      LMPIS Premier Selections All Cap Growth Subaccount
      LMPVPV Small Cap Growth Opportunities Subaccount
      LMPVPI All Cap Subaccount (Class I)
      LMPVPI Investors Subaccount (Class I)

      LMPVPI Large Cap Growth Subaccount (Class I)
      LMPVPI Small Cap Growth Subaccount (Class I)
      LMPVPII Aggressive Growth Subaccount (Class I)
      LMPVPII Appreciation Subaccount
      LMPVPII Diversified Strategic Income Subaccount
      LMPVPII Equity Index Subaccount (Class I)
      LMPVPII Equity Index Subaccount (Class II)
      LMPVPII Fundamental Value Subaccount
      LMPVPII Growth and Income Subaccount (Class I)
      LMPVPIII Adjustable Rate Income Subaccount
      LMPVPIII Aggressive Growth Subaccount
      LMPVPIII High Income Subaccount
      LMPVPIII International All Cap Growth Subaccount
      LMPVPIII Large Cap Growth Subaccount
      LMPVPIII Large Cap Value Subaccount
      LMPVPIII Mid Cap Core Subaccount
      LMPVPIII Money Market Subaccount
      LMPVPIII Social Awareness Stock Subaccount
      LMPVPIV Multiple Discipline Subaccount-All Cap Growth and Value
      LMPVPIV Multiple Discipline Subaccount-Balanced All Cap Growth and Value LMPVPIV Multiple Discipline Subaccount-Global All Cap Growth and Value LMPVPIV Multiple Discipline Subaccount-Large Cap Growth and Value
      Lord Abbett Growth and Income Subaccount (Class VC)
      Lord Abbett Mid Cap Value Subaccount (Class VC)
      MIST Batterymarch Mid Cap Stock Subaccount (Class A)
      MIST BlackRock High Yield Subaccount (Class A)
      MIST BlackRock Large Cap Core Subaccount (Class A)
      MIST Dreman Small Cap Value Subaccount (Class A)
      MIST Harris Oakmark International Subaccount (Class A)
      MIST Janus Capital Appreciation Subaccount (Class A)
      MIST Legg Mason Partners Managed Assets Subaccount (Class A)
      MIST Lord Abbett Bond Debenture Subaccount (Class A)
      MIST Lord Abbett Growth and Income Subaccount (Class B)
      MIST Lord Abbett Mid Cap Value Subaccount (Class B)
      MIST Met/AIM Capital Appreciation Subaccount (Class A)
      MIST Met/AIM Small Cap Growth Subaccount (Class A)
      MIST MFS(R) Value Subaccount (Class A)
      MIST Neuberger Berman Real Estate Subaccount (Class A)
      MIST Pioneer Fund Subaccount (Class A)
      MIST Pioneer Mid Cap Value Subaccount (Class A)
      MIST Pioneer Strategic Income Subaccount (Class A)
      MIST Third Avenue Small Cap Value Subaccount (Class B)
      MSF BlackRock Aggressive Growth Subaccount (Class D)
      MSF BlackRock Bond Income Subaccount (Class A)
      MSF BlackRock Bond Income Subaccount (Class E)
      MSF BlackRock Money Market Subaccount (Class A)
      MSF Capital Guardian U.S. Equity Subaccount (Class A)
      MSF FI Large Cap Subaccount (Class A)
      MSF FI Value Leaders Subaccount (Class D)

      MSF MetLife Aggressive Allocation Subaccount (Class B)
      MSF MetLife Conservative Allocation Subaccount (Class B)
      MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) MSF MetLife Moderate Allocation Subaccount (Class B)
      MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) MSF MFS(R) Total Return Subaccount (Class F)
      MSF Morgan Stanley EAFE Index Subaccount (Class A)
      MSF Oppenheimer Global Equity Subaccount (Class B)
      MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
      MSF Western Asset Management High Yield Bond Subaccount (Class A) MSF Western Asset Management U.S. Government Subaccount (Class A) PIMCO VIT Real Return Subaccount (Administrative Class)
      PIMCO VIT Total Return Subaccount (Administrative Class)
      Putnam VT Discovery Growth Subaccount (Class IB)
      Putnam VT International Equity Subaccount (Class IB)
      Putnam VT Small Cap Value Subaccount (Class IB)
      Van Kampen LIT Comstock Subaccount (Class II)
      Van Kampen LIT Enterprise Subaccount (Class II)
      Van Kampen LIT Strategic Growth Subaccount (Class I)
      VIP Contrafund(R) Subaccount (Service Class 2)
      VIP Contrafund(R) Subaccount (Service Class)
      VIP Dynamic Capital Appreciation Subaccount (Service Class 2)
      VIP Mid Cap Subaccount (Service Class 2)

The operations of the Subaccounts changed as follows during the years ended December 31, 2006 and 2005:

For the year ended December 31, 2006:
-------------------------------------

      Mergers:
      Old Portfolio                                                       New Portfolio
      -------------                                                       -------------
      AIM V.I. Premier Equity Portfolio (a)                               AIM V.I. Core Equity Portfolio (b)
      Capital Appreciation Fund (a)                                       Janus Capital Appreciation Portfolio (b)
      High Yield Bond Trust (a)                                           Western Asset Management High Yield Bond Portfolio (b)
      Managed Assets Trust (a)                                            Legg Mason Partners Managed Assets Portfolio (b)
      Money Market Portfolio (a) (a)                                      BlackRock Money Market Portfolio (b)
      Travelers AIM Capital Appreciation Portfolio (a)                    Met/AIM Capital Appreciation Portfolio (b)
      Travelers Convertible Securities Portfolio (a)                      Lord Abbett Bond Debenture Portfolio (b)
      Travelers Disciplined Mid Cap Stock Portfolio (a)                   Batterymarch Mid Cap Stock Portfolio (b)
      Travelers Federated High Yield Portfolio (a)                        Federated High Yield Portfolio (b)
      Travelers Federated Stock Portfolio (a)                             Lord Abbett Growth and Income Portfolio (b)
      Travelers Mercury Large Cap Core Portfolio (a)                      Mercury Large Cap Core Portfolio (b)
      Travelers MFS Value Portfolio (a)                                   MIST MFS Value Portfolio (b)
      Travelers Mondrian International Stock Portfolio (a)                Harris Oakmark International Portfolio (b)
      Travelers Pioneer Fund Portfolio (a)                                Pioneer Fund Portfolio (b)
      Travelers Pioneer Mid Cap Value Portfolio (a)                       Pioneer Mid Cap Value Portfolio (b)
      Travelers Pioneer Strategic Income Portfolio (a)                    Pioneer Strategic Income Portfolio (b)
      Travelers Style Focus Series: Small Cap Growth Portfolio (a)        Met/AIM Small Cap Growth Portfolio (b)
      Travelers Style Focus Series: Small Cap Value Portfolio (a)         Dreman Small Cap Value Portfolio (b)
      Travelers Equity Income Portfolio (a)                               FI Value Leaders Portfolio (b)
      Travelers Large Cap Portfolio (a)                                   FI Large Cap Portfolio (b)
      Travelers Managed Allocation: Conservative Portfolio (a)            MetLife Conservative Allocation Portfolio (b)
      Travelers Managed Allocation: Moderate Conservative Portfolio (a)   MetLife Conservative to Moderate Allocation Portfolio (b)
      Travelers Managed Allocation: Moderate Portfolio (a)                MetLife Moderate Allocation Portfolio (b)
      Travelers Managed Allocation: Moderate to Aggressive Portfolio (a)  MetLife Moderate to Aggressive Allocation Portfolio (b)
      Travelers Managed Allocation: Aggressive Portfolio (a)              MetLife Aggressive Allocation Portfolio (b)
      Travelers MFS Mid Cap Growth Portfolio (a)                          BlackRock Aggressive Growth Portfolio (b)
      Travelers MFS Total Return Portfolio (a)                            MSF MFS Total Return Portfolio (b)

      Mergers -- (Continued):
      Old Portfolio                                                         New Portfolio
      -------------                                                         -------------
      Travelers Strategic Equity Portfolio (a)                              FI Large Cap Portfolio (b)
      Travelers Managed Income Portfolio (a)                                BlackRock Bond Income Portfolio (b)
      Travelers Quality Bond Portfolio (a)                                  BlackRock Bond Income Portfolio (b)
      Travelers U.S. Government Securities Portfolio (a)                    Western Asset Management U.S. Government Portfolio (b)
      Travelers Van Kampen Enterprise Portfolio (a)                         Capital Guardian U.S. Equity Portfolio (b)

     (a)   For the period January 1, 2006 to April 30, 2006
     (b)   For the period May 1, 2006 to December 31, 2006

      Substitutions:
      Old Portfolio                                                         New Portfolio
      -------------                                                         -------------
      Delaware VIP REIT Portfolio (c)                                       Neuberger Berman Real Estate Portfolio (d)
      Janus Aspen Balanced Portfolio (c)                                    MFS Total Return Portfolio (d)
      AllianceBernstein Growth and Income Portfolio (c)                     Lord Abbett Growth and Income Portfolio (d)
      AllianceBernstein Large Cap Growth Portfolio (c)                      T.Rowe Price Large Cap Growth Portfolio (d)
      FAM Variable Series Mercury Value Opportunities V.I. Portfolio (c)    Third Avenue Small Cap Value Portfolio (d)
      FAM Variable Series Mercury Global Allocation V.I. Portfolio (c)      Oppenheimer Global Equity Portfolio (d)
      Templeton Mutual Shares Securities Portfolio (c)                      Lord Abbett Growth and Income Portfolio (d)
      Templeton Growth Securities Portfolio (c)                             Oppenheimer Global Equity Portfolio (d)
      Oppenheimer Main Street Portfolio (c)                                 Lord Abbett Growth and Income Portfolio (d)
      Lazard Retirement Small Cap Portfolio (e)                             Third Avenue Small Cap Value Portfolio (f)

     (c)   For the period January 1, 2006 to April 30, 2006
     (d)   For the period May 1, 2006 to December 31, 2006
     (e)   For the period January 1, 2006 to November 12, 2006
     (f)   For the period November 13, 2006 to December 31, 2006

      Name Changes:
      Old Name                                                              New Name
      --------                                                              --------
      Greenwich Street Series Fund Appreciation Subaccount                  LMPVII Appreciation Subaccount
      Greenwich Street Series Fund Diversified Strategic Income Subaccount  LMPVPII Diversified Strategic Income Subaccount
      Smith Barney Equity Index Subaccount                                  LMPVPII Equity Index Subaccount
      Salomon Brothers Variable Aggressive Growth Fund                      LMPVPII Aggressive Growth Subaccount
      Salomon Brothers Variable Growth & Income Fund                        LMPVPII Growth and Income Subaccount
      Smith Barney Fundamental Value Subaccount                             LMPVPII Fundamental Value Subaccount
      Salomon Brothers Variable All Cap Fund                                LMPVPI All Cap Subaccount
      Salomon Brothers Variable Investors Fund                              LMPVPI Investors Subaccount
      Salomon Brothers Variable Large Cap Growth Fund                       LMPVPI Large Cap Growth Subaccount
      Salomon Brothers Variable Small Cap Growth Fund                       LMPVPI Small Cap Growth Subaccount
      Scudder Small Cap Index Fund                                          DWS Small Cap Index Subaccount
      Smith Barney Dividend Strategy Subaccount                             LMPIS Dividend Strategy Subaccount
      Smith Barney Premier Selections All Cap Growth Subaccount             LMPIS Premier Selections All Cap Growth Subaccount
      Multiple Discipline Subaccount - All Cap Growth and Value             LMPVPIV Multiple Discipline Subaccount - All Cap
                                                                            Growth and Value
      Multiple Discipline Subaccount - Balanced All Cap Growth and Value    LMPVPIV Multiple Discipline Subaccount - Balanced
                                                                            All Cap Growth and Value
      Multiple Discipline Subaccount - Global All Cap Growth and Value      LMPVPIV Multiple Discipline Subaccount - Global All Cap
                                                                            Growth and Value
      Multiple Discipline Subaccount - Large Cap Growth and Value           LMPVPIV Multiple Discipline Subaccount - Large Cap
                                                                            Growth and Value
      SB Adjustable Rate Income Subaccount                                  LMPVPIII Adjustable Rate Income Subaccount
      Smith Barney Aggressive Growth Subaccount                             LMPVPIII Aggressive Growth Subaccount
      Smith Barney High Income Subaccount                                   LMPVPIII High Income Subaccount
      Smith Barney International All Cap Growth Subaccount                  LMPVPIII International All Cap Growth Subaccount
      Smith Barney Large Capitalization Growth Subaccount                   LMPVPIII Large Cap Growth Subaccount
      Smith Barney Large Cap Value Subaccount                               LMPVPIII Large Cap Value Subaccount
      Smith Barney Mid Cap Core Subaccount                                  LMPVPIII Mid Cap Core Subaccount
      Smith Barney Money Market Subaccount                                  LMPVPIII Money Market Subaccount
      Smith Barney Small Cap Growth Opportunities Subaccount                LMPVPV Small Cap Growth Opportunities Subaccount
      Mercury Large Cap Core Subaccount                                     BlackRock Large Cap Core Subaccount
      Federated High Yield Subaccount                                       BlackRock High Yield Subaccount

1. BUSINESS -- (Concluded)

For the year ended December 31, 2005:
-------------------------------------

Effective  February 25, 2005, the Travelers  Series Trust:  MFS Emerging  Growth
Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio.

Not all funds may be available in all states or to all contract owners.

This report is prepared for the general information of contract owners and is not an offer of units of Fund BD III or shares of Fund BD III's underlying funds. It should not be used in connection with any offer except in conjunction with the prospectus for the Fund BD III product(s) offered by the Company and the prospectuses of the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by Fund BD III in the preparation of its financial statements.

Investments are valued daily at the net asset values per share of the underlying funds. Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value. Changes in fair values are recorded in the Statement of Operations.

Security transactions are accounted for on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

Included in "Other receipts/(payments)" in the Statement of Changes in Net Assets are primarily contract benefits which have been re-deposited with the Company and distributions for payouts.

The operations of Fund BD III form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986 (the "Code"). Under existing federal income tax law, no taxes are payable on the earnings of Fund BD III. Fund BD III is not taxed as a "regulated investment company" under Subchapter M of the Code.

Net Assets allocated to contracts in the payout period are computed according to the 1983 Individual Annuitant Mortality Table A for the Index product and the Annuity 2000 Table for the Portfolio Architect XTRA, Protected Equity Portfolio, Vintage XTRA, and Vintage XTRA (Series II) products. The assumed investment return is 3.0 percent for all products. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

The financial highlights disclosure is comprised of the units, unit values, net assets, investment income ratios, expense ratios and total returns for each Subaccount. Since each Subaccount offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the Subaccount for the entire year.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and/or annuity unit values:

      -     Mortality and Expense Risks assumed by the Company ("M&E")
      -     Administrative fees paid for administrative expenses ("ADM")
      -     Enhanced  Stepped-up  Provision,  if elected by the  contract  owner
            ("E.S.P.")
      - Guaranteed Minimum Withdrawal Benefit, if elected by the contract owner ("GMWB")
      - Guaranteed Minimum Accumulations Benefit, if elected by the contract owner ("GMAB")
      -     Principal Protection Fees, if elected by the contract owner ("PP")

Below is a table displaying separate account charges with their associated products offered in Fund BD III for each funding option. The table displays Standard ("S"), Enhanced ("E"), Annual Step-Up ("SU"), and Roll-up ("R") Death Benefit ("Dth Ben") designations.

                                                                                    Asset-based Charges
                                                          -------------------------------------------------------------------------
                                                                                           Optional Features
Separate Account     Dth                                                   ------------------------------------------------  Total
   Charge (1)        Ben    Product                       M&E      ADM     E.S.P.  GMWB I  GMWB II  GMWB III   GMAB  PP (5)  Charge
   ----------        ---    -------                       ---      ---     ------  ------  -------  --------   ----  ------  ------
Separate Account
  Charge 1.40%         S    Index Annuity                1.25%     0.15%                                                      1.40%
                       S    Portfolio Architect XTRA
                              (notes 2-4)                1.25%     0.15%                                                      1.40%
                       S    Vintage XTRA (note 2)        1.25%     0.15%                                                      1.40%
Separate Account
  Charge 1.55%         S    Vintage XTRA (Series II)
                              (note 2)                   1.40%     0.15%                                                      1.55%
Separate Account
  Charge 1.60% (A)     S    Portfolio Architect XTRA
                              (notes 2-4)                1.25%     0.15%    0.20%                                             1.60%
                       S    Vintage XTRA (note 2)        1.25%     0.15%    0.20%                                             1.60%
Separate Account
  Charge 1.60% (B)     E    Index Annuity                1.45%     0.15%                                                      1.60%
                       E    Portfolio Architect XTRA
                              (notes 2-4)                1.45%     0.15%                                                      1.60%
                       E    Vintage XTRA (note 2)        1.45%     0.15%                                                      1.60%
Separate Account
  Charge 1.65%        SU    Vintage XTRA (Series II)
                              (note 2)                   1.50%     0.15%                                                      1.65%
                       S    Portfolio Architect XTRA
                              (notes 2-4)                1.25%     0.15%                              0.25%                   1.65%
                       S    Vintage XTRA (note 2)        1.25%     0.15%                              0.25%                   1.65%
Separate Account
  Charge 1.70%         S    Vintage XTRA (Series II)
                              (note 2)                   1.40%     0.15%    0.15%                                             1.70%
Separate Account
  Charge 1.80% (A)     S    Portfolio Architect XTRA
                              (notes 2-4)                1.25%     0.15%            0.40%                                     1.80%
                       S    Vintage XTRA (note 2)        1.25%     0.15%            0.40%                                     1.80%

                                                                                    Asset-based Charges
                                                          -------------------------------------------------------------------------
                                                                                           Optional Features
Separate Account     Dth                                                   ------------------------------------------------  Total
   Charge (1)        Ben    Product                       M&E      ADM     E.S.P.  GMWB I  GMWB II  GMWB III   GMAB  PP (5)  Charge
   ----------        ---    -------                       ---      ---     ------  ------  -------  --------   ----  ------  ------
Separate Account
  Charge 1.80% (B)     E    Portfolio Architect XTRA
                              (notes 2-4)                1.45%     0.15%    0.20%                                             1.80%
                       E    Vintage XTRA (note 2)        1.45%     0.15%    0.20%                                             1.80%
                       S    Vintage XTRA (Series II)
                              (note 2)                   1.40%     0.15%                              0.25%                   1.80%
                      SU    Vintage XTRA (Series II)
                              (note 2)                   1.50%     0.15%    0.15%                                             1.80%
Separate Account
  Charge 1.85%         R    Vintage XTRA (Series II)
                              (note 2)                   1.70%     0.15%                                                      1.85%
                       S    Portfolio Architect XTRA
                              (notes 2-4)                1.25%     0.15%    0.20%                     0.25%                   1.85%
                       S    Vintage XTRA (note 2)        1.25%     0.15%    0.20%                     0.25%                   1.85%
                       E    Portfolio Architect XTRA
                              (notes 2-4)                1.45%     0.15%                              0.25%                   1.85%
                       E    Vintage XTRA (note 2)        1.45%     0.15%                              0.25%                   1.85%
Separate Account
  Charge 1.90%        SU    Vintage XTRA (Series II)
                              (note 2)                   1.50%     0.15%                              0.25%                   1.90%
                       S    Portfolio Architect XTRA
                              (notes 2-4)                1.25%     0.15%                    0.50%                             1.90%
                       S    Vintage XTRA (note 2)        1.25%     0.15%                    0.50%                             1.90%
Separate Account
  Charge 1.95%         S    Vintage XTRA (Series II)
                              (note 2)                   1.40%     0.15%            0.40%                                     1.95%
                       S    Vintage XTRA (Series II)
                              (note 2)                   1.40%     0.15%    0.15%                     0.25%                   1.95%
Separate Account
  Charge 2.00% (A)     S    Portfolio Architect XTRA
                              (notes 2-4)                1.25%     0.15%    0.20%   0.40%                                     2.00%
                       S    Vintage XTRA (note 2)        1.25%     0.15%    0.20%   0.40%                                     2.00%
Separate Account
  Charge 2.00% (B)     E    Portfolio Architect XTRA
                              (notes 2-4)                1.45%     0.15%            0.40%                                     2.00%
                       E    Vintage XTRA (note 2)        1.45%     0.15%            0.40%                                     2.00%
                       R    Vintage XTRA (Series II)
                              (note 2)                   1.70%     0.15%    0.15%                                             2.00%
Separate Account
  Charge 2.05%         S    Vintage XTRA (Series II)
                              (note 2)                   1.40%     0.15%                    0.50%                             2.05%
                       S    Vintage XTRA (Series II)
                              (note 2)                   1.40%     0.15%                                       0.50%          2.05%
                      SU    Vintage XTRA (Series II)
                              (note 2)                   1.50%     0.15%            0.40%                                     2.05%
                      SU    Vintage XTRA (Series II)
                              (note 2)                   1.50%     0.15%    0.15%                     0.25%                   2.05%
                       E    Portfolio Architect XTRA
                              (notes 2-4)                1.45%     0.15%    0.20%                     0.25%                   2.05%
                       E    Vintage XTRA (note 2)        1.45%     0.15%    0.20%                     0.25%                   2.05%

                                                                                    Asset-based Charges
                                                          -------------------------------------------------------------------------
                                                                                           Optional Features
Separate Account     Dth                                                   ------------------------------------------------  Total
   Charge (1)        Ben    Product                       M&E      ADM     E.S.P.  GMWB I  GMWB II  GMWB III   GMAB  PP (5)  Charge
   ----------        ---    -------                       ---      ---     ------  ------  -------  --------   ----  ------  ------
Separate Account
  Charge 2.10%         S    Vintage XTRA (Series II)
                              (note 2)                   1.40%     0.15%    0.15%   0.40%                                     2.10%
                       R    Vintage XTRA (Series II)
                              (note 2)                   1.70%     0.15%                              0.25%                   2.10%
                       S    Portfolio Architect XTRA
                              (notes 2-4)                1.25%     0.15%    0.20%           0.50%                             2.10%
                       S    Vintage XTRA (note 2)        1.25%     0.15%    0.20%           0.50%                             2.10%
                       E    Portfolio Architect XTRA
                              (notes 2-4)                1.45%     0.15%                    0.50%                             2.10%
                       E    Vintage XTRA
                              (note 2)                   1.45%     0.15%                    0.50%                             2.10%
Separate Account
  Charge 2.15% (B)    SU    Vintage XTRA (Series II)
                              (note 2)                   1.50%     0.15%                    0.50%                             2.15%
                      SU    Vintage XTRA (Series II)
                              (note 2)                   1.50%     0.15%                                       0.50%          2.15%
Separate Account
  Charge 2.20% (A)     S    Vintage XTRA (Series II)
                              (note 2)                   1.40%     0.15%    0.15%           0.50%                             2.20%
                       S    Index Annuity                1.25%     0.15%                                              0.80%   2.20%
                       S    Vintage XTRA (Series II)
                              (note 2)                   1.40%     0.15%    0.15%                              0.50%          2.20%
                      SU    Vintage XTRA (Series II)
                              (note 2)                   1.50%     0.15%    0.15%   0.40%                                     2.20%
Separate Account
  Charge 2.20% (B)     E    Portfolio Architect XTRA
                              (notes 2-4)                1.45%     0.15%    0.20%   0.40%                                     2.20%
                       E    Vintage XTRA (note 2)        1.45%     0.15%    0.20%   0.40%                                     2.20%
Separate Account
  Charge 2.25% (A)     R    Vintage XTRA (Series II)
                              (note 2)                   1.70%     0.15%    0.15%                     0.25%                   2.25%
                       S    Index Annuity                1.25%     0.15%                                              0.85%   2.25%
Separate Account
  Charge 2.25% (B)     R    Vintage XTRA (Series II)
                              (note 2)                   1.70%     0.15%            0.40%                                     2.25%
Separate Account
  Charge 2.30% (B)     E    Portfolio Architect XTRA
                               (notes 2-4)               1.45%     0.15%    0.20%           0.50%                             2.30%
                       E    Vintage XTRA (note 2)        1.45%     0.15%    0.20%           0.50%                             2.30%
                      SU    Vintage XTRA (Series II)
                              (note 2)                   1.50%     0.15%    0.15%           0.50%                             2.30%
                      SU    Vintage XTRA (Series II)
                              (note 2)                   1.50%     0.15%    0.15%                              0.50%          2.30%
Separate Account
  Charge 2.35% (A)     S    Index Annuity                1.25%     0.15%                                              0.95%   2.35%
                            Protected Equity Portfolio   1.25%     0.15%                                              0.95%   2.35%

                                                                                    Asset-based Charges
                                                          -------------------------------------------------------------------------
                                                                                           Optional Features
Separate Account     Dth                                                   ------------------------------------------------  Total
   Charge (1)        Ben    Product                       M&E      ADM     E.S.P.  GMWB I  GMWB II  GMWB III   GMAB  PP (5)  Charge
   ----------        ---    -------                       ---      ---     ------  ------  -------  --------   ----  ------  ------
Separate Account
  Charge 2.35% (B)     R    Vintage XTRA (Series II)
                              (note 2)                   1.70%     0.15%                                       0.50%          2.35%
                       R    Vintage XTRA (Series II)
                              (note 2)                   1.70%     0.15%                    0.50%                             2.35%
Separate Account
  Charge 2.40% (A)     S    Index Annuity                1.25%     0.15%                                              1.00%   2.40%
                       R    Vintage XTRA (Series II)
                              (note 2)                   1.70%     0.15%    0.15%   0.40%                                     2.40%
Separate Account
  Charge 2.40% (C)     E    Index Annuity                1.45%     0.15%                                              0.80%   2.40%
Separate Account
  Charge 2.45%         E    Index Annuity                1.45%     0.15%                                              0.85%   2.45%
Separate Account
  Charge 2.50% (A)     R    Vintage XTRA (Series II)
                              (note 2)                   1.70%     0.15%    0.15%           0.50%                             2.50%
                       S    Index Annuity                1.25%     0.15%                                              1.10%   2.50%
Separate Account
  Charge 2.50% (B)     R    Vintage XTRA (Series II)
                              (note 2)                   1.70%     0.15%    0.15%                              0.50%          2.50%
Separate Account
  Charge 2.55% (A)     E    Index Annuity                1.45%     0.15%                                              0.95%   2.55%
Separate Account
  Charge 2.55% (B)     S    Index Annuity                1.25%     0.15%                                              1.15%   2.55%
Separate Account
  Charge 2.60%         E    Index Annuity                1.45%     0.15%                                              1.00%   2.60%
Separate Account
  Charge 2.70%         E    Index Annuity                1.45%     0.15%                                              1.10%   2.70%
Separate Account
  Charge 2.75% (A)     E    Index Annuity                1.45%     0.15%                                              1.15%   2.75%
Separate Account
  Charge 2.75% (B)     S    Index Annuity                1.25%     0.15%                                              1.35%   2.75%
Separate Account
  Charge 2.85%         S    Index Annuity                1.25%     0.15%                                              1.45%   2.85%
Separate Account
  Charge 2.90%         S    Index Annuity                1.25%     0.15%                                              1.50%   2.90%
Separate Account
  Charge 2.90%              Protected Equity Portfolio   1.25%     0.15%                                              1.50%   2.90%
Separate Account
  Charge 2.95%         E    Index Annuity                1.45%     0.15%                                              1.35%   2.95%
Separate Account
  Charge 3.05% (A)     E    Index Annuity                1.45%     0.15%                                              1.45%   3.05%
Separate Account
  Charge 3.05% (B)     S    Index Annuity                1.25%     0.15%                                              1.65%   3.05%
Separate Account
  Charge 3.10%         E    Index Annuity                1.45%     0.15%                                              1.50%   3.10%
Separate Account
  Charge 3.20%         S    Index Annuity                1.25%     0.15%                                              1.80%   3.20%
Separate Account
  Charge 3.25%         E    Index Annuity                1.45%     0.15%                                              1.65%   3.25%
Separate Account
  Charge 3.30%         S    Index Annuity                1.25%     0.15%                                              1.90%   3.30%
Separate Account
  Charge 3.40% (A)     S    Index Annuity                1.25%     0.15%                                              2.00%   3.40%

3. CONTRACT CHARGES -- (Concluded)

                                                                                    Asset-based Charges
                                                          -------------------------------------------------------------------------
                                                                                           Optional Features
Separate Account     Dth                                                   ------------------------------------------------  Total
   Charge (1)        Ben    Product                       M&E      ADM     E.S.P.  GMWB I  GMWB II  GMWB III   GMAB  PP (5)  Charge
   ----------        ---    -------                       ---      ---     ------  ------  -------  --------   ----  ------  ------
Separate Account
  Charge 3.40% (B)     E    Index Annuity                1.45%     0.15%                                              1.80%   3.40%
Separate Account
  Charge 3.50% (A)     E    Index Annuity                1.45%     0.15%                                              1.90%   3.50%
Separate Account
  Charge 3.50% (B)          Protected Equity Portfolio   1.25%     0.15%                                              2.10%   3.50%
Separate Account
  Charge 3.60%         E    Index Annuity                1.45%     0.15%                                              2.00%   3.60%

(1) Certain accumulation and annuity unit values may not be available through certain Subaccounts.

(2) An amount equal to the underlying fund expenses that are in excess of 0.90% is being waived for the Harris Oakmark International Subaccount (Class A) of the Met Investors Series Trust.

(3) An amount equal to the underlying fund expenses that are in excess of 0.59% is being waived for the Lord Abbett Growth and Income Subaccount (Class B) of the Met Investors Series Trust.

(4) A waiver of 0.15% of the M&E charge applies to the Subaccount investing in the Western Asset Management U.S. Government Subaccount (Class A) of the Metropolitan Series Fund, Inc.

(5)   The  Index  Annuity  product  offered  an  optional   feature,   Principal
      Protection Guarantee, for an annual Principal Protection Fee of up to 2.00% (deducted daily from the Contract value). If this was selected, and money is withdrawn prior to the maturity date, there is no refund of the charge and the Company may deduct an additional Principal Protection Cancellation Charge of up to 4%. The Protected Equity Portfolio product includes the Principal Protection Benefit (not optional). The asset based charges include an annual Principal Protection Fee of up to 2.50% (deducted daily from the Contract value). The charge is set periodically and locks in at the Contract purchase.

An annual Administrative Charge (prorated for partial periods) is assessed through the redemption of units and paid to the Company to cover contract administrative charges as follows:

Product                                      Administrative Charge
-------                                      ---------------------
Portfolio Architect XTRA                     $40 for contract values less than $100,000
Vintage XTRA                                 $40 for contract values less than $100,000
Vintage XTRA (Series II)                     $40 for contract values less than $100,000
Index Annuity                                $30 for contract values less than $50,000
Protected Equity Portfolio                   $30 for contract values less than $50,000

No sales charges are deducted from participant purchase payments when they are received. However, in the accumulation phase, a withdrawal charge will apply, if the purchase payments and any associated purchase payment Credits are withdrawn. Likewise, in the annuity phase, if the Variable Liquidity Benefit is selected, there is a surrender charge associated with the amounts withdrawn. The charges for withdrawals in the accumulation and annuity phases are assessed through the redemption of units and listed directly below.

Product                                      Withdrawal/Surrender Charges (as a percentage of the amount withdrawn)
-------                                      ----------------------------------------------------------------------
Portfolio Architect XTRA                     Maximum percentage is 8% decreasing to 0% after nine full years
Vintage XTRA                                 Maximum percentage is 8% decreasing to 0% after nine full years
Vintage XTRA (Series II)                     Maximum percentage is 8% decreasing to 0% after nine full years
Index Annuity                                Maximum percentage is 6% decreasing to 0% after eight full years
Protected Equity Portfolio                   Maximum percentage is 9% decreasing to 0% after ten full years

For a full explanation of product charges and associated product features and benefits, please refer to your product prospectus.

4. STATEMENT OF INVESTMENTS

                                                                                 As of and for the period ended December 31, 2006
                                                                           ---------------------------------------------------------
INVESTMENTS                                                                   No. of         Market         Cost of       Proceeds
                                                                              Shares          Value        Purchases     from Sales
                                                                           ------------   ------------   ------------   ------------
AIM Variable Insurance Funds (0.1%)
  AIM V.I. Core Equity Subaccount (Series I) (Cost $905,489)                     36,102   $    982,694   $  1,205,206   $    308,834
  AIM V.I. Premier Equity Subaccount (Series I) (Cost $0)                            --             --         17,351      1,239,177
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $905,489)                                                        36,102   $    982,694   $  1,222,557   $  1,548,011
                                                                           ============   ============   ============   ============
AllianceBernstein Variable Products Series Fund, Inc. (0.0%)
  AllianceBernstein Growth and Income Subaccount (Class B) (Cost $0)                 --   $         --   $    199,316   $  1,952,725
  AllianceBernstein Large Cap Growth Subaccount (Class B) (Cost $0)                  --             --         37,709      2,735,606
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $0)                                                                  --   $         --   $    237,025   $  4,688,331
                                                                           ============   ============   ============   ============
American Funds Insurance Series (10.6%)
  American Funds Global Growth Subaccount (Class 2) (Cost $13,365,076)          778,510   $ 18,131,499   $  2,642,603   $  1,136,359
  American Funds Growth Subaccount (Class 2) (Cost $32,114,893)                 624,341     40,007,742      5,053,351      1,734,137
  American Funds Growth and Income Subaccount (Class 2)
   (Cost $35,895,127)                                                         1,005,699     42,430,424      5,751,090      1,800,732
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $81,375,096)                                                  2,408,550   $100,569,665   $ 13,447,044   $  4,671,228
                                                                           ============   ============   ============   ============
Capital Appreciation Fund (0.0%)
  Capital Appreciation Subaccount
    Total (Cost $0)                                                                  --   $         --   $    202,220   $  1,763,027
                                                                           ============   ============   ============   ============
Credit Suisse Trust (0.0%)
  Credit Suisse Trust Emerging Markets Subaccount
    Total (Cost $118,391)                                                        10,955   $    239,372   $     55,852   $     52,103
                                                                           ============   ============   ============   ============
Delaware VIP Trust (0.0%)
  Delaware VIP REIT Subaccount (Standard Class)
    Total (Cost $0)                                                                  --   $         --   $    554,074   $  3,601,536
                                                                           ============   ============   ============   ============
Dreyfus Variable Investment Fund (0.2%)
  Dreyfus VIF Appreciation Subaccount (Initial Shares) (Cost $551,895)           16,952   $    721,289   $     41,323   $    473,670
  Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
   (Cost $1,284,943)                                                             38,322      1,610,664        197,971        289,274
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $1,836,838)                                                      55,274   $  2,331,953   $    239,294   $    762,944
                                                                           ============   ============   ============   ============
DWS Investments VIT Funds (0.0%)
  DWS VIT Small Cap Index Subaccount (Class A)
    Total (Cost $221,451)                                                        20,603   $    332,118   $     17,709   $    348,635
                                                                           ============   ============   ============   ============
FAM Variable Series Funds, Inc. (0.0%)
  FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (Cost $0)              --   $         --   $     19,692   $    371,865
  FAMVS Mercury Value Opportunities V.I. Subaccount (Class III)
   (Cost $0)                                                                         --             --        385,217      1,980,324
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $0)                                                                  --   $         --   $    404,909   $  2,352,189
                                                                           ============   ============   ============   ============
Franklin Templeton Variable Insurance Products Trust (2.5%)
  FTVIPT Franklin Income Securities Subaccount (Class 2)
   (Cost $3,445,814)                                                            217,815   $  3,781,275   $  2,188,057   $    188,614
  FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2)
    (Cost $1,579,100)                                                            88,884      1,966,995         85,380        410,740
  FTVIPT Mutual Shares Securities Subaccount (Class 2) (Cost $0)                     --             --        817,672      7,644,564
  FTVIPT Templeton Developing Markets Securities Subaccount (Class 2)
    (Cost $4,536,968)                                                           465,279      6,416,192      1,536,485        850,802
  FTVIPT Templeton Foreign Securities Subaccount (Class 2)
   (Cost $8,522,438)                                                            592,878     11,098,685      1,663,801        673,552
  FTVIPT Templeton Growth Securities Subaccount (Class 2) (Cost $0)                  --             --        818,300      5,663,535
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $18,084,320)                                                  1,364,856   $ 23,263,147   $  7,109,695   $ 15,431,807
                                                                           ============   ============   ============   ============
High Yield Bond Trust (0.0%)
  High Yield Bond Subaccount
    Total (Cost $0)                                                                  --   $         --   $      2,737   $     37,271
                                                                           ============   ============   ============   ============

                                                                                         As of and for the period ended
                                                                                         December 31, 2006 -- (Continued)
                                                                           ---------------------------------------------------------
INVESTMENTS                                                                   No. of         Market         Cost of       Proceeds
                                                                              Shares          Value        Purchases     from Sales
                                                                           ------------   ------------   ------------   ------------
Janus Aspen Series (0.3%)
  Janus Aspen Balanced Subaccount (Service Shares) (Cost $0)                         --   $         --   $      7,034   $  2,796,045
  Janus Aspen Global Life Sciences Subaccount (Service Shares)
   (Cost $525,678)                                                               74,918        704,231         64,322        123,852
  Janus Aspen Global Technology Subaccount (Service Shares)
   (Cost $358,302)                                                              102,065        435,817         43,982        141,384
  Janus Aspen Mid Cap Growth Subaccount (Service Shares)
   (Cost $695,182)                                                               31,156      1,002,913         54,521        241,189
  Janus Aspen Worldwide Growth Subaccount (Service Shares)
   (Cost $751,193)                                                               28,703        924,520         37,433        190,030
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $2,330,355)                                                     236,842   $  3,067,481   $    207,292   $  3,492,500
                                                                           ============   ============   ============   ============
Lazard Retirement Series, Inc. (0.0%)
  Lazard Retirement Small Cap Subaccount
    Total (Cost $0)                                                                  --   $         --   $    484,867   $  2,093,438
                                                                           ============   ============   ============   ============
Legg Mason Partners Investment Series (0.1%)
  LMPIS Dividend Strategy Subaccount (Cost $690,802)                             79,295   $    796,123   $     52,993   $     66,088
  LMPIS Premier Selections All Cap Growth Subaccount (Cost $279,662)             25,073        335,472         10,859         17,975
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $970,464)                                                       104,368   $  1,131,595   $     63,852   $     84,063
                                                                           ============   ============   ============   ============
Legg Mason Partners Variable Portfolios V (0.2%)
  LMPVPV Small Cap Growth Opportunities Subaccount
    Total (Cost $1,645,282)                                                     153,920   $  1,759,305   $    303,552   $    220,284
                                                                           ============   ============   ============   ============
Legg Mason Partners Variable Portfolios I, Inc. (1.4%)
  LMPVPI All Cap Subaccount (Class I) (Cost $4,591,691)                         314,316   $  6,135,446   $    412,959   $  1,007,322
  LMPVPI Investors Subaccount (Class I) (Cost $3,099,982)                       255,780      4,233,157        387,125        535,672
  LMPVPI Large Cap Growth Subaccount (Class I) (Cost $367,633)                   36,140        464,034         34,498        213,184
  LMPVPI Small Cap Growth Subaccount (Class I) (Cost $2,152,661)                180,768      2,650,055        238,475        301,979
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $10,211,967)                                                    787,004   $ 13,482,692   $  1,073,057   $  2,058,157
                                                                           ============   ============   ============   ============
Legg Mason Partners Variable Portfolios II (52.4%)
  LMPVPII Aggressive Growth Subaccount (Class I) (Cost $343,195)                 17,622   $    456,593   $     62,876   $     14,138
  LMPVPII Appreciation Subaccount (Cost $5,844,468)                             264,161      7,066,308        519,715        800,029
  LMPVPII Diversified Strategic Income Subaccount (Cost $3,132,524)             338,158      3,019,753        215,870        357,429
  LMPVPII Equity Index Subaccount (Class I) (Cost $417,866,968)              13,788,183    470,177,041     19,573,349     40,778,536
  LMPVPII Equity Index Subaccount (Class II) (Cost $5,648,005)                  205,180      7,002,802        660,260        946,559
  LMPVPII Fundamental Value Subaccount (Cost $8,044,061)                        408,324      9,305,704      1,026,411      1,445,570
  LMPVPII Growth and Income Subaccount (Class I) (Cost $135,992)                 31,915        179,999          1,963          8,242
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $441,015,213)                                                15,053,543   $497,208,200   $ 22,060,444   $ 44,350,503
                                                                           ============   ============   ============   ============
Legg Mason Partners Variable Portfolios III, Inc. (4.3%)
  LMPVPIII Adjustable Rate Income Subaccount (Cost $2,938,027)                  291,306   $  2,878,104   $    975,763   $    198,310
  LMPVPIII Aggressive Growth Subaccount (Cost $12,493,483)                      966,519     15,618,941      2,024,463      1,545,710
  LMPVPIII High Income Subaccount (Cost $5,298,980)                             705,807      5,159,449        890,883        703,839
  LMPVPIII International All Cap Growth Subaccount (Cost $249,404)               21,336        368,691         14,677         47,073
  LMPVPIII Large Cap Growth Subaccount (Cost $3,841,745)                        287,428      4,532,738        623,406        897,047
  LMPVPIII Large Cap Value Subaccount (Cost $1,095,020)                          61,454      1,334,156         39,536         83,619
  LMPVPIII Mid Cap Core Subaccount (Cost $2,987,564)                            231,648      3,319,512        499,091        231,117
  LMPVPIII Money Market Subaccount (Cost $7,195,753)                          7,195,753      7,195,753      3,313,791      2,265,693
  LMPVPIII Social Awareness Stock Subaccount (Cost $22,335)                         921         24,871          6,104         12,023
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $36,122,311)                                                  9,762,172   $ 40,432,215   $  8,387,714   $  5,984,431
                                                                           ============   ============   ============   ============

                                                                                         As of and for the period ended
                                                                                         December 31, 2006 -- (Continued)
                                                                           ---------------------------------------------------------
INVESTMENTS                                                                   No. of         Market         Cost of       Proceeds
                                                                              Shares          Value        Purchases     from Sales
                                                                           ------------   ------------   ------------   ------------
Legg Mason Partners Variable Portfolios IV (6.3%)
  LMPVPIV Multiple Discipline Subaccount-All Cap Growth and Value
    (Cost $19,263,532)                                                        1,345,398   $ 22,091,434   $  2,153,801   $  2,806,662
  LMPVPIV Multiple Discipline Subaccount-Balanced All Cap Growth and
    Value (Cost $20,449,137)                                                  1,569,337     22,300,285      2,147,180      1,682,687
  LMPVPIV Multiple Discipline Subaccount-Global All Cap Growth and
    Value (Cost $9,325,736)                                                     604,999     10,859,731      1,239,715      1,706,972
  LMPVPIV Multiple Discipline Subaccount-Large Cap Growth and Value
    (Cost $3,732,377)                                                           263,743      4,193,516        416,660        286,132
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $52,770,782)                                                  3,783,477   $ 59,444,966   $  5,957,356   $  6,482,453
                                                                           ============   ============   ============   ============
Lord Abbett Series Fund, Inc. (1.4%)
  Lord Abbett Growth and Income Subaccount (Class VC) (Cost $5,031,273)         190,773   $  5,597,286   $    693,521   $    428,830
  Lord Abbett Mid-Cap Value Subaccount (Class VC) (Cost $7,146,406)             345,249      7,519,521      1,525,321        660,826
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $12,177,679)                                                    536,022   $ 13,116,807   $  2,218,842   $  1,089,656
                                                                           ============   ============   ============   ============
Managed Assets Trust (0.0%)
  Managed Assets Subaccount
    Total (Cost $0)                                                                  --   $         --   $      9,436   $    236,591
                                                                           ============   ============   ============   ============
Met Investors Series Trust (4.6%)
  MIST Batterymarch Mid Cap Stock Subaccount (Class A)
    (Cost $1,207,060)                                                            60,240   $  1,170,471   $  1,413,497   $    194,123
  MIST BlackRock High Yield Subaccount (Class A) (Cost $1,985,579)              236,309      2,107,879      2,400,979        416,480
  MIST BlackRock Large Cap Core Subaccount (Class A) (Cost $1,164,979)          111,339      1,246,999      1,289,753        123,854
  MIST Dreman Small Cap Value Subaccount (Class A) (Cost $172,635)               13,479        185,603        186,585         14,119
  MIST Harris Oakmark International Subaccount (Class A)
    (Cost $3,529,618)                                                           206,339      3,926,640      3,754,640        225,810
  MIST Janus Capital Appreciation Subaccount (Class A)
    (Cost $1,691,159)                                                            22,626      1,756,685      1,821,736        126,012
  MIST Legg Mason Partners Managed Assets Subaccount (Class A)
    (Cost $187,695)                                                              11,051        199,692        195,730          8,361
  MIST Lord Abbett Bond Debenture Subaccount (Class A)
    (Cost $1,663,647)                                                           140,868      1,762,254      2,134,392        473,067
  MIST Lord Abbett Growth and Income Subaccount (Class B)
    (Cost $9,829,969)                                                           365,734     10,679,443     10,450,019        624,535
  MIST Lord Abbett Mid Cap Value Subaccount (Class B) (Cost $153,197)             7,489        168,945        158,824          5,613
  MIST Met/AIM Capital Appreciation Subaccount (Class A)
    (Cost $2,221,892)                                                           182,490      1,976,370      2,480,813        249,682
  MIST Met/AIM Small Cap Growth Subaccount (Class A) (Cost $138,037)             10,388        140,554        153,659         15,645
  MIST MFS(R) Value Subaccount (Class A) (Cost $4,023,841)                      298,115      4,245,164      4,321,096        309,305
  MIST Neuberger Berman Real Estate Subaccount (Class A)
    (Cost $3,367,826)                                                           225,957      4,096,596      3,797,464        450,890
  MIST Pioneer Fund Subaccount (Class A) (Cost $630,042)                         46,809        684,823        663,731         33,724
  MIST Pioneer Mid Cap Value Subaccount (Class A) (Cost $119,885)                10,547        125,931        125,350          5,262
  MIST Pioneer Strategic Income Subaccount (Class A) (Cost $5,640,373)          594,310      5,622,175      6,073,774        442,153
  MIST Third Avenue Small Cap Value Subaccount (Class B)
    (Cost $3,730,646)                                                           220,972      3,849,328      3,853,256        120,409
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $41,458,080)                                                  2,765,062   $ 43,945,552   $ 45,275,298   $  3,839,044
                                                                           ============   ============   ============   ============
Metropolitan Series Fund, Inc. (8.2%)
  MSF BlackRock Aggressive Growth Subaccount (Class D)
    (Cost $2,256,494)                                                            93,752   $  2,231,295   $  2,583,937   $    309,259
  MSF BlackRock Bond Income Subaccount (Class A) (Cost $3,941,486)               38,063      4,133,982      4,395,929        462,111
  MSF BlackRock Bond Income Subaccount (Class E) (Cost $3,635,608)               35,296      3,808,034      3,775,783        143,274
  MSF BlackRock Money Market Subaccount (Class A) (Cost $5,062,715)              50,627      5,062,715      9,250,776      4,188,061
  MSF Capital Guardian U.S. Equity Subaccount (Class A) (Cost $207,364)          16,200        215,465        236,382         29,689
  MSF FI Large Cap Subaccount (Class A) (Cost $3,794,991)                       257,320      3,890,676      4,451,138        621,164
  MSF FI Value Leaders Subaccount (Class D) (Cost $8,573,289)                    42,754      8,890,599      9,704,214      1,103,565
  MSF MetLife Aggressive Allocation Subaccount (Class B)
    (Cost $478,007)                                                              42,316        517,950        500,558         21,867
  MSF MetLife Conservative Allocation Subaccount (Class B)
    (Cost $64,955)                                                                6,486         68,358         65,989          1,050
  MSF MetLife Conservative to Moderate Allocation Subaccount (Class B)
    (Cost $704,116)                                                              67,858        747,796        721,551         17,834
  MSF MetLife Moderate Allocation Subaccount (Class B)
    (Cost $2,932,733)                                                           271,885      3,121,242      3,004,702         72,281
  MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B)
    (Cost $3,910,605)                                                           352,302      4,206,487      3,957,208         47,034
  MSF MFS(R) Total Return Subaccount (Class F) (Cost $29,422,233)               204,560     31,782,523     31,561,713      2,181,761

                                                                                         As of and for the period ended
                                                                                         December 31, 2006 -- (Continued)
                                                                           ---------------------------------------------------------
INVESTMENTS                                                                   No. of         Market         Cost of       Proceeds
                                                                              Shares          Value        Purchases     from Sales
                                                                           ------------   ------------   ------------   ------------
Metropolitan Series Fund, Inc. -- (Continued)
  MSF Oppenheimer Global Equity Subaccount (Class B) (Cost $5,990,941)          380,972      6,400,336      6,433,047        436,863
  MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
    (Cost $2,619,755)                                                           186,920      2,839,315      2,786,468        164,866
  MSF Western Asset Management High Yield Bond Subaccount (Class A)
    (Cost $61,515)                                                                6,178         63,697         98,050         37,471
  MSF Western Asset Management U.S. Government Subaccount (Class A)
    (Cost $15,296)                                                                1,299         15,982         53,031         39,499
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $73,672,103)                                                  2,054,788   $ 77,996,452   $ 83,580,476   $  9,877,649
                                                                           ============   ============   ============   ============
Money Market Portfolio (0.0%)
Money Market Subaccount
Total (Cost $0)                                                                      --   $         --   $  1,840,147   $  6,077,305
                                                                           ============   ============   ============   ============
PIMCO Variable Insurance Trust (3.8%)
  PIMCO VIT Real Return Subaccount (Administrative Class)
    (Cost $9,278,626)                                                           725,856   $  8,659,461   $  2,177,123   $  1,283,940
  PIMCO VIT Total Return Subaccount (Administrative Class)
    (Cost $27,532,414)                                                        2,672,943     27,050,179      4,941,694      1,850,292
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $36,811,040)                                                  3,398,799   $ 35,709,640   $  7,118,817   $  3,134,232
                                                                           ============   ============   ============   ============
Putnam Variable Trust (0.8%)
  Putnam VT Discovery Growth Subaccount (Class IB) (Cost $213,577)               50,606   $    299,588   $         --   $      8,616
  Putnam VT International Equity Subaccount (Class IB) (Cost $607,147)           45,513        939,382        140,186        105,087
  Putnam VT Small Cap Value Subaccount (Class IB) (Cost $4,887,027)             270,449      6,563,787      1,021,291        765,859
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $5,707,751)                                                     366,568   $  7,802,757   $  1,161,477   $    879,562
                                                                           ============   ============   ============   ============
The Travelers Series Trust (0.0%)
  Travelers AIM Capital Appreciation Subaccount (Cost $0)                            --   $         --   $     33,784   $  2,241,440
  Travelers Convertible Securities Subaccount (Cost $0)                              --             --         48,250      2,213,015
  Travelers Disciplined Mid Cap Stock Subaccount (Cost $0)                           --             --        214,306      1,318,262
  Travelers Equity Income Subaccount (Cost $0)                                       --             --      1,309,455      9,918,857
  Travelers Federated High Yield Subaccount (Cost $0)                                --             --        385,192      2,291,405
  Travelers Federated Stock Subaccount (Cost $0)                                     --             --         90,516        596,083
  Travelers Large Cap Subaccount (Cost $0)                                           --             --        137,150      1,606,456
  Travelers Managed Allocation Series: Aggressive Subaccount (Cost $0)               --             --        133,007        426,417
  Travelers Managed Allocation Series: Conservative Subaccount
    (Cost $0)                                                                        --             --          5,110         64,339
  Travelers Managed Allocation Series: Moderate Subaccount (Cost $0)                 --             --        703,604      2,816,147
  Travelers Managed Allocation Series: Moderate-Aggressive Subaccount
    (Cost $0)                                                                        --             --      1,206,320      3,099,776
  Travelers Managed Allocation Series: Moderate-Conservative Subaccount
    (Cost $0)                                                                        --             --        225,251        679,242
  Travelers Managed Income Subaccount (Cost $0)                                      --             --        355,323      3,786,050
  Travelers Mercury Large Cap Core Subaccount (Cost $0)                              --             --         52,561      1,203,871
  Travelers MFS(R) Mid Cap Growth Subaccount (Cost $0)                               --             --        176,665      3,026,937
  Travelers MFS(R) Total Return Subaccount (Cost $0)                                 --             --      2,242,154     28,938,530
  Travelers MFS(R) Value Subaccount (Cost $0)                                        --             --        516,965      4,015,536
  Travelers Mondrian International Stock Subaccount (Cost $0)                        --             --        420,009      3,774,896
  Travelers Pioneer Fund Subaccount (Cost $0)                                        --             --         31,305        689,174
  Travelers Pioneer Mid Cap Value Subaccount (Cost $0)                               --             --         54,804        109,399
  Travelers Pioneer Strategic Income Subaccount (Cost $0)                            --             --        717,901      5,029,017
  Travelers Quality Bond Subaccount (Cost $0)                                        --             --        316,150      4,701,347
  Travelers Strategic Equity Subaccount (Cost $0)                                    --             --        134,793      2,897,665
  Travelers Style Focus Series: Small Cap Growth Subaccount (Cost $0)                --             --         25,170         98,220
  Travelers Style Focus Series: Small Cap Value Subaccount (Cost $0)                 --             --         13,910         69,714
  Travelers U.S. Government Securities Subaccount (Cost $0)                          --             --          4,002        110,409
  Travelers Van Kampen Enterprise Subaccount (Cost $0)                               --             --         95,036        240,551
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $0)                                                                  --   $         --   $  9,648,693   $ 85,962,755
                                                                           ============   ============   ============   ============

4. STATEMENT OF INVESTMENTS -- (Concluded)

                                                                                         As of and for the period ended
                                                                                         December 31, 2006 -- (Concluded)
                                                                           ---------------------------------------------------------
INVESTMENTS                                                                   No. of         Market         Cost of       Proceeds
                                                                              Shares          Value        Purchases     from Sales
                                                                           ------------   ------------   ------------   ------------
Van Kampen Life Investment Trust (0.2%)
  Van Kampen LIT Comstock Subaccount (Class II) (Cost $1,015,116)                86,086   $  1,265,467   $    176,284   $    225,803
  Van Kampen LIT Enterprise Subaccount (Class II) (Cost $86,079)                  5,982         93,088         71,151          1,656
  Van Kampen LIT Strategic Growth Subaccount (Class I) (Cost $761,306)           27,776        800,236         28,881         95,436
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $1,862,501)                                                     119,844   $  2,158,791   $    276,316   $    322,895
                                                                           ============   ============   ============   ============
Variable Insurance Products Fund (2.6%)
  VIP Contrafund(R) Subaccount (Service Class 2) (Cost $2,319,508)              102,360   $  3,184,420   $    575,997   $    445,944
  VIP Contrafund(R) Subaccount (Service Class) (Cost $9,343,140)                335,388     10,524,484      3,320,147      1,195,015
  VIP Dynamic Capital Appreciation Subaccount (Service Class 2)
    (Cost $214,095)                                                              34,724        329,187         16,777         24,455
  VIP Mid Cap Subaccount (Service Class 2) (Cost $8,920,654)                    312,698     10,709,915      2,553,927        708,738
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $20,797,397)                                                    785,170   $ 24,748,006   $  6,466,848   $  2,374,152
                                                                           ============   ============   ============   ============

5. FINANCIAL HIGHLIGHTS

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity
    Subaccount (Series I)                 2006        909   1.080 - 1.081       983           0.50   1.40 - 1.60         8.00 - 8.10
  AIM V.I. Premier Equity
    Subaccount (Series I)                 2006         --   0.849 - 0.857        --           1.04   1.40 - 1.60         5.02 - 5.07
                                          2005      1,441   0.808 - 0.816     1,169           0.81   1.40 - 1.60         3.99 - 4.21
                                          2004      1,638   0.777 - 0.783     1,278           0.45   1.40 - 1.60         4.02 - 4.26
                                          2003      1,750   0.747 - 0.751     1,310           0.29   1.40 - 1.60       23.06 - 23.32
                                          2002      1,888   0.607 - 0.609     1,147           0.49   1.40 - 1.60   (31.33) - (31.19)
AllianceBernstein Variable Products
  Series Fund, Inc.
  AllianceBernstein Growth and
    Income Subaccount (Class B)           2006         --   1.156 - 1.462        --           --     1.40 - 2.40         4.26 - 4.56
                                          2005      1,379   1.108 - 1.399     1,664           1.10   1.40 - 2.40         2.06 - 4.73
                                          2004        606   1.115 - 1.362       725           0.56   1.40 - 2.40         0.52 - 9.74
                                          2003        231   1.020 - 1.247       240           0.82   1.40 - 2.25        0.27 - 30.33
                                          2002         55   0.786 - 0.788        43           0.13   1.40 - 1.80      (21.40) - 7.80
  AllianceBernstein Large Cap Growth
    Subaccount (Class B)                  2006         --   0.730 - 1.345        --           --     1.40 - 2.25     (2.85) - (1.98)
                                          2005      3,138   0.747 - 1.378     2,699           --     1.40 - 2.25       12.27 - 20.18
                                          2004      2,997   0.661 - 1.222     2,090           --     1.40 - 2.25        5.95 - 15.66
                                          2003      3,120   0.620 - 1.148     1,966           --     1.40 - 2.25        0.18 - 21.60
                                          2002      2,924   0.511 - 0.514     1,497           --     1.40 - 1.60   (31.87) - (31.74)
American Funds Insurance Series
  American Funds Global Growth
    Subaccount (Class 2)                  2006     11,266   1.324 - 1.932    18,130           0.87   1.40 - 2.50       17.45 - 18.71
                                          2005     10,069   1.120 - 1.634    13,732           0.62   1.40 - 2.50        9.59 - 16.59
                                          2004      4,097   1.087 - 1.458     4,951           0.38   1.40 - 2.40        9.68 - 13.07
                                          2003      2,103   0.980 - 1.308     2,093           0.42   1.40 - 2.25        0.25 - 33.47
                                          2002      1,918   0.736 - 0.741     1,415           0.93   1.40 - 1.60   (16.08) - (15.80)
  American Funds Growth
    Subaccount (Class 2)                  2006     26,935   1.240 - 1.762    40,004           0.81   1.40 - 2.50         7.48 - 8.67
                                          2005     24,455   1.147 - 1.628    33,577           0.86   1.40 - 2.50        8.54 - 18.49
                                          2004      9,895   1.078 - 1.426    11,743           0.24   1.40 - 2.40        4.90 - 11.99
                                          2003      4,171   0.981 - 1.291     4,119           0.12   1.40 - 2.05        3.33 - 34.92
                                          2002      3,190   0.728 - 0.733     2,329           0.03   1.40 - 1.60   (25.71) - (25.51)
  American Funds Growth and Income
    Subaccount (Class 2)                  2006     29,306   1.178 - 1.611    42,426           1.61   1.40 - 2.50       12.39 - 13.65
                                          2005     26,875   1.042 - 1.424    34,468           1.68   1.40 - 2.50         3.32 - 9.88
                                          2004     11,248   1.066 - 1.370    14,077           1.28   1.40 - 2.40        3.95 - 10.32
                                          2003      4,399   1.147 - 1.263     5,108           1.22   1.40 - 2.05        5.33 - 30.54
                                          2002      2,992   0.885 - 0.894     2,662           1.22   1.40 - 1.80   (19.84) - (19.46)
Capital Appreciation Fund
  Capital Appreciation Fund               2006         --   0.662 - 1.601        --             --   1.40 - 2.25     (4.98) - (0.89)
                                          2005      2,330   0.669 - 1.619     1,635             --   1.40 - 2.15        6.94 - 16.55
                                          2004      2,294   0.575 - 1.395     1,336             --   1.40 - 1.80       17.42 - 17.89
                                          2003      2,691   0.489 - 1.188     1,330           0.05   1.40 - 1.80       21.85 - 23.00
                                          2002      2,524   0.398 - 0.400     1,007           1.57   1.40 - 1.60   (26.16) - (26.06)
Credit Suisse Trust
  Credit Suisse Trust Emerging
    Markets Subaccount                    2006        145   1.642 - 1.664       239           0.56   1.40 - 1.60       30.42 - 30.71
                                          2005        143   1.259 - 1.273       181           0.73   1.40 - 1.60       25.90 - 26.16
                                          2004        146   1.000 - 1.009       147           0.29   1.40 - 1.60       23.00 - 23.20
                                          2003        139   0.813 - 0.819       114             --   1.40 - 1.60       40.66 - 40.96
                                          2002         75   0.578 - 0.581        44           0.13   1.40 - 1.60   (12.95) - (12.89)

                                      10  3

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
Delaware VIP Trust
  Delaware VIP REIT Subaccount
    (Standard Class)                      2006         --   1.415 - 3.069        --           1.97   1.40 - 2.40       19.80 - 30.76
                                          2005      1,416   1.087 - 2.347     3,064           1.76   1.40 - 2.40       (4.40) - 7.22
                                          2004      1,080   1.708 - 2.221     2,387           1.95   1.40 - 1.80       29.10 - 29.58
                                          2003      1,010   1.323 - 1.714     1,725           2.16   1.40 - 1.80        4.01 - 32.15
                                          2002        719   1.290 - 1.297       931           1.76   1.40 - 1.60         2.87 - 3.10
Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation
    Subaccount (Initial Shares)           2006        688   1.036 - 1.387       721           1.54   1.40 - 2.00       14.16 - 14.88
                                          2005      1,154   0.904 - 1.215     1,050           0.02   1.40 - 2.00         2.36 - 2.93
                                          2004      1,355   0.880 - 1.187     1,198           1.56   1.40 - 2.00         2.95 - 3.62
                                          2003      1,498   0.851 - 1.153     1,280           1.74   1.40 - 2.00       12.38 - 19.53
                                          2002        970   0.713 - 0.717       694           1.94   1.40 - 1.60   (18.05) - (17.87)
  Dreyfus VIF Developing Leaders
    Subaccount (Initial Shares)           2006      1,389   1.144 - 1.463     1,611           0.40   1.40 - 2.00         1.68 - 2.38
                                          2005      1,574   1.120 - 1.435     1,783             --   1.40 - 2.00         3.78 - 4.33
                                          2004      1,851   1.076 - 1.381     2,010           0.20   1.40 - 2.00         9.13 - 9.81
                                          2003      1,952   0.982 - 1.263     1,932           0.03   1.40 - 2.00       12.77 - 29.79
                                          2002      1,644   0.758 - 0.762     1,251           0.05   1.40 - 1.60   (20.38) - (20.21)
DWS Investments VIT Funds
  DWS VIT Small Cap Index
    Subaccount (Class A)                  2006        206   1.582 - 1.612       332           0.66   1.40 - 1.60       15.64 - 15.89
                                          2005        444   1.368 - 1.391       616           0.67   1.40 - 1.60         2.63 - 2.81
                                          2004        500   1.333 - 1.353       674           0.43   1.40 - 1.60       15.81 - 16.14
                                          2003        580   1.151 - 1.165       674           1.00   1.40 - 1.60       44.24 - 44.36
                                          2002        686   0.798 - 0.807       553           0.74   1.40 - 1.60   (21.92) - (21.65)
FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I.
    Subaccount (Class III)                2006         --   1.309 - 1.431        --             --   1.40 - 2.40         6.62 - 8.82
                                          2005        249   1.206 - 1.315       322           3.44   1.40 - 2.40        3.17 - 10.54
                                          2004         91   1.201 - 1.210       110           8.27   1.40 - 2.05        9.86 - 12.66
                                          2003          1           1.074         1           2.93          1.40                7.40
  FAMVS Mercury Value
    Opportunities V.I.
    Subaccount (Class III)                2006         --   1.339 - 1.463        --             --   1.40 - 2.40        7.58 - 11.51
                                          2005      1,234   1.204 - 1.312     1,599           1.22   1.40 - 2.40      (2.18) - 12.17
                                          2004         55   1.195 - 1.208        66             --   1.40 - 2.40        6.17 - 19.07
                                          2003          1           1.068         1           0.14          1.40                6.80

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
Franklin Templeton Variable Insurance
  Products Trust
  FTVIPT Franklin Income Securities
    Subaccount (Class 2)                  2006      3,104   1.208 - 1.227     3,781           3.42   1.40 - 2.35       11.61 - 16.46
                                          2005      1,360   1.046 - 1.051     1,427           0.20   1.55 - 2.35       (2.70) - 5.10
  FTVIPT Franklin Small/Mid Cap
    Growth Securities Subaccount
    (Class 2)                             2006      1,620   0.911 - 1.571     1,967             --   1.40 - 2.50         6.05 - 7.22
                                          2005      1,900   0.853 - 1.472     2,128             --   1.40 - 2.50        2.31 - 14.55
                                          2004      1,588   0.835 - 1.430     1,611             --   1.40 - 2.40        1.43 - 13.07
                                          2003        925   0.761 - 1.306       743             --   1.40 - 2.05        1.70 - 35.45
                                          2002        918   0.564 - 0.567       518           0.27   1.40 - 1.60   (29.76) - (29.74)
  FTVIPT Mutual Shares Securities
    Subaccount (Class 2)                  2006         --   1.374 - 1.707        --             --   1.40 - 2.40       15.55 - 16.80
                                          2005      4,802   1.188 - 1.468     6,330           0.88   1.40 - 2.40        1.83 - 10.35
                                          2004      2,266   1.146 - 1.352     2,713           0.71   1.40 - 2.40        4.95 - 11.03
                                          2003        978   1.036 - 1.222     1,027           0.78   1.40 - 2.05        0.81 - 23.43
                                          2002        158   0.842 - 0.845       133           0.06   1.40 - 1.80      (15.80) - 0.84
  FTVIPT Templeton Developing
    Markets Securities Subaccount
    (Class 2)                             2006      2,619   1.523 - 2.826     6,416           1.11   1.40 - 2.50       24.89 - 28.34
                                          2005      2,266   1.211 - 2.238     4,431           1.23   1.40 - 2.50       10.02 - 25.66
                                          2004        486   1.536 - 1.781       783           1.71   1.40 - 2.40        3.05 - 25.86
                                          2003         26   1.265 - 1.448        36           0.11   1.40 - 1.65        8.30 - 44.80
  FTVIPT Templeton Foreign Securities
    Subaccount (Class 2)                  2006      6,711   1.281 - 1.930    11,098           1.26   1.40 - 2.50       18.45 - 19.73
                                          2005      5,953   1.075 - 1.618     8,295           1.09   1.40 - 2.50        5.39 - 12.00
                                          2004      1,881   1.071 - 1.495     2,395           0.95   1.40 - 2.40        2.49 - 16.85
                                          2003        550   0.918 - 1.284       517           1.69   1.40 - 2.00        6.23 - 30.42
                                          2002        376   0.706 - 0.710       266           1.66   1.40 - 1.60   (19.86) - (19.68)
  FTVIPT Templeton Growth Securities
    Subaccount (Class 2)                  2006         --   1.273 - 1.833        --             --   1.40 - 2.35       18.98 - 20.13
                                          2005      3,221   1.065 - 1.535     4,404           1.10   1.40 - 2.35         6.23 - 9.16
                                          2004        925   1.121 - 1.438     1,178           0.62   1.40 - 2.25        8.59 - 14.34
                                          2003        220   1.025 - 1.265       228           1.64   1.40 - 2.00       18.45 - 33.51
                                          2002          4   0.790 - 0.792         3           1.30   1.40 - 1.80   (21.00) - (14.19)
High Yield Bond Trust
  High Yield Bond Subaccount              2006         --   1.089 - 1.094        --           6.48   1.40 - 1.60         2.25 - 2.34
                                          2005         34   1.065 - 1.069        36           0.01   1.40 - 1.60     (0.28) - (0.09)
                                          2004         80   1.068 - 1.070        86           9.28   1.40 - 1.60         6.48 - 7.00
Janus Aspen Series
  Janus Aspen Balanced Subaccount
    (Service Shares)                      2006         --   1.089 - 1.102        --             --   1.40 - 1.60         3.32 - 3.38
                                          2005      2,529   1.054 - 1.066     2,686           2.04   1.40 - 1.60         5.93 - 6.18
                                          2004      2,752   0.995 - 1.004     2,757           2.12   1.40 - 1.60         6.53 - 6.70
                                          2003      3,154   0.934 - 0.941     2,960           1.83   1.40 - 1.60       11.99 - 12.16
                                          2002      3,344   0.834 - 0.839     2,800           2.19   1.40 - 1.60     (8.15) - (7.90)
  Janus Aspen Global Life Sciences
    Subaccount (Service Shares)           2006        673   1.039 - 1.053       704             --   1.40 - 1.60         4.63 - 4.88
                                          2005        719   0.993 - 1.004       718             --   1.40 - 1.60       10.58 - 10.69
                                          2004        842   0.898 - 0.907       760             --   1.40 - 1.60       12.39 - 12.67
                                          2003        953   0.799 - 0.805       764             --   1.40 - 1.60       24.26 - 24.42
                                          2002        834   0.643 - 0.647       538             --   1.40 - 1.60   (30.71) - (30.50)

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
Janus Aspen Series -- (Continued)
  Janus Aspen Global Technology
    Subaccount (Service Shares)           2006      1,083   0.400 - 0.405       436             --   1.40 - 1.60         6.10 - 6.30
                                          2005      1,318   0.377 - 0.381       499             --   1.40 - 1.60        9.91 - 10.12
                                          2004      1,543   0.343 - 0.346       532             --   1.40 - 1.60     (1.15) - (0.86)
                                          2003      1,704   0.347 - 0.349       593             --   1.40 - 1.60       44.21 - 44.58
                                          2002      1,718   0.240 - 0.242       414             --   1.40 - 1.60   (42.03) - (41.69)
  Janus Aspen Mid Cap Growth
    Subaccount (Service Shares)           2006      1,125   0.541 - 1.870     1,003             --   1.40 - 2.40        2.48 - 11.69
                                          2005      1,449   0.486 - 1.684     1,064             --   1.40 - 2.40        7.05 - 14.18
                                          2004      1,397   0.445 - 1.527       797             --   1.40 - 2.40        1.19 - 24.24
                                          2003      1,228   0.375 - 0.378       461             --   1.40 - 1.60       32.51 - 33.10
                                          2002        942   0.283 - 0.284       267             --   1.40 - 1.60   (29.25) - (29.18)
  Janus Aspen Worldwide Growth
    Subaccount (Service Shares)           2006      1,361   0.670 - 1.456       924           1.59   1.40 - 2.00       15.65 - 16.27
                                          2005      1,609   0.577 - 1.259       939           1.21   1.40 - 2.00         3.45 - 4.10
                                          2004      1,745   0.556 - 1.217       979           0.91   1.40 - 2.00         2.44 - 3.13
                                          2003      1,857   0.540 - 1.188     1,012           0.82   1.40 - 2.00       13.47 - 21.97
                                          2002      1,880   0.444 - 0.446       837           0.63   1.40 - 1.60   (26.85) - (26.77)
Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap
    Subaccount                            2006         --   1.155 - 1.745        --             --   1.40 - 2.40        0.81 - 12.44
                                          2005      1,129   1.147 - 1.552     1,539             --   1.40 - 2.25         1.50 - 5.91
                                          2004        231   1.320 - 1.513       317             --   1.40 - 2.05        7.09 - 15.69
                                          2003         11   1.334 - 1.336        15             --   1.40 - 1.60       22.72 - 33.60
Legg Mason Partners Investment Series
  LMPIS Dividend Strategy
    Subaccount                            2006        661   0.916 - 1.325       796           2.20   1.40 - 2.40       15.14 - 16.31
                                          2005        679   0.789 - 1.149       701           2.05   1.40 - 2.40       (2.52) - 1.64
                                          2004        328   0.804 - 1.176       322           1.52   1.40 - 2.40         0.36 - 6.88
                                          2003        162   0.790 - 1.101       134           0.48   1.40 - 2.05        6.79 - 21.78
                                          2002        152   0.650 - 0.652        99           0.73   1.40 - 1.60   (27.21) - (27.07)
LMPIS Premier Selections All Cap
Growth Subaccount                         2006        289   0.952 - 1.293       335             --   1.40 - 2.40         4.75 - 5.82
                                          2005        298   0.901 - 1.223       331           0.13   1.40 - 2.40         3.81 - 5.04
                                          2004        265   0.861 - 1.168       276             --   1.40 - 2.40      (0.17) - 13.57
                                          2003        166   0.851 - 0.855       141             --   1.40 - 1.60       32.14 - 32.35
                                          2002        163   0.644 - 0.646       105           0.06   1.40 - 1.60   (27.88) - (27.74)
Legg Mason Partners Variable
  Portfolios V
  LMPVPV Small Cap Growth
    Opportunities Subaccount              2006      1,205   1.245 - 1.735     1,759             --   1.40 - 2.50       10.13 - 11.36
                                          2005      1,200   1.123 - 1.571     1,584             --   1.40 - 2.50        1.44 - 11.37
                                          2004        562   1.098 - 1.531       689           0.11   1.40 - 2.40        0.86 - 27.59
                                          2003        357   0.965 - 0.970       345             --   1.40 - 1.60       39.65 - 39.97
                                          2002        299   0.691 - 0.693       207             --   1.40 - 1.60   (26.80) - (21.61)
Legg Mason Partners Variable
  Portfolios I, Inc.
  LMPVPI All Cap Subaccount
    (Class I)                             2006      3,971   1.447 - 1.653     6,135           1.31   1.40 - 2.40       15.30 - 16.46
                                          2005      4,528   1.255 - 1.425     6,015           0.82   1.40 - 2.40         1.54 - 2.60
                                          2004      5,179   1.236 - 1.395     6,721           0.55   1.40 - 2.40         0.00 - 6.86
                                          2003      4,954   1.209 - 1.311     6,044           0.27   1.40 - 2.00       14.20 - 37.02
                                          2002      4,771   0.885 - 0.894     4,247           0.53   1.40 - 1.80   (26.43) - (26.05)

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
Legg Mason Partners Variable
  Portfolios I, Inc. -- (Continued)
  LMPVPI Investors Subaccount
    (Class I)                             2006      2,950   1.298 - 1.642     4,233           1.61   1.40 - 2.40       12.87 - 16.63
                                          2005      3,134   1.127 - 1.413     3,855           1.16   1.40 - 2.40         4.05 - 9.63
                                          2004      3,326   1.153 - 1.351     3,903           1.49   1.40 - 2.40         0.24 - 9.70
                                          2003      3,266   1.064 - 1.246     3,508           1.49   1.40 - 1.80        9.01 - 30.51
                                          2002      3,006   0.818 - 0.826     2,475           1.64   1.40 - 1.80   (24.47) - (24.15)
  LMPVPI Large Cap Growth
    Subaccount (Class I)                  2006        388   1.194 - 1.205       464             --   1.40 - 1.80         2.34 - 2.73
                                          2005        545   1.156 - 1.173       635           0.02   1.40 - 1.80         3.40 - 3.81
                                          2004        677   1.118 - 1.130       761           0.16   1.40 - 1.80     (1.32) - (0.88)
                                          2003        740   1.133 - 1.140       841           0.04   1.40 - 1.80       38.49 - 42.50
                                          2002         22   0.798 - 0.800        17             --   1.40 - 1.80    (20.20) - (3.50)
  LMPVPI Small Cap Growth
    Subaccount (Class I)                  2006      1,697   1.316 - 1.830     2,650             --   1.40 - 2.40       10.13 - 11.13
                                          2005      1,790   1.195 - 1.652     2,521             --   1.40 - 2.40        2.38 - 10.72
                                          2004      1,555   1.357 - 1.604     2,129             --   1.40 - 2.40        2.89 - 21.48
                                          2003      1,231   1.198 - 1.418     1,479             --   1.40 - 1.80        9.75 - 46.78
                                          2002      1,305   0.817 - 0.823     1,069             --   1.40 - 1.60   (35.77) - (35.60)
Legg Mason Partners Variable
  Portfolios II
  LMPVPII Aggressive Growth
    Subaccount (Class I)                  2006        326   1.324 - 1.648       457             --   1.40 - 2.00         8.85 - 9.59
                                          2005        282   1.203 - 1.511       365             --   1.40 - 2.00         7.75 - 8.35
                                          2004        263   1.114 - 1.400       316             --   1.40 - 2.00         6.90 - 7.55
                                          2003        197   1.040 - 1.306       225             --   1.40 - 2.00       10.79 - 38.13
                                          2002         21   0.756 - 0.758        16             --   1.40 - 1.80    (24.40) - (5.60)
  LMPVPII Appreciation
    Subaccount                            2006      5,435   1.145 - 1.475     7,066           1.09   1.40 - 2.40        9.13 - 13.18
                                          2005      5,814   1.016 - 1.308     6,667           0.96   1.40 - 2.40       (0.78) - 3.25
                                          2004      3,942   1.022 - 1.277     4,307           1.40   1.40 - 2.40         3.76 - 7.94
                                          2003      2,587   0.962 - 1.195     2,516           0.76   1.40 - 2.05        1.63 - 22.94
                                          2002      1,876   0.784 - 0.789     1,475           1.77   1.40 - 1.60   (18.84) - (18.74)
  LMPVPII Diversified Strategic
    Income Subaccount                     2006      2,504   1.134 - 1.298     3,019           5.93   1.40 - 2.40         2.90 - 3.92
                                          2005      2,726   1.102 - 1.249     3,184           5.52   1.40 - 2.40         0.18 - 1.13
                                          2004      2,430   1.100 - 1.235     2,850           6.10   1.40 - 2.40         3.09 - 5.29
                                          2003      1,635   1.057 - 1.174     1,895           8.33   1.40 - 2.20        0.00 - 10.23
                                          2002        632   1.058 - 1.065       670          11.34   1.40 - 1.60         3.12 - 3.40
  LMPVPII Equity Index
    Subaccount (Class I)                  2006    409,862   0.908 - 1.539   470,100           1.61   1.40 - 3.60       11.34 - 13.84
                                          2005    429,440   0.809 - 1.381   439,305           1.55   1.40 - 3.60         0.77 - 3.08
                                          2004    410,400   0.796 - 1.368   407,669           1.76   1.40 - 3.60         6.60 - 8.99
                                          2003    370,606   0.740 - 1.282   334,308           1.34   1.40 - 3.60       23.60 - 28.20
                                          2002    359,736   0.594 - 0.942   256,174           2.39   1.40 - 3.60   (24.90) - (23.29)
  LMPVPII Equity Index
    Subaccount (Class II)                 2006      6,134   0.991 - 1.521     7,002           1.33   1.40 - 2.40       11.53 - 13.56
                                          2005      6,488   0.875 - 1.345     6,529           1.32   1.40 - 2.40         1.81 - 7.37
                                          2004      6,114   0.853 - 1.314     5,800           1.69   1.40 - 2.40         5.49 - 8.86
                                          2003      4,949   0.786 - 1.213     3,922           1.24   1.40 - 2.05        1.52 - 25.91
                                          2002      3,217   0.625 - 0.629     2,016           2.01   1.40 - 1.60   (23.59) - (23.48)

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
Legg Mason Partners Variable
  Portfolios II -- (Continued)
  LMPVPII Fundamental Value
    Subaccount                            2006      6,291   1.194 - 1.650     9,305           1.58   1.40 - 2.50       13.98 - 15.14
                                          2005      6,795   1.042 - 1.439     8,811           1.02   1.40 - 2.50       (0.08) - 8.87
                                          2004      5,515   1.233 - 1.398     7,081           0.84   1.40 - 2.40         1.31 - 6.73
                                          2003      3,402   1.169 - 1.315     4,169           0.67   1.40 - 2.05        5.79 - 36.66
                                          2002      2,926   0.897 - 0.903     2,629           1.32   1.40 - 1.60   (22.54) - (22.36)
  LMPVPII Growth and Income
    Subaccount (Class I)                  2006        146   1.220 - 1.243       180           0.40   1.40 - 1.60       10.41 - 10.78
                                          2005        150   1.105 - 1.122       168           0.22   1.40 - 1.80         1.75 - 2.19
                                          2004        271   1.086 - 1.098       296           0.94   1.40 - 1.80         6.47 - 6.91
                                          2003        239   1.020 - 1.027       245           0.80   1.40 - 1.80       27.82 - 28.38
                                          2002         11   0.798 - 0.800         9           1.03   1.40 - 1.80    (20.20) - (1.84)
Legg Mason Partners Variable
  Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income
    Subaccount                            2006      2,822   1.005 - 1.033     2,878           5.04   1.40 - 2.30         1.80 - 2.68
                                          2005      2,130   0.987 - 1.006     2,126           4.66   1.40 - 2.30         0.10 - 0.90
                                          2004        539   0.987 - 0.997       536           2.09   1.40 - 2.20     (1.00) - (0.10)
                                          2003         16   0.997 - 0.999        16           0.78   1.40 - 2.20              (0.10)
  LMPVPIII Aggressive Growth
   Subaccount                             2006     10,937   1.186 - 1.590    15,617             --   1.40 - 2.50         6.12 - 7.28
                                          2005     10,388   1.111 - 1.488    13,920             --   1.40 - 2.50        0.63 - 14.88
                                          2004      7,161   1.218 - 1.357     8,865             --   1.40 - 2.40        5.64 - 11.75
                                          2003      4,858   1.135 - 1.256     5,568             --   1.40 - 2.05        5.58 - 32.64
                                          2002      4,553   0.859 - 0.867     3,932             --   1.40 - 1.80   (33.82) - (33.61)
  LMPVPIII High Income
    Subaccount                            2006      3,987   1.178 - 1.504     5,159           7.88   1.40 - 2.40         6.38 - 9.44
                                          2005      4,075   1.087 - 1.379     4,844           9.28   1.40 - 2.40       (0.37) - 1.23
                                          2004      2,785   1.130 - 1.369     3,269          10.58   1.40 - 2.40         6.68 - 8.93
                                          2003      1,872   1.039 - 1.262     1,987          10.51   1.40 - 2.05        3.67 - 25.81
                                          2002        813   0.828 - 0.833       675          29.32   1.40 - 1.60     (4.83) - (4.58)
  LMPVPIII International All Cap
    Growth Subaccount                     2006        404   0.905 - 0.918       369           2.11   1.40 - 1.60       23.97 - 24.22
                                          2005        456   0.730 - 0.739       335           1.40   1.40 - 1.60        9.94 - 10.13
                                          2004        468   0.664 - 0.671       313           1.31   1.40 - 1.60       15.88 - 16.29
                                          2003        326   0.573 - 0.577       188           0.96   1.40 - 1.60       25.38 - 25.71
                                          2002        463   0.457 - 0.459       212           1.08   1.40 - 1.60   (26.79) - (26.76)
  LMPVPIII Large Cap Growth
    Subaccount                            2006      4,137   0.961 - 1.435     4,532           0.15   1.40 - 2.40         2.13 - 3.14
                                          2005      4,348   0.936 - 1.397     4,615           0.16   1.40 - 2.40      (1.08) - 12.72
                                          2004      3,588   0.905 - 1.352     3,509           0.41   1.40 - 2.40      (6.35) - 13.87
                                          2003      2,915   0.918 - 1.371     2,735           0.02   1.40 - 1.80        3.08 - 45.47
                                          2002      2,789   0.634 - 0.640     1,776           0.43   1.40 - 1.80   (26.11) - (25.84)
  LMPVPIII Large Cap Value
    Subaccount                            2006      1,080   1.215 - 1.247     1,334           1.27   1.40 - 1.80       16.16 - 16.65
                                          2005      1,137   1.046 - 1.069     1,205           1.62   1.40 - 1.80         4.60 - 5.01
                                          2004      1,187   1.000 - 1.018     1,201           1.87   1.40 - 1.80         8.70 - 9.11
                                          2003      1,299   0.920 - 0.933     1,206           1.68   1.40 - 1.80       25.34 - 25.74
                                          2002      1,605   0.734 - 0.742     1,185           4.58   1.40 - 1.80   (26.75) - (26.39)

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
Legg Mason Partners Variable
  Portfolios III, Inc. -- (Continued)
  LMPVPIII Mid Cap Core
    Subaccount                            2006      2,115   1.299 - 1.620     3,319           0.57   1.40 - 2.40       12.05 - 13.24
                                          2005      2,183   1.158 - 1.436     3,036           0.65   1.40 - 2.40        5.77 - 10.15
                                          2004      2,017   1.247 - 1.350     2,651             --   1.40 - 2.40         2.37 - 8.88
                                          2003      1,672   1.158 - 1.245     2,037             --   1.40 - 2.05        2.02 - 28.05
                                          2002      1,774   0.950 - 0.959     1,696           0.11   1.40 - 1.80   (20.57) - (20.28)
  LMPVPIII Money Market
    Subaccount                            2006      6,890   1.000 - 1.109     7,195           4.55   1.40 - 2.40         2.20 - 3.16
                                          2005      6,039   0.977 - 1.075     6,147           2.87   1.40 - 2.40         0.31 - 1.42
                                          2004      3,856   0.978 - 1.060     3,951           0.96   1.40 - 2.40     (1.11) - (0.10)
                                          2003      2,431   0.988 - 1.066     2,564           0.68   1.40 - 1.95       (0.94) - 0.00
                                          2002      3,914   1.067 - 1.074     4,183           1.24   1.40 - 1.60     (0.37) - (0.09)
  LMPVPIII Social Awareness
    Stock Subaccount                      2006         21           1.184        25           0.44          1.40                6.19
                                          2005         26           1.115        29           0.78          1.40                2.95
                                          2004         24           1.083        26           4.06          1.40                8.30
Legg Mason Partners Variable
  Portfolios IV
  LMPVPIV Multiple Discipline
    Subaccount-All Cap
    Growth and Value                      2006     16,100   1.166 - 1.682    22,089           0.62   1.40 - 2.40       10.95 - 11.98
                                          2005     17,127   1.046 - 1.502    21,119           0.39   1.40 - 2.40         1.04 - 8.10
                                          2004      9,973   1.174 - 1.447    12,300           0.60   1.40 - 2.40        1.03 - 11.58
                                          2003      2,466   1.128 - 1.376     3,262           0.09   1.40 - 2.25        4.93 - 29.69
                                          2002        742           1.061       787             --   1.40 - 1.60         0.86 - 6.10
  LMPVPIV Multiple Discipline
    Subaccount-Balanced All Cap
    Growth and Value                      2006     17,856   1.119 - 1.448    22,298           1.59   1.40 - 2.50         7.73 - 8.95
                                          2005     17,926   1.032 - 1.329    20,655           1.54   1.40 - 2.50         1.79 - 6.61
                                          2004      6,788   1.032 - 1.293     7,730           1.81   1.40 - 2.40         0.71 - 7.96
                                          2003      1,238   1.088 - 1.249     1,513           0.61   1.40 - 2.25        3.45 - 20.33
                                          2002         74           1.038        77             --   1.40 - 1.60       (1.70) - 3.80
  LMPVPIV Multiple Discipline
    Subaccount-Global All Cap
    Growth and Value                      2006      7,575   1.249 - 1.808    10,859           1.20   1.40 - 2.40       12.47 - 13.57
                                          2005      8,082   1.110 - 1.592    10,288           1.06   1.40 - 2.40         2.02 - 8.48
                                          2004      1,953   1.067 - 1.515     2,468           1.15   1.40 - 2.40         1.43 - 8.68
                                          2003        233   1.241 - 1.394       319           0.19   1.40 - 2.00        7.08 - 29.80
                                          2002        164           1.074       176             --   1.40 - 1.60       (1.47) - 7.40
  LMPVPIV Multiple Discipline
    Subaccount-Large Cap
    Growth and Value                      2006      3,179   1.146 - 1.619     4,193           0.80   1.40 - 2.35        9.67 - 10.74
                                          2005      3,108   1.045 - 1.462     3,739           0.89   1.40 - 2.35         1.16 - 5.31
                                          2004        843   1.033 - 1.432     1,083           1.13   1.40 - 2.35         0.58 - 6.65
                                          2003        356   1.357 - 1.360       483           0.39   1.40 - 1.60       26.94 - 27.22
                                          2002        148           1.069       158             --   1.40 - 1.60       (2.82) - 6.90
Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income
    Subaccount (Class VC)                 2006      3,791   1.182 - 1.628     5,597           1.30   1.40 - 2.50        7.43 - 15.63
                                          2005      3,708   1.027 - 1.408     4,752           1.36   1.40 - 2.50       (0.54) - 7.65
                                          2004      1,405   1.253 - 1.382     1,824           1.68   1.40 - 2.40      (0.08) - 12.98
                                          2003        254   1.239 - 1.244       316           1.79   1.40 - 2.00        7.81 - 24.40

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
Lord Abbett Series Fund, Inc. -- (Contin  ued)
  Lord Abbett Mid Cap Value
    Subaccount (Class VC)                 2006      4,595   1.185 - 1.820     7,519           0.52   1.40 - 2.50        9.48 - 10.71
                                          2005      4,325   1.076 - 1.644     6,424           0.65   1.40 - 2.50        0.75 - 12.57
                                          2004      1,302   1.398 - 1.541     1,869           0.67   1.40 - 2.40       12.08 - 22.30
                                          2003        127   1.156 - 1.260       152           1.81   1.40 - 1.95        6.83 - 26.00
Managed Assets Trust
  Managed Assets Subaccount               2006         --   1.135 - 1.140        --           1.86   1.40 - 1.60         3.18 - 3.26
                                          2005        207   1.100 - 1.104       228           0.02   1.40 - 1.60         2.14 - 2.41
                                          2004        166   1.077 - 1.078       179           7.89   1.40 - 1.60         7.06 - 7.80
Met Investors Series Trust
  MIST Batterymarch Mid Cap Stock
    Subaccount (Class A)                  2006        803   1.446 - 1.669     1,170             --   1.40 - 2.00     (5.06) - (4.68)
  MIST BlackRock High Yield
    Subaccount (Class A)                  2006      1,534   1.365 - 1.410     2,108             --   1.40 - 2.00         5.15 - 5.57
  MIST BlackRock Large Cap Core
    Subaccount (Class A)                  2006      1,024   1.000 - 1.628     1,247             --   1.40 - 2.40        5.40 - 10.59
  MIST Dreman Small Cap Value
    Subaccount (Class A)                  2006        138   1.338 - 1.360       186           0.70   1.40 - 2.35        6.02 - 14.06
  MIST Harris Oakmark International
    Subaccount (Class A)                  2006      2,526   1.152 - 1.922     3,926             --   1.36 - 2.46        9.50 - 10.40
  MIST Janus Capital Appreciation
    Subaccount (Class A)                  2006      2,394   0.678 - 1.640     1,757             --   1.40 - 2.25         2.03 - 2.69
  MIST Legg Mason Partners Managed
    Assets Subaccount (Class A)           2006        166           1.206       200             --          1.40                5.79
  MIST Lord Abbett Bond Debenture
    Subaccount (Class A)                  2006      1,329   1.315 - 1.416     1,762             --   1.40 - 2.00         4.54 - 4.88
  MIST Lord Abbett Growth and Income
    Subaccount (Class B)                  2006      9,940   1.070 - 1.079    10,678             --   1.15 - 2.40         6.89 - 7.79
  MIST Lord Abbett Mid Cap Value
    Subaccount (Class B)                  2006        158   1.066 - 1.073       169             --   1.40 - 2.40        6.39 - 14.42
  MIST Met/AIM Capital Appreciation
    Subaccount (Class A)                  2006      1,768   0.960 - 1.440     1,976           0.17   1.40 - 2.35     (1.76) - (1.01)
  MIST Met/AIM Small Cap Growth
    Subaccount (Class A)                  2006        109   1.282 - 1.302       141             --   1.40 - 2.35      (1.23) - 11.80
  MIST MFS(R) Value Subaccount
    (Class A)                             2006      3,048   1.378 - 1.410     4,245           1.26   1.40 - 2.50        9.85 - 11.43
  MIST Neuberger Berman Real Estate
    Subaccount (Class A)                  2006      3,358   1.214 - 1.222     4,096             --   1.40 - 2.40       21.04 - 21.83
  MIST Pioneer Fund Subaccount
    (Class A)                             2006        472   1.283 - 1.593       685             --   1.40 - 2.30         7.00 - 7.64
  MIST Pioneer Mid Cap Value
    Subaccount (Class A)                  2006        107   1.164 - 1.178       126           0.25   1.55 - 2.25         4.86 - 8.28
  MIST Pioneer Strategic Income
    Subaccount (Class A)                  2006      4,357   1.052 - 1.471     5,622           4.84   1.40 - 2.40         1.32 - 3.66
  MIST Third Avenue Small Cap Value
    Subaccount (Class B)                  2006      3,747   1.023 - 1.030     3,849             --   1.40 - 2.40         1.99 - 2.69
Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth
    Subaccount (Class D)                  2006      3,290   0.580 - 1.533     2,231             --   1.40 - 2.25     (2.83) - (2.30)
  MSF BlackRock Bond Income
    Subaccount (Class A)                  2006      3,235   1.100 - 1.284     4,134             --   1.40 - 2.00         3.68 - 3.97
  MSF BlackRock Bond Income
    Subaccount (Class E)                  2006      3,392   1.016 - 1.256     3,808             --   1.40 - 2.40         3.27 - 3.89
  MSF BlackRock Money Market
    Subaccount (Class A)                  2006      4,248   1.013 - 1.201     5,062           3.29   1.40 - 2.00         2.01 - 2.30

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
Metropolitan Series Fund, Inc. -- (Conti  nued)
  MSF Capital Guardian U.S. Equity
    Subaccount (Class A)                  2006        220   0.745 - 1.306       215             --   1.40 - 2.15         2.47 - 2.86
  MSF FI Large Cap Subaccount
    (Class A)                             2006      4,418   0.832 - 1.378     3,890             --   1.40 - 2.25         0.94 - 1.46
  MSF FI Value Leaders Subaccount
    (Class D)                             2006      6,541   1.203 - 1.471     8,890             --   1.40 - 2.35         2.04 - 2.68
  MSF MetLife Aggressive Allocation
    Subaccount (Class B)                  2006        490   1.054 - 1.059       518             --   1.80 - 2.50         5.19 - 5.69
  MSF MetLife Conservative Allocation
    Subaccount (Class B)                  2006         66   1.038 - 1.043        68             --   1.60 - 2.30         3.70 - 4.20
  MSF MetLife Conservative to
    Moderate Allocation Subaccount
    (Class B)                             2006        713   1.045 - 1.050       748             --   1.55 - 2.15         4.29 - 4.79
  MSF MetLife Moderate Allocation
    Subaccount (Class B)                  2006      2,967   1.049 - 1.056     3,121             --   1.40 - 2.35         4.69 - 5.39
  MSF MetLife Moderate to Aggressive
    Allocation Subaccount (Class B)       2006      3,983   1.053 - 1.060     4,206             --   1.55 - 2.50        5.09 - 12.55
  MSF MFS(R) Total Return Subaccount
    (Class F)                             2006     22,644   1.113 - 1.506    31,780             --   1.40 - 2.50         6.18 - 7.04
  MSF Oppenheimer Global Equity
    Subaccount (Class B)                  2006      6,100   1.045 - 1.052     6,400             --   1.34 - 2.34         4.92 - 5.62
  MSF T. Rowe Price Large Cap Growth
    Subaccount (Class B)                  2006      2,658   1.063 - 1.070     2,839             --   1.40 - 2.40         4.22 - 7.21
  MSF Western Asset Management High
    Yield Bond Subaccount (Class A)       2006         55   1.157 - 1.163        64             --   1.40 - 1.60         6.24 - 6.31
  MSF Western Asset Management U.S.
    Government Subaccount (Class A)       2006         15           1.082        16             --          1.25                3.64
Money Market Portfolio
Money Market Subaccount                   2006         --   0.993 - 1.174        --           1.39   1.40 - 2.00         0.71 - 1.03
                                          2005      3,680   0.986 - 1.162     4,244           2.84   1.40 - 2.00         0.82 - 1.40
                                          2004      4,070   0.978 - 1.146     4,628           0.98   1.40 - 2.00     (0.91) - (0.35)
                                          2003      5,706   0.987 - 1.150     6,520           0.79   1.40 - 2.00     (0.79) - (0.60)
                                          2002      9,391   1.145 - 1.157    10,805           1.37   1.40 - 1.60     (0.26) - (0.09)
PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount
    (Administrative Class)                2006      7,878   0.981 - 1.125     8,659           4.24   1.40 - 2.50     (1.79) - (0.71)
                                          2005      7,458   0.993 - 1.133     8,302           2.98   1.40 - 2.50       (1.39) - 1.36
                                          2004      1,920   1.067 - 1.125     2,144           1.19   1.40 - 2.40         0.19 - 7.35
                                          2003        165   1.042 - 1.048       173           0.68   1.40 - 2.20       (0.57) - 4.80
  PIMCO VIT Total Return Subaccount
    (Administrative Class)                2006     23,726   1.020 - 1.255    27,048           4.42   1.40 - 2.50         1.25 - 2.37
                                          2005     21,488   1.001 - 1.226    24,251           3.49   1.40 - 2.50       (1.41) - 1.07
                                          2004     13,710   1.045 - 1.213    16,167           1.89   1.40 - 2.40         1.04 - 3.41
                                          2003     12,630   1.025 - 1.173    14,692           2.85   1.40 - 2.05       (1.79) - 3.62
                                          2002     10,391   1.125 - 1.132    11,749           4.03   1.40 - 1.80         1.44 - 7.50

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
Putnam Variable Trust
  Putnam VT Discovery Growth
    Subaccount (Class IB)                 2006        336   0.885 - 0.895       300             --   1.40 - 1.60         9.26 - 9.55
                                          2005        341   0.810 - 0.817       278             --   1.40 - 1.60         5.61 - 5.69
                                          2004        384   0.767 - 0.773       296             --   1.40 - 1.60         5.94 - 6.18
                                          2003        403   0.724 - 0.728       293             --   1.40 - 1.60       29.75 - 30.00
                                          2002        416   0.558 - 0.560       232             --   1.40 - 1.60   (30.68) - (30.52)
  Putnam VT International Equity
    Subaccount (Class IB)                 2006        649   1.393 - 1.981       939           0.57   1.40 - 2.00       25.24 - 25.94
                                          2005        609   1.108 - 1.579       703           1.44   1.40 - 2.00        9.95 - 10.58
                                          2004        593   1.003 - 1.433       620           1.48   1.40 - 2.00       13.89 - 14.63
                                          2003        546   0.877 - 1.255       500           0.78   1.40 - 2.00        4.51 - 26.72
                                          2002        408   0.694 - 0.696       284           0.68   1.40 - 1.60   (18.93) - (18.79)
  Putnam VT Small Cap Value
    Subaccount (Class IB)                 2006      3,505   1.424 - 2.156     6,563           0.33   1.40 - 2.50       14.47 - 15.64
                                          2005      3,660   1.244 - 1.871     5,970           0.16   1.40 - 2.50        2.30 - 12.38
                                          2004      2,954   1.521 - 1.780     4,707           0.34   1.40 - 2.40        2.26 - 24.40
                                          2003      2,459   1.281 - 1.436     3,177           0.30   1.40 - 1.80       13.16 - 47.66
                                          2002      1,787   0.871 - 0.877     1,565           0.15   1.40 - 1.80   (21.25) - (19.39)
The Travelers Series Trust
Travelers AIM Capital Appreciation
    Subaccount                            2006         --   0.973 - 1.460        --             --   1.40 - 2.35         6.20 - 6.55
                                          2005      1,966   0.914 - 1.372     2,074           0.24   1.40 - 2.35        6.34 - 11.44
                                          2004      1,690   0.862 - 1.285     1,565           0.15   1.40 - 2.25        0.79 - 11.15
                                          2003      1,462   0.823 - 1.228     1,238             --   1.40 - 2.25      (0.09) - 27.43
                                          2002        968   0.646 - 0.649       626             --   1.40 - 1.60   (25.14) - (24.88)
Travelers Convertible Securities
    Subaccount                            2006         --   1.255 - 1.353        --           0.85   1.40 - 2.00         6.41 - 6.72
                                          2005      1,743   1.177 - 1.271     2,066           2.53   1.40 - 2.00     (1.64) - (1.08)
                                          2004      1,906   1.192 - 1.289     2,284           2.10   1.40 - 2.00         4.22 - 4.79
                                          2003      1,998   1.139 - 1.235     2,287           3.95   1.40 - 2.00        4.13 - 24.51
                                          2002      1,173   0.917 - 0.922     1,080           8.21   1.40 - 1.60     (8.48) - (8.26)
Travelers Disciplined Mid Cap
    Stock Subaccount                      2006         --   1.518 - 1.758        --           0.55   1.40 - 2.00         9.12 - 9.32
                                          2005        855   1.390 - 1.611     1,198             --   1.40 - 2.00       10.19 - 10.88
                                          2004        959   1.256 - 1.462     1,213           0.29   1.40 - 2.00       14.13 - 14.86
                                          2003        920   1.096 - 1.281     1,015           0.32   1.40 - 2.00       17.63 - 31.90
                                          2002        867   0.833 - 0.837       725           0.67   1.40 - 1.60   (15.69) - (15.54)
Travelers Equity Income
    Subaccount                            2006         --   1.179 - 1.436        --           1.34   1.40 - 2.35         3.22 - 5.16
                                          2005      7,276   1.125 - 1.367     9,187             --   1.40 - 2.35         2.14 - 6.74
                                          2004      6,373   1.216 - 1.333     7,868           1.37   1.40 - 2.25        4.69 - 12.20
                                          2003      5,966   1.133 - 1.235     6,808           1.05   1.40 - 2.05        5.00 - 29.38
                                          2002      4,822   0.879 - 0.885     4,257           1.37   1.40 - 1.60   (15.32) - (15.15)

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
The Travelers Series Trust -- (Continued)
  Travelers Federated High Yield
    Subaccount                            2006         --   1.295 - 1.341        --           7.78   1.40 - 2.00         2.44 - 2.58
                                          2005      1,580   1.263 - 1.309     2,009             --   1.40 - 2.00         0.46 - 1.19
                                          2004      2,183   1.252 - 1.303     2,749           7.44   1.40 - 2.00         8.22 - 8.79
                                          2003      2,387   1.152 - 1.204     2,763           9.53   1.40 - 2.00        7.21 - 20.69
                                          2002      1,113   0.956 - 0.962     1,068          25.38   1.40 - 1.60         2.03 - 2.34
Travelers Federated Stock
    Subaccount                            2006         --   1.217 - 1.424        --           1.64   1.40 - 1.80         3.49 - 3.62
                                          2005        482   1.175 - 1.376       571             --   1.40 - 1.80         3.38 - 3.84
                                          2004        643   1.134 - 1.331       734           1.45   1.40 - 1.80         8.65 - 9.05
                                          2003        675   1.042 - 1.225       706           1.72   1.40 - 1.80        9.28 - 25.90
                                          2002        562   0.830 - 0.834       468           2.64   1.40 - 1.60   (20.57) - (20.50)
Travelers Large Cap
    Subaccount                            2006         --   0.822 - 1.352        --           0.45   1.40 - 2.25         0.98 - 3.19
                                          2005      1,763   0.805 - 1.314     1,509             --   1.40 - 2.25         6.33 - 7.10
                                          2004      1,712   0.753 - 1.233     1,324           0.83   1.40 - 2.25         0.43 - 9.57
                                          2003      1,683   0.718 - 1.181     1,212           0.46   1.40 - 2.00       11.84 - 22.92
                                          2002      1,104   0.585 - 0.589       648           0.62   1.40 - 1.60   (24.12) - (23.90)
Travelers Managed Allocation Series:
    Aggressive Subaccount                 2006         --   1.136 - 1.143        --           1.79   1.80 - 2.50         5.97 - 6.24
                                          2005        308   1.072 - 1.076       331             --   1.80 - 2.50         2.98 - 7.74
Travelers Managed Allocation Series:
    Conservative Subaccount               2006         --   1.028 - 1.035        --           3.86   1.60 - 2.30         0.19 - 0.39
                                          2005         61   1.026 - 1.031        63           0.27   1.60 - 2.30       (0.10) - 1.78
Travelers Managed Allocation Series:
    Moderate Subaccount                   2006         --   1.076 - 1.085        --           2.79   1.40 - 2.35         1.31 - 3.63
                                          2005      2,179   1.041 - 1.046     2,274           0.95   1.55 - 2.35         1.46 - 4.50
Travelers Managed Allocation Series:
    Moderate-Aggressive Subaccount        2006         --   1.101 - 1.111        --           2.40   1.55 - 2.50         1.55 - 4.33
                                          2005      1,981   1.059 - 1.065     2,104           0.90   1.55 - 2.50         1.82 - 6.20
Travelers Managed Allocation Series:
    Moderate-Conservative
    Subaccount                            2006         --   1.052 - 1.058        --           3.11   1.55 - 2.15         1.74 - 1.93
                                          2005        471   1.034 - 1.038       488           0.58   1.55 - 2.15         0.19 - 3.60
Travelers Managed Income
    Subaccount                            2006         --   0.980 - 1.209        --           2.10   1.40 - 2.40     (1.18) - (0.86)
                                          2005      3,197   1.019 - 1.220     3,520           4.02   1.40 - 2.40       (1.07) - 0.00
                                          2004      2,225   1.032 - 1.220     2,556           5.70   1.40 - 2.40         0.19 - 3.06
                                          2003      1,590   1.029 - 1.203     1,891           4.82   1.40 - 2.20         0.29 - 6.93
                                          2002      1,265   1.114 - 1.125     1,416          16.56   1.40 - 1.80         0.36 - 0.81
Travelers Mercury Large Cap Core
    Subaccount                            2006         --   0.944 - 1.539        --           0.22   1.40 - 2.40         5.86 - 6.22
                                          2005      1,043   0.889 - 1.451     1,116             --   1.40 - 2.40        9.33 - 13.68
                                          2004        974   0.806 - 1.318       889           0.62   1.40 - 2.40        1.95 - 15.37
                                          2003        822   0.707 - 1.158       603           0.71   1.40 - 2.05        3.61 - 19.43
                                          2002        783   0.593 - 0.597       465           0.75   1.40 - 1.60   (26.34) - (26.11)

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
The Travelers Series Trust -- (Continued)
  Travelers MFS(R) Mid Cap Growth
    Subaccount                            2006         --   0.595 - 1.573        --             --   1.40 - 2.25         5.58 - 5.91
                                          2005      4,425   0.563 - 1.487     2,813             --   1.40 - 2.25         1.23 - 9.28
                                          2004      2,539   0.560 - 1.469     1,461             --   1.40 - 1.80       12.05 - 12.52
                                          2003      2,601   0.499 - 1.311     1,331             --   1.40 - 1.80        9.34 - 35.22
                                          2002      1,786   0.370 - 0.372       663             --   1.40 - 1.60   (49.66) - (49.53)
  Travelers MFS(R) Total Return
    Subaccount                            2006         --   1.043 - 1.407        --           1.35   1.40 - 2.50         2.96 - 3.33
                                          2005     20,783   1.011 - 1.362    26,454           2.52   1.40 - 2.50       (0.83) - 2.22
                                          2004     13,949   1.172 - 1.342    18,076           3.15   1.40 - 2.40         2.35 - 9.91
                                          2003     11,213   1.079 - 1.221    13,562           2.61   1.40 - 2.05        4.55 - 14.97
                                          2002      8,050   1.052 - 1.062     8,525           7.42   1.40 - 1.80     (6.98) - (6.60)
  Travelers MFS(R) Value
    Subaccount                            2006         --   1.252 - 1.274        --             --   1.40 - 2.50         7.75 - 8.15
                                          2005      2,756   1.162 - 1.178     3,224           2.02   1.40 - 2.50         0.51 - 6.64
                                          2004        211   1.117 - 1.122       236           3.54   1.40 - 2.05      (0.09) - 13.03
  Travelers Mondrian International
    Stock Subaccount                      2006         --   1.046 - 1.752        --           3.81   1.40 - 2.50       14.57 - 14.95
                                          2005      2,642   0.910 - 1.528     3,144           0.06   1.40 - 2.50        6.88 - 11.67
                                          2004      1,311   0.845 - 1.426     1,311           2.16   1.40 - 2.40        1.64 - 16.98
                                          2003        811   0.742 - 1.160       604           2.93   1.40 - 1.65        1.84 - 26.83
                                          2002        359   0.586 - 0.589       211           3.06   1.40 - 1.60   (14.33) - (14.14)

  Travelers Pioneer Fund Subaccount       2006         --   1.199 - 1.480        --           1.04   1.40 - 2.30         5.83 - 6.17
                                          2005        488   1.133 - 1.394       623             --   1.40 - 2.30         3.59 - 5.00
                                          2004        234   1.224 - 1.334       288           2.36   1.40 - 2.25        5.92 - 12.52
                                          2003         14   1.127 - 1.217        16          13.30   1.40 - 2.05        1.62 - 21.70
  Travelers Pioneer Mid Cap Value
    Subaccount                            2006         --   1.112 - 1.118        --             --   1.55 - 2.15         5.00 - 5.27
                                          2005         49   1.059 - 1.062        52           0.29   1.55 - 2.15         0.95 - 3.93
  Travelers Pioneer Strategic Income
    Subaccount                            2006         --   1.018 - 1.419        --             --   1.40 - 2.35         0.72 - 1.07
                                          2005      3,414   1.009 - 1.404     4,243           5.93   1.40 - 2.35         0.09 - 2.67
                                          2004      1,219   1.105 - 1.373     1,550          15.39   1.40 - 2.15        3.76 - 10.58
                                          2003        288   1.246 - 1.255       360           9.45   1.40 - 1.60       17.66 - 17.84
                                          2002        289   1.059 - 1.065       307          20.21   1.40 - 1.60         4.23 - 4.41

  Travelers Quality Bond Subaccount       2006         --   1.061 - 1.235        --           5.90   1.40 - 2.00     (1.12) - (0.80)
                                          2005      3,758   1.073 - 1.245     4,659             --   1.40 - 2.00       (0.37) - 0.16
                                          2004      4,456   1.077 - 1.243     5,521           4.45   1.40 - 2.00         1.32 - 1.89
                                          2003      5,209   1.063 - 1.220     6,339           4.89   1.40 - 2.00         2.41 - 5.54
                                          2002      4,597   1.150 - 1.156     5,307           8.28   1.40 - 1.60         4.07 - 4.33

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
The Travelers Series Trust -- (Continued)
  Travelers Strategic Equity
    Subaccount                            2006         --   0.756 - 1.428        --           0.37   1.40 - 2.20         4.10 - 4.45
                                          2005      3,643   0.725 - 1.369     2,753           0.58   1.40 - 2.20      (0.15) - 10.59
                                          2004      4,154   0.729 - 1.366     3,091           1.38   1.40 - 2.20         0.52 - 8.70
                                          2003      4,514   0.672 - 1.262     3,064             --   1.40 - 1.80        8.79 - 30.64
                                          2002      3,365   0.515 - 0.519     1,739           0.71   1.40 - 1.60   (34.64) - (34.47)
  Travelers Style Focus Series:
    Small Cap Growth Subaccount           2006         --   1.298 - 1.308        --           0.01   1.55 - 2.35       14.87 - 15.14
                                          2005         57   1.130 - 1.136        64             --   1.55 - 2.35      (1.82) - 13.30
  Travelers Style Focus Series:
    Small Cap Value Subaccount            2006         --   1.262 - 1.267        --           0.01   1.95 - 2.35       14.42 - 14.57
                                          2005         43   1.103 - 1.106        48           1.08   1.95 - 2.35      (2.22) - 12.06
  Travelers U.S. Government
     Securities Subaccount                2006         --   1.040 - 1.044        --           3.77   1.40 - 1.60     (3.61) - (3.60)
                                          2005        104   1.079 - 1.083       113             --   1.40 - 1.60         2.66 - 2.95
                                          2004         86   1.051 - 1.052        91          14.72   1.40 - 1.60       (0.38) - 5.20
  Travelers Van Kampen Enterprise
    Subaccount                            2006         --   0.725 - 1.275        --           0.05   1.40 - 2.15         3.56 - 3.96
                                          2005        187   0.699 - 1.228       146           0.11   1.40 - 2.15        0.16 - 10.17
                                          2004        166   0.658 - 1.150       111           0.56   1.40 - 1.95         1.86 - 2.47
                                          2003        174   0.644 - 1.129       113           0.17   1.40 - 1.95        4.06 - 23.85
                                          2002        158   0.521 - 0.524        82           0.92   1.40 - 1.60   (30.44) - (30.41)
Van Kampen Life Investment Trust
  Van Kampen LIT Comstock
    Subaccount (Class II)                 2006        997   1.259 - 1.669     1,265           1.28   1.40 - 2.00       13.77 - 14.38
                                          2005      1,097   1.102 - 1.467     1,217           0.93   1.40 - 2.00         2.02 - 2.68
                                          2004        859   1.076 - 1.438       931           0.74   1.40 - 2.00       15.13 - 15.81
                                          2003        711   0.931 - 1.249       667           0.76   1.40 - 2.00       14.27 - 28.93
                                          2002        639   0.723 - 0.726       463           0.34   1.40 - 1.60   (20.72) - (20.57)
  Van Kampen LIT Enterprise
    Subaccount (Class II)                 2006        104   0.886 - 0.896        93           0.05   1.40 - 1.60         5.10 - 5.29
                                          2005         24   0.843 - 0.851        20           0.50   1.40 - 1.60         6.17 - 6.38
                                          2004         28   0.794 - 0.800        22           0.13   1.40 - 1.60         2.19 - 2.30
                                          2003         32   0.777 - 0.782        25           0.23   1.40 - 1.60       23.73 - 23.93
                                          2002         15   0.628 - 0.631         9           0.18   1.40 - 1.60   (30.76) - (24.07)

  Van Kampen LIT Strategic Growth
    Subaccount (Class I)                  2006        865   0.783 - 1.268       800             --   1.40 - 2.50         0.27 - 1.40
                                          2005        946   0.773 - 1.329       849           0.23   1.40 - 2.50        5.41 - 10.40
                                          2004        875   0.728 - 1.257       697             --   1.40 - 2.40        3.79 - 16.42
                                          2003        841   0.691 - 1.116       588             --   1.40 - 1.95        3.91 - 25.59
                                          2002        848   0.551 - 0.555       469           0.32   1.40 - 1.60   (33.61) - (33.45)

5. FINANCIAL HIGHLIGHTS -- (Concluded)

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
Variable Insurance Products Fund
  VIP Contrafund(R) Subaccount
    (Service Class 2)                     2006      2,483   1.271 - 1.770     3,184           0.99   1.40 - 2.00         9.27 - 9.90
                                          2005      2,576   1.159 - 1.617     3,010           0.13   1.40 - 2.00       14.30 - 15.01
                                          2004      2,549   1.009 - 1.411     2,593           0.22   1.40 - 2.00       12.93 - 13.60
                                          2003      2,727   0.891 - 1.248     2,445           0.29   1.40 - 2.00       15.49 - 26.34
                                          2002      2,499   0.706 - 0.710     1,770           0.60   1.40 - 1.60   (10.97) - (10.80)
  VIP Contrafund(R) Subaccount
    (Service Class)                       2006      6,690   1.243 - 1.781    10,523           1.13   1.40 - 2.50         8.88 - 9.99
                                          2005      5,738   1.136 - 1.625     8,266           0.12   1.40 - 2.50        1.25 - 17.41
                                          2004      1,981   1.151 - 1.410     2,465           0.17   1.40 - 2.40        1.82 - 13.69
                                          2003        795   1.014 - 1.247       826           0.29   1.40 - 2.05        3.73 - 26.61

                                          2002        486   0.803 - 0.808       392           0.45   1.40 - 1.60   (10.88) - (10.72)
  VIP Dynamic Capital Appreciation
    Subaccount (Service Class 2)          2006        262   1.249 - 1.263       329           0.23   1.40 - 1.60       12.02 - 12.17
                                          2005        273   1.115 - 1.126       306             --   1.40 - 1.60       18.74 - 19.03
                                          2004        274   0.939 - 0.946       258             --   1.40 - 1.60     (0.32) - (0.11)
                                          2003        282   0.942 - 0.947       266             --   1.40 - 1.60       22.98 - 23.15
                                          2002        133   0.766 - 0.769       102           0.29   1.40 - 1.60     (9.03) - (8.78)
  VIP Mid Cap Subaccount
    (Service Class 2)                     2006      5,714   1.259 - 2.099    10,709           0.17   1.40 - 2.50        9.64 - 10.85
                                          2005      5,210   1.142 - 1.901     8,867             --   1.40 - 2.50        9.36 - 19.71
                                          2004      2,211   1.227 - 1.640     3,317             --   1.40 - 2.40        2.59 - 22.91
                                          2003      1,218   1.198 - 1.339     1,513           0.23   1.40 - 2.05        6.96 - 36.40
                                          2002        891   0.909 - 0.912       812           0.69   1.40 - 1.60   (11.49) - (11.28)

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the Subaccount invests.

2 These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005

                                             AIM V.I. Core Equity         AIM V.I. Premier Equity     AllianceBernstein Growth and
                                                  Subaccount                     Subaccount                 Income Subaccount
                                                  (Series I)                     (Series I)                     (Class B)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................            --             --      1,440,624      1,638,212      1,379,267        605,648
Accumulation units purchased and
  transferred from other funding options     1,199,818             --          6,790         14,877        169,154        786,483
Accumulation units redeemed and
  transferred to other funding options .      (290,464)            --     (1,447,414)      (212,465)    (1,548,421)       (12,864)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................       909,354             --             --      1,440,624             --      1,379,267
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                           AllianceBernstein Large Cap     American Funds Global         American Funds Growth
                                                 Growth Subaccount            Growth Subaccount                Subaccount
                                                     (Class B)                    (Class 2)                     (Class 2)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     3,137,673      2,996,928     10,068,702      4,097,308     24,454,690      9,894,701
Accumulation units purchased and
  transferred from other funding options        44,829        478,377      2,071,995      6,578,926      4,150,295     15,667,842
Accumulation units redeemed and
  transferred to other funding options .    (3,182,502)      (337,632)      (874,472)      (607,532)    (1,670,487)    (1,107,853)
Annuity units ..........................            --             --            138             --            425             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................            --      3,137,673     11,266,363     10,068,702     26,934,923     24,454,690
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                           American Funds Growth and                                       Credit Suisse Trust
                                                Income Subaccount            Capital Appreciation            Emerging Markets
                                                    (Class 2)                     Subaccount                    Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................    26,875,466     11,247,521      2,330,078      2,294,113        143,367        146,097
Accumulation units purchased and
  transferred from other funding options     4,229,399     16,833,665        163,035        293,157          7,629            563
Accumulation units redeemed and
  transferred to other funding options .    (1,798,488)    (1,205,720)    (2,493,113)      (257,192)        (6,105)        (3,293)
Annuity units ..........................          (302)            --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................    29,306,075     26,875,466             --      2,330,078        144,891        143,367
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                               Delaware VIP REIT           Dreyfus VIF Appreciation       Dreyfus VIF Developing
                                                   Subaccount                     Subaccount                Leaders Subaccount
                                                (Standard Class)               (Initial Shares)              (Initial Shares)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     1,416,049      1,080,371      1,153,893      1,354,869      1,574,061      1,851,159
Accumulation units purchased and
  transferred from other funding options       191,214        451,344         41,200          8,101         49,090         18,703
Accumulation units redeemed and
  transferred to other funding options .    (1,607,263)      (115,666)      (507,242)      (209,077)      (234,125)      (295,801)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................            --      1,416,049        687,851      1,153,893      1,389,026      1,574,061
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                            DWS VIT Small Cap Index         FAMVS Mercury Global           FAMVS Mercury Value
                                                   Subaccount            Allocation V.I. Subaccount   Opportunities V.I. Subaccount
                                                    (Class A)                    (Class III)                   (Class III)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................       444,173        500,019        248,761         91,477      1,234,130         54,878
Accumulation units purchased and
  transferred from other funding options            --         10,035         16,047        186,499        192,155      1,333,359
Accumulation units redeemed and
  transferred to other funding options .      (238,082)       (65,881)      (264,808)       (29,215)    (1,426,285)      (154,107)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................       206,091        444,173             --        248,761             --      1,234,130
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                            FTVIPT Franklin Income     FTVIPT Franklin Small/Mid Cap      FTVIPT Mutual Shares
                                             Securities Subaccount      Growth Securities Subaccount      Securities Subaccount
                                                   (Class 2)                      (Class 2)                     (Class 2)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     1,359,502             --      1,900,291      1,588,444      4,801,619      2,265,723
Accumulation units purchased and
  transferred from other funding options     1,962,113      1,385,363         72,888        578,151        699,455      3,281,127
Accumulation units redeemed and
  transferred to other funding options .      (216,630)       (25,861)      (353,611)      (266,304)    (5,501,074)      (745,231)
Annuity units ..........................          (714)            --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     3,104,271      1,359,502      1,619,568      1,900,291             --      4,801,619
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                         FTVIPT Templeton Developing      FTVIPT Templeton Foreign      FTVIPT Templeton Growth
                                         Markets Securities Subaccount      Securities Subaccount         Securities Subaccount
                                                   (Class 2)                      (Class 2)                     (Class 2)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     2,266,286        485,861      5,952,717      1,880,587      3,221,209        925,032
Accumulation units purchased and
  transferred from other funding options       789,859      2,062,903      1,295,936      4,527,608        607,179      2,680,094
Accumulation units redeemed and
  transferred to other funding options .      (436,780)      (282,478)      (537,582)      (455,478)    (3,828,388)      (383,917)
Annuity units ..........................          (132)            --           (172)            --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     2,619,233      2,266,286      6,710,899      5,952,717             --      3,221,209
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                           Janus Aspen Global
                                                                            Janus Aspen Balanced             Life Sciences
                                               High Yield Bond                   Subaccount                   Subaccount
                                                 Subaccount                   (Service Shares)             (Service Shares)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................        33,773         80,095      2,528,744      2,752,102        719,064        842,133
Accumulation units purchased and
  transferred from other funding options           973        (45,132)         8,293         72,312         71,090         27,952
Accumulation units redeemed and
  transferred to other funding options .       (34,746)        (1,190)    (2,537,037)      (295,670)      (116,900)      (151,021)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................            --         33,773             --      2,528,744        673,254        719,064
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                         Janus Aspen Global Technology   Janus Aspen Mid Cap Growth   Janus Aspen Worldwide Growth
                                                   Subaccount                    Subaccount                    Subaccount
                                                (Service Shares)              (Service Shares)              (Service Shares)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     1,318,015      1,543,261      1,449,090      1,396,931      1,609,218      1,744,737
Accumulation units purchased and
  transferred from other funding options       132,756        159,205         28,122        171,011         33,057         80,827
Accumulation units redeemed and
  transferred to other funding options .      (367,967)      (384,451)      (351,718)      (118,852)      (281,040)      (216,346)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     1,082,804      1,318,015      1,125,494      1,449,090      1,361,235      1,609,218
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                Lazard Retirement                                       LMPIS Premier Selections
                                                   Small Cap              LMPIS Dividend Strategy           All Cap Growth
                                                   Subaccount                   Subaccount                    Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     1,129,077        231,249        679,429        327,647        298,340        264,582
Accumulation units purchased and
  transferred from other funding options       247,760        914,396         38,162        486,654             70         59,186
Accumulation units redeemed and
  transferred to other funding options .    (1,376,837)       (16,568)       (56,847)      (134,872)        (9,896)       (25,428)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................            --      1,129,077        660,744        679,429        288,514        298,340
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                            LMPVPV Small Cap Growth           LMPVPI All Cap               LMPVPI Investors
                                                  Opportunities                 Subaccount                    Subaccount
                                                   Subaccount                    (Class I)                     (Class I)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     1,200,271        561,847      4,528,015      5,179,476      3,133,860      3,325,939
Accumulation units purchased and
  transferred from other funding options       147,651        670,875         38,491        257,158        168,458        194,246
Accumulation units redeemed and
  transferred to other funding options .      (142,898)       (32,451)      (595,503)      (908,619)      (352,012)      (386,325)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     1,205,024      1,200,271      3,971,003      4,528,015      2,950,306      3,133,860
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                            LMPVPI Large Cap Growth        LMPVPI Small Cap Growth      LMPVPII Aggressive Growth
                                                   Subaccount                     Subaccount                    Subaccount
                                                    (Class I)                      (Class I)                     (Class I)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................       545,463        676,948      1,790,499      1,554,919        282,212        263,164
Accumulation units purchased and
  transferred from other funding options        31,636          1,204         93,363        354,651         50,505         64,991
Accumulation units redeemed and
  transferred to other funding options .      (188,806)      (132,689)      (186,766)      (119,071)        (6,782)       (45,943)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................       388,293        545,463      1,697,096      1,790,499        325,935        282,212
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                                                            LMPVPII Diversified           LMPVPII Equity Index
                                               LMPVPII Appreciation           Strategic Income                 Subaccount
                                                    Subaccount                   Subaccount                     (Class I)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     5,814,251      3,941,893      2,725,818      2,429,566    429,439,923    410,400,418
Accumulation units purchased and
  transferred from other funding options       240,246      2,081,611         56,471        760,249     10,900,910     40,658,358
Accumulation units redeemed and
  transferred to other funding options .      (619,247)      (209,253)      (277,834)      (463,997)   (30,478,894)   (21,618,853)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     5,435,250      5,814,251      2,504,455      2,725,818    409,861,939    429,439,923
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                               LMPVPII Equity Index                                     LMPVPII Growth and Income
                                                    Subaccount           LMPVPII Fundamental Value              Subaccount
                                                    (Class II)                  Subaccount                       (Class I)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     6,487,693      6,113,937      6,795,029      5,515,203        150,371        270,717
Accumulation units purchased and
  transferred from other funding options       498,121      1,630,118        447,080      2,108,170             --             --
Accumulation units redeemed and
  transferred to other funding options .      (851,921)    (1,256,362)      (951,373)      (828,344)        (4,690)      (120,346)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     6,133,893      6,487,693      6,290,736      6,795,029        145,681        150,371
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                               LMPVPIII Adjustable          LMPVPIII Aggressive
                                                  Rate Income                     Growth                  LMPVPIII High Income
                                                   Subaccount                   Subaccount                    Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     2,129,598        539,285     10,388,289      7,160,817      4,075,321      2,785,168
Accumulation units purchased and
  transferred from other funding options       873,380      2,025,467      1,729,623      4,263,231        594,838      2,039,158
Accumulation units redeemed and
  transferred to other funding options .      (181,235)      (435,154)    (1,181,315)    (1,035,759)      (683,257)      (749,005)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     2,821,743      2,129,598     10,936,597     10,388,289      3,986,902      4,075,321
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                             LMPVPIII International
                                                 All Cap Growth          LMPVPIII Large Cap Growth      LMPVPIII Large Cap Value
                                                   Subaccount                   Subaccount                     Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................       456,409        468,057      4,348,127      3,588,177      1,136,563      1,187,292
Accumulation units purchased and
  transferred from other funding options            --             92        588,267      1,503,401            285            251
Accumulation units redeemed and
  transferred to other funding options .       (52,081)       (11,740)      (799,068)      (743,451)       (57,106)       (50,980)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................       404,328        456,409      4,137,326      4,348,127      1,079,742      1,136,563
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                                                                                            LMPVPIII Social
                                              LMPVPIII Mid Cap Core          LMPVPIII Money Market           Awareness Stock
                                                   Subaccount                     Subaccount                   Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     2,183,341      2,017,047      6,038,989      3,855,799         25,877         23,686
Accumulation units purchased and
  transferred from other funding options        53,989        306,343      2,987,444      9,988,239          5,361          2,615
Accumulation units redeemed and
  transferred to other funding options .      (122,565)      (140,049)    (2,136,401)    (7,805,049)       (10,234)          (424)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     2,114,765      2,183,341      6,890,032      6,038,989         21,004         25,877
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                              LMPVPIV Multiple                LMPVPIV Multiple
                                                LMPVPIV Multiple           Discipline Subaccount-         Discipline Subaccount-
                                             Discipline Subaccount-           Balanced All Cap                Global All Cap
                                            All Cap Growth and Value          Growth and Value               Growth and Value
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................    17,126,817      9,973,450     17,926,114      6,787,719      8,082,020      1,952,502
Accumulation units purchased and
  transferred from other funding options       904,496      9,762,096      1,144,894     12,263,318        821,257      6,547,235
Accumulation units redeemed and
  transferred to other funding options .    (1,931,724)    (2,608,729)    (1,215,039)    (1,124,923)    (1,328,584)      (417,717)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................    16,099,589     17,126,817     17,855,969     17,926,114      7,574,693      8,082,020
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                           LMPVPIV Multiple Discipline  Lord Abbett Growth and Income   Lord Abbett Mid Cap Value
                                               Subaccount-Large Cap               Subaccount                    Subaccount
                                                 Growth and Value                 (Class VC)                    (Class VC)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     3,108,188        842,690      3,707,711      1,405,397      4,325,422      1,302,070
Accumulation units purchased and
  transferred from other funding options       252,506      2,506,491        347,211      2,358,618        758,589      3,325,103
Accumulation units redeemed and
  transferred to other funding options .      (181,768)      (240,993)      (263,803)       (56,304)      (489,145)      (301,751)
Annuity units ..........................            --             --             --             --           (320)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     3,178,926      3,108,188      3,791,119      3,707,711      4,594,546      4,325,422
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                          MIST Batterymarch Mid Cap     MIST BlackRock High Yield
                                                 Managed Assets                Stock Subaccount                 Subaccount
                                                   Subaccount                      (Class A)                     (Class A)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................       206,938        165,773             --             --             --             --
Accumulation units purchased and
  transferred from other funding options            96         57,925        932,427             --      1,841,796             --
Accumulation units redeemed and
  transferred to other funding options .      (207,034)       (16,760)      (129,790)            --       (308,102)            --
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................            --        206,938        802,637             --      1,533,694             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                               MIST BlackRock Large             MIST Dreman               MIST Harris Oakmark
                                                Cap Core Subaccount      Small Cap Value Subaccount     International Subaccount
                                                     (Class A)                    (Class A)                     (Class A)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options     1,142,212             --        147,929             --      2,669,725             --
Accumulation units redeemed and
  transferred to other funding options .      (118,551)            --        (10,134)            --       (143,468)            --
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     1,023,661             --        137,795             --      2,526,257             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                               MIST Janus Capital          MIST Legg Mason Partners       MIST Lord Abbett Bond
                                             Appreciation Subaccount       Managed Assets Subaccount       Debenture Subaccount
                                                    (Class A)                      (Class A)                     (Class A)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options     2,579,016             --        172,416             --      1,691,478             --
Accumulation units redeemed and
  transferred to other funding options .      (185,105)            --         (6,886)            --       (362,209)            --
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     2,393,911             --        165,530             --      1,329,269             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                 MIST Lord Abbett
                                                Growth and Income           MIST Lord Abbett Mid          MIST Met/aim Capital
                                                    Subaccount              Cap Value Subaccount        Appreciation Subaccount
                                                    (Class B)                    (Class B)                     (Class A)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options    10,604,225             --        162,741             --      1,993,337             --
Accumulation units redeemed and
  transferred to other funding options .      (663,879)            --         (4,837)            --       (225,472)            --
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     9,940,346             --        157,904             --      1,767,865             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                             MIST Met/AIM Small Cap                                    MIST Neuberger Berman Real
                                                Growth Subaccount       MIST MFS(R) Value Subaccount          Estate Subaccount
                                                    (Class A)                    (Class A)                      (Class A)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options       120,559             --      3,282,756             --      3,747,615             --
Accumulation units redeemed and
  transferred to other funding options .       (11,663)            --       (234,621)            --       (390,005)            --
Annuity units ..........................            --             --            256             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................       108,896             --      3,048,391             --      3,357,610             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                                MIST Pioneer Fund            MIST Pioneer Mid Cap         MIST Pioneer Strategic
                                                    Subaccount                 Value Subaccount              Income Subaccount
                                                     (Class A)                     (Class A)                     (Class A)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options       491,634             --        111,178             --      4,724,135             --
Accumulation units redeemed and
  transferred to other funding options .       (19,630)            --         (3,792)            --       (367,020)            --
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................       472,004             --        107,386             --      4,357,115             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                 MIST Third Avenue               MSF Blackrock                MSF Blackrock
                                                 Small Cap Value              Aggressive Growth                Bond Income
                                                    Subaccount                    Subaccount                   Subaccount
                                                    (Class B)                     (Class D)                     (Class A)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options     3,876,882             --      3,808,505             --      3,541,517             --
Accumulation units redeemed and
  transferred to other funding options .      (130,653)            --       (518,676)            --       (306,332)            --
Annuity units ..........................           340             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     3,746,569             --      3,289,829             --      3,235,185             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                           MSF BlackRock Bond Income      MSF BlackRock Money Market    MSF Capital Guardian U.S.
                                                   Subaccount                     Subaccount                 Equity Subaccount
                                                    (Class E)                      (Class A)                     (Class A)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options     3,510,051             --      8,303,453             --        253,724             --
Accumulation units redeemed and
  transferred to other funding options .      (117,850)            --     (4,055,728)            --        (34,053)            --
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     3,392,201             --      4,247,725             --        219,671             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                MSF FI Large Cap             MSF FI Value Leaders         MSF MetLife Aggressive
                                                   Subaccount                     Subaccount               Allocation Subaccount
                                                    (Class A)                      (Class D)                     (Class B)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options     5,164,585             --      7,365,510             --        506,312             --
Accumulation units redeemed and
  transferred to other funding options .      (746,862)            --       (824,207)            --        (16,277)            --
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     4,417,723             --      6,541,303             --        490,035             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                             MSF MetLife Conservative    MSF MetLife Conservative to       MSF MetLife Moderate
                                                    Allocation                Moderate Allocation               Allocation
                                               Subaccount (Class B)          Subaccount (Class B)          Subaccount (Class B)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options        65,961             --        723,084             --      3,004,420             --
Accumulation units redeemed and
  transferred to other funding options .          (113)            --         (9,869)            --        (37,178)            --
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................        65,848             --        713,215             --      2,967,242             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                            MSF MetLife Moderate to        MSF MFS(R) Total Return        MSF Oppenheimer Global
                                              Aggressive Allocation              Subaccount                Equity Subaccount
                                              Subaccount (Class B)                (Class F)                    (Class B)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options     3,984,367             --     24,214,746             --      6,535,354             --
Accumulation units redeemed and
  transferred to other funding options .        (1,613)            --     (1,571,038)            --       (435,751)            --
Annuity units ..........................            --             --             --             --            465             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     3,982,754             --     22,643,708             --      6,100,068             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                 MSF T. Rowe Price               MSF Western                   MSF Western
                                                 Large Cap Growth             Asset Management              Asset Management
                                                    Subaccount           High Yield Bond Subaccount    U.S. Government Subaccount
                                                    (Class B)                    (Class A)                      (Class A)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options     2,795,990             --         87,547             --         50,784             --
Accumulation units redeemed and
  transferred to other funding options .      (138,213)            --        (32,771)            --        (36,018)            --
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     2,657,777             --         54,776             --         14,766             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                           PIMCO VIT Real Return         PIMCO VIT Total Return
                                                   Money Market                  Subaccount                    Subaccount
                                                    Subaccount             (Administrative Class)        (Administrative Class)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     3,680,011      4,070,176      7,458,221      1,920,086     21,488,266     13,709,973
Accumulation units purchased and
  transferred from other funding options     1,668,916      1,120,333      1,783,080      6,030,189      4,917,788     11,010,580
Accumulation units redeemed and
  transferred to other funding options .    (5,348,927)    (1,510,498)    (1,362,818)      (492,054)    (2,678,930)    (3,232,287)
Annuity units ..........................            --             --           (598)            --           (627)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................            --      3,680,011      7,877,885      7,458,221     23,726,497     21,488,266
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                           Putnam VT Discovery Growth      Putnam VT International      Putnam VT Small Cap Value
                                                   Subaccount                  Equity Subaccount               Subaccount
                                                   (Class IB)                     (Class IB)                   (Class IB)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................       340,907        383,981        609,180        593,125      3,660,301      2,954,078
Accumulation units purchased and
  transferred from other funding options            --            989        113,199        157,348        249,893      1,204,861
Accumulation units redeemed and
  transferred to other funding options .        (5,300)       (44,063)       (73,646)      (141,293)      (404,877)      (498,638)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................       335,607        340,907        648,733        609,180      3,505,317      3,660,301
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                             Travelers AIM Capital          Travelers Convertible          Travelers Disciplined
                                                 Appreciation                    Securities                    Mid Cap Stock
                                                  Subaccount                     Subaccount                     Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     1,965,970      1,689,712      1,743,474      1,905,649        855,140        959,082
Accumulation units purchased and
  transferred from other funding options        20,082        647,784          1,924        123,740          2,445         94,085
Accumulation units redeemed and
  transferred to other funding options .    (1,986,052)      (371,526)    (1,745,398)      (285,915)      (857,585)      (198,027)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................            --      1,965,970             --      1,743,474             --        855,140
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                  Travelers
                                             Travelers Equity Income        Federated High Yield       Travelers Federated Stock
                                                   Subaccount                     Subaccount                   Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     7,276,448      6,373,321      1,580,451      2,182,609        482,429        643,283
Accumulation units purchased and
  transferred from other funding options       200,559      1,595,489        171,453        544,758          1,533          3,525
Accumulation units redeemed and
  transferred to other funding options .    (7,477,007)      (692,362)    (1,751,904)    (1,146,916)      (483,962)      (164,379)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................            --      7,276,448             --      1,580,451             --        482,429
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                        Travelers Managed Allocation  Travelers Managed Allocation
                                              Travelers Large Cap            Series: Aggressive           Series: Conservative
                                                  Subaccount                     Subaccount                    Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     1,763,026      1,711,833        308,349             --         60,987             --
Accumulation units purchased and
  transferred from other funding options        54,861        215,092         63,293        354,700          1,157        149,677
Accumulation units redeemed and
  transferred to other funding options .    (1,817,887)      (163,899)      (371,642)       (46,351)       (62,144)       (88,690)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................            --      1,763,026             --        308,349             --         60,987
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                          Travelers Managed Allocation  Travelers Managed Allocation  Travelers Managed Allocation
                                                Series: Moderate         Series: Moderate-Aggressive  Series: Moderate-Conservative
                                                   Subaccount                    Subaccount                    Subaccount
                                          ----------------------------  ----------------------------  ----------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     2,179,211             --      1,981,263             --        470,868             --
Accumulation units purchased and
  transferred from other funding options       420,923      2,184,124        810,063      1,981,305        170,368        470,870
Accumulation units redeemed and
  transferred to other funding options .    (2,600,134)        (4,913)    (2,791,326)           (42)      (641,236)            (2)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................            --      2,179,211             --      1,981,263             --        470,868
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                              Travelers Mercury               Travelers MFS(R)
                                            Travelers Managed Income            Large Cap Core                Mid Cap Growth
                                                   Subaccount                     Subaccount                    Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     3,196,984      2,224,884      1,042,616        974,417      4,424,581      2,539,201
Accumulation units purchased and
  transferred from other funding options       320,092      1,402,029         12,781        213,840         77,717      2,383,766
Accumulation units redeemed and
  transferred to other funding options .    (3,517,076)      (429,929)    (1,055,397)      (145,641)    (4,502,298)      (498,386)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................            --      3,196,984             --      1,042,616             --      4,424,581
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                 Travelers MFS(R)                                          Travelers Mondrian
                                                  Total Return             Travelers MFS(R) Value         International Stock
                                                   Subaccount                   Subaccount                    Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................    20,782,631     13,948,716      2,756,072        210,969      2,642,265      1,310,537
Accumulation units purchased and
  transferred from other funding options     1,473,208      8,836,430        456,532      2,760,052        125,277      1,508,542
Accumulation units redeemed and
  transferred to other funding options .   (22,255,839)    (2,002,515)    (3,212,604)      (214,949)    (2,767,542)      (176,814)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................            --     20,782,631             --      2,756,072             --      2,642,265
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                               Travelers Pioneer             Travelers Pioneer
                                              Travelers Pioneer Fund              Mid Cap Value               Strategic Income
                                                    Subaccount                     Subaccount                    Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................       488,417        233,813         48,829             --      3,414,214      1,219,235
Accumulation units purchased and
  transferred from other funding options        19,253        365,030         48,894         48,831        669,358      2,319,763
Accumulation units redeemed and
  transferred to other funding options .      (507,670)      (110,426)       (97,723)            (2)    (4,083,572)      (124,784)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................            --        488,417             --         48,829             --      3,414,214
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                                                                                     Travelers Style Focus Series:
                                            Travelers Quality Bond       Travelers Strategic Equity         Small Cap Growth
                                                  Subaccount                     Subaccount                    Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     3,757,588      4,456,285      3,643,396      4,154,042         56,512             --
Accumulation units purchased and
  transferred from other funding options        56,951        549,371         18,049        124,762         18,619         56,536
Accumulation units redeemed and
  transferred to other funding options .    (3,814,539)    (1,248,068)    (3,661,445)      (635,408)       (75,131)           (24)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................            --      3,757,588             --      3,643,396             --         56,512
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                Travelers Style
                                                 Focus Series:                 Travelers U.S.
                                                Small Cap Value            Government Securities          Travelers Van Kampen
                                                   Subaccount                    Subaccount              Enterprise Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................        43,289             --        104,458         86,440        187,111        165,842
Accumulation units purchased and
  transferred from other funding options        11,515         43,387             --         55,267         69,188         77,483
Accumulation units redeemed and
  transferred to other funding options .       (54,804)           (98)      (104,458)       (37,249)      (256,299)       (56,214)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................            --         43,289             --        104,458             --        187,111
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                        Van Kampen LIT Strategic
                                             Van Kampen LIT Comstock      Van Kampen LIT Enterprise              Growth
                                              Subaccount (Class II)         Subaccount (Class II)         Subaccount (Class I)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     1,096,855        859,213         23,595         27,902        945,591        874,578
Accumulation units purchased and
  transferred from other funding options        70,764        296,553         81,472            875         20,653        124,574
Accumulation units redeemed and
  transferred to other funding options .      (170,864)       (58,911)          (875)        (5,182)      (100,773)       (53,561)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................       996,755      1,096,855        104,192         23,595        865,471        945,591
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                          VIP Dynamic Capital
                                          VIP Contrafund(R) Subaccount  VIP Contrafund(R) Subaccount     Appreciation Subaccount
                                               (Service Class 2)              (Service Class)               (Service Class 2)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     2,575,917      2,549,275      5,737,878      1,981,434        273,385        273,926
Accumulation units purchased and
  transferred from other funding options       262,773        355,905      1,802,674      4,093,798          5,172          8,299
Accumulation units redeemed and
  transferred to other funding options .      (355,958)      (329,263)      (850,417)      (337,354)       (16,272)        (8,840)
Annuity units ..........................            --             --           (268)            --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     2,482,732      2,575,917      6,689,867      5,737,878        262,285        273,385
                                           ===========    ===========    ===========    ===========    ===========    ===========

                  NOTES TO FINANCIAL STATEMENTS -- (Concluded)

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Concluded)

                                            VIP Mid Cap Subaccount
                                               (Service Class 2)
                                           ------------------------
                                              2006          2005
                                           ----------    ----------
Accumulation and annuity units
  beginning of year ....................    5,209,605     2,211,242
Accumulation units purchased and
  transferred from other funding options    1,067,700     3,323,567
Accumulation units redeemed and
  transferred to other funding options .     (563,488)     (325,204)
Annuity units ..........................         (271)           --
                                           ----------    ----------
Accumulation and annuity units
  end of year ..........................    5,713,546     5,209,605
                                           ==========    ==========

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of MetLife Insurance Company of Connecticut:

     We have audited the accompanying consolidated balance sheets of MetLife Insurance Company of Connecticut ("MetLife Connecticut") (formerly known as "The Travelers Insurance Company") and its subsidiaries (collectively the "Company") as of December 31, 2006 and 2005, and the related consolidated statements of income, stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2006. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company of Connecticut and its subsidiaries as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As described in Notes 1 and 3 to the consolidated financials statements, on October 11, 2006, MetLife Connecticut entered into a Transfer Agreement with MetLife Investors Group, Inc. ("MLIG"), both subsidiaries of MetLife, Inc. ("MetLife"), pursuant to which MetLife Connecticut acquired all of the stock of MetLife Investors USA Insurance Company ("MLI-USA") from MLIG. As the transaction was between entities under common control, the transaction was recorded and accounted for in a manner similar to a pooling-of-interests from July 1, 2005 (the "Acquisition Date"); further, as MLI-USA has been controlled by MetLife for longer than MetLife Connecticut, all amounts reported for periods prior to the Acquisition Date are those of MLI-USA.


/S/ DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP
New York, New York
March 30, 2007

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2006 AND 2005

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)



                                                                   2006       2005
                                                                 --------   --------


ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $48,406 and $53,231,
     respectively).............................................  $ 47,846   $ 52,589
  Trading securities, at fair value (cost: $0 and $457,
     respectively).............................................        --        452
  Equity securities available-for-sale, at estimated fair value
     (cost: $777 and $424, respectively).......................       795        421
  Mortgage and consumer loans..................................     3,595      2,543
  Policy loans.................................................       918        916
  Real estate and real estate joint ventures held-for-
     investment................................................       173         91
  Real estate held-for-sale....................................         7          5
  Other limited partnership interests..........................     1,082      1,252
  Short-term investments.......................................       777      1,769
  Other invested assets........................................     1,241      1,057
                                                                 --------   --------
     Total investments.........................................    56,434     61,095
Cash and cash equivalents......................................       649        571
Accrued investment income......................................       597        602
Premiums and other receivables.................................     8,410      7,008
Deferred policy acquisition costs and value of business
  acquired.....................................................     5,111      4,914
Current income tax recoverable.................................        94         48
Deferred income tax assets.....................................     1,007      1,120
Goodwill.......................................................       953        924
Other assets...................................................       765        442
Separate account assets........................................    50,067     44,524
                                                                 --------   --------
     Total assets..............................................  $124,087   $121,248
                                                                 ========   ========

LIABILITIES AND STOCKHOLDERS' EQUITY
Liabilities:
  Future policy benefits.......................................  $ 19,654   $ 18,344
  Policyholder account balances................................    35,099     37,840
  Other policyholder funds.....................................     1,513      1,293
  Long-term debt -- affiliated.................................       435        435
  Payables for collateral under securities loaned and other
     transactions..............................................     9,155      9,737
  Other liabilities............................................       749      1,642
  Separate account liabilities.................................    50,067     44,524
                                                                 --------   --------
     Total liabilities.........................................   116,672    113,815
                                                                 --------   --------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 12)
Stockholders' Equity:
  Common stock, par value $2.50 per share; 40,000,000 shares authorized; 34,595,317 shares issued and outstanding at
     December 31, 2006 and 2005................................        86         86
  Additional paid-in capital...................................     7,123      7,180
  Retained earnings............................................       520        581
  Accumulated other comprehensive income (loss)................      (314)      (414)
                                                                 --------   --------
     Total stockholders' equity................................     7,415      7,433
                                                                 --------   --------
     Total liabilities and stockholders' equity................  $124,087   $121,248
                                                                 ========   ========




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                        CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                  (IN MILLIONS)



                                                              2006     2005    2004
                                                             ------   ------   ----


REVENUES
Premiums...................................................  $  308   $  281   $  9
Universal life and investment-type product policy fees.....   1,268      862    159
Net investment income......................................   2,839    1,438    207
Other revenues.............................................     212      132     26
Net investment gains (losses)..............................    (521)    (198)    (9)
                                                             ------   ------   ----
  Total revenues...........................................   4,106    2,515    392
                                                             ------   ------   ----
EXPENSES
Policyholder benefits and claims...........................     792      570     18
Interest credited to policyholder account balances.........   1,316      720    153
Other expenses.............................................   1,173      678    179
                                                             ------   ------   ----
  Total expenses...........................................   3,281    1,968    350
                                                             ------   ------   ----
Income before provision for income tax.....................     825      547     42
Provision for income tax...................................     228      156     17
                                                             ------   ------   ----
Income before cumulative effect of a change in accounting,
  net of income tax........................................     597      391     25
Cumulative effect of a change in accounting, net of income
  tax......................................................      --       --      2
                                                             ------   ------   ----
Net income.................................................  $  597   $  391   $ 27
                                                             ======   ======   ====




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                 CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                  (IN MILLIONS)



                                                                               ACCUMULATED OTHER
                                                                          COMPREHENSIVE INCOME (LOSS)
                                                                          ---------------------------
                                                                                NET         FOREIGN
                                                    ADDITIONAL              UNREALIZED      CURRENCY
                                            COMMON    PAID-IN   RETAINED    INVESTMENT    TRANSLATION
                                             STOCK    CAPITAL   EARNINGS  GAINS (LOSSES)   ADJUSTMENT   TOTAL
                                            ------  ----------  --------  --------------  -----------  ------


BALANCE AT JANUARY 1, 2004 (NOTE 3).......    $11     $  171      $ 163        $  32          $--      $  377
Capital contribution from MetLife
  Investors Group, Inc. ..................               300                                              300
Comprehensive income (loss):
  Net income..............................                           27                                    27
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments,  net of
       income tax.........................                                        (2)                      (2)
                                                                                                       ------
     Other comprehensive income (loss)....                                                                 (2)
                                                                                                       ------
  Comprehensive income (loss).............                                                                 25
                                              ---     ------      -----        -----          ---      ------
BALANCE AT DECEMBER 31, 2004..............     11        471        190           30           --         702
MetLife Insurance Company of Connecticut's
  common stock purchased by MetLife, Inc.
  (Notes 2 and 3).........................     75      6,709                                            6,784
Comprehensive income (loss):
  Net income..............................                          391                                   391
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments,  net of
       income tax.........................                                        (1)                      (1)
     Unrealized investment gains (losses),
       net of related offsets and income
       tax................................                                      (445)                    (445)
     Foreign currency translation
       adjustments........................                                                      2           2
                                                                                                       ------
     Other comprehensive income (loss)....                                                               (444)
                                                                                                       ------
  Comprehensive income (loss).............                                                                (53)
                                              ---     ------      -----        -----          ---      ------
BALANCE AT DECEMBER 31, 2005..............     86      7,180        581         (416)           2       7,433
Revisions of purchase price pushed down to
  MetLife Insurance Company of
  Connecticut's net assets acquired (Note
  2)......................................                40                                               40
Dividend paid to MetLife, Inc. ...........              (259)      (658)                                 (917)
Capital contribution of intangible assets
  from MetLife,  Inc., net of income tax
  (Notes 8 and 14)........................               162                                              162
Comprehensive income (loss):
  Net income..............................                          597                                   597
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments,  net of
       income tax.........................                                        (5)                      (5)
     Unrealized investment gains (losses),
       net of related offsets and income
       tax................................                                       107                      107
     Foreign currency translation
       adjustments, net of  income tax....                                                     (2)         (2)
                                                                                                       ------
     Other comprehensive income (loss)....                                                                100
                                                                                                       ------
  Comprehensive income (loss).............                                                                697
                                              ---     ------      -----        -----          ---      ------
BALANCE AT DECEMBER 31, 2006..............    $86     $7,123      $ 520        $(314)         $--      $7,415
                                              ===     ======      =====        =====          ===      ======




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                  (IN MILLIONS)



                                                                   2006       2005       2004
                                                                 --------   --------   -------


CASH FLOWS FROM OPERATING ACTIVITIES
Net Income....................................................   $    597   $    391   $    27
Adjustments to reconcile net income to net cash provided by
  operating activities:
     Depreciation and amortization expenses...................          6          4        --
     Amortization of premiums and accretion of discounts
       associated with investments, net.......................         74        112        21
     (Gains) losses from sales of investments and businesses,
       net....................................................        521        198         9
     Equity earnings of real estate joint ventures and other
       limited partnership interests..........................        (83)       (19)       --
     Interest credited to policyholder account balances.......      1,316        720       153
     Universal life and investment-type product policy fees...     (1,268)      (862)     (159)
     Change in accrued investment income......................          2        (68)       --
     Change in premiums and other receivables.................       (509)      (415)   (1,108)
     Change in deferred policy acquisition costs, net.........       (234)      (211)     (165)
     Change in insurance-related liabilities..................        234        812        17
     Change in trading securities.............................        (43)       103        --
     Change in income tax payable.............................        156        298        --
     Change in income tax recoverable.........................         --         --       (29)
     Change in other assets...................................        586        574       140
     Change in other liabilities..............................       (351)      (876)     (106)
     Other, net...............................................         --          2        --
                                                                 --------   --------   -------
Net cash provided by (used in) operating activities...........      1,004        763    (1,200)
                                                                 --------   --------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities................................     27,706     24,008     1,521
     Equity securities........................................        218        221         2
     Mortgage and consumer loans..............................      1,034        748        72
     Real estate and real estate joint ventures...............        126         65        --
     Other limited partnership interests......................        762        173        --
  Purchases of:
     Fixed maturity securities................................    (23,840)   (32,850)   (1,482)
     Equity securities........................................       (109)        --        --
     Mortgage and consumer loans..............................     (2,092)      (500)      (42)
     Real estate and real estate joint ventures...............        (56)       (13)       --
     Other limited partnership interests......................       (343)      (330)       --
  Net change in policy loans..................................         (2)         3        --
  Net change in short-term investments........................        991        599         7
  Net change in other invested assets.........................       (316)       233         1
  Other, net..................................................          1          3        --
                                                                 --------   --------   -------
Net cash provided by (used in) investing activities...........      4,080     (7,640)       79
                                                                 --------   --------   -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits.................................................      8,185     11,230     4,541
     Withdrawals..............................................    (11,637)   (12,369)   (3,898)
  Net change in payables for collateral under securities
     loaned and other transactions............................       (582)     7,675       122
  Long-term debt issued.......................................         --        400        --
  Dividends on common stock...................................       (917)        --        --
  Capital contribution from MetLife Investors Group, Inc. ....         --         --       300
  Contribution of MetLife Insurance Company of Connecticut
     from MetLife, Inc., net of cash received  of $0, $443 and
     $0, respectively.........................................         --        443        --
  Other, net..................................................        (55)       (75)       --
                                                                 --------   --------   -------
Net cash (used in) provided by financing activities...........     (5,006)     7,304     1,065
                                                                 --------   --------   -------
Change in cash and cash equivalents...........................         78        427       (56)
Cash and cash equivalents, beginning of year..................        571        144       200
                                                                 --------   --------   -------
CASH AND CASH EQUIVALENTS, END OF YEAR........................   $    649   $    571   $   144
                                                                 ========   ========   =======

Supplemental disclosures of cash flow information:
  Net cash paid during the year for:
     Interest.................................................   $     31   $     18   $     2
                                                                 ========   ========   =======
     Income tax...............................................   $     81   $     87   $    (2)
                                                                 ========   ========   =======
  Non-cash transactions during the year:
     Net assets of MetLife Insurance Company of Connecticut
       acquired by MetLife, Inc. and contributed to MLI-USA
       net of cash received of $443 million...................   $     --   $  6,341   $    --
                                                                 ========   ========   =======
     Contribution of other intangible assets, net of deferred
       income tax.............................................   $    162   $     --   $   --
                                                                 ========   ========   =======
     Contribution of goodwill from MetLife, Inc. .............   $     29   $     --   $    --
                                                                 ========   ========   =======




--------
See Note 2 for further discussion of the net assets of MetLife Insurance Company of Connecticut acquired by MetLife, Inc. and contributed to MLI-USA.
See Note 19 for non-cash reinsurance transactions.

          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut (formerly, The Travelers Insurance Company), a Connecticut corporation incorporated in 1863 ("MetLife Connecticut"), and its subsidiaries, including MetLife Life and Annuity Company of Connecticut ("MLAC", formerly The Travelers Life and Annuity Company) and MetLife Investors USA Insurance Company ("MLI-USA"). The Company is a subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

     On July 1, 2005 (the "Acquisition Date"), MetLife Connecticut became a wholly-owned subsidiary of MetLife. MetLife Connecticut, together with substantially all of Citigroup Inc.'s ("Citigroup") international insurance businesses, excluding Primerica Life Insurance Company and its subsidiaries ("Primerica") (collectively, "Travelers"), were acquired by MetLife from Citigroup (the "Acquisition") for $12.1 billion. See Note 2 for further information on the Acquisition.

     On October 11, 2006, MetLife transferred MLI-USA to MetLife Connecticut. See Note 3.

     On February 14, 2006, a Certificate of Amendment was filed with the State of Connecticut Office of the Secretary of the State changing the name of The Travelers Insurance Company to MetLife Insurance Company of Connecticut, effective May 1, 2006.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of
(i) MLI-USA and effective July 1, 2005, MetLife Connecticut and its subsidiaries (See Notes 2 and 3); (ii) partnerships and joint ventures in which the Company has control; and (iii) variable interest entities ("VIEs") for which the Company is deemed to be the primary beneficiary. Intercompany accounts and transactions have been eliminated.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint ventures and partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures and partnership's operations.

     Minority interest related to consolidated entities included in other liabilities was $43 million and $180 million at December 31, 2006 and 2005, respectively. At December 31, 2005, the Company was the majority owner of Tribeca Citigroup Investments Ltd. ("Tribeca") and consolidated the fund within its consolidated financial statements. During the second quarter of 2006, the Company's ownership interests in Tribeca declined to a position whereby Tribeca is no longer consolidated. See Note 4 for further information.

     Certain amounts in the prior year periods' consolidated financial statements have been reclassified to conform with the 2006 presentation.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining:



(i) the fair value of investments in the absence of quoted market values;
(ii)     investment impairments;
(iii)    the recognition of income on certain investments;
(iv) the application of the consolidation rules to certain investments;
(v)      the fair value of and accounting for derivatives;
(vi) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA");
(vii)    the measurement of goodwill and related impairment, if any;
(viii)   the liability for future policyholder benefits;
(ix) accounting for income taxes and the valuation of deferred income tax assets;
(x)      accounting for reinsurance transactions; and
(xi)     the liability for litigation and regulatory matters.


     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. The application of purchase accounting requires the use of estimation techniques in determining the fair value of the assets acquired and liabilities assumed -- the most significant of which relate to the aforementioned critical estimates. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturity and equity securities, mortgage and consumer loans, policy loans, real estate, real estate joint ventures and other limited partnerships, short-term investments and other invested assets. The accounting policies related to each are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale, except for trading securities, and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded as part of net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are obtained from broker-dealer survey values or internal estimates. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 4);
     (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Trading Securities. The Company's trading securities portfolio, principally consisting of fixed maturity and equity securities, supports investment strategies that involve the active and frequent purchase and sale of securities and the execution of short sale agreements and supports asset and liability matching strategies for certain insurance products. Trading securities and short sale agreement liabilities are recorded at fair value with subsequent changes in fair value recognized in net investment income. Related dividends and investment income are also included in net investment income. Beginning in the second quarter of 2006, the Company no longer holds a trading securities portfolio. (See also Note
     4)

          Securities Lending. Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% of the fair value of the securities loaned. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage and Consumer Loans. Mortgage and consumer loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or the loan's market value if the loan is being sold. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. Real estate held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint ventures and partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures and the partnership's operations. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and limited partnerships for impairments. For its cost method investments, it follows an impairment analysis which

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     is similar to the process followed for its fixed maturity and equity securities as described previously. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value.

          Other Invested Assets. Other invested assets consist primarily of stand-alone derivatives with positive fair values.

          Estimates and Uncertainties. The Company's investments are exposed to three primary sources of risk: credit, interest rate and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the recognition of impairments, the recognition of income on certain investments and the determination of fair values.

          The determination of the amount of allowances and impairments, as applicable, are described above by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

          The recognition of income on certain investments (e.g. loan-backed securities including mortgage-backed and asset-backed securities, certain investment transactions, trading securities, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and
     (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

          Additionally, when the Company enters into certain real estate joint ventures and other limited partnerships for which the Company may be deemed to be the primary beneficiary under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of ARB No. 51, it may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          The use of different methodologies and assumptions as to the timing and amount of impairments, recognition of income and the determination of the fair value of investments may have a material effect on the amounts presented within the consolidated financial statements.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial instruments. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. To a lesser extent, the Company uses credit derivatives to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. The determination of fair value, when quoted market values are not available, is based on valuation methodologies and assumptions deemed appropriate under the circumstances. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. Such assumptions include estimates of volatility, interest rates, foreign currency exchange rates, other financial indices and credit ratings. Essential to the analysis of the fair value is a risk of counterparty default. The use of different assumptions may have a material effect on the estimated derivative fair value amounts as well as the amount of reported net income.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133") as amended, changes in the fair value of the derivative are reported in net investment gains (losses). The fluctuations in fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments and measurement of hedge effectiveness are also subject to interpretation and estimation, and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the consolidated financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholders' equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses).

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated under SFAS 133. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at fair value in the consolidated financial statements and that their related changes in fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $52 million and $2 million at December 31, 2006 and 2005, respectively. Accumulated amortization was $3 million at December 31, 2006 and the computer software was fully amortized at December 31, 2005. Related amortization expense was $3 million and $1 million for the years ended December 31, 2006 and 2005, respectively. There was no amortization expense for the year ended December 31, 2004.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issue expenses. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC related to internally replaced contracts are generally expensed at the date of replacement.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to non-participating traditional contracts (term insurance and non-participating whole life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency, and investment returns at policy issuance, or policy acquisition as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple and a discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rates for future policy benefit liabilities on non-participating traditional life insurance range from 4% to 7%.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 3% to 9%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. The interest rate used in establishing such liabilities is 4%.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. The interest rate used in establishing such liabilities is 4%.

     Liabilities for unpaid claims and claim expenses for the Company's workers' compensation business are included in future policyholder benefits and are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


management programs, reduced for anticipated subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary guarantees relating to certain life policies as follows:

     - Annuity guaranteed death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder.

     - Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary and paid up guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances ("PAB") for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       purchase payments plus applicable bonus amounts). The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - For both GMWB and GMAB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     - The fair values of the GMWB and GMAB riders are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits (at inception). The changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. These riders may be more costly than expected in volatile or declining markets, causing an increase in liabilities for future policy benefits, negatively affecting net income.

     The Company issues both GMWBs and GMABs directly and assumes risk relating to GMWBs and GMABs issued by an affiliate through a financing agreement. Some of the risks associated with GMWBs and GMABs directly written and assumed were transferred to a different affiliate through another financing agreement and included in premiums and other receivables.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     PABs relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 0.5% to 12%, less expenses, mortality charges, and withdrawals; and (iii) fair value purchase accounting adjustments relating to the Acquisition.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments. Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of amounts assessed against PABs for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related PABs.

     Premiums related to workers' compensation contracts are recognized as revenue on a pro rata basis over the applicable contract term.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Other Revenues

     Other revenues include advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Income Taxes

     The Company and its includable life insurance subsidiaries file a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended ("Code"). Non-includable subsidiaries file either a separate individual corporate tax return or a separate consolidated tax return. Prior to the transfer of MLI-USA to MetLife Connecticut, MLI-USA joined MetLife's includable affiliates in filing a federal income tax return. MLI-USA joined MetLife Connecticut's includable affiliates as of October 11, 2006.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred income tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     For U.S. federal income tax purposes, an election in 2005 under Internal Revenue Code Section 338 was made by the Company's parent, MetLife. As a result of this election, the tax basis in the acquired assets and liabilities was adjusted as of the Acquisition Date and the related deferred income tax asset established for the taxable difference from the book basis.

     The realization of deferred income tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:



    (i) future taxable income exclusive of reversing temporary differences and carryforwards;
    (ii)    future reversals of existing taxable temporary differences;
    (iii)   taxable income in prior carryback years; and
    (iv)    tax planning strategies.


     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities or when estimates used in determining valuation allowances on deferred income tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events such as changes in tax legislation could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance transactions as both a provider and a purchaser of reinsurance for its insurance products.

     For each of its reinsurance contracts, the Company determines if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the contract. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance contracts are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance contracts are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance contracts with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance contract.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance contracts and are net of reinsurance ceded.

     If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract as a deposit, net of related expenses. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenue or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenue or other expenses, as appropriate.

     Amounts received from reinsurers for policy administration are reported in other revenues.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  Employee Benefit Plans

     Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by Metropolitan Life Insurance Company ("Metropolitan Life"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from Metropolitan Life.

  Foreign Currency

     Balance sheet accounts are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Derivative Financial Instruments

     The Company has adopted guidance relating to derivative financial instruments as follows:

     - Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS No. 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:



      (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;
      (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;
      (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and
      (iv) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.


     The adoption of SFAS 155 did not have a material impact on the Company's consolidated financial statements.

     - Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     - Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's consolidated financial statements.

  Other Pronouncements

     Effective November 15, 2006, the Company adopted U.S. Securities and Exchange Commission ("SEC") Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the Emerging Issues Task Force ("EITF") reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. For all other limited partnerships, EITF 04-5 required adoption by January 1, 2006 through a cumulative effect of a change in accounting principle recorded in opening equity or applied retrospectively by adjusting prior period financial statements. The adoption of the provisions of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") No. FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


outside the control of the transferor. The adoption of FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the FASB completed its review of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP Nos. FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

     Effective July 1, 2004, the Company adopted EITF Issue No. 03-16, Accounting for Investments in Limited Liability Companies ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2004, the Company adopted Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long Duration Contracts and for Separate Accounts ("SOP 03-1"), as interpreted by a Technical Practice Aid ("TPA"), issued by the American Institute of Certified Public Accountants ("AICPA") and FSP No. 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability ("FSP 97-1"). SOP 03-1 provides guidance on: (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. As a result of the adoption of SOP 03-1, effective January 1, 2004, the Company decreased the liability for future policyholder benefits for changes in the methodology relating to various guaranteed death and annuitization benefits and for determining liabilities for certain universal life insurance contracts by $2 million, which was reported as a cumulative effect of a change in accounting. This amount is net of corresponding changes in DAC, including unearned revenue liability, under certain variable annuity and life contracts and income tax. The application of SOP 03-1 increased the Company's 2004 net income by $3 million, including the cumulative effect of the adoption.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits all entities the option to measure most financial instruments and certain

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


other items at fair value at specified election dates and to report related unrealized gains and losses in earnings. The fair value option will generally be applied on an instrument-by-instrument basis and is generally an irrevocable election. SFAS 159 is effective for fiscal years beginning after November 15, 2007. The Company is evaluating which eligible financial instruments, if any, it will elect to account for at fair value under SFAS 159 and the related impact on the Company's consolidated financial statements.

     In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value in GAAP and requires enhanced disclosures about fair value measurements. SFAS 157 does not require any new fair value measurements. The pronouncement is effective for fiscal years beginning after November 15, 2007. The guidance in SFAS 157 will be applied prospectively with the exception of:
(i) block discounts of financial instruments; and (ii) certain financial and hybrid instruments measured at initial recognition under SFAS 133 which is to be applied retrospectively as of the beginning of initial adoption (a limited form of retrospective application). The Company is currently evaluating the impact of SFAS 157 on the Company's consolidated financial statements. Implementation of SFAS 157 will require additional disclosures in the Company's consolidated financial statements.

     In June 2006, the FASB issued FIN No. 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. FIN 48 will also require significant additional disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006. Based upon the Company's evaluation work completed to date, the Company expects to recognize a reduction to the January 1, 2007 balance of retained earnings of less than $1 million.

     In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. SFAS 156 will be applied prospectively and is effective for fiscal years beginning after September 15, 2006. The Company does not expect SFAS 156 to have a material impact on the Company's consolidated financial statements.

     In September 2005, the AICPA issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. It is effective for internal replacements occurring in fiscal years beginning after December 15, 2006.

     In addition, in February 2007, related TPAs were issued by the AICPA to provide further clarification of SOP 05-1. The TPAs are effective concurrently with the adoption of the SOP. Based on the Company's interpretation of SOP 05-1 and related TPAs, the adoption of SOP 05-1 will result in a reduction to DAC and VOBA relating primarily to the Company's group life and health insurance contracts that contain certain rate reset provisions. The Company estimates that the adoption of SOP 05-1 as of January 1, 2007 will result in a cumulative effect adjustment of between $75 million and $95 million, net of income tax, which will be recorded as a reduction

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


to retained earnings. In addition, the Company estimates that accelerated DAC and VOBA amortization will reduce 2007 net income by approximately $5 million to $15 million, net of income tax.

2. ACQUISITION OF METLIFE INSURANCE COMPANY OF CONNECTICUT BY METLIFE, INC. FROM CITIGROUP INC.

     On the Acquisition Date, MetLife Connecticut became a subsidiary of MetLife. MetLife Connecticut, together with substantially all of Citigroup Inc.'s international insurance businesses, excluding Primerica Life Insurance Company and its subsidiaries, were acquired by MetLife from Citigroup for $12.1 billion. Prior to the Acquisition, MetLife Connecticut was a subsidiary of Citigroup Insurance Holding Company ("CIHC"). Primerica was distributed via dividend from MetLife Connecticut to CIHC on June 30, 2005 in contemplation of the Acquisition. The total consideration paid by MetLife for the purchase consisted of $11.0 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of $1.0 billion to Citigroup and $100 million in other transaction costs.

     In accordance with FASB SFAS No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, the Acquisition was accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of MetLife Connecticut be identified and measured at their fair value as of the acquisition date.

     Final Purchase Price Allocation and Goodwill

     The purchase price paid by MetLife has been allocated to the assets acquired and liabilities assumed using management's best estimate of their fair values as of the Acquisition Date. The computation of the purchase price and the allocation of the purchase price to the net assets acquired based upon their respective fair values as of July 1, 2005, and the resulting goodwill, as revised, are presented below.

     Based upon MetLife's method of allocating the purchase price to the entities acquired, the purchase price attributed to MetLife Connecticut increased by $40 million. The increase in purchase price was a result of additional consideration paid in 2006 by MetLife to Citigroup of $115 million and an increase in transaction costs of $3 million, offset by a $4 million reduction in restructuring costs for a total purchase price increase of $114 million.

     The allocation of purchase price was updated as a result of the additional purchase price attributed to MetLife Connecticut of $40 million, an increase of $15 million in the value of the future policy benefit liabilities and other policyholder funds resulting from the finalization of the evaluation of the Travelers underwriting criteria, an increase in securities of $24 million resulting from the finalization of the determination of the fair value of such securities, an increase in other liabilities of $2 million due to the receipt of additional information, all resulting in a net impact of the aforementioned adjustments increasing deferred income tax assets by $4 million. Goodwill increased by $29 million as a consequence of such revisions to the purchase price and the purchase price allocation.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                     AS OF JULY 1, 2005
                                                                     -------------------
                                                                        (IN MILLIONS)


TOTAL PURCHASE PRICE PAID BY METLIFE......................                 $12,084
  Purchase price attributed to other affiliates...........                   5,260
                                                                           -------
  Purchase price attributed to MetLife Connecticut........                   6,824
NET ASSETS OF METLIFE CONNECTICUT ACQUIRED PRIOR TO
  PURCHASE ACCOUNTING ADJUSTMENTS.........................  $8,207
ADJUSTMENTS TO REFLECT ASSETS ACQUIRED AT FAIR VALUE:
  Fixed maturity securities available-for-sale............      (2)
  Mortgage loans on real estate...........................      72
  Real estate and real estate joint ventures held-for-
     investment...........................................      39
  Other limited partnership interests.....................      48
  Other invested assets...................................     (36)
  Premiums and other receivables..........................   1,001
  Elimination of historical deferred policy acquisition
     costs................................................  (3,052)
  Value of business acquired..............................   3,490
  Value of distribution agreements and customer
     relationships acquired...............................      73
  Net deferred income tax asset...........................   1,751
  Elimination of historical goodwill......................    (196)
  Other assets............................................     (11)
ADJUSTMENTS TO REFLECT LIABILITIES ASSUMED AT FAIR VALUE:
  Future policy benefits..................................  (3,766)
  Policyholder account balances...........................  (1,870)
  Other liabilities.......................................     191
                                                            ------
NET FAIR VALUE OF ASSETS ACQUIRED AND LIABILITIES
  ASSUMED.................................................                   5,939
                                                                           -------
GOODWILL RESULTING FROM THE ACQUISITION ATTRIBUTED TO
  METLIFE CONNECTICUT.....................................                 $   885
                                                                           =======



     Goodwill resulting from the Acquisition has been allocated to the Company's segments, as well as Corporate & Other, as follows:


                                                                   AS OF JULY 1, 2005
                                                                   ------------------
                                                                      (IN MILLIONS)


Institutional....................................................         $312
Individual.......................................................          163
Corporate & Other................................................          410
                                                                          ----
  TOTAL..........................................................         $885
                                                                          ====



     The entire amount of goodwill is expected to be deductible for income tax purposes.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

CONDENSED STATEMENT OF NET ASSETS ACQUIRED

     The condensed statement of net assets acquired reflects the fair value of MetLife Connecticut's net assets as follows:


                                                                   AS OF JULY 1, 2005
                                                                   ------------------
                                                                      (IN MILLIONS)


ASSETS
  Fixed maturity securities available-for-sale...................        $41,210
  Trading securities.............................................            555
  Equity securities available-for-sale...........................            641
  Mortgage loans on real estate..................................          2,363
  Policy loans...................................................            884
  Real estate and real estate joint ventures held-for-
     investment..................................................            126
  Other limited partnership interests............................          1,120
  Short-term investments.........................................          2,225
  Other invested assets..........................................          1,205
                                                                         -------
     Total investments...........................................         50,329
  Cash and cash equivalents......................................            443
  Accrued investment income......................................            494
  Premiums and other receivables.................................          4,688
  Value of business acquired.....................................          3,490
  Goodwill.......................................................            885
  Other intangible assets........................................             73
  Deferred income tax asset......................................          1,178
  Other assets...................................................            730
  Separate account assets........................................         30,427
                                                                         -------
     Total assets acquired.......................................         92,737
                                                                         -------

LIABILITIES:
  Future policy benefits.........................................         17,565
  Policyholder account balances..................................         34,251
  Other policyholder funds.......................................            115
  Current income tax.............................................             36
  Other liabilities..............................................          3,519
  Separate account liabilities...................................         30,427
                                                                         -------
     Total liabilities assumed...................................         85,913
                                                                         -------
     Net assets acquired.........................................        $ 6,824
                                                                         =======



  Other Intangible Assets

     VOBA reflects the estimated fair value of in-force contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts in-force at the Acquisition Date. VOBA is based on actuarially determined projections, by each block of

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience.

     The value of the other identifiable intangibles reflects the estimated fair value of MetLife Connecticut's distribution agreements and customer relationships acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreements. If actual experience under the distribution agreements or with customer relationships differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience. See Notes 8 and 14 for additional information on the value of distribution agreements ("VODA") acquired from Citigroup.

     The use of discount rates was necessary to establish the fair value of VOBA, as well as the other identifiable intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital, as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

     The fair values of business acquired, distribution agreements and customer relationships acquired are as follows:


                                                                             WEIGHTED AVERAGE
                                                      AS OF JULY 1, 2005   AMORTIZATION PERIOD
                                                      ------------------   -------------------
                                                         (IN MILLIONS)          (IN YEARS)


Value of business acquired..........................        $3,490                  16
Value of distribution agreements and customer
  relationships acquired............................            73                  16
                                                            ------
  Total value of intangible assets acquired,
     excluding goodwill.............................        $3,563                  16
                                                            ======



3.  CONTRIBUTION OF METLIFE CONNECTICUT FROM METLIFE, INC.

     On October 11, 2006, MetLife Connecticut and MetLife Investors Group, Inc. ("MLIG"), both subsidiaries of MetLife, entered into a Transfer Agreement ("Transfer Agreement"), pursuant to which MetLife Connecticut agreed to acquire all of the outstanding stock of MLI-USA from MLIG in exchange for shares of MetLife Connecticut's common stock. To effectuate the exchange of shares, MetLife returned 10,000,000 shares just prior to the closing of the transaction and retained 30,000,000 shares representing 100% of the then issued and outstanding shares of MetLife Connecticut. MetLife Connecticut issued 4,595,317 new shares to MLIG in exchange for all of the outstanding common stock of MLI-USA. After the closing of the transaction, 34,595,317 shares of MetLife Connecticut's common stock are outstanding, of which MLIG holds 4,595,317 shares, with the remaining shares held by MetLife.

     In connection with the Transfer Agreement on October 11, 2006, MLIG transferred to MetLife Connecticut certain assets and liabilities, including goodwill, VOBA and deferred income tax liabilities, which remain outstanding from MetLife's acquisition of MLIG on October 30, 1997. The assets and liabilities have been included in the financial data of the Company for all periods presented.

     The transfer of MLI-USA to MetLife Connecticut was a transaction between entities under common control. Since MLI-USA was the original entity under common control, for financial statement reporting purposes, MLI-USA is considered the accounting acquirer of MetLife Connecticut. Accordingly, all financial data included in these financial statements periods prior to July 1, 2005 is that of MLI-USA. For periods subsequent to July 1, 2005, MetLife Connecticut has been combined with MLI-USA in a manner similar to a pooling of interests. Information

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


regarding the consolidated statements of income of the Company for the years ended December 31, 2006 and 2005 is as follows:


                                                                                              UNAUDITED
                                                                                         ------------------
                                                                                         THREE MONTHS ENDED      YEAR ENDED
                                                    UNAUDITED                             DECEMBER 31, 2006  DECEMBER 31, 2006
                         --------------------------------------------------------------  ------------------  -----------------
                                      NINE MONTHS ENDED SEPTEMBER 30, 2006
                         --------------------------------------------------------------
                                                   ASSETS AND LIABILITIES
                                                         OUTSTANDING
                                                       FROM METLIFE'S
                                                         ACQUISITION       CONSOLIDATED
                         MICC HISTORICAL  MLI-USA          OF MLIG            COMPANY             CONSOLIDATED COMPANY
                         ---------------  -------  ----------------------  ------------  -------------------------------------
                                                            (IN MILLIONS)


Total revenues.........       $2,509        $623             $--              $3,132            $974               $4,106
Total expenses.........       $1,905        $486             $--              $2,391            $890               $3,281
                              ------        ----             ---              ------            ----               ------
Income before provision
  for income tax.......          604         137              --                 741            $ 84                  825
Provision for income
  tax..................          177          35              --                 212            $ 16                  228
                              ------        ----             ---              ------            ----               ------
Net income.............       $  427        $102             $--              $  529            $ 68               $  597
                              ======        ====             ===              ======            ====               ======






                                                                   YEAR ENDED DECEMBER 31, 2005
                                                         -----------------------------------------------
                                                                   ASSETS AND LIABILITIES
                                      SIX MONTHS ENDED                   OUTSTANDING
                                     DECEMBER 31, 2005                 FROM METLIFE'S
                                     -----------------                   ACQUISITION        CONSOLIDATED
                                      MICC HISTORICAL    MLI-USA           OF MLIG             COMPANY
                                     -----------------   -------   ----------------------   ------------
                                                                (IN MILLIONS)


Total revenues.....................        $1,749          $766              $--               $2,515
Total expenses.....................        $1,410          $561              $(3)              $1,968
                                           ------          ----              ---               ------
Income before provision for income
  tax..............................           339           205                3                  547
Provision for income tax...........            98            57                1                  156
                                           ------          ----              ---               ------
Net income.........................        $  241          $148              $ 2               $  391
                                           ======          ====              ===               ======




     The par value of the common stock presented in the statement of stockholders' equity for periods prior to the Acquisition Date has been adjusted to reflect the par value of the MetLife Connecticut shares issued to MLIG in exchange for MLI-USA's common stock. Information regarding the adjustments to stockholders' equity is as follows:


                                                                                     ACCUMULATED
                                                                                        OTHER
                                                                                    COMPREHENSIVE
                                                                                       INCOME
                                                                                  ----------------
                                                          ADDITIONAL               NET UNREALIZED
                                             COMMON         PAID IN    RETAINED   INVESTMENT GAINS
                                              STOCK         CAPITAL    EARNINGS       (LOSSES)       TOTAL
                                             ------       ----------   --------   ----------------   -----


Balance of MLI-USA's equity at January 1,
  2004                                         $ 2           $ 98        $163            $39          $302
Issuance of MetLife Connecticut's common
  stock to MLIG                                 11  (1)       (11)         --             --            --
Elimination of MLI-USA's common stock           (2) (2)         2          --             --            --
Assets and liabilities outstanding from
  MetLife's acquisition of MLIG                 --             82          --             (7)           75
                                               ---           ----        ----            ---          ----
Balance of MICC's equity at January 1, 2004    $11           $171        $163            $32          $377
                                               ===           ====        ====            ===          ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

--------

   (1) Represents the issuance of 4,595,317 shares of MetLife Connecticut's common stock, at $2.50 par value, by MetLife Connecticut to MLIG in exchange for all the outstanding common stock of MLI-USA, for a total adjustment of $11 million.

   (2) Represents the elimination of MLI-USA's common stock of $2 million.

The par value of the MetLife Connecticut common stock purchased by MetLife has been adjusted to reflect the return of the MetLife Connecticut common stock by MetLife in connection with the transfer of MetLife Connecticut to MLI-USA as follows:


                                                                                    ACCUMULATED
                                                                                       OTHER
                                                                                   COMPREHENSIVE
                                                                                      INCOME
                                                                                 ----------------
                                                         ADDITIONAL               NET UNREALIZED
                                            COMMON         PAID IN    RETAINED   INVESTMENT GAINS
                                             STOCK         CAPITAL    EARNINGS       (LOSSES)        TOTAL
                                            ------       ----------   --------   ----------------   ------


MetLife Connecticut's common stock
  purchased by MetLife in the Acquisition
  on July 1, 2005                            $100          $6,684        $--            $--         $6,784
Return of MetLife Connecticut's common
  stock from MetLife                          (25) (1)         25         --             --             --
                                             ----          ------        ---            ---         ------
MetLife Connecticut's common stock
  purchased by MetLife on July 1, 2005, as
  adjusted                                   $ 75          $6,709        $--            $--         $6,784
                                             ====          ======        ===            ===         ======



--------

   (1) Represents the return of 10,000,000 shares of MetLife Connecticut's common stock, at $2.50 par value, by MetLife to MetLife Connecticut in anticipation of the acquisition of MLI-USA by MetLife Connecticut, for a total adjustment of $25 million.

     The following unaudited pro forma condensed consolidated financial information presents the results of operations for the Company assuming the MetLife Connecticut acquisition had been effected as of January 1, 2005. This unaudited pro forma information does not necessarily represent what the Company's actual results of operations would have been if the acquisition had occurred as of the date indicated or what such results would be for any future periods.


                                                                                  UNAUDITED
                                                                    ------------------------------------
                                                    YEAR ENDED      SIX MONTHS ENDED       YEAR ENDED
                                                DECEMBER 31, 2005     JUNE 30, 2005    DECEMBER 31, 2005
                                                -----------------   ----------------   -----------------
                                                   CONSOLIDATED         PRO FORMA          PRO FORMA
                                                                          MICC
                                                     COMPANY           HISTORICAL             MICC
                                                -----------------   ----------------   -----------------
                                                                      (IN MILLIONS)



Total revenues                                        $2,515             $2,324              $4,839
Total expenses                                        $1,968             $1,523              $3,491
                                                      ------             ------              ------
Income before provision for income tax                   547                801               1,348
Provision for income tax                                 156                226                 382
                                                      ------             ------              ------
Net income                                            $  391             $  575              $  966
                                                      ======             ======              ======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

4.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturity and equity securities, the percentage that each sector represents by the total fixed maturity securities holdings and by the total equity securities holdings at:


                                                              DECEMBER 31, 2006
                                               ----------------------------------------------
                                                               GROSS
                                                COST OR      UNREALIZED
                                               AMORTIZED   -------------    ESTIMATED    % OF
                                                  COST     GAIN     LOSS   FAIR VALUE   TOTAL
                                               ---------   ----     ----   ----------   -----
                                                                (IN MILLIONS)


U.S. corporate securities....................   $17,331    $101     $424     $17,008     35.5%
Residential mortgage-backed securities.......    11,951      40       78      11,913     24.9
Foreign corporate securities.................     5,563      64      128       5,499     11.5
U.S. Treasury/agency securities..............     5,455       7      126       5,336     11.2
Commercial mortgage-backed securities........     3,353      19       47       3,325      6.9
Asset-backed securities......................     3,158      14       10       3,162      6.6
State and political subdivision securities...     1,062       6       38       1,030      2.2
Foreign government securities................       533      45        5         573      1.2
                                                -------    ----     ----     -------    -----
  Total fixed maturity securities............   $48,406    $296     $856     $47,846    100.0%
                                                =======    ====     ====     =======    =====
Non-redeemable preferred stock...............   $   671    $ 22     $  9     $   684     86.0%
Common stock.................................       106       6        1         111     14.0
                                                -------    ----     ----     -------    -----
  Total equity securities....................   $   777    $ 28     $ 10     $   795    100.0%
                                                =======    ====     ====     =======    =====






                                                              DECEMBER 31, 2005
                                               ----------------------------------------------
                                                               GROSS
                                                COST OR      UNREALIZED
                                               AMORTIZED   -------------    ESTIMATED    % OF
                                                  COST     GAIN     LOSS   FAIR VALUE   TOTAL
                                               ---------   ----     ----   ----------   -----
                                                                (IN MILLIONS)


U.S. corporate securities....................   $18,416    $ 96     $415     $18,097     34.3%
Residential mortgage-backed securities.......    12,398      17      131      12,284     23.4
Foreign corporate securities.................     5,733      50      143       5,640     10.7
U.S. Treasury/agency securities..............     6,448      24       61       6,411     12.2
Commercial mortgage-backed securities........     5,157      12       82       5,087      9.7
Asset-backed securities......................     3,899      10       16       3,893      7.4
State and political subdivision securities...       633      --       25         608      1.2
Foreign government securities................       547      25        3         569      1.1
                                                -------    ----     ----     -------    -----
  Total fixed maturity securities............   $53,231    $234     $876     $52,589    100.0%
                                                =======    ====     ====     =======    =====
Non-redeemable preferred stock...............   $   327    $  1     $  5     $   323     76.7%
Common stock.................................        97       4        3          98     23.3
                                                -------    ----     ----     -------    -----
  Total equity securities....................   $   424    $  5     $  8     $   421    100.0%
                                                =======    ====     ====     =======    =====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company held foreign currency derivatives with notional amounts of $472 million and $275 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2006 and 2005, respectively.

     Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

     The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $3.2 billion and $3.3 billion at December 31, 2006 and 2005, respectively. These securities had a net unrealized gain (loss) of $51 million and ($33) million at December 31, 2006 and 2005, respectively. Non-income producing fixed maturity securities were $6 million and $3 million at December 31, 2006 and 2005, respectively. Unrealized gains (losses) associated with non-income producing fixed maturity securities were $1 million and ($5) million at December 31, 2006 and 2005, respectively.

     The cost or amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are shown below:


                                                                  DECEMBER 31,
                                                -----------------------------------------------
                                                         2006                     2005
                                                ----------------------   ----------------------
                                                 COST OR                  COST OR
                                                AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                                   COST     FAIR VALUE      COST     FAIR VALUE
                                                ---------   ----------   ---------   ----------
                                                                 (IN MILLIONS)


Due in one year or less.......................   $ 1,620      $ 1,616     $ 1,411      $ 1,405
Due after one year through five years.........     9,843        9,733      10,594       10,490
Due after five years through ten years........     7,331        7,226       9,556        9,382
Due after ten years...........................    11,150       10,871      10,216       10,048
                                                 -------      -------     -------      -------
  Subtotal....................................    29,944       29,446      31,777       31,325
Mortgage-backed and asset-backed securities...    18,462       18,400      21,454       21,264
                                                 -------      -------     -------      -------
  Total fixed maturity securities.............   $48,406      $47,846     $53,231      $52,589
                                                 =======      =======     =======      =======



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     Sales or disposals of fixed maturity and equity securities classified as available-for-sale are as follows:


                                                           YEARS ENDED DECEMBER 31,
                                                  -----------------------------------------
                                                      2006            2005           2004
                                                  ------------   --------------   ---------
                                                                (IN MILLIONS)


Proceeds........................................  $     23,901   $       22,241   $     473
Gross investment gains..........................       $    73          $    48        $  6
Gross investment losses.........................       $  (519)         $  (347)       $(10)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair values and gross unrealized loss of the Company's fixed maturity securities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:


                                                                 DECEMBER 31, 2006
                                      ----------------------------------------------------------------------
                                                                EQUAL TO OR GREATER
                                        LESS THAN 12 MONTHS       THAN 12 MONTHS               TOTAL
                                      ----------------------  ----------------------  ----------------------
                                                     GROSS                   GROSS                   GROSS
                                       ESTIMATED  UNREALIZED   ESTIMATED  UNREALIZED   ESTIMATED  UNREALIZED
                                      FAIR VALUE     LOSS     FAIR VALUE     LOSS     FAIR VALUE     LOSS
                                      ----------  ----------  ----------  ----------  ----------  ----------
                                                    (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


U.S. corporate securities...........    $ 4,895      $104       $ 7,543      $320       $12,438      $424
Residential mortgage-backed
  securities........................      4,113        20         3,381        58         7,494        78
Foreign corporate securities........      1,381        29         2,547        99         3,928       128
U.S. Treasury/agency securities.....      2,995        48         1,005        78         4,000       126
Commercial mortgage-backed
  securities........................        852         6         1,394        41         2,246        47
Asset-backed securities.............        965         3           327         7         1,292        10
State and political subdivision
  securities........................         29         2           414        36           443        38
Foreign government securities.......         51         1            92         4           143         5
                                        -------      ----       -------      ----       -------      ----
Total fixed maturity securities.....    $15,281      $213       $16,703      $643       $31,984      $856
                                        =======      ====       =======      ====       =======      ====
Equity securities...................    $   149      $  3       $   188      $  7       $   337      $ 10
                                        =======      ====       =======      ====       =======      ====
Total number of securities in an
  unrealized loss position..........      1,955                   2,318                   4,273
                                        =======                 =======                 =======






                                                              DECEMBER 31, 2005
                                    ---------------------------------------------------------------------
                                                                 EQUAL TO OR
                                         LESS THAN 12              GREATER
                                            MONTHS              THAN 12 MONTHS              TOTAL
                                    ----------------------  ----------------------  ---------------------
                                    ESTIMATED    GROSS      ESTIMATED    GROSS      ESTIMATED     GROSS
                                      FAIR     UNREALIZED     FAIR     UNREALIZED     FAIR      UNREALIZED
                                     VALUE        LOSS        VALUE       LOSS        VALUE        LOSS
                                     ------      ------      ------      ------      ------     ---------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


U.S. corporate securities.........  $14,412      $413        $ 40         $ 2       $14,452        $415

Residential mortgage-backed
  securities......................    9,142       129          61           2         9,203         131
Foreign corporate securities......    4,409       142          23           1         4,432         143
U.S. Treasury/agency securities...    4,171        61          --          --         4,171          61
Commercial mortgage-backed
  securities......................    4,040        82           5          --         4,045          82
Asset-backed securities...........    1,890        16          11          --         1,901          16
State and political subdivision
  securities......................      550        25          --          --           550          25
Foreign government securities.....      155         3           2          --           157           3
                                    -------      ----        ----         ---       -------        ----
Total fixed maturity securities...  $38,769      $871        $142         $ 5       $38,911        $876

                                    =======      ====        ====         ===       =======        ====
Equity securities.................  $   214      $  8        $ --         $--       $   214        $  8
                                    =======      ====        ====         ===       =======        ====
Total number of securities in an
  unrealized loss position........    5,061                    47                     5,108
                                    =======                  ====                   =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity securities and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:


                                                     DECEMBER 31, 2006
                                     ---------------------------------------------------
                                                          GROSS
                                         COST OR       UNREALIZED        NUMBER OF
                                      AMORTIZED COST     LOSSES          SECURITIES
                                     ----------------  --------------  -----------------
                                      LESS              LESS            LESS
                                      THAN     20% OR   THAN   20% OR   THAN     20% OR
                                       20%      MORE     20%    MORE     20%      MORE
                                     -------   ------  ------  ------  ------  ---------
                                         (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


Less than six months...............  $12,922     $ 9    $150     $ 4    1,537      15
Six months or greater but less than
  nine months......................      568      --       6      --       78       1
Nine months or greater but less
  than twelve months...............    2,134      14      52       4      323       1
Twelve months or greater...........   17,540      --     650      --    2,318      --
                                     -------     ---    ----     ---    -----      --
  Total............................  $33,164     $23    $858     $ 8    4,256      17
                                     =======     ===    ====     ===    =====      ==






                                                      DECEMBER 31, 2005
                                     ---------------------------------------------------
                                         COST OR            GROSS
                                        AMORITIZED       UNREALIZED        NUMBER OF
                                           COST            LOSSES          SECURITIES
                                     ----------------  --------------  -----------------
                                      LESS              LESS            LESS
                                      THAN     20% OR   THAN   20% OR   THAN     20% OR
                                       20%      MORE     20%    MORE     20%      MORE
                                     -------   ------  ------  ------  ------  ---------
                                         (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


Less than six months...............  $39,461     $81    $844     $30    4,960      50
Six months or greater but less than
  nine months......................      204      --       2      --       16      --
Nine months or greater but less
  than twelve months...............      116      --       3      --       35      --
Twelve months or greater...........      147      --       5      --       47      --
                                     -------     ---    ----     ---    -----      --
  Total............................  $39,928     $81    $854     $30    5,058      50
                                     =======     ===    ====     ===    =====      ==



     At December 31, 2006, $858 million of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 3% of the cost or amortized cost of such securities. At December 31, 2005, $854 million of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities.

     At December 31, 2006, $8 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 35% of the cost or amortized cost of such securities. Of such unrealized losses of $8 million, $4 million related to securities that were in an unrealized loss position for a period of less than six months. At December 31, 2005, $30 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 37% of the cost or amortized cost of such securities. Of such unrealized losses of $30 million, all related to securities that were in an unrealized loss position for a period of less than six months.

     The Company held two fixed maturity securities and equity securities each with a gross unrealized loss at December 31, 2006 of greater than $10 million. These securities represented 3%, or $25 million in the aggregate, of the gross unrealized loss on fixed maturity and equity securities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2006 and 2005, the Company had $866 million and $884 million, respectively, of gross unrealized loss related to its fixed maturity and equity securities. These securities are concentrated, calculated as a percentage of gross unrealized loss, as follows:


                                                                       DECEMBER
                                                                         31,
                                                                     -----------
                                                                     2006   2005
                                                                     ----   ----


SECTOR:
  U.S. corporate securities........................................    49%    47%
  Residential mortgage-backed securities...........................     9     15
  Foreign corporate securities.....................................    15     16
  U.S. Treasury/agency securities..................................    15      7
  Commercial mortgage-backed securities............................     5      9
  Other............................................................     7      6
                                                                      ---    ---
     Total.........................................................   100%   100%
                                                                      ===    ===
INDUSTRY:
  Industrial.......................................................    26%    25%
  Finance..........................................................    18     17
  Government.......................................................    15      7
  Mortgage-backed..................................................    14     24
  Utility..........................................................    10      6
  Other............................................................    17     21
                                                                      ---    ---
     Total.........................................................   100%   100%
                                                                      ===    ===



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     Based upon the Company's current evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the holding period, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  SECURITIES LENDING

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity and equity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $8.8 billion and $9.4 billion and an estimated fair value of $8.6 billion and $9.3 billion were on loan under the program at December 31, 2006 and 2005, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $8.9 billion and $9.6 billion at December 31, 2006 and 2005, respectively. Security collateral of $83 million and $174 million on deposit from customers in connection with the securities lending transactions at December 31, 2006 and 2005, respectively, may not be sold or repledged and is not reflected in the consolidated financial statements.

  ASSETS ON DEPOSIT

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $20 million and $25 million at December 31, 2006 and 2005, respectively, consisting primarily of fixed maturity and equity securities.

  MORTGAGE AND CONSUMER LOANS

     Mortgage and consumer loans are categorized as follows:


                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2006               2005
                                                      ----------------   ----------------
                                                      AMOUNT   PERCENT   AMOUNT   PERCENT
                                                      ------   -------   ------   -------
                                                                 (IN MILLIONS)


Commercial mortgage loans...........................  $2,095      58%    $1,173      46%
Agricultural mortgage loans.........................   1,460      41      1,300      51
Consumer loans......................................      46       1         79       3
                                                      ------     ---     ------     ---
  Subtotal..........................................   3,601     100%     2,552     100%
                                                                 ===                ===
Less: Valuation allowances..........................       6                  9
                                                      ------             ------
Mortgage and consumer loans.........................  $3,595             $2,543
                                                      ======             ======



     Mortgage loans are collateralized by properties located in the United States. At December 31, 2006, 27%, 8% and 7% of the value of the Company's mortgage and consumer loans were located in California, Texas and New York, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     Information regarding loan valuation allowances for mortgage and consumer loans is as follows:


                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2006      2005      2004
                                                              ----      ----      ----
                                                                    (IN MILLIONS)


Balance at January 1,.......................................   $ 9       $ 1       $ 1
Additions...................................................     3         8        --
Deductions..................................................    (6)       --        --
                                                               ---       ---       ---
Balance at December 31,.....................................   $ 6       $ 9       $ 1
                                                               ===       ===       ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     A portion of the Company's mortgage and consumer loans was impaired and consists of the following:


                                                                      DECEMBER 31,
                                                            -------------------------------
                                                                 2006             2005
                                                            --------------   --------------
                                                                     (IN MILLIONS)


Impaired loans with valuation allowances..................        $--              $ 2
Impaired loans without valuation allowances...............          8               14
                                                                  ---              ---
  Subtotal................................................          8               16
Less: Valuation allowances on impaired loans..............         --                1
                                                                  ---              ---
  Impaired loans..........................................        $ 8              $15
                                                                  ===              ===



     Mortgage and consumer loans with scheduled payments of 90 days or more past due on which interest is still accruing had an amortized cost of $6 million and $13 million at December 31, 2006 and 2005, respectively. There were no mortgage and consumer loans on which interest is no longer accrued at both December 31, 2006 and 2005. There were no mortgage and consumer loans in foreclosure at both December 31, 2006 and 2005.

  REAL ESTATE AND REAL ESTATE JOINT VENTURES

     Real estate and real estate joint ventures consisted of the following:


                                                                      DECEMBER 31,
                                                            -------------------------------
                                                                 2006             2005
                                                            --------------   --------------
                                                                     (IN MILLIONS)


Real estate...............................................       $ 37              $36
Accumulated depreciation..................................         (1)              --
                                                                 ----              ---
Net real estate...........................................         36               36
Real estate joint ventures................................        144               60
                                                                 ----              ---
Real estate and real estate joint ventures................       $180              $96
                                                                 ====              ===



     The components of real estate and real estate joint ventures are as follows:


                                                                       DECEMBER
                                                                         31,
                                                                     -----------
                                                                     2006   2005
                                                                     ----   ----
                                                                         (IN
                                                                      MILLIONS)


Real estate and real estate joint ventures held-for-investment.....  $173    $91
Real estate held-for-sale..........................................     7      5
                                                                     ----    ---
Real estate and real estate joint ventures.........................  $180    $96
                                                                     ====    ===



     Related depreciation expense was insignificant for all periods presented.

     There were no non-income producing real estate and real estate joint ventures at December 31, 2006. The carrying value of non-income producing real estate and real estate joint ventures was $3 million at December 31, 2005.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Real estate and real estate joint ventures were categorized as follows:


                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2006               2005
                                                      ----------------   ----------------
                                                      AMOUNT   PERCENT   AMOUNT   PERCENT
                                                      ------   -------   ------   -------
                                                                 (IN MILLIONS)


Office..............................................   $ 46       26%      $53       55%
Apartments..........................................     --       --         1        1
Retail..............................................     12        7        --       --
Real estate investment funds........................     93       52        --       --
Land................................................      1       --         3        3
Agriculture.........................................     28       15        31       32
Industrial..........................................     --       --         8        9
                                                       ----      ---       ---      ---
  Total.............................................   $180      100%      $96      100%
                                                       ====      ===       ===      ===



     The Company's real estate holdings are primarily located in the United States. At December 31, 2006, 72%, 7% and 6% of the Company's real estate holdings were located in New York, Florida and Texas, respectively.

  NET INVESTMENT INCOME

     The components of net investment income are as follows:


                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                             ----------------------
                                                              2006     2005    2004
                                                             ------   ------   ----
                                                                  (IN MILLIONS)


Fixed maturity securities..................................  $2,719   $1,377   $176
Equity securities..........................................      17        6     --
Mortgage and consumer loans................................     182      113     34
Policy loans...............................................      52       26      2
Real estate and real estate joint ventures.................      29        2     --
Other limited partnership interests........................     238       33     --
Cash, cash equivalents and short-term investments..........     137       71      6
Other......................................................       8       --     --
                                                             ------   ------   ----
  Total investment income..................................   3,382    1,628    218
Less: Investment expenses..................................     543      190     11
                                                             ------   ------   ----
  Net investment income....................................  $2,839   $1,438   $207
                                                             ======   ======   ====



     For the years ended December 31, 2006, 2005 and 2004, affiliated investment income of $29 million, $10 million and $4 million, respectively, related to short-term investments, is included in the table above.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:


                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                              --------------------
                                                               2006    2005   2004
                                                              -----   -----   ----
                                                                  (IN MILLIONS)


Fixed maturity securities...................................  $(497)  $(300)   $(5)
Equity securities...........................................     10       1     --
Mortgage and consumer loans.................................      7      (9)    --
Real estate and real estate joint ventures..................     64       7     --
Other limited partnership interests.........................     (1)     (1)    --
Sales of businesses.........................................     --       2     --
Derivatives.................................................    177      (2)    (4)
Other.......................................................   (281)    104     --
                                                              -----   -----    ---
  Net investment gains (losses).............................  $(521)  $(198)   $(9)
                                                              =====   =====    ===



     For the years ended December 31, 2006, 2005 and 2004, affiliated investment gains (losses) of ($87) million, ($25) million and ($4) million, respectively, are included in the table above.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

     Losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were $41 million, $0 and $1 million for the years ended December 31, 2006, 2005 and 2004, respectively.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows:


                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                              --------------------
                                                               2006    2005   2004
                                                              -----   -----   ----
                                                                  (IN MILLIONS)


Fixed maturity securities...................................  $(566)  $(639)  $ 97
Equity securities...........................................     17      (4)    --
Derivatives.................................................     (9)     (2)    (4)
Other.......................................................      7     (19)    --
                                                              -----   -----   ----
  Subtotal..................................................   (551)   (664)    93
                                                              -----   -----   ----
Amounts allocated from:
  Future policy benefit loss recognition....................     --     (78)    --
  DAC and VOBA..............................................     66     102    (47)
                                                              -----   -----   ----
  Subtotal..................................................     66      24    (47)
Deferred income tax.........................................    171     224    (16)
                                                              -----   -----   ----
  Subtotal..................................................    237     248    (63)
                                                              -----   -----   ----
     Net unrealized investment gains (losses)...............  $(314)  $(416)  $ 30
                                                              =====   =====   ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The changes in net unrealized investment gains (losses) are as follows:


                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                              --------------------
                                                               2006    2005   2004
                                                              -----   -----   ----
                                                                  (IN MILLIONS)


Balance, January 1,.........................................  $(416)  $  30   $ 32
Unrealized investment gains (losses) during the year........    113    (756)   (14)
Unrealized investment gains (losses) relating to:
  Future policy benefit gain (loss) recognition.............     78     (78)    --
  DAC and VOBA..............................................    (36)    148     10
  Deferred income tax.......................................    (53)    240      2
                                                              -----   -----   ----
Balance, December 31,.......................................  $(314)  $(416)  $ 30
                                                              =====   =====   ====
Net change in unrealized investment gains (losses)..........  $ 102   $(446)  $ (2)
                                                              =====   =====   ====



  TRADING SECURITIES

     MetLife Connecticut was the majority owner of Tribeca on the Acquisition Date. Tribeca was a feeder fund investment structure whereby the feeder fund invests substantially all of its assets in the master fund, Tribeca Global Convertible Instruments, Ltd. The primary investment objective of the master fund is to achieve enhanced risk-adjusted return by investing in domestic and foreign equities and equity-related securities utilizing such strategies as convertible securities arbitrage. At December 31, 2005, the Company was the majority owner of Tribeca and consolidated the fund within its consolidated financial statements. At December 31, 2005, the Company held $452 million of trading securities and $190 million of the short sale agreements associated with the trading securities portfolio, which are included within other liabilities. Net investment income related to the trading activities of Tribeca, which included interest and dividends earned and net realized and unrealized gains (losses), was $12 million and $6 million for the years ended December 31, 2006 and 2005, respectively.

     During the second quarter of 2006, the Company's ownership interests in Tribeca declined to a position whereby Tribeca is no longer consolidated and, as of June 30, 2006, is accounted for under the equity method of accounting. The equity method investment at December 31, 2006 of $82 million was included in other limited partnership interests. Net investment income related to the Company's equity method investment in Tribeca was $9 million for the six months ended December 31, 2006.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:


                                                                   DECEMBER 31, 2006
                                                               ------------------------
                                                                              MAXIMUM
                                                                  TOTAL     EXPOSURE TO
                                                               ASSETS (1)     LOSS (2)
                                                               ----------   -----------
                                                                     (IN MILLIONS)


Asset-backed securitizations.................................    $   866        $ 39
Real estate joint ventures(3)................................        944          63
Other limited partnership interests(4).......................      2,629         193
Other investments(5).........................................     14,839         485
                                                                 -------        ----
  Total......................................................    $19,278        $780
                                                                 =======        ====



--------

   (1) The assets of the asset-backed securitizations are reflected at fair value at December 31, 2006. The assets of the real estate joint ventures, other limited partnership interests and other investments are reflected at the carrying amounts at which such assets would have been reflected on the Company's balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

   (2) The maximum exposure to loss of the asset-backed securitizations is equal to the carrying amounts of participation. The maximum exposure to loss relating to real estate joint ventures, other limited partnership interests and other investments is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners.

   (3) Real estate joint ventures include partnerships and other ventures which engage in the acquisition, development, management and disposal of real estate investments.

   (4) Other limited partnership interests include partnerships established for the purpose of investing in public and private debt and equity securities, as well as limited partnerships.

   (5) Other investments include securities that are not asset-backed securitizations.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

5.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amounts and current market or fair value of derivative financial instruments held at:


                                     DECEMBER 31, 2006                    DECEMBER 31, 2005
                              ---------------------------------    ---------------------------------
                                             CURRENT MARKET                       CURRENT MARKET
                                              OR FAIR VALUE                        OR FAIR VALUE
                               NOTIONAL   ---------------------    NOTIONAL    ---------------------
                                AMOUNT    ASSETS    LIABILITIES     AMOUNT     ASSETS    LIABILITIES
                               --------   ------    -----------    --------    ------    -----------
                                                  (IN MILLIONS)


Interest rate swaps.........   $ 8,841     $  431        $ 70       $ 6,623    $  356        $ 52
Interest rate floors........     9,021         71          --         2,000        26          --
Interest rate caps..........     6,715          6          --         3,020        18          --
Financial futures...........       602          6           1           228         2           2
Foreign currency swaps......     2,723        580          66         3,110       429          76
Foreign currency forwards...       124          1          --           488        18           2
Options.....................        --         80           7            --       165           3
Financial forwards..........       900         --          15            --        --           2
Credit default swaps........     1,231          1           5           987         2           2
                               -------     ------        ----       -------    ------        ----
  Total.....................   $30,157     $1,176        $164       $16,456    $1,016        $139
                               =======     ======        ====       =======    ======        ====



     The above table does not include notional values for equity futures, equity financial forwards and equity options. At December 31, 2006 and 2005, the Company owned 290 and 587 equity futures contracts, respectively. Market values of equity futures are included in financial futures in the preceding table. At December 31, 2006 and 2005, the Company owned 85,500 and 75,500 equity financial forwards, respectively. Market values of equity financial forwards are included in financial forwards in the preceding table. At December 31, 2006 and 2005, the Company owned 1,022,900 and 1,420,650 equity options, respectively. Market values of equity options are included in options in the preceding table.

     The following table presents the notional amounts of derivative financial instruments by maturity at December 31, 2006:


                                                                        REMAINING LIFE
                                   -----------------------------------------------------------------------------------------
                                                         AFTER ONE YEAR       AFTER FIVE YEARS
                                   ONE YEAR OR LESS    THROUGH FIVE YEARS    THROUGH TEN YEARS    AFTER TEN YEARS     TOTAL
                                   ----------------    ------------------    -----------------    ---------------    -------
                                                                         (IN MILLIONS)


Interest rate swaps..............       $  980               $ 5,570              $ 1,699              $  592        $ 8,841
Interest rate floors.............           --                   551                8,470                  --          9,021
Interest rate caps...............           --                 6,715                   --                  --          6,715
Financial futures................          602                    --                   --                  --            602
Foreign currency swaps...........           67                 1,588                  996                  72          2,723
Foreign currency forwards........          124                    --                   --                  --            124
Financial forwards...............           --                    --                   --                 900            900
Credit default swaps.............           30                 1,186                   15                  --          1,231
                                        ------               -------              -------              ------        -------
  Total..........................       $1,803               $15,610              $11,180              $1,564        $30,157
                                        ======               =======              =======              ======        =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table.

     Interest rate caps and floors are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively.

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps, foreign currency forwards and currency option contracts, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. The Company also uses foreign currency forwards to hedge the foreign currency risk associated with certain of its net investments in foreign operations.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     The Company enters into currency option contracts that give it the right, but not the obligation, to sell the foreign currency amount in exchange for a functional currency amount within a limited time at a contracted price. The contracts may also be net settled in cash, based on differentials in the foreign exchange rate and the strike price. Currency option contracts are included in options in the preceding table.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Equity index options are included in options in the preceding table.

     The Company enters into financial forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and usually a U.S. Treasury or Agency security.

  HEDGING

     The following table presents the notional amounts and fair value of derivatives by type of hedge designation at:


                                            DECEMBER 31, 2006                 DECEMBER 31, 2005
                                     -------------------------------   -------------------------------
                                                     FAIR VALUE                        FAIR VALUE
                                     NOTIONAL   --------------------   NOTIONAL   --------------------
                                      AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                     --------   ------   -----------   --------   ------   -----------
                                                               (IN MILLIONS)


Fair value.........................   $    69   $   --       $  1       $    71   $   --       $ --
Cash flow..........................       455       42         --           442        2          4
Non-qualifying.....................    29,633    1,134        163        15,943    1,014        135
                                      -------   ------       ----       -------   ------       ----
  Total............................   $30,157   $1,176       $164       $16,456   $1,016       $139
                                      =======   ======       ====       =======   ======       ====



     The following table presents the settlement payments recorded in income for the:


                                                                YEARS ENDED DECEMBER
                                                                        31,
                                                              -----------------------
                                                              2006     2005      2004
                                                              ----     ----      ----
                                                                   (IN MILLIONS)


Qualifying hedges:
  Interest credited to policyholder account balances........   $(9)     $(1)      $--
Non-qualifying hedges:
  Net investment gains (losses).............................    73       (8)       --
                                                               ---      ---       ---
  Total.....................................................   $64      $(9)      $--
                                                               ===      ===       ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities; and (iii) interest rate futures to hedge against changes in value of fixed rate securities.

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:


                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2006      2005      2004
                                                              ----      ----      ----
                                                                    (IN MILLIONS)


Changes in the fair value of derivatives....................   $(1)      $--       $(1)
Changes in the fair value of the items hedged...............     2        --         1
                                                               ---       ---       ---
Net ineffectiveness of fair value hedging activities........   $ 1       $--       $--
                                                               ===       ===       ===



     All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities into fixed rate liabilities; and
(iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities.

     For the year ended December 31, 2006, the Company recognized no net investment gains (losses) as the ineffective portion of all cash flow hedges. For the years ended December 31, 2005 and 2004, the Company recognized insignificant net investment gains (losses), which represent the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. For the years ended December 31, 2006, 2005 and 2004, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2006, 2005 and 2004.

     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:


                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2006      2005      2004
                                                              ----      ----      ----
                                                                    (IN MILLIONS)


Balance at January 1,.......................................   $(2)      $(4)      $(2)
Gains (losses) deferred in other comprehensive income (loss)
  on the effective portion of cash flow hedges..............    (7)        2        (2)
                                                               ---       ---       ---
Balance at December 31,.....................................   $(9)      $(2)      $(4)
                                                               ===       ===       ===



     At December 31, 2006, $19 million of the deferred net gain on derivatives accumulated in other comprehensive income (loss) are expected to be reclassified to earnings during the year ending December 31, 2007.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps and floors, and interest rate futures to economically hedge its exposure to interest rate volatility; (ii) foreign currency forwards, swaps and option contracts to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to minimize its exposure to adverse movements in credit; (iv) equity futures, equity index options and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products; (v) credit default swaps to synthetically create investments; and (vi) basis swaps to better match the cash flows of assets and related liabilities.

     For the years ended December 31, 2006, 2005 and 2004, the Company recognized as net investment gains (losses), excluding embedded derivatives, changes in fair value of $16 million, ($37) million and ($6) million, respectively, related to derivatives that do not qualify for hedge accounting.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives which are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum withdrawal contracts and guaranteed minimum accumulation contracts. The fair value of the Company's embedded derivative assets was $40 million and $0 at December 31, 2006 and 2005, respectively. The fair value of the Company's embedded derivative liabilities was $3 million and $40 million at December 31, 2006 and 2005, respectively. The amounts recorded and included in net investment gains (losses) for the years ended December 31, 2006 and 2005 were gains of $80 million and $41 million, respectively. There were no amounts recorded and included in net investment gains (losses) for the year ended December 31, 2004.

  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2006 and 2005, the Company was obligated to return cash collateral under its control of $273 million and $145 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. As of December 31, 2006 and 2005, the Company had also accepted collateral consisting of various securities with a fair market value of $410 million and $427 million, respectively, which are held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but as of December 31, 2006 and 2005, none of the collateral had been sold or repledged.

     In addition, the Company has exchange traded futures, which require the pledging of collateral. As of December 31, 2006 and 2005, the Company pledged collateral of $25 million and $22 million, respectively, which

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral.

6.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:


                                                              DAC     VOBA     TOTAL
                                                            ------   ------   ------
                                                                  (IN MILLIONS)


Balance at January 1, 2004................................  $  502   $   --   $  502
  Capitalizations.........................................     281       --      281
                                                            ------   ------   ------
     Subtotal.............................................     783       --      783
  Less: Amortization related to:
     Net investment gains (losses)........................      (2)      --       (2)
     Unrealized investment gains (losses).................     (10)      --      (10)
     Other expenses.......................................     117       --      117
                                                            ------   ------   ------
       Total amortization.................................     105       --      105
                                                            ------   ------   ------
Balance at December 31, 2004..............................     678       --      678
Contribution of MetLife Connecticut from MetLife (Note
  2)......................................................      --    3,490    3,490
  Capitalizations.........................................     886       --      886
                                                            ------   ------   ------
     Subtotal.............................................   1,564    3,490    5,054
  Less: Amortization related to:
     Net investment gains (losses)........................      --      (26)     (26)
     Unrealized investment gains (losses).................     (41)    (107)    (148)
     Other expenses.......................................     109      205      314
                                                            ------   ------   ------
       Total amortization.................................      68       72      140
                                                            ------   ------   ------
Balance at December 31, 2005..............................   1,496    3,418    4,914
  Capitalizations.........................................     721       --      721
                                                            ------   ------   ------
     Subtotal.............................................   2,217    3,418    5,635
  Less: Amortization related to:
     Net investment gains (losses)........................     (16)     (68)     (84)
     Unrealized investment gains (losses).................     (10)      46       36
     Other expenses.......................................     252      320      572
                                                            ------   ------   ------
       Total amortization.................................     226      298      524
                                                            ------   ------   ------
Balance at December 31, 2006..............................  $1,991   $3,120   $5,111
                                                            ======   ======   ======



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $358 million in 2007, $333 million in 2008, $312 million in 2009, $283 million in 2010 and $253 million in 2011.

     Amortization of VOBA and DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

7.  GOODWILL

     Goodwill is the excess of cost over the fair value of net assets acquired. Information regarding goodwill is as follows:


                                                                      DECEMBER
                                                                        31,
                                                                    -----------
                                                                    2006   2005
                                                                    ----   ----
                                                                        (IN
                                                                     MILLIONS)


Balance at January 1,.............................................  $924   $ 68
Contribution of MetLife Connecticut from MetLife (Note 2).........    29    856
                                                                    ----   ----
Balance at December 31,...........................................  $953   $924
                                                                    ====   ====



8.  INSURANCE

  VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

     Information regarding VODA and the value of customer relationships acquired ("VOCRA"), which are reported in other assets, is as follows:


                                                                 YEARS ENDED DECEMBER
                                                                          31,
                                                                ----------------------
                                                                2006     2005     2004
                                                                ----     ----     ----
                                                                     (IN MILLIONS)


Balance at January 1,........................................   $ 72      $--      $--
Contribution of MetLife Connecticut from MetLife (Note 2)....     --       73       --
Contribution of VODA from MetLife............................    167       --       --
Amortization.................................................     (2)      (1)      --
                                                                ----      ---      ---
Balance at December 31,......................................   $237      $72      $--
                                                                ====      ===      ===



     The estimated future amortization expense allocated to other expenses for the next five years for VODA and VOCRA is $5 million in 2007, $7 million in 2008, $9 million in 2009, $11 million in 2010 and $11 million in 2011.

     On September 30, 2006, MLI-USA received a capital contribution from MetLife of $162 million in the form of intangible assets related to VODA of $167 million, net of deferred income tax of $5 million, for which MLI-USA receives the benefit. The VODA originated through MetLife's acquisition of Travelers and is reported within other assets in the amount of $166 million at December 31, 2006.

     The value of the other identifiable intangibles as discussed above reflects the estimated fair value of the Citigroup/Travelers distribution agreement acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreement. The weighted average amortization period of the other intangible assets is 16 years. If actual experience under the distribution agreements differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of the other identifiable intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:


                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                             ----------------------
                                                             2006     2005     2004
                                                             ----     ----     ----
                                                                  (IN MILLIONS)


Balance at January 1,......................................  $218     $143     $ 94
Capitalization.............................................   129       83       65
Amortization...............................................   (17)      (8)     (16)
                                                             ----     ----     ----
Balance at December 31,....................................  $330     $218     $143
                                                             ====     ====     ====



  SEPARATE ACCOUNTS

     Separate account assets and liabilities at December 31, 2006, include pass-through separate accounts totaling $50.1 billion for which the policyholder assumes all investment risk. Separate account assets and liabilities at December 31, 2005, included two categories of account types: pass-through separate accounts totaling $43.6 billion and separate accounts with a minimum return or account value for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $943 million. The average interest rates credited on these contracts were 4.5% at December 31, 2005.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $800 million, $467 million and $155 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     For the years ended December 31, 2006, 2005 and 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  OBLIGATIONS UNDER GUARANTEED INTEREST CONTRACT PROGRAM

     The Company issues fixed and floating rate obligations under its guaranteed interest contract ("GIC") program which are denominated in either U.S. dollars or foreign currencies. During the year ended December 31, 2006, there were no new issuances in such obligations and there were repayments of $1.1 billion. During the years ended December 31, 2005 and 2004, there were no new issuances or repayments of such obligations. Accordingly, at December 31, 2006 and 2005, GICs outstanding, which are included in PABs, were $4.6 billion and $5.3 billion, respectively. During the years ended December 31, 2006, 2005 and 2004, interest credited on the contracts, which are included in interest credited to PABs, was $163 million, $80 million and $0, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policyholder benefits, is as follows:


                                                  YEARS ENDED DECEMBER 31,
                                                 -------------------------
                                                     2006          2005
                                                 -----------   -----------
                                                       (IN MILLIONS)


Balance at January 1,..........................  $       512   $        --
  Less: Reinsurance recoverables...............         (373)           --
                                                 -----------   -----------
Net balance January 1,.........................          139            --
                                                 -----------   -----------
Contribution of MetLife Connecticut by MetLife
  (Note 2).....................................           --           137
Incurred related to:
  Current year.................................           29            19
  Prior years..................................            4            (3)
                                                 -----------   -----------
                                                          33            16
                                                 -----------   -----------
Paid related to:
  Current year.................................           (2)           (1)
  Prior years..................................          (22)          (13)
                                                 -----------   -----------
                                                         (24)          (14)
                                                 -----------   -----------
Net balance at December 31,....................          148           139
  Add: Reinsurance recoverables................          403           373
                                                 -----------   -----------
Balance at December 31,........................  $       551   $       512
                                                 ===========   ===========



     There were no liabilities for unpaid claims and claims expenses for the year ended December 31, 2004.

     Claims and claim adjustment expenses associated with prior periods increased by $4 million for the year ended December 31, 2006, and decreased by $3 million for the year ended December 31, 2005. There were no claims and claim adjustment expenses associated with prior periods for the year ended December 31, 2004. In all periods presented, the change was due to differences between actual benefit periods and expected benefit periods for long-term care and disability contracts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:


                                                                AT DECEMBER 31,
                                  ---------------------------------------------------------------------------
                                                 2006                                     2005
                                  ----------------------------------       ----------------------------------
                                      IN THE                 AT                IN THE                 AT
                                  EVENT OF DEATH       ANNUITIZATION       EVENT OF DEATH       ANNUITIZATION
                                  --------------       -------------       --------------       -------------
                                                                 (IN MILLIONS)


ANNUITY CONTRACTS(1)
RETURN OF NET DEPOSITS
  Separate account value........     $   8,213                 N/A            $   5,537                 N/A
  Net amount at risk(2).........     $      --(3)              N/A            $      --(3)              N/A
  Average attained age of
     contractholders............      61 years                 N/A             61 years                 N/A
ANNIVERSARY CONTRACT VALUE OR
  MINIMUM RETURN
  Separate account value........     $  44,036           $  13,179            $  40,744           $  10,081
  Net amount at risk(2).........     $   1,422(3)        $      30(4)         $     934(3)        $      38(4)
  Average attained age of
     contractholders............      58 years            60 years             60 years            60 years




                                                                    AT DECEMBER 31,
                                                              ---------------------------
                                                                 2006             2005
                                                              ----------       ----------
                                                               SECONDARY        SECONDARY
                                                              GUARANTEES       GUARANTEES
                                                              ----------       ----------
                                                                     (IN MILLIONS)



UNIVERSAL AND VARIABLE LIFE CONTRACTS(1)
Account value (general and separate account)...........        $   3,262        $   2,849
Net amount at risk(2)..................................        $  48,630(3)     $  44,943(3)
Average attained age of policyholders..................         57 years         56 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:


                                                      ANNUITY      UNIVERSAL AND VARIABLE
                                                     CONTRACTS         LIFE CONTRACTS
                                                  --------------   ----------------------
                                                    GUARANTEED            SECONDARY
                                                  DEATH BENEFITS         GUARANTEES         TOTAL
                                                  --------------   ----------------------   -----
                                                                   (IN MILLIONS)


Balance at January 1, 2004......................        $--                  $--             $--
Incurred guaranteed benefits....................         --                   --              --
Paid guaranteed benefits........................         --                   --              --
                                                        ---                  ---             ---
Balance at December 31, 2004....................         --                   --              --
Incurred guaranteed benefits....................          3                    9              12
Paid guaranteed benefits........................         --                   --              --
                                                        ---                  ---             ---
Balance at December 31, 2005....................          3                    9              12
Incurred guaranteed benefits....................         --                   22              22
Paid guaranteed benefits........................         (3)                  --              (3)
                                                        ---                  ---             ---
Balance at December 31, 2006....................        $--                  $31             $31
                                                        ===                  ===             ===




     MLI-USA had guaranteed death and annuitization benefit liabilities on its annuity contracts of $38 million and $28 million at December 31, 2006 and 2005, respectively. MLI-USA reinsures 100% of this liability with an affiliate and has a corresponding recoverable from affiliated reinsurers related to such guarantee liabilities.

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:


                                                                   DECEMBER 31,
                                                                -----------------
                                                                  2006      2005
                                                                -------   -------
                                                                  (IN MILLIONS)


Mutual Fund Groupings
  Equity......................................................  $37,992   $30,480
  Bond........................................................    2,831     2,952
  Balanced....................................................    2,790     3,273
  Money Market................................................      949       791
  Specialty...................................................      460       684
                                                                -------   -------
     Total....................................................  $45,022   $38,180
                                                                =======   =======



9.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. The Company has reinsured up to 90% of the mortality risk for all new individual life insurance policies. This practice was initiated by the Company for different products starting at various points in time between 1997 and 2004. On a case by case basis, the Company may retain up to $5 million per life on single life individual policies and reinsure 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In addition to reinsuring mortality risk, as described above, the Company reinsures other mortality and non-mortality risks, and specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     MICC's workers' compensation business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of The Travelers Companies, Inc.

     Effective July 1, 2000, MetLife Connecticut reinsured 90% of its individual long-term care insurance business with Genworth Life Insurance Company ("GLIC," formerly known as General Electric Capital Assurance Company), and its subsidiary, in the form of indemnity reinsurance agreements. In accordance with the terms of the reinsurance agreement, GLIC will effect assumption and novation of the reinsured contracts, to the extent permitted by law, no later than July 1, 2008. Effective June 30, 2005, MetLife Connecticut entered into an agreement with CIHC to effectively transfer the remaining results from the long-term care block of business from MetLife Connecticut to CIHC. Under the terms of this agreement, any gains remaining are payable to CIHC and any losses remaining are reimbursable from CIHC. MetLife Connecticut does, however, retain limited investment exposure related to the reinsured contracts. Citigroup unconditionally guarantees the performance of its subsidiary, CIHC.

     The Company reinsures the new production of fixed annuities and the riders containing benefit guarantees related to variable annuities to affiliated and non-affiliated reinsurers. The Company reinsures its risk associated with the secondary death benefit guarantee rider on certain universal life contracts to an affiliate. See Note 19.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:


                                                         YEARS ENDED DECEMBER
                                                                  31,
                                                         --------------------
                                                          2006    2005   2004
                                                         -----   -----   ----
                                                             (IN MILLIONS)


Direct premiums........................................  $ 599   $ 413    $13
Reinsurance assumed....................................     21      38     --
Reinsurance ceded......................................   (312)   (170)    (4)
                                                         -----   -----    ---
Net premiums...........................................  $ 308   $ 281    $ 9
                                                         =====   =====    ===
Reinsurance recoverables netted against policyholder
  benefits and claims..................................  $ 635   $ 560    $(1)
                                                         =====   =====    ===



     Reinsurance recoverables, included in premiums and other receivables, were $4.6 billion and $4.3 billion at December 31, 2006 and 2005, respectively, including $3.0 billion and $2.8 billion at December 31, 2006 and 2005, respectively, relating to reinsurance on the runoff of long-term care business and $1.3 billion and $1.4 billion at December 31, 2006 and 2005, respectively, relating to reinsurance on the runoff of workers compensation business. Reinsurance and ceded commissions payables, included in other liabilities were $99 million and $64 million at December 31, 2006 and 2005, respectively.

     For the year ended December 31, 2006, both reinsurance ceded and assumed include affiliated transactions of $21 million. For the year ended December 31, 2005, reinsurance ceded and assumed include affiliated transactions

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


of $12 million and $38 million, respectively. For the year ended December 31, 2004, both reinsurance ceded and assumed include affiliated transactions of $1 million.

10.  LONG-TERM DEBT -- AFFILIATED

     Long-term debt outstanding is as follows:


                                                                      DECEMBER
                                                                        31,
                                                                    -----------
                                                                    2006   2005
                                                                    ----   ----
                                                                        (IN
                                                                     MILLIONS)


Surplus notes, interest rate 7.349%, due 2035.....................  $400   $400
Surplus notes, interest rate 5%, due upon request.................    25     25
Surplus notes, interest rate LIBOR plus 0.75%, due upon request...    10     10
                                                                    ----   ----
  Total long-term debt -- affiliated..............................  $435   $435
                                                                    ====   ====



     Payments of interest and principal on these surplus notes, which are subordinate to all other debt, may be made only with the prior approval of the Delaware Insurance Commissioner.

     MetLife is the holder of a surplus note issued by MLI-USA in the amount of $400 million at December 31, 2006 and 2005.

     MLIG is the holder of two surplus notes issued by MLI-USA in the amounts of $25 million and $10 million at both December 31, 2006 and 2005. These surplus notes may be redeemed, in whole or in part, at the election of the Company at any time, subject to the prior approval of the Delaware Insurance Commissioner.

     The aggregate maturities of long-term debt as of December 31, 2006 are $400 million in 2035, and $35 million payable upon request and regulatory approval.

     Interest expense related to the Company's indebtedness, included in other expenses, was $31 million, $25 million and $2 million for the years ended December 31, 2006, 2005 and 2004, respectively.

11.  INCOME TAX

     The provision for income tax from continuing operations is as follows:


                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2006   2005   2004
                                                         ----   ----   ----
                                                            (IN MILLIONS)


Current:
  Federal..............................................  $ 18   $ (3)  $(91)
  State................................................    --     (2)     4
                                                         ----   ----   ----
     Subtotal..........................................    18     (5)   (87)
                                                         ----   ----   ----
Deferred:
  Federal..............................................   212    162    100
  State................................................    (2)    (1)     4
                                                         ----   ----   ----
     Subtotal..........................................   210    161    104
                                                         ----   ----   ----
Provision for income tax...............................  $228   $156   $ 17
                                                         ====   ====   ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations is as follows:


                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2006   2005   2004
                                                         ----   ----   ----
                                                            (IN MILLIONS)


Tax provision at U.S. statutory rate...................  $288   $191    $15
Tax effect of:
  Tax-exempt investment income.........................   (62)   (27)    (3)
  Prior year tax.......................................    (9)    (9)    (1)
  Foreign operations, net of foreign income tax........    12     --     --
  State tax, net of federal benefit....................    --      2      6
  Other, net...........................................    (1)    (1)    --
                                                         ----   ----   ----
Provision for income tax...............................  $228   $156   $ 17
                                                         ====   ====   ====



     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:


                                                                    DECEMBER 31,
                                                                 -----------------
                                                                   2006      2005
                                                                 -------   -------
                                                                   (IN MILLIONS)


Deferred income tax assets:
  Benefit, reinsurance and other reserves......................  $ 2,238   $ 2,346
  Net unrealized investment losses.............................      171       224
  Capital loss carryforwards...................................      155        92
  Investments..................................................       63        --
  Operating lease reserves.....................................       13        13
  Net operating loss carryforwards.............................       10        --
  Employee benefits............................................        3         3
  Litigation-related...........................................        1        --
  Other........................................................       20        25
                                                                 -------   -------
                                                                   2,674     2,703
  Less: Valuation allowance....................................        4        --
                                                                 -------   -------
                                                                   2,670     2,703
                                                                 -------   -------
Deferred income tax liabilities:
  DAC and VOBA.................................................   (1,663)   (1,558)
  Investments..................................................       --       (25)
                                                                 -------   -------
                                                                  (1,663)   (1,583)
                                                                 -------   -------
Net deferred income tax asset..................................  $ 1,007   $ 1,120
                                                                 =======   =======



     At December 31, 2006, the Company has a net deferred income tax asset. If the Company determines that any of its deferred income tax assets will not result in future tax benefits, a valuation allowance must be established for the portion of these assets that are not expected to be realized. Based predominantly upon a review of the Company's anticipated future taxable income, but also including all other available evidence, both positive and negative, the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Company's management concluded that it is "more likely than not" that the net deferred income tax assets will be realized.

     Domestic net operating loss carryforwards amount to $15 million at December 31, 2006 and will expire beginning in 2025. Foreign net operating loss carryforwards amount to $35 million at December 31, 2006 with an expiration period of infinity. Capital loss carryforwards amount to $443 million at December 31, 2006 and will expire beginning in 2010.

     The Company has recorded a valuation allowance related to tax benefits of certain foreign net operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain foreign net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable. In 2006, the Company recorded a $4 million deferred income tax valuation allowance related to certain foreign net operating loss carryforwards.

     The Company will file a consolidated tax return with its includable life insurance subsidiaries. Non-includable subsidiaries file either a separate individual corporate tax return or a separate consolidated tax return. Under the Tax Allocation Agreement, the federal income tax will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by the Tax Allocation Agreement.

12.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     On a quarterly and yearly basis, the Company reviews relevant information with respect to liabilities for litigation and contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Unless stated below, estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities have been established for a number of the matters noted below. It is possible that some of the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2006.

     Macomber, et al. v. Travelers Property Casualty Corp., et al. (Conn. Super. Ct., Hartford, filed April 7, 1999). An amended putative class action complaint was filed against MLAC, Travelers Equity Sales, Inc. and certain former affiliates. The amended complaint alleges Travelers Property Casualty Corporation, a former MLAC affiliate, purchased structured settlement annuities from MLAC and spent less on the purchase of those structured settlement annuities than agreed with claimants, and that commissions paid to brokers for the structured settlement annuities, including an affiliate of MLAC, were paid in part to Travelers Property Casualty Corporation. On May 26, 2004, the Connecticut Superior Court certified a nationwide class action involving the following claims against MLAC: violation of the Connecticut Unfair Trade Practice Statute, unjust enrichment, and civil conspiracy. On June 15, 2004, the defendants appealed the class certification order. In March 2006, the Connecticut Supreme Court reversed the trial court's certification of a class. Plaintiff may seek to file another motion for class certification. Defendants have moved for summary judgment.

     A former registered representative of Tower Square Securities, Inc. ("Tower Square"), a broker-dealer subsidiary of MICC, is alleged to have defrauded individuals by diverting funds for his personal use. In June 2005, the SEC issued a formal order of investigation with respect to Tower Square and served Tower Square with a subpoena. The Securities and Business Investments Division of the Connecticut Department of Banking and NASD are also reviewing this matter. On April 18, 2006, the Connecticut Department of Banking issued a notice to Tower Square asking it to demonstrate its prior compliance with applicable Connecticut securities laws and regulations. In the context of the above, a number of NASD arbitration matters and litigation matters were commenced in 2005 and 2006 against Tower Square. It is reasonably possible that other actions will be brought regarding this matter. Tower Square intends to fully cooperate with the SEC, NASD and the Connecticut Department of Banking, as appropriate, with respect to the matters described above.

     Regulatory bodies have contacted the Company and have requested information relating to various regulatory issues regarding mutual funds and variable insurance products, including the marketing of such products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. The Company is fully cooperating with regard to these information requests and investigations. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's consolidated financial position.

     In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These may include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise. Further, state insurance regulatory authorities and other federal and state authorities may make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's consolidated financial position or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments are as follows:


                                                                       DECEMBER
                                                                         31,
                                                                     -----------
                                                                     2006   2005
                                                                     ----   ----
                                                                         (IN
                                                                      MILLIONS)


Other Assets:
  Premium tax offset for future undiscounted assessments...........   $ 9    $ 9
  Premium tax offsets currently available for paid assessments.....     1      2
                                                                      ---    ---
                                                                      $10    $11
                                                                      ===    ===
Liability:
  Insolvency assessments...........................................   $19    $19
                                                                      ===    ===



     Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2006, 2005 and 2004.

COMMITMENTS

  LEASES

     The Company, as lessee, has entered into lease agreements for office space. Future sublease income is projected to be insignificant. Future minimum rental income and minimum gross rental payments relating to these lease agreements are as follows:


                                                               RENTAL   GROSS RENTAL
                                                               INCOME     PAYMENTS
                                                               ------   ------------
                                                                   (IN MILLIONS)


2007.........................................................    $ 1         $15
2008.........................................................    $ 1         $15
2009.........................................................    $ 1         $ 8
2010.........................................................    $ 1         $ 6
2011.........................................................    $--         $ 6


  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $616 million and $715 million at December 31, 2006 and 2005, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $665 million and $339 million at December 31, 2006 and 2005, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES

     The Company commits to lend funds under bank credit facilities. The amount of these unfunded commitments was $173 million at December 31, 2006. The Company did not have any unfunded commitments related to bank credit facilities at December 31, 2005.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OTHER COMMITMENTS

     MICC is a member of the Federal Home Loan Bank of Boston ("FHLB of Boston") and holds $70 million of common stock of the FHLB of Boston, which is included in equity securities on the Company's consolidated balance sheets. MICC has also entered into several funding agreements with the FHLB of Boston whereby MICC has issued such funding agreements in exchange for cash and for which the FHLB of Boston has been granted a blanket lien on certain MICC assets, including residential mortgages, mortgage-backed securities, obligations of or guaranteed by the United States, state and municipal obligations and corporate debt, to collateralize MICC's obligations under the funding agreements. MICC maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. The funding agreements and the related security agreement represented by this blanket lien provide that upon any event of default by MICC, the FHLB of Boston's recovery is limited to the amount of MICC's liability to the FHLB of Boston. The amount of the Company's liability for funding agreements with the FHLB of Boston was $926 million and $1.1 billion at December 31, 2006 and 2005, respectively, which is included in PABs.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII," formerly, Citicorp International Life Insurance Company, Ltd.), an affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.

     The Company has provided a guarantee on behalf of MLII. This guarantee is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. The agreement was terminated as of December 31, 2004, but termination does not affect policies previously guaranteed. Life insurance coverage in-force under this guarantee was $444 million and $447 million at December 31, 2006 and 2005, respectively. The Company does not hold any collateral related to this guarantee.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     In connection with synthetically created investment transactions, the Company writes credit default swap obligations requiring payment of principal due in exchange for the referenced credit obligation, depending on the nature or occurrence of specified credit events for the referenced entities. In the event of a specified credit event, the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, was $54 million at December 31, 2006. The credit default swaps expire at various times during the next two years.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

13.  EMPLOYEE BENEFIT PLANS

     Subsequent to the Acquisition, the Company became a participating affiliate in qualified and non-qualified, noncontributory defined benefit pension and other postretirement plans sponsored by Metropolitan Life. Employees were credited with prior service recognized by Citigroup, solely (with regard to pension purposes) for the purpose of determining eligibility and vesting under the Metropolitan Life Retirement Plan for United States Employees ("Plan"), a noncontributory qualified defined benefit pension plan, with respect to benefits earned under the Plan subsequent to the Acquisition Date. Net periodic expense related to these plans is based on the employee population as of the valuation date at the beginning of the year. Pension expense of $8 million related to the Metropolitan Life plans was allocated to the Company for the year ended December 31, 2006. There were no expenses allocated to the Company for the six months ended December 31, 2005.

14.  EQUITY

  COMMON STOCK

     The Company has 40,000,000 authorized shares of common stock, 34,595,317 shares of which are outstanding as of December 31, 2006. Of such outstanding shares, 30,000,000 shares are owned directly by MetLife and the remaining shares are owned by MLIG. The par value of the common stock presented in the statement of stockholders' equity prior to the Acquisition Date has been adjusted to reflect the par value of MetLife Connecticut's shares issued to MLIG in exchange for MLI-USA's outstanding common stock. See Note 3.

  DIVIDEND RESTRICTIONS

     The table below sets forth the dividends permitted to be paid to MetLife without insurance regulatory approval and actual dividends paid to MetLife:


                                                                                         2007
                                                                                    -------------
                                                  2005              2006
                                                -------   -----------------------
                                                                    PERMITTED W/O   PERMITTED W/O
COMPANY                                         PAID(1)   PAID(1)    APPROVAL (2)    APPROVAL(3)
-------                                         -------   -------   -------------   -------------
                                                                  (IN MILLIONS)


MetLife Insurance Company of Connecticut......    $--       $917(4)      $--             $690



--------

   (1) Includes amounts paid including those requiring regulatory approval.

   (2) Reflects dividend amounts paid during the relevant year without prior regulatory approval.

   (3) Reflects dividend amounts that may be paid during 2007 without prior regulatory approval. If paid before a specified date during 2007, some or all of such dividend amounts may require regulatory approval.

   (4) Includes a return of capital of $259 million.

     Under Connecticut State Insurance Law, MetLife Connecticut is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to its parent as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. MetLife Connecticut will be permitted to pay a cash dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance ("Connecticut Commissioner") and the Connecticut Commissioner does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Connecticut Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. The Connecticut State Insurance Law requires prior approval for any dividends for a period of two years following a change in control. As a result of the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Acquisition on July 1, 2005, under Connecticut State Insurance Law, all dividend payments by MetLife Connecticut through June 30, 2007 require prior approval of the Connecticut Commissioner.

  DIVIDEND RESTRICTIONS OF SUBSIDIARIES

     MLAC is regulated under Connecticut State Insurance Law as described above. As a result of the acquisition on July 1, 2005, under Connecticut State Insurance Law all dividend payments by MLAC through June 30, 2007 to the Company require prior approval of the Connecticut Commissioner. MLAC did not pay any dividends in 2006.Since MLAC's statutory unassigned funds surplus is negative, MLAC cannot pay any dividends without prior approval of the Commissioner.

     Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to its parent as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a cash dividend to MetLife Connecticut in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance ("Delaware Commissioner") and the Delaware Commissioner does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. MLI-USA did not pay dividends for the year ended December 31, 2006. Since MLI-USA's statutory unassigned funds surplus is negative, MLI-USA cannot pay any dividends without prior approval of the Delaware Commissioner.

CAPITAL CONTRIBUTIONS

     On September 30, 2006, MLI-USA received a capital contribution from MetLife of $162 million in the form of intangible assets related to VODA, and the associated deferred income tax liability, which is more fully described in Note 8.

     See also Note 3 for information related to the change in the reporting entity.

     MLI-USA received a cash contribution of $300 million from MLIG during the year ended December 31, 2004.

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company and its insurance subsidiaries each exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Connecticut Insurance Department and the Delaware Insurance Department have adopted Codification with certain modifications for the preparation of statutory financial statements of insurance companies in Connecticut and

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Delaware, respectively. Modifications by the various state insurance departments may impact the effect of Codification on the statutory capital and surplus of MetLife Connecticut and each of its insurance subsidiaries.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company is the net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year.

     Further, statutory accounting principles do not give recognition to purchase accounting adjustments made as a result of the Acquisition.

     Statutory net income of MetLife Connecticut, a Connecticut domiciled insurer, was $749 million, $1.0 billion and $975 million for the years ended December 31, 2006, 2005 and 2004, respectively. Statutory capital and surplus, as filed with the Connecticut Insurance Department, was $4.1 billion and $4.0 billion at December 31, 2006 and 2005, respectively.

     Statutory net income (loss) of MLAC, a Connecticut domiciled insurer, was $107 million, ($97) million and ($211) million for the years ended December 31, 2006, 2005 and 2004, respectively. Statutory capital and surplus, as filed with the Connecticut Insurance Department, was $740 million and $765 million at December 31, 2006 and 2005, respectively.

     Statutory net income (loss) of MLI-USA, a Delaware domiciled insurer, was ($116) million, ($227) million and ($201) million for the years ended December 31, 2006, 2005 and 2004, respectively. Statutory capital and surplus, as filed with the Delaware Insurance Department, was $575 million and $555 million at December 31, 2006 and 2005, respectively.

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2006, 2005 and 2004, in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:


                                                               YEARS ENDED DECEMBER
                                                                        31,
                                                              ----------------------
                                                               2006     2005    2004
                                                              -----   -------   ----
                                                                   (IN MILLIONS)


Holding gains (losses) on investments arising during the
  year......................................................  $(434)  $(1,148)  $(37)
Income tax effect of holding gains (losses).................    147       402     14
Reclassification adjustments:
  Recognized holding (gains) losses included in current year
     income.................................................    487       295      2
  Amortization of premiums and accretion of discounts
     associated with investments............................     60        96     21
  Income tax effect.........................................   (186)     (137)    (8)
Allocation of holding losses on investments relating to
  other policyholder amounts................................     42        71     10
Income tax effect of allocation of holding losses to other
  policyholder amounts......................................    (14)      (25)    (4)
                                                              -----   -------   ----
Net unrealized investment gains (losses)....................    102      (446)    (2)
                                                              -----   -------   ----
Foreign currency translation adjustment.....................     (2)        2     --
                                                              -----   -------   ----
     Other comprehensive income (loss)......................  $ 100   $  (444)  $ (2)
                                                              =====   =======   ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

15.  OTHER EXPENSES

     Information on other expenses is as follows:


                                                             YEARS ENDED DECEMBER 31,
                                                          ------------------------------
                                                           2006         2005        2004
                                                          ------   -------------   -----
                                                                   (IN MILLIONS)


Compensation............................................  $  211       $ 100       $  --
Commissions.............................................     712         931         237
Interest and debt issue costs...........................      31          25           2
Amortization of DAC and VOBA............................     488         288         115
Capitalization of DAC...................................    (721)       (886)       (281)
Rent, net of sublease income............................      11           7          --
Minority interest.......................................      26           1          --
Insurance tax...........................................      42          10           3
Other...................................................     373         202         103
                                                          ------       -----       -----
  Total other expenses..................................  $1,173       $ 678       $ 179
                                                          ======       =====       =====



16.  BUSINESS SEGMENT INFORMATION

     Prior to the acquisition of MetLife Connecticut by MetLife, MLI-USA operated as a single segment. On the Acquisition Date, MetLife reorganized the Company's operations into two operating segments, Individual and Institutional, as well as Corporate & Other, so as to more closely align the acquired business with the manner in which MetLife manages its existing businesses. Individual offers a wide variety of protection and asset accumulation products, including life insurance, annuities and mutual funds. Institutional offers a broad range of group insurance and retirement & savings products and services, including group life insurance and other insurance products and services. These segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements. Corporate & Other contains the excess capital not allocated to the business segments, various start-up entities and run-off business, the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt, expenses associated with certain legal proceedings and the elimination of intersegment transactions.

     Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in the Company's businesses. As a part of the economic capital process, a portion of net investment income is credited to the segments based on the level of allocated equity.

     The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. Subsequent to the Acquisition Date, the Company allocates equity to each segment based upon the economic capital model used by MetLife that allows MetLife and the Company to effectively manage its capital. The Company evaluates the performance of each segment based upon net income excluding net investment gains (losses), net of income tax, and adjustments related to net investment gains (losses), net of income tax.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2006 and 2005.


                                                                              CORPORATE &
FOR THE YEAR ENDED DECEMBER 31, 2006               INDIVIDUAL  INSTITUTIONAL     OTHER       TOTAL
------------------------------------               ----------  -------------  -----------  --------
                                                                     (IN MILLIONS)


STATEMENT OF INCOME:
Premiums.........................................    $   218      $    65       $    25    $    308
Universal life and investment-type product policy
  fees...........................................      1,244           24            --       1,268
Net investment income............................        985        1,449           405       2,839
Other revenues...................................        195           15             2         212
Net investment gains (losses)....................       (194)        (282)          (45)       (521)
Policyholder benefits and claims.................        315          450            27         792
Interest credited to policyholder account
  balances.......................................        669          647            --       1,316
Other expenses...................................      1,045           16           112       1,173
                                                     -------      -------       -------    --------
Income before provision for income tax...........        419          158           248         825
Provision for income tax.........................        145           55            28         228
                                                     -------      -------       -------    --------
Net income.......................................    $   274      $   103       $   220    $    597
                                                     =======      =======       =======    ========
BALANCE SHEET:
Total assets.....................................    $76,897      $35,982       $11,208    $124,087
DAC and VOBA.....................................    $ 4,946      $   165       $    --    $  5,111
Goodwill.........................................    $   234      $   312       $   407    $    953
Separate account assets..........................    $47,566      $ 2,501       $    --    $ 50,067
Policyholder liabilities.........................    $24,429      $27,391       $ 4,446    $ 56,266
Separate account liabilities.....................    $47,566      $ 2,501       $    --    $ 50,067

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                              CORPORATE &
FOR THE YEAR ENDED DECEMBER 31, 2005(1)            INDIVIDUAL  INSTITUTIONAL     OTHER       TOTAL
---------------------------------------            ----------  -------------  -----------  --------
                                                                     (IN MILLIONS)


STATEMENT OF INCOME:
Premiums.........................................    $   152      $   116       $    13    $    281
Universal life and investment-type product policy
  fees...........................................        845           17            --         862
Net investment income............................        530          712           196       1,438
Other revenues...................................        121           10             1         132
Net investment gains (losses)....................       (113)         (87)            2        (198)
Policyholder benefits and claims.................        224          324            22         570
Interest credited to policyholder account
  balances.......................................        417          303            --         720
Other expenses...................................        640           30             8         678
                                                     -------      -------       -------    --------
Income before provision for income tax...........        254          111           182         547
Provision for income tax.........................         53           38            65         156
                                                     -------      -------       -------    --------
Net income.......................................    $   201      $    73       $   117    $    391
                                                     =======      =======       =======    ========
BALANCE SHEET:
Total assets.....................................    $71,385      $38,072       $11,791    $121,248
DAC and VOBA.....................................    $ 4,753      $   161       $    --    $  4,914
Goodwill.........................................    $   227      $   305       $   392    $    924
Separate account assets..........................    $41,347      $ 3,177       $    --    $ 44,524
Policyholder liabilities.........................    $24,855      $28,340       $ 4,282    $ 57,477
Separate account liabilities.....................    $41,347      $ 3,177       $    --    $ 44,524


--------

(1) Includes six months of results for MetLife Connecticut and its subsidiaries and twelve months of results for MLI-USA.

     Net investment income and net investment gains (losses) are based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Revenues derived from any customer did not exceed 10% of consolidated revenues for the years ended December 31, 2006, 2005 and 2004. Substantially all of the Company's revenues originated in the United States.

17.  DISCONTINUED OPERATIONS

  REAL ESTATE

     The Company actively manages its real estate portfolio with the objective of maximizing earnings through selective acquisitions and dispositions. Income related to real estate classified as held-for-sale or sold is presented in discontinued operations. These assets are carried at the lower of depreciated cost or fair value less expected disposition costs.

     In the Institutional segment, the Company had $1 million of investment income and $1 million of investment expense related to discontinued operations resulting in no change to net investment income for the year ended December 31, 2006. The Company had no investment income or expense related to discontinued operations for the years ended December 31, 2005 and 2004.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The carrying value of real estate related to discontinued operations was $7 million and $5 million at December 31, 2006 and 2005, respectively.

18.  FAIR VALUE INFORMATION

     The estimated fair value of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments are as follows:


                                                         NOTIONAL   CARRYING    ESTIMATED
                                                         AMOUNT       VALUE    FAIR VALUE
DECEMBER 31, 2006                                        --------   --------   ----------
                                                                   (IN MILLIONS)


Assets:
  Fixed maturity securities............................              $47,846     $47,846
  Equity securities....................................              $   795     $   795
  Mortgage and consumer loans..........................              $ 3,595     $ 3,547
  Policy loans.........................................              $   918     $   918
  Short-term investments...............................              $   777     $   777
  Cash and cash equivalents............................              $   649     $   649
  Accrued investment income............................              $   597     $   597
  Mortgage loan commitments............................    $665      $    --     $     1
  Commitments to fund bank credit facilities...........    $173      $    --     $    --
Liabilities:
  Policyholder account balances........................              $29,780     $28,028
  Long-term debt -- affiliated.........................              $   435     $   425
  Payables for collateral under securities loaned and
     other transactions................................              $ 9,155     $ 9,155




                                                         NOTIONAL   CARRYING    ESTIMATED
                                                         AMOUNT       VALUE    FAIR VALUE
DECEMBER 31, 2005                                        --------   --------   ----------
                                                                   (IN MILLIONS)


Assets:
  Fixed maturity securities............................              $52,589     $52,589
  Trading Securities...................................              $   452     $   452
  Equity securities....................................              $   421     $   421
  Mortgage and consumer loans..........................              $ 2,543     $ 2,553
  Policy loans.........................................              $   916     $   916
  Short-term investments...............................              $ 1,769     $ 1,769
  Cash and cash equivalents............................              $   571     $   571
  Accrued investment income............................              $   602     $   602
  Mortgage loan commitments............................    $339      $    --     $    (2)
Liabilities:
  Policyholder account balances........................              $32,877     $31,621
  Long-term debt -- affiliated.........................              $   435     $   443
  Payables for collateral under securities loaned and
     other transactions................................              $ 9,737     $ 9,737

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  FIXED MATURITY SECURITIES, TRADING SECURITIES AND EQUITY SECURITIES

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.


  MORTGAGE AND CONSUMER LOANS, MORTGAGE LOAN COMMITMENTS AND COMMITMENTS TO FUND BANK CREDIT FACILITIES

     Fair values for mortgage and consumer loans are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments and commitments to fund bank credit facilities, the estimated fair value is the net premium or discount of the commitments.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

  ACCRUED INVESTMENT INCOME

     The carrying value for accrued investment income approximates fair value.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of PABs which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of PABs without final contractual maturities are assumed to equal their current net surrender value.

  LONG-TERM DEBT

     The fair values of long-term debt are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

  PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying value for payables for collateral under securities loaned and other transactions approximate fair value.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative financial instruments, including financial futures, financial forwards, interest rate, credit default and foreign currency swaps, foreign currency forwards, caps, floors, and options are based upon quotations obtained from dealers or other reliable sources. See Note 5 for derivative fair value disclosures.

19.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into a Master Service Agreement with Metropolitan Life who provides administrative, accounting, legal and similar services to the Company. Metropolitan Life charged the Company $167 million, $15 million and $14 million, included in other expenses, for services performed under the Master Service Agreement for the years ended December 31, 2006, 2005 and 2004, respectively.

     The Company entered into a Service Agreement with MetLife Group, Inc. ("MetLife Group"), a wholly-owned subsidiary of MetLife, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $154 million, $49 million and $43 million, included in other expenses, for services performed under the Service Agreement for the years ended December 31, 2006, 2005 and 2004, respectively.

     The Company has entered into various agreements with other affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, investment advice and distribution services. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $190 million, $48 million and $52 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     In 2005, MLI-USA entered into Broker-Dealer Wholesale Sales Agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on MLI-USA's behalf, fixed rate insurance products through authorized retailers. MLI-USA agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged MLI-USA $65 million, included in other expenses, for the year ended December 31, 2006. MLI-USA did not incur any such expenses for the years ended December 31, 2005 and 2004.

     The Company had payables from affiliates of $9 million and $3 million at December 31, 2006 and 2005, respectively, excluding affiliated reinsurance balances discussed below.

  INVESTMENT TRANSACTIONS

     As of December 31, 2006 and 2005, the Company held $581 million and $346 million, respectively, of its total invested assets in the MetLife Money Market Pool and the MetLife Intermediate Income Pool which are affiliated partnerships. These amounts are included in short-term investments.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:


                                                                   YEARS ENDED
                                                                  DECEMBER 31,
                                                               ------------------
                                                               2006   2005   2004
                                                               ----   ----   ----
                                                                  (IN MILLIONS)


Fair market value of assets transferred to affiliates........  $164   $ 79   $320
Amortized cost of assets transferred to affiliates...........  $164   $ 78   $324
Net investment gains (losses) recognized on transfers........  $ --   $  1   $ (4)
Fair market value of assets transferred from affiliates......  $ 89   $830   $ --

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  REINSURANCE TRANSACTIONS

     As of December 1, 2006, the Company acquired a block of structured settlement business from Texas Life Insurance Company ("Texas Life"), a wholly-owned subsidiary of MetLife, through an assumptive reinsurance agreement. This transaction increased future policyholder benefits of the Company by $1.3 billion and decreased deferred income tax liabilities by $142 million. A receivable at December 31, 2006 was held by the Company of $1.2 billion, related to premiums and other consideration which is expected to be paid by Texas Life during the first quarter of 2007.

     The Company also has reinsurance agreements with MetLife and certain of its subsidiaries, including Metropolitan Life, Reinsurance Group of America, Incorporated, MetLife Reinsurance Company of South Carolina, Exeter Reassurance Company, Ltd., General American Life Insurance Company ("GALIC"), and Mitsui Sumitomo MetLife Insurance Co., Ltd. As of December 31, 2006, the Company had reinsurance related assets and liabilities from these agreements totaling $2.8 billion and $1.2 billion, respectively. Prior-year comparable assets and liabilities were $2.5 billion and $1.2 billion, respectively.

     Effective January 1, 2005, MLI-USA entered into a reinsurance agreement to assume an in-force block of business from GALIC. This agreement covered certain term and universal life policies issued by GALIC on and after January 1, 2000 through December 31, 2004. This agreement also covers certain term and universal life policies issued on or after January 1, 2005. Under this agreement GALIC transferred $797 million of liabilities and $411 million in assets to MLI-USA related to the policies in-force as of December 31, 2004. MLI-USA also paid and deferred 100% of a ceding commission to GALIC of $386 million resulting in no gain or loss on the transfer of the in-force business as of January 1, 2005.

     The following tables reflect related party reinsurance information:


                                                             YEARS ENDED
                                                             DECEMBER 31,
                                                         -------------------
                                                         2006    2005   2004
                                                         ----   -----   ----
                                                            (IN MILLIONS)


Assumed premiums.......................................  $ 21   $  37    $--
Assumed fees, included in universal life and
  investment-type product policy fees..................    65     194     --
Assumed fees, included in net investment gains
  (losses).............................................    --       6     --
Assumed benefits, included in policyholder benefits and
  claims...............................................    11      32     --
Assumed benefits, included in interest credited to
  policyholder account balances........................    49      42     --
Assumed fees, included in other expenses...............    39     543     --
Assumed deferred acquisition costs, included in other
  expenses.............................................    19    (432)    --
                                                         ----   -----    ---
  Total assumed........................................  $204   $ 422    $--
                                                         ====   =====    ===
Ceded premiums.........................................  $ 21   $  12    $ 1
Ceded fees, included in universal life and investment-
  type product policy fees.............................   130      93     37
Ceded fees, included in other revenues.................    68      55     12
Ceded benefits, included in policyholder benefits and
  claims...............................................    86      92     19
Ceded fees, included in other expenses.................    64      97     --
Ceded deferred acquisition costs, included in other
  expenses.............................................    13      85     --
Ceded derivative gains (loss), included in net
  investment gains (losses)............................   (31)      5     --
                                                         ----   -----    ---
  Total ceded..........................................  $351   $ 439    $69
                                                         ====   =====    ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                    DECEMBER 31,
                                                                  ---------------
                                                                   2006     2005
                                                                  ------   ------
                                                                   (IN MILLIONS)


Reinsurance recoverables, included in premiums and other
  receivables...................................................  $2,359   $2,079
Reinsurance recoverables, included in other assets..............  $   89   $   88
Assumed (ceded) deferred acquisition costs, included in DAC.....  $  306   $  342
Assumed liabilities, included in other liabilities..............  $    8   $   24
Ceded balances payable, included in other liabilities...........  $   55   $  140
Derivative liabilities, included in policyholder account
  balances......................................................  $  (57)  $  (23)
Assumed liabilities, included in future policy benefits.........  $   26   $   23
Assumed liabilities, included in other policyholder funds.......  $1,182   $1,001


20.  SUBSEQUENT EVENT

     On March 27, 2007, the Company entered into a secured demand note with MetLife Securities, Inc. ("MSI") under which the Company agreed to fund MSI with up to $60 million of cash upon MSI's request. In connection with this agreement, the Company transferred securities with a fair value of $71 million to an MSI custody account to secure the note.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2006

                                  (IN MILLIONS)


                                                                                    AMOUNT AT
                                                     COST OR         ESTIMATED   WHICH SHOWN ON
                                                AMORTIZED COST(1)   FAIR VALUE    BALANCE SHEET
                                                -----------------   ----------   --------------


TYPE OF INVESTMENTS
Fixed Maturity Securities:
  Bonds:
     U.S. Treasury/agency securities..........       $ 5,455          $ 5,336        $ 5,336
     State and political subdivision
       securities.............................         1,062            1,030          1,030
     Foreign government securities............           533              573            573
     Public utilities.........................         2,274            2,233          2,233
     All other corporate bonds................        19,390           19,057         19,057
  Mortgage-backed and other asset-backed
     securities...............................        18,462           18,400         18,400
  Redeemable preferred stock..................         1,230            1,217          1,217
                                                     -------          -------        -------
     Total fixed maturity securities..........        48,406           47,846         47,846
                                                     -------          -------        -------
Equity Securities:
  Common stock:
     Banks, trust and insurance companies.....             1                1              1
     Industrial, miscellaneous and all other..           105              110            110
  Non-redeemable preferred stock..............           671              684            684
                                                     -------          -------        -------
     Total equity securities..................           777              795            795
                                                     -------          -------        -------
Mortgage and consumer loans...................         3,595                           3,595
Policy loans..................................           918                             918
Real estate and real estate joint ventures....           180                             180
Other limited partnership interests...........         1,082                           1,082
Short-term investments........................           777                             777
Other invested assets.........................         1,241                           1,241
                                                     -------                         -------
     Total investments........................       $56,976                         $56,434
                                                     =======                         =======



--------

   (1) Cost for fixed maturity securities and mortgage and consumer loans represents original cost reduced by repayments, net valuation allowances and writedowns from other-than-temporary declines in value and adjusted for amortization of premiums or accretion of discount; for equity securities, cost represents original cost reduced by writedowns from other-than-temporary declines in value; for real estate, cost represents original cost reduced by writedowns and adjusted for valuation allowances and depreciation; cost for real estate joint ventures and other limited partnership interests represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE II

                  CONDENSED FINANCIAL INFORMATION OF REGISTRANT
                           DECEMBER 31, 2006 AND 2005

                                  (IN MILLIONS)


                                                                  2006      2005
                                                                -------   -------


CONDENSED BALANCE SHEETS
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $38,293 and $42,526,
     respectively)............................................  $37,794   $41,947
  Equity securities available-for-sale, at estimated fair
     value (cost: $703 and $418, respectively)................      719       415
  Mortgage and consumer loans.................................    2,822     1,837
  Policy loans................................................      825       843
  Real estate and real estate joint ventures held-for-
     investment...............................................      143        71
  Real estate held-for-sale...................................        7        --
  Other limited partnership interests.........................      884     1,106
  Short-term investments......................................      186     1,219
  Investment in subsidiaries..................................    3,499     3,187
  Other invested assets.......................................      893       698
                                                                -------   -------
     Total investments........................................   47,772    51,323
Cash and cash equivalents.....................................      291       331
Accrued investment income.....................................      473       474
Premiums and other receivables................................    6,128     4,706
Deferred policy acquisition costs and value of business
  acquired....................................................    1,849     1,924
Current income tax recoverable................................       --        56
Deferred income tax assets....................................    1,281     1,113
Goodwill......................................................      646       612
Other assets..................................................      129       102
Separate account assets.......................................   19,205    19,058
                                                                -------   -------
     Total assets.............................................  $77,774   $79,699
                                                                =======   =======

LIABILITIES AND STOCKHOLDERS' EQUITY
LIABILITIES:
  Future policy benefits......................................  $17,613   $16,337
  Policyholder account balances...............................   24,764    27,298
  Other policyholder funds....................................      213       219
  Current income taxes payable................................       46        --
  Payables for collateral under securities loaned and other
     transactions.............................................    8,152     8,620
  Other liabilities...........................................      366       734
  Separate account liabilities................................   19,205    19,058
                                                                -------   -------
     Total liabilities........................................   70,359    72,266
                                                                -------   -------
STOCKHOLDERS' EQUITY:
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized; 34,595,317 shares issued and outstanding at
  December 31, 2006 and 2005..................................       86        86
Additional paid-in capital....................................    7,123     7,180
Retained earnings.............................................      520       581
Accumulated other comprehensive income (loss).................     (314)     (414)
                                                                -------   -------
     Total stockholders' equity...............................    7,415     7,433
                                                                -------   -------
     Total liabilities and stockholders' equity...............  $77,774   $79,699
                                                                =======   =======




           See accompanying notes to condensed financial information.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE II

          CONDENSED FINANCIAL INFORMATION OF REGISTRANT -- (CONTINUED)
                 FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                  (IN MILLIONS)


                                                               YEARS ENDED DECEMBER
                                                                        31,
                                                               --------------------
                                                                2006          2005
                                                               ------        ------


CONDENSED STATEMENTS OF INCOME
REVENUES
Premiums.....................................................  $  176        $  206
Universal life and investment-type product policy fees.......     381           185
Net investment income........................................   2,167         1,044
Equity in earnings of subsidiaries...........................     277           225
Other revenues...............................................      42            32
Net investment gains (losses)................................    (397)         (159)
                                                               ------        ------
  Total revenues.............................................   2,646         1,533
                                                               ------        ------
EXPENSES
Policyholder benefits and claims.............................     599           433
Interest credited to policyholder account balances...........     926           429
Other expenses...............................................     388           195
                                                               ------        ------
  Total expenses.............................................   1,913         1,057
                                                               ------        ------
Income before provision for income tax.......................     733           476
Provision for income tax.....................................     136            85
                                                               ------        ------
Net income...................................................  $  597        $  391
                                                               ======        ======




           See accompanying notes to condensed financial information.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE II

          CONDENSED FINANCIAL INFORMATION OF REGISTRANT -- (CONTINUED)
                 FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                  (IN MILLIONS)


                                                               YEARS ENDED DECEMBER
                                                                       31,
                                                             -----------------------
                                                               2006           2005
                                                             --------       --------


CONDENSED STATEMENT OF CASH FLOWS
Net cash provided by operating activities..................  $    899       $  2,000
                                                             --------       --------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities.............................    22,406         18,453
     Equity securities.....................................       218            181
     Mortgage and consumer loans...........................       878            687
     Real estate and real estate joint ventures............       127             44
     Other limited partnership interests...................       537            152
  Purchases of:
     Fixed maturity securities.............................   (19,021)       (26,517)
     Equity securities.....................................       (62)            --
     Mortgage and consumer loans...........................    (1,870)          (460)
     Real estate and real estate joint ventures............       (53)            --
     Other limited partnership interests...................      (295)          (233)
  Net change in policy loans...............................        18              5
  Net change in short-term investments.....................     1,033            633
  Net change in other invested assets......................      (129)          (728)
  Other, net...............................................        (1)            17
                                                             --------       --------
Net cash provided by (used in) investing activities........  $  3,786       $ (7,766)
                                                             --------       --------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits..............................................  $  1,633       $  7,075
     Withdrawals...........................................    (4,936)        (8,682)
  Net change in payables for collateral under securities
     loaned and other transactions.........................      (468)         7,458
  Dividends on common stock................................      (917)            --
  Other, net...............................................       (37)           (61)
                                                             --------       --------
Net cash (used in) provided by financing activities........    (4,725)         5,790
                                                             --------       --------
Change in cash and cash equivalents........................       (40)            24
Cash and cash equivalents, beginning of period.............       331            307
                                                             --------       --------
CASH AND CASH EQUIVALENTS, END OF PERIOD...................  $    291       $    331
                                                             ========       ========
Supplemental disclosures of cash flow information:
  Net cash paid during the year for:
     Income tax............................................  $     88       $     51
                                                             ========       ========
  Non-cash transactions during the period:
     Contribution of other intangible assets, net of income
       tax.................................................  $    162       $     --
     Contribution of goodwill from MetLife, Inc. ..........  $     32       $     --
                                                             ========       ========


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE II

             NOTES TO CONDENSED FINANCIAL INFORMATION OF REGISTRANT

1.  SUMMARY OF ACCOUNTING POLICIES

  BUSINESS

     "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut (formerly, The Travelers Insurance Company), a Connecticut corporation incorporated in 1863 ("MetLife Connecticut"), and its subsidiaries, including MetLife Life and Annuity Company of Connecticut ("MLAC," formerly The Travelers Life and Annuity Company) and MetLife Investors USA Insurance Company ("MLI-USA"). The Company is a subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

     On July 1, 2005 (the "Acquisition Date"), MetLife Connecticut became a wholly-owned subsidiary of MetLife. MetLife Connecticut, together with substantially all of Citigroup Inc.'s ("Citigroup") international insurance businesses, excluding Primerica Life Insurance Company and its subsidiaries ("Primerica") (collectively, "Travelers"), were acquired by MetLife from Citigroup (the "Acquisition") for $12.1 billion. See Note 2 of the consolidated financial statements for further information on the Acquisition.

     On October 11, 2006, MetLife Connecticut and MetLife Investors Group, Inc. ("MLIG"), both subsidiaries of MetLife, entered into a Transfer Agreement ("Transfer Agreement"), pursuant to which MetLife Connecticut agreed to acquire all of the outstanding stock of MLI-USA from MLIG in exchange for shares of MetLife Connecticut's common stock. To effectuate the exchange of shares, MetLife returned 10,000,000 shares just prior to the closing of the transaction and retained 30,000,000 shares representing 100% of the issued and outstanding shares of MetLife Connecticut. MetLife Connecticut issued 4,595,317 new shares to MLIG in exchange for all of the outstanding common stock of MLI-USA. After the closing of the transaction, 34,595,317 shares of MetLife Connecticut's common stock are outstanding, of which MLIG holds 4,595,317 shares, with the remaining shares held by MetLife.

     The transfer of MLI-USA to MetLife Connecticut was a transaction between entities under common control. Since MLI-USA was the original entity under common control, for financial statement reporting purposes, MLI-USA is considered the accounting acquirer of MetLife Connecticut. Accordingly, financial information of the registrant has been provided for periods subsequent to the Acquisition Date only.

  BASIS OF PRESENTATION

     The condensed financial information of MetLife Connecticut should be read in conjunction with the Consolidated Financial Statements of MICC and the notes thereto (the "Consolidated Financial Statements"). These condensed nonconsolidated financial statements reflect the results of operations, financial condition and cash flows for MetLife Connecticut. Investments in subsidiaries are accounted for using the equity method of accounting prescribed by Accounting Principles Board ("APB") Opinion No. 18, The Equity Method of Accounting for Investments in Common Stock. The condensed statement of income and statement of cash flows for the year ended December 31, 2005 included herein reflect the full year of operating results for MLI-USA in equity in earnings of subsidiaries.

     MetLife Connecticut's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP") except as stated above which requires management to make certain estimates and assumptions. The most important of these estimates and assumptions relate to fair value measurements, the accounting for goodwill and identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed financial statements and accompanying notes. Actual results could differ materially from these estimates.

     For information on the following, refer to the indicated Notes to the Consolidated Financial Statements of MICC:

     - Business, Basis of Presentation and Summary of Significant Accounting Policies (Note 1)

     - Acquisition of MetLife Insurance Company of Connecticut by MetLife, Inc. from Citigroup Inc. (Note 2)

     - Contingencies, Commitments and Guarantees (Note 12)

     - Equity (Note 14)

2.  SUPPORT AGREEMENT

     MetLife Connecticut entered into a net worth maintenance agreement with its indirect subsidiary, MetLife Europe Limited, an Irish company ("MetLife Europe"), in connection with MetLife Europe's formation. Under the agreement, MetLife Connecticut has agreed, without limitation as to amount, to cause MetLife Europe to have a minimum capital and surplus of the greater of EUR 14 million or an amount sufficient to provide solvency cover equal to 200% of the minimum solvency cover required by applicable law and regulation, as interpreted by the Irish Financial Services Regulatory Authority or any successor body, during MetLife Europe's first three years of operation and 150% thereafter, and liquidity necessary to enable it to meet its current obligations on a timely basis. At December 31, 2006, the capital and surplus of MetLife Europe was in excess of the minimum capital and surplus amount referenced above.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                     AS OF DECEMBER 31, 2006, 2005 AND 2004

                                  (IN MILLIONS)


                                              DAC       FUTURE POLICY     POLICYHOLDER
                                              AND    BENEFITS AND OTHER      ACCOUNT      UNEARNED
SEGMENT                                      VOBA    POLICYHOLDER FUNDS     BALANCES     REVENUE(1)
-------                                     ------   ------------------   ------------   ----------


2006
Individual................................  $4,946         $ 3,769           $20,660        $260
Institutional.............................     165          12,895            14,496           3
Corporate & Other.........................      --           4,503               (57)         --
                                            ------         -------           -------        ----
                                            $5,111         $21,167           $35,099        $263
                                            ======         =======           =======        ====
2005
Individual................................  $4,753         $ 3,452           $21,403        $141
Institutional.............................     161          11,880            16,460           1
Corporate & Other.........................      --           4,305               (23)         --
                                            ------         -------           -------        ----
                                            $4,914         $19,637           $37,840        $142
                                            ======         =======           =======        ====
2004(2)...................................  $  678         $   149           $ 4,591        $  6
                                            ======         =======           =======        ====



--------

   (1) Amounts are included within the future policy benefits and other policyholder funds column.

   (2) Prior to the Acquisition of MetLife Connecticut by MetLife, MLI-USA operated as a single segment.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                  (IN MILLIONS)


                               PREMIUM                 POLICYHOLDER   AMORTIZATION OF
                               REVENUE        NET      BENEFITS AND     DAC AND VOBA       OTHER          PREMIUMS
                             AND POLICY   INVESTMENT     INTEREST        CHARGED TO      OPERATING         WRITTEN
SEGMENT                        CHARGES      INCOME       CREDITED      OTHER EXPENSES   EXPENSES(1)   (EXCLUDING LIFE)
-------                      ----------   ----------   ------------   ---------------   -----------   ----------------


2006
Individual.................    $1,462       $  985        $  984            $481            $564             $--
Institutional..............        89        1,449         1,097               6              10               9
Corporate & Other..........        25          405            27               1             111              25
                               ------       ------        ------            ----            ----             ---
                               $1,576       $2,839        $2,108            $488            $685             $34
                               ======       ======        ======            ====            ====             ===
2005(2)
Individual.................    $  997       $  530        $  641            $287            $353             $--
Institutional..............       133          712           627               1              29               9
Corporate & Other..........        13          196            22              --               8              13
                               ------       ------        ------            ----            ----             ---
                               $1,143       $1,438        $1,290            $288            $390             $22
                               ======       ======        ======            ====            ====             ===
2004(3)....................    $  168       $  207        $  171            $115            $ 64             $--
                               ======       ======        ======            ====            ====             ===



--------

   (1) Includes other expenses excluding amortization of deferred acquisition costs and value of business acquired charged to other expenses.

   (2) Includes six months of results for MetLife Connecticut and twelve months of results for MLI-USA.

   (3) Prior to the acquisition of MetLife Connecticut by MetLife, MLI-USA operated as a single segment.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE IV

                            CONSOLIDATED REINSURANCE
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                  (IN MILLIONS)


                                                                                 % AMOUNT
                                                                                  ASSUMED
                                GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                ------------   --------   -------   ----------   --------


2006
Life insurance in force.......    $153,390     $119,281   $14,374     $48,483      29.6%
                                  ========     ========   =======     =======
Insurance premium
Life insurance................    $    323     $     72   $    21     $   272       7.7%
Accident and health...........         276          240        --          36        --%
                                  --------     --------   -------     -------
  Total insurance premium.....    $    599     $    312   $    21     $   308       6.8%
                                  ========     ========   =======     =======





                                                                                % AMOUNT
                                                                                 ASSUMED
                                GROSS AMOUNT    CEDED    ASSUMED   NET AMOUNT    TO NET
                                ------------   -------   -------   ----------   --------


2005
Life insurance in force.......    $126,362     $93,686   $16,921     $49,597      34.1%
                                  ========     =======   =======     =======
Insurance premium
Life insurance................    $    269     $    45   $    38     $   262      14.5%
Accident and health...........         144         125        --          19        --%
                                  --------     -------   -------     -------
  Total insurance premium.....    $    413     $   170   $    38     $   281      13.5%
                                  ========     =======   =======     =======





                                                                                % AMOUNT
                                                                                 ASSUMED
                                 GROSS AMOUNT    CEDED   ASSUMED   NET AMOUNT    TO NET
                                 ------------   ------   -------   ----------   --------


2004
Life insurance in force........     $4,310      $2,759     $--       $1,551        --%
                                    ======      ======     ===       ======
Insurance premium
Life insurance.................     $   13      $    4     $--       $    9        --%
                                    ------      ------     ---       ------
  Total insurance premium......     $   13      $    4     $--       $    9        --%
                                    ======      ======     ===       ======



     For the year ended December 31, 2006, both reinsurance ceded and assumed include affiliated transactions of $21 million. For the year ended December 31, 2005, reinsurance ceded and assumed include affiliated transactions of $12 million and $38 million, respectively. For the year ended December 31, 2004, both reinsurance ceded and assumed include affiliated transactions of $1 million.

                                  INDEX ANNUITY



                       STATEMENT OF ADDITIONAL INFORMATION



                METLIFE OF CT FUND BD III FOR VARIABLE ANNUITIES



                      INDIVIDUAL VARIABLE ANNUITY CONTRACT


                                    ISSUED BY




                    METLIFE INSURANCE COMPANY OF CONNECTICUT


                                  ONE CITYPLACE


                        HARTFORD, CONNECTICUT 06103-3415



MIC-BOOK-17                                                       APRIL 30, 2007

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a) The financial statements of the Registrant and the report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:



     (1)  Statement of Assets and Liabilities as of December 31, 2006



     (2)  Statement of Operations for the year ended December 31, 2006



     (3) Statement of Changes in Net Assets for the years ended December 31, 2006 and 2005





     (4)  Notes to Financial Statements



The consolidated financial statements and schedules of MetLife Insurance Company of Connecticut and subsidiaries and the report of Independent Registered Public Accounting Firm thereto are contained in the Statement of Additional Information. The consolidated financial statements of MetLife Insurance Company of Connecticut and subsidiaries include:



     (1)  Consolidated Balance Sheets as of December 31, 2006 and 2005



     (2) Consolidated Statements of Income for the years ended December 31, 2006, 2005 and 2004





     (3) Consolidated Statements of Stockholder's Equity for the years ended December 31, 2006, 2005 and 2004.



     (4) Consolidated Statements of Cash Flows for the years ended December 31, 2006, 2005 and 2004


     (5)  Notes to Consolidated Financial Statements


     (6)  Financial Statement Schedules


(b)  Exhibits



EXHIBIT
 NUMBER   DESCRIPTION
-------   -----------


1. Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registrant's Registration Statement on Form N-4, filed May 23, 1997, File No. 333-27689.)
2.        Not Applicable.
3(a).     Distribution and Principal Underwriting Agreement among the
          Registrant, The Travelers Insurance Company and Travelers
          Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to Post Effective Amendment No. 4 to The Travelers Separate Account
          Five for Variable Annuities' Registration Statement on Form N-4, File
          No. 333-58783 filed February 26, 2001.)
3(b). Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 14 to The Travelers Fund
          ABD for Variable Annuities' Registration Statement on Form N-4, File
          No. 033-65343 filed April 6, 2006.)
3(c)      Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC).
          (Incorporated herein by reference to Exhibit 3(c) to Post-Effective
          Amendment No. 16 to MetLife of CT Fund ABD for Variable Annuities'
          Registration Statement on Form N-4, File No. 033-65343/811-07465 filed April 4, 2007.)
3(d) Master Retail Sales Agreement (MLIDC). (Incorporated herein by reference to Exhibit 3(d) to Post-Effective Amendment No. 16 to
          MetLife of CT Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343/811-07465 filed April 4, 2007.)
4(c).     Roth 401 Endorsement. (Incorporated herein by reference to Exhibit
          4(d) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for
          Variable Annuities' Registration Statement on Form N-4, File No. 033-
          65343 filed April 6, 2006.)
4(d).     Roth 403(b) Endorsement.  (Incorporated herein by reference to
          Exhibit 4(e) to Post-Effective Amendment No. 14 to The Travelers Fund
          ABD for Variable Annuities' Registration Statement on Form N-4, File
          No. 033-65343 filed April 6, 2006.)
5(a).     Application. (Incorporated herein by reference to Pre-Effective
          Amendment No. 2 to the Registrant's Registration Statement on Form N-
          4, filed August 12, 1997, File No. 333-27689.)

EXHIBIT
 NUMBER   DESCRIPTION
-------   -----------

5(b). Form of Variable Annuity Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 14 to The
          Travelers Fund ABD for Variable Annuities' Registration Statement on
          Form N-4, File No. 033-65343 filed April 6, 2006.)
6(a).     Charter of The Travelers Insurance Company, as amended on October 19,
          1994. (Incorporated herein by reference to Exhibit 3(a)(i) to the Registration Statement on Form S-2, File No. 033-58677, filed via
          Edgar on April 18, 1995.)
6(b).     By-Laws of The Travelers Insurance Company, as amended on October 20,
          1994. (Incorporated herein by reference to Exhibit 3(b)(i) to the Registration Statement on Form S-2, File No. 033-58677, filed via
          Edgar on April 18, 1995.)
6(c). Certificate of Amendment of the Charter as Amended and Restated of The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No.
          14 to The Travelers Fund ABD for Variable Annuities' Registration
          Statement on Form N-4 , File No. 033-65343 filed April 6, 2006.)
7.        Specimen Reinsurance Agreement. (Incorporated herein by reference to
          Exhibit 7 to Post-Effective Amendment No. 2 to The Travelers Fund BD
          III for Variable Annuities' Registration Statement on Form N-4, File
          No. 333-65942, filed April 15, 2003.).
8(a). Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to The Travelers Separate
          Account Eleven for Variable Annuities' Registration Statement on Form
          N-4, File No. 333-101778 filed April 21, 2005.)
8(b).     Participation Agreement Among Metropolitan Series Fund, Inc., MetLife
          Advisers, LLC, Metropolitan Life Insurance Company, The Travelers
          Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 14 to The Travelers Fund
          ABD for Variable Annuities' Registration Statement on Form N-4, File
          No. 033-65343 filed April 6, 2006.)
8(c).     Participation Agreement Among Met Investors Series Trust, Met
          Investors Advisory, LLC, MetLife Investors Distribution Company, The
          Travelers Insurance Company and The Travelers Life and Annuity
          Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The
          Travelers Fund ABD for Variable Annuities' Registration Statement on
          Form N-4, File No. 033-65343 filed April 6, 2006.)
9.        Opinion of Counsel as to the legality of securities being registered.
          (Incorporated herein by reference to Exhibit 9 to the Registrant's
          Registration Statement on Form N-4 filed May 23, 1997, File No. 333-
          27689.)
10.       Consent of Deloitte & Touche LLP, Independent Registered Public
          Accounting Firm. Filed herewith.
11.       Not applicable.
12.       Not applicable.
13.       Power of Attorney authorizing Michele H. Abate, John E. Connolly,
          Jr., James L. Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie C.
          Swift to act as signatory for Michael K. Farrell, William J.
          Mullaney, Lisa M. Weber, Stanley J. Talbi, and Joseph J. Prochaska,
          Jr. Filed herewith.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:

    MetLife Insurance Company of Connecticut
    One Cityplace
    Hartford, CT 06103-3415




NAME AND PRINCIPAL                 POSITIONS AND OFFICES
BUSINESS ADDRESS                   WITH INSURANCE COMPANY
--------------------------------   ---------------------------------------------


Michael K. Farrell                 Director and President
10 Park Avenue
Morristown, NJ 07962
Leland C. Launer, Jr.              Director
501 Route 22
Bridgewater, NJ 08807
Lisa M. Weber                      Director
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

NAME AND PRINCIPAL                 POSITIONS AND OFFICES
BUSINESS ADDRESS                   WITH INSURANCE COMPANY
--------------------------------   ---------------------------------------------

Steven A. Kandarian                Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962
James L. Lipscomb                  Executive Vice President and General Counsel
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
Joseph J. Prochaska, Jr.           Executive Vice President and Chief Accounting Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
Stanley J. Talbi                   Executive Vice President and Chief Financial Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
Gwenn L. Carr                      Senior Vice President and Secretary
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
Anthony J. Williamson              Senior Vice President and Treasurer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
Roberto Baron                      Vice President and Senior Actuary
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
S. Peter Headley                   Vice President and Assistant Secretary
6750 Poplar Avenue
Germantown, TN 38138
Daniel D. Jordan                   Vice President and Assistant Secretary
501 Boylston Street
Boston, MA 02116
Bennett Kleinberg                  Vice President and Actuary
185 Asylum Street
Hartford, CT 06103
Paul L. LeClair                    Vice President and Actuary
501 Boylston Street
Boston, MA 02116
Linn K. Richardson                 Vice President and Actuary
10 Park Avenue
Morristown, NJ 07962
Jonathan L. Rosenthal              Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962
Jeffrey N. Altman                  Vice President
10 Park Avenue
Morristown, NJ 07962
Steven J. Brash                    Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

NAME AND PRINCIPAL                 POSITIONS AND OFFICES
BUSINESS ADDRESS                   WITH INSURANCE COMPANY
--------------------------------   ---------------------------------------------

Herbert B. Brown                   Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
William D. Cammarata               Vice President
18210 Crane Nest Drive
Tampa, FL 33647
Vincent Cirulli                    Vice President
10 Park Avenue
Morristown, NJ 07962
James R. Dingler                   Vice President
10 Park Avenue
Morristown, NJ 07962
Elizabeth M. Forget                Vice President
260 Madison Ave
New York, NY 10016
Judith A. Gulotta                  Vice President
10 Park Avenue
Morristown, NJ 07962
C. Scott Inglis                    Vice President
10 Park Avenue
Morristown, NJ 07962
Gene L. Lunman                     Vice President
185 Asylum Street
Hartford, CT 06103
Joseph J. Massimo                  Vice President
18210 Crane Nest Drive
Tampa, FL 33647
Daniel A. O'Neill                  Vice President
10 Park Avenue
Morristown, NJ 07962
Mark S. Reilly                     Vice President
185 Asylum Street
Hartford, CT 06103
Mark J. Remington                  Vice President
185 Asylum Street
Hartford, CT 06103
Ragai A. Roushdy                   Vice President
10 Park Avenue
Morristown, NJ 07962
Erik V. Savi                       Vice President
10 Park Avenue
Morristown, NJ 07962
Kevin M. Thorwarth                 Vice President
10 Park Avenue
Morristown, NJ 07962
Mark. H. Wilsmann                  Vice President
10 Park Avenue
Morristown, NJ 07962

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of MetLife Insurance Company of Connecticut under Connecticut insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF DECEMBER 31, 2006

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2006. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Charleston (SC)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            c) Met3 SIEFORE, S.A. de C.V. (Mexico)- 99.9% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9989% is owned by MetLife International Holdings, Inc. and 0.0011% is owned by Natiloporterm Holdings, Inc.

      5. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95.23% is owned by MetLife International Holdings, Inc. and 4.77% is owned by Natiloportem Holdings, Inc.

      6. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.

      7. MetLife Insurance Company of Korea Limited (South Korea)- 21.22% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 78.78% is owned by Metlife International Holdings, Inc.

      8. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 91.227896580% is owned by MetLife International Holdings, Inc. and 8.772103054% is owned by MetLife Vida e Previdencia S.A., and 0.000000366% is owned by Natiloportem Holdings, Inc.

      9.    MetLife Global, Inc. (DE)

      10. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      11.   MetLife Insurance Limited (United Kingdom)

      12.   MetLife General Insurance Limited (Australia)

      13.   MetLife Limited (United Kingdom)

      14. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      15.   MetLife Services Limited (United Kingdom)

      16. Siembra Seguros de Vida S.A. (Argentina) - 97.9327% is owned by MetLife International Holdings, Inc. and 2.0672% is owned by Natiloportem Holdings, Inc.

      17.   MetLife International Insurance Ltd. (Bermuda)

      18.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

            b)    MetLife Investments Pty Limited (Australia)

            c)    MetLife Trustee Pty Limited (Australia)

            d)    MetLife Services (Singapore) PTE Limited (Australia)

      19. Siembra Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by; Natiloportem Holdings, Inc.

      20. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc., and 94.9999% is owned by MetLife International Holdings Inc.

      21. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

           (a)    Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met
                  AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by Metropolitan Life Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc., and 1.0310% is held by Metropolitan Life Seguros de Retiro SA.

      22.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    MetLife Reinsurance (Bermuda) Ltd. (Bermuda)

            c)    MetLife Direct Co., Ltd. (Japan)

            d)    MetLife Vida e Previdencia S.A. (Brazil)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.   Thorngate, LLC (DE)

      7.   Alternative Fuel I, LLC (DE)

      8.   Transmountain Land & Livestock Company (MT)

      9.   MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife (India) Private Ltd. (India)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      17.   Metropolitan Realty Management, Inc. (DE)

      18.   Dewey Square South, LLC (NY)

      19.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      20.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        21.   Bond Trust Account A (MA)

        22.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      23.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      24.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   GenAmerica Management Corporation (MO)

                 (2)   Reinsurance Group of America, Incorporated (MO) - (52.8%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   Timberlake Financial, L.L.C. (DE)

                                    (A)   Timberlake Reinsurance Company II (SC)

                              (ii)  RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                        (b)   RGA Worldwide Reinsurance Company, Ltd. (Barbados)

                        (c)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (d) RGA Reinsurance Company (Barbados) Ltd. (Barbados) (80%)

                              (i)   RGA Financial Group, L.L.C. (DE)- RGA
                                    Reinsurance Company also owns a 20% non-equity membership in RGA Financial Group, L.L.C.

                        (e)   RGA Life Reinsurance Company of Canada (Canada)

                        (f)   RGA International Corporation (Nova Scotia)

                        (g)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                              (iv)  RGA Services India Private Limited (India)

                        (h)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (i)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (j) General American Argentina Seguros de Vida, S.A. (Argentina) - 95% of General American Argentina Seguros de Vida, S.A. is owned by Reinsurance Group of America, Incorporated and 5% is owned by RGA Reinsurance Company (Barbados) Ltd.

                        (k)   RGA Technology Partners, Inc. (MO)

                        (l)   RGA International Reinsurance Company (Ireland)

                        (m)   RGA Capital Trust I (DE)

                        (n)   RGA Global Reinsurance Company, Ltd. (Bermuda)

      25.   Corporate Real Estate Holdings, LLC (DE)

      26. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by Metropolitan Asset Management Corporation

      27.   MetLife Tower Resources Group, Inc. (DE)

      28.   Headland - Pacific Palisades, LLC (CA)

      29.   Headland Properties Associates (CA)

      30.   Krisman, Inc. (MO)

      31.   Special Multi-Asset Receivables Trust (DE)

      32.   White Oak Royalty Company (OK)

      33.   500 Grant Street GP LLC (DE)

      34. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      35.   MetLife Canada/MetVie Canada (Canada)

      36.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

            b)   MetLife Investment Funds Management LLC (NJ)

            c)   MetLife Associates LLC (DE)

      37.   Euro CL Investments LLC (DE)

      38.   MEXDF Properties, LLC (DE)

      39. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X. MetLife Insurance Company of Connecticut (Life Department) (Accident Department) (CT)

      1.    440 South LaSalle LLC (DE)

      2. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by MetLife Insurance Company of Connecticut and 50% is owned by a third party

      3. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party

      4.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party

      5.    Pilgrim Investments Highland Park, LLC (DE)

      6.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      7.    Pilgrim Investments York Road, LLC (DE)

      8.    Euro TI Investments LLC (DE)

      9.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      10.   Hollow Creek, L.L.C. (CT)

      11. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      12. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      13.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  2) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

            c)    Travelers Investment Adviser, Inc. (DE)

      14.   TIC European Real Estate LP, LLC (DE)

      15.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited, Inc. (UK)

            b) MetLife Pensions Trustees Limited (UK)

      16.   Travelers European Investments LLC (CT)

      17.   Travelers International Investments Ltd. (Cayman Islands)

      18.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      19.   MetLife Life and Annuity Company of Connecticut (CT)

            a)    Euro TL Investments LLC (DE)

      20.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      21. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      22.   Tribeca Distressed Securities L.L.C. (DE)

      23.   MetLife Investors USA Insurance Comapny (DE)

Y.    MetLife Reinsurance Company of South Carolina (SC)

Z.    MetLife Investment Advisors Company, LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

BB.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting common stock of Omega Reinsurance Corporation, which is 100% of all the stock outstanding as of 12/31/06.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

                                        7


ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2007, there were 2,177 qualified contracts and 2,960 non-qualified contracts of MetLife Index Annuity offered by the Registrant.


ITEM 28. INDEMNIFICATION


The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.


C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER


(a)  MetLife Investors Distribution Company
     5 Park Plaza, Suite 1900
     Irvine, CA 92614

     Prior to October 20, 2006, MLI Distribution LLC was the principal underwriter and distributor. On that date MLI Distribution LLC merged into MetLife Investors Distribution Company.





MetLife Investors Distribution Company also serves as principal underwriter and distributor for the following investment companies (other than the Registrant):





MetLife of CT Fund U for Variable Annuities
MetLife of CT Fund VA for Variable Annuities
MetLife of CT Fund BD for Variable Annuities
MetLife of CT Fund BD II for Variable Annuities
MetLife of CT Fund BD III for Variable Annuities
MetLife of CT Fund BD IV for Variable Annuities
MetLife of CT Fund ABD for Variable Annuities
MetLife of CT Fund ABD II for Variable Annuities
MetLife of CT Separate Account PF for Variable Annuities
MetLife of CT Separate Account PF II for Variable Annuities
MetLife of CT Separate Account QP for Variable Annuities
MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Separate Account TM for Variable Annuities
MetLife of CT Separate Account TM II for Variable Annuities
MetLife of CT Separate Account Five for Variable Annuities
MetLife of CT Separate Account Six for Variable Annuities
MetLife of CT Separate Account Seven for Variable Annuities
MetLife of CT Separate Account Eight for Variable Annuities
MetLife of CT Separate Account Nine for Variable Annuities
MetLife of CT Separate Account Ten for Variable Annuities
MetLife of CT Fund UL for Variable Life Insurance,
MetLife of CT Fund UL II for Variable Life Insurance
MetLife of CT Fund UL III for Variable Life Insurance
MetLife of CT Variable Life Insurance Separate Account One
MetLife of CT Variable Life Insurance Separate Account Two
MetLife of CT Variable Life Insurance Separate Account Three
MetLife of CT Variable Life Insurance Separate Account Four
Metropolitan Life Variable Annuity Separate Account I
Metropolitan Life Variable Annuity Separate Account II
MetLife of CT Separate Account Eleven for Variable Annuities
MetLife of CT Separate Account Twelve for Variable Annuities
MetLife of CT Separate Account Thirteen for Variable Annuities
MetLife of CT Separate Account Fourteen for Variable Annuities
MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002
MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002
Met Investors Series Trust
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Annuity Account Five
MetLife Investors Variable Life Account One
MetLife Investors Variable Life Account Five
MetLife Investors USA Separate Account A
MetLife Investors USA Variable Life Account A
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven

General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven






(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and managers of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.




NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ---------------------------------------------------------------------


Michael K. Farrell           Director
5 Park Plaza
Suite 1900
Irvine, CA 92614
Craig W. Markham             Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128
William J. Toppeta           Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Paul A. Sylvester            President, National Sales Manager- Annuities & LTC
10 Park Avenue
Morristown, NJ 07962
Elizabeth M. Forget          Executive Vice President, Investment Fund Management & Marketing
260 Madison Avenue
New York, NY 10016
Paul A. LaPiana              Executive Vice President, National Sales Manager-Life
5 Park Plaza
Suite 1900
Irvine, CA 92614
Richard C. Pearson           Executive Vice President, General Counsel and Secretary
5 Park Plaza
Suite 1900
Irvine, CA 92614
Andrew Aiello                Senior Vice President, Channel Head-National Accounts Channel
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Jeffrey A. Barker            Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Bill D. Fife                 Senior Vice President, Channel Head-Banks/Life Insurance
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Douglas P. Rodgers           Senior Vice President, Channel Head-LTC
10 Park Avenue, 1st Floor
Morristown, NJ 07962
Myrna F. Solomon             Senior Vice President, Channel Head-Banks
501 Boylston Street
Boston, MA 02116

NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ---------------------------------------------------------------------

Leslie Sutherland            Senior Vice President, Channel Head-Broker/Dealers
1 MetLife Plaza
Long Island City, NY 11101
Edward C. Wilson             Senior Vice President, Channel Head-Wirehouse
5 Park Plaza
Suite 1900
Irvine, CA 92614
Curtis Wohlers               Senior Vice President, Channel Head-Planners
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Anthony J. Williamson        Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Peter Gruppuso               Vice President and Chief Financial Officer
485-E US Highway 1 South
Iselin, NJ 08830
Debora L. Buffington         Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614
David DeCarlo                Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Charles M. Deuth             Vice President, National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614
Jay S. Kaduson               Senior Vice President
10 Park Avenue
Morristown, NJ 07962
James R. Fitzpatrick         Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Paul M. Kos                  Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Deron J. Richens             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Cathy Sturdivant             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Paulina Vakouros             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



                                                   (2)
                                                   NET
                    (1)                        UNDERWRITING         (3)              (4)              (5)
             NAME OF PRINCIPAL                DISCOUNTS AND   COMPENSATION ON     BROKERAGE          OTHER
                UNDERWRITER                    COMMISSIONS       REDEMPTION      COMMISSIONS      COMPENSATION
             -----------------               ---------------  ---------------  ---------------  ---------------


MLI Distribution LLC.......................    $192,981,365          $0               $0               $0




ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


(1)  MetLife Insurance Company of Connecticut
     One Cityplace
     Hartford, Connecticut 06103-3415


ITEM 31. MANAGEMENT SERVICES


Not Applicable.


ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;


(b) To include either (1) as part of any application to purchase acontract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and



(c) To deliver with any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon or oral request.


The Company hereby represents:



(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this Registration Statement and has caused this amendment to this Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 4th day of April 2007.



                METLIFE OF CT FUND BD III FOR VARIABLE ANNUITIES


                                  (Registrant)



                    METLIFE INSURANCE COMPANY OF CONNECTICUT


                                   (Depositor)



                                        By:      /s/ MICHAEL K. FARRELL
                                            ------------------------------------
                                                Michael K. Farrell, President



As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 4th day of April 2007.









          /s/ *MICHAEL K. FARRELL                   President and Director
-----------------------------------------------
              (Michael K. Farrell)

           /s/ *STANLEY J. TALBI                    Executive Vice President and Chief Financial
-----------------------------------------------        Officer
               (Stanley J. Talbi)

       /s/ *JOSEPH J. PROCHASKA, JR.                Executive Vice President and Chief
-----------------------------------------------        Accounting Officer
           (Joseph J. Prochaska, Jr.)

         /s/ *LELAND C. LAUNER, JR.                 Director
-----------------------------------------------
            (Leland C. Launer, Jr.)

             /s/ *LISA M. WEBER                     Director
-----------------------------------------------
                (Lisa M. Weber)





                                        By:     /s/ JOHN E. CONNOLLY, JR.
                                            ------------------------------------
                                            John E. Connolly, Jr., Attorney-in-
                                                            Fact


* MetLife Insurance Company of Connecticut. Executed by John E. Connolly, Jr. on behalf of those indicated pursuant to powers of attorney filed herewith.

                                  EXHIBIT INDEX





10    Consent of Deloitte & Touche LLP, Independent Registered Public
      Accounting Firm.
13    Powers of Attorney.